[GRAPHIC]

SEMI-ANNUAL REPORT FEBRUARY 28, 2003

JPMORGAN FUNDS

INCOME FUNDS

BOND FUND

BOND FUND II

ENHANCED INCOME FUND

FLEMING EMERGING MARKETS DEBT FUND

GLOBAL STRATEGIC INCOME FUND

INTERMEDIATE BOND FUND

SHORT TERM BOND FUND

SHORT-TERM BOND FUND II

STRATEGIC INCOME FUND

U.S. TREASURY INCOME FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                  1

Fund Commentaries:
   Bond Fund                                        3

   Bond Fund II                                     6

   Enhanced Income Fund                             8

   Fleming Emerging Markets Debt Fund              10

   Global Strategic Income Fund                    13

   Intermediate Bond Fund                          15

   Short Term Bond Fund                            17

   Short-Term Bond Fund II                         19

   Strategic Income Fund                           21

   U.S. Treasury Income Fund                       23

Portfolio of Investments                           25

Financial Statements                              118

Notes to Financial Statements                     136

Financial Highlights                              171


HIGHLIGHTS

- Economic weakness persists.

- Energy prices rise.

               NOT FDIC INSURED May lose value / No bank guarantee

      JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

     JPMORGAN INCOME FUNDS

PRESIDENT'S LETTER                                                 APRIL 7, 2003

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the JPMorgan Income Funds for the six-month period ended February 28, 2003. Inside you'll find in-depth information on some of our fixed-income funds along with updates from the portfolio management team.

FUND FAMILY NEWS

We would like to take this opportunity to inform you of an important event for shareholders of JPMorgan Intermediate Bond Fund. As you may know, JPMorgan Intermediate Bond Fund was recently approved, by shareholder vote, to consolidate its assets and liabilities into JPMorgan Bond Fund II, on March 21, 2003.

ECONOMIC WEAKNESS PERSISTS

Numerous forces have combined to hold back the U.S. economy from a powerful recovery. Among them: business spending, lackluster corporate earnings, a declining stock market, and escalating geopolitical risk. The fixed-income markets were volatile throughout the period as investors flocked to the relative safety of the highest quality issues.

Republican majorities were elected to both the House and the Senate, and investors speculated that the new balance of power could lead to additional tax cuts as well as the elimination of the double taxation of corporate dividends. Many investors also believed that the Federal Reserve Board would respond to continued economic weakness and earnings disappointments by easing short-term interest rates once again. And in fact, the Fed did cut rates--by one-half percent--during November.

ENERGY PRICES RISE

In the first two months of 2003, war fears and associated energy issues dominated the news. During January and February, commodity energy prices rose between 40% and 50%, reflecting a heightened war premium and the supply constraints arising from the general strike in Venezuela. In our opinion, the higher consumer prices may reduce household real income by 0.6% (unannualized) over the next few months. Rising energy prices are likely to put more pressure on the American consumer, whose confidence has faltered in recent months. During February, the Conference Board reported that its measure of consumer confidence fell to its lowest level since 1993.

As war fears grew during the period, investors became more risk averse, dampening the performance of investment-grade corporate bonds, high-yield securities and emerging markets debt.

In this time of uncertainty, your portfolio managers are working hard to maintain good performance. During the months ahead, they will continue to focus on preservation of principal while trying to obtain the highest possible yields in this low interest rate environment. The portfolio management team and all of us at JPMorgan Fleming Asset Management thank you for your continued business and anticipate serving your investment needs for many years to come. Should you have any questions, please feel free to contact your financial advisor or the JPMorgan Funds Service Center at 1-800-348-4782.


Sincerely,


/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

     JPMORGAN BOND FUND
     AS OF FEBRUARY 28, 2003

                                   FUND FACTS

  INCEPTION:       7/26/1993             CUSIPS:  Class A        616918595
  FUND NET ASSETS: $1,546                         Class B        616918587
  (in millions)                                   Institutional  616918504
                                                  Select         616918637
                                                  Ultra          616918553

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Bond Fund, which seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity, returned 5.07% (Institutional Shares) for the six-month period ended February 28, 2003. This compares to the 4.76% return of its benchmark index, the Salomon Smith Barney Broad Investment Grade Bond Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: During the fourth-quarter credit market rally, our diversified portfolio of investment-grade bonds, as well as our modest exposure to high-yield bonds and emerging markets debt, added value. Emerging markets debt remained a positive contributor through February. However, high-yield bonds hindered performance during February as Treasuries rallied and investor aversion to risky issues increased. Detracting slightly were our positions in asset-backed securities (which underperformed as sector weakness persisted) and commercial mortgage-backed securities (CMBS) -- which underperformed when their spreads versus Treasuries were wider than those of other sectors.

Q: HOW WAS THE FUND MANAGED?

A: The fixed-income markets remained highly volatile during the final months of 2002 as investors continued to react to the declining equity market, contradictory economic data and escalating geopolitical risk. Following the election of Republican majorities in Congress, discussions in Washington centered on a new fiscal stimulus package that included additional tax cuts. In November, the Federal Reserve Board lowered the Federal Funds Rate by one-half percent -- a larger-than-expected decrease -- and adopted a neutral bias. The growing fear of war in Iraq and disappointing economic news sent more investors into the relative safety of the bond market during January and February. Iraq concerns and associated energy-market developments also created additional headwinds for both businesses and consumers.

We maintained a long duration position versus the benchmark until November, when we moved to a neutral duration position. In February, we assumed a tactical short duration position, trading out of it by month-end. In order to moderate exposure to company-specific risk, we diversified our holdings in investment-grade

                                   (UNAUDITED)

AS OF FEBRUARY 28, 2003

corporate bonds. As the period ended, we were overweight Yankee bonds, telecom, energy and cable, and underweight consumer and industrial cyclicals, utilities and consumer staples. We increased our holdings in residential mortgage-backed securities and decreased CMBS. While we maintained our overweight to asset-backed securities, we focused on high-quality, short-duration securities. We trimmed our allocation to high yield and continued to make selective investments in emerging markets debt.

Q: WHAT IS THE OUTLOOK?

A: We do not believe that geopolitical angst is the only force restraining the economic recovery. For us, the more enduring and fundamental issue is poor profitability, which is delaying a recovery of capital spending and hiring. Until profit fundamentals improve, we believe the recovery should be slow, uneven and heavily dependent on continued support from low interest rates. Accordingly, we think the Fed is unlikely to tighten in 2003. We expect to maintain our overweight in residential mortgage-backed securities as long as that sector continues its strong performance. Until economic and geopolitical forces sort themselves out, we plan to focus on yield-enhancing strategies.

                                   (UNAUDITED)

                                                         AS OF FEBRUARY 28, 2003

  AVERAGE ANNUAL TOTAL RETURNS

                             1 YEAR     3 YEARS     5 YEARS   10 YEARS
-------------------------------------------------------------------------
  Class A Shares
    Without Sales Charge      8.73%      9.23%       6.70%      6.69%
    With Sales Charge*        3.81%      7.57%       5.73%      6.21%

  Class B Shares
    Without CDSC              7.52%      8.69%       6.38%      6.53%
    With CDSC**               2.52%      7.83%       6.07%      6.53%
  Institutional Shares        8.64%      9.36%       6.85%      6.87%
  Select Shares               8.49%      9.17%       6.67%      6.68%
  Ultra Shares                8.77%      9.48%       6.97%      6.93%

[CHART]

  TEN-YEAR PERFORMANCE (2/28/93 TO 2/28/03)

                 JPMORGAN BOND                            SALOMON SMITH BARNEY BROAD            LIPPER INTERMEDIATE INVESTMENT
                 FUND (INSTITUTIONAL SHARES)              INVESTMENT GRADE BOND INDEX           GRADE DEBT FUNDS INDEX
 2/28/1993                      $ 3,000,000                               $ 3,000,000                              $ 3,000,000
 3/31/1993                      $ 3,009,600                               $ 3,011,700                              $ 3,012,900
 4/30/1993                      $ 3,035,182                               $ 3,035,492                              $ 3,036,099
 5/31/1993                      $ 3,034,878                               $ 3,037,314                              $ 3,034,581
 6/30/1993                      $ 3,094,665                               $ 3,095,023                              $ 3,089,811
 7/31/1993                      $ 3,113,852                               $ 3,112,664                              $ 3,103,715
 8/31/1993                      $ 3,169,590                               $ 3,165,891                              $ 3,159,892
 9/30/1993                      $ 3,181,951                               $ 3,176,655                              $ 3,170,004
10/31/1993                      $ 3,192,134                               $ 3,186,503                              $ 3,182,367
11/30/1993                      $ 3,164,681                               $ 3,159,736                              $ 3,155,953
12/31/1993                      $ 3,179,239                               $ 3,177,430                              $ 3,172,680
 1/31/1994                      $ 3,221,523                               $ 3,220,326                              $ 3,212,973
 2/28/1994                      $ 3,166,757                               $ 3,166,868                              $ 3,153,211
 3/31/1994                      $ 3,103,422                               $ 3,088,330                              $ 3,085,102
 4/30/1994                      $ 3,075,491                               $ 3,065,168                              $ 3,059,804
 5/31/1994                      $ 3,080,719                               $ 3,064,861                              $ 3,053,991
 6/30/1994                      $ 3,070,245                               $ 3,058,425                              $ 3,048,493
 7/31/1994                      $ 3,125,816                               $ 3,116,229                              $ 3,096,964
 8/31/1994                      $ 3,128,942                               $ 3,119,657                              $ 3,102,539
 9/30/1994                      $ 3,092,021                               $ 3,074,734                              $ 3,067,480
10/31/1994                      $ 3,085,837                               $ 3,071,659                              $ 3,063,799
11/30/1994                      $ 3,075,962                               $ 3,063,673                              $ 3,055,527
12/31/1994                      $ 3,092,880                               $ 3,086,957                              $ 3,070,499
 1/31/1995                      $ 3,144,840                               $ 3,150,857                              $ 3,122,391
 2/28/1995                      $ 3,216,542                               $ 3,224,587                              $ 3,188,585
 3/31/1995                      $ 3,242,275                               $ 3,243,289                              $ 3,209,630
 4/30/1995                      $ 3,288,639                               $ 3,287,722                              $ 3,251,676
 5/31/1995                      $ 3,425,118                               $ 3,418,245                              $ 3,365,810
 6/30/1995                      $ 3,446,696                               $ 3,442,173                              $ 3,387,014
 7/31/1995                      $ 3,433,599                               $ 3,435,288                              $ 3,379,563
 8/31/1995                      $ 3,476,519                               $ 3,474,794                              $ 3,419,104
 9/30/1995                      $ 3,512,327                               $ 3,507,457                              $ 3,451,585
10/31/1995                      $ 3,563,255                               $ 3,554,457                              $ 3,496,801
11/30/1995                      $ 3,613,497                               $ 3,609,907                              $ 3,548,903
12/31/1995                      $ 3,663,002                               $ 3,659,723                              $ 3,596,459
 1/31/1996                      $ 3,688,277                               $ 3,684,610                              $ 3,620,195
 2/29/1996                      $ 3,618,937                               $ 3,621,971                              $ 3,557,204
 3/31/1996                      $ 3,597,586                               $ 3,595,893                              $ 3,532,659
 4/30/1996                      $ 3,572,403                               $ 3,569,283                              $ 3,512,170
 5/31/1996                      $ 3,562,400                               $ 3,567,142                              $ 3,506,902
 6/30/1996                      $ 3,607,286                               $ 3,613,158                              $ 3,547,582
 7/31/1996                      $ 3,611,615                               $ 3,622,913                              $ 3,557,515
 8/31/1996                      $ 3,608,003                               $ 3,617,841                              $ 3,553,957
 9/30/1996                      $ 3,668,257                               $ 3,680,792                              $ 3,613,309
10/31/1996                      $ 3,748,958                               $ 3,763,610                              $ 3,689,549
11/30/1996                      $ 3,806,692                               $ 3,825,709                              $ 3,753,379
12/31/1996                      $ 3,783,472                               $ 3,792,043                              $ 3,719,973
 1/31/1997                      $ 3,800,119                               $ 3,806,832                              $ 3,731,505
 2/28/1997                      $ 3,812,659                               $ 3,811,019                              $ 3,740,834
 3/31/1997                      $ 3,770,339                               $ 3,772,528                              $ 3,700,807
 4/30/1997                      $ 3,822,746                               $ 3,826,475                              $ 3,751,508
 5/31/1997                      $ 3,859,827                               $ 3,862,444                              $ 3,784,897
 6/30/1997                      $ 3,908,847                               $ 3,908,407                              $ 3,829,558
 7/31/1997                      $ 4,010,477                               $ 4,014,325                              $ 3,931,042
 8/31/1997                      $ 3,976,388                               $ 3,979,802                              $ 3,895,269
 9/30/1997                      $ 4,034,841                               $ 4,038,305                              $ 3,951,361
10/31/1997                      $ 4,077,610                               $ 4,096,457                              $ 3,998,778
11/30/1997                      $ 4,092,289                               $ 4,115,710                              $ 4,010,374
12/31/1997                      $ 4,134,440                               $ 4,157,690                              $ 4,046,868
 1/31/1998                      $ 4,181,986                               $ 4,211,324                              $ 4,100,692
 2/28/1998                      $ 4,183,659                               $ 4,208,376                              $ 4,094,951
 3/31/1998                      $ 4,206,251                               $ 4,224,789                              $ 4,110,102
 4/30/1998                      $ 4,224,758                               $ 4,246,758                              $ 4,129,420
 5/31/1998                      $ 4,264,471                               $ 4,287,527                              $ 4,166,584
 6/30/1998                      $ 4,294,749                               $ 4,322,685                              $ 4,199,917
 7/31/1998                      $ 4,303,338                               $ 4,331,762                              $ 4,208,317
 8/31/1998                      $ 4,351,105                               $ 4,398,038                              $ 4,265,129
 9/30/1998                      $ 4,446,394                               $ 4,501,832                              $ 4,360,668
10/31/1998                      $ 4,411,713                               $ 4,481,574                              $ 4,325,347
11/30/1998                      $ 4,433,771                               $ 4,506,222                              $ 4,346,973
12/31/1998                      $ 4,446,629                               $ 4,520,192                              $ 4,365,665
 1/31/1999                      $ 4,472,864                               $ 4,553,641                              $ 4,392,732
 2/28/1999                      $ 4,391,011                               $ 4,473,952                              $ 4,314,542
 3/31/1999                      $ 4,430,969                               $ 4,499,454                              $ 4,348,627
 4/30/1999                      $ 4,453,124                               $ 4,514,302                              $ 4,363,412
 5/31/1999                      $ 4,397,905                               $ 4,472,770                              $ 4,318,905
 6/30/1999                      $ 4,368,879                               $ 4,457,563                              $ 4,304,221
 7/31/1999                      $ 4,353,588                               $ 4,439,733                              $ 4,289,156
 8/31/1999                      $ 4,346,187                               $ 4,436,625                              $ 4,284,438
 9/30/1999                      $ 4,385,737                               $ 4,489,864                              $ 4,331,567
10/31/1999                      $ 4,412,490                               $ 4,503,334                              $ 4,338,064
11/30/1999                      $ 4,425,727                               $ 4,502,884                              $ 4,343,270
12/31/1999                      $ 4,421,302                               $ 4,482,170                              $ 4,323,291
 1/31/2000                      $ 4,402,732                               $ 4,469,620                              $ 4,307,727
 2/29/2000                      $ 4,454,684                               $ 4,521,915                              $ 4,354,681
 3/31/2000                      $ 4,509,477                               $ 4,580,700                              $ 4,408,244
 4/30/2000                      $ 4,478,362                               $ 4,566,958                              $ 4,380,913
 5/31/2000                      $ 4,468,509                               $ 4,562,847                              $ 4,373,027
 6/30/2000                      $ 4,555,645                               $ 4,658,211                              $ 4,465,735
 7/31/2000                      $ 4,580,701                               $ 4,700,601                              $ 4,503,694
 8/31/2000                      $ 4,659,947                               $ 4,767,819                              $ 4,566,295
 9/30/2000                      $ 4,689,305                               $ 4,800,240                              $ 4,596,433
10/31/2000                      $ 4,714,158                               $ 4,830,962                              $ 4,612,520
11/30/2000                      $ 4,793,828                               $ 4,909,224                              $ 4,685,859
12/31/2000                      $ 4,905,524                               $ 5,002,008                              $ 4,780,514
 1/31/2001                      $ 4,998,238                               $ 5,084,541                              $ 4,864,651
 2/28/2001                      $ 5,034,226                               $ 5,129,793                              $ 4,911,352
 3/31/2001                      $ 5,046,308                               $ 5,156,468                              $ 4,930,506
 4/30/2001                      $ 5,000,386                               $ 5,132,233                              $ 4,903,881
 5/31/2001                      $ 5,036,389                               $ 5,166,106                              $ 4,934,285
 6/30/2001                      $ 5,049,987                               $ 5,183,154                              $ 4,952,542
 7/31/2001                      $ 5,146,947                               $ 5,302,885                              $ 5,072,889
 8/31/2001                      $ 5,207,166                               $ 5,361,216                              $ 5,128,691
 9/30/2001                      $ 5,224,350                               $ 5,427,159                              $ 5,168,181
10/31/2001                      $ 5,347,645                               $ 5,536,788                              $ 5,273,612
11/30/2001                      $ 5,284,008                               $ 5,460,380                              $ 5,207,165
12/31/2001                      $ 5,262,872                               $ 5,428,164                              $ 5,173,839
 1/31/2002                      $ 5,314,448                               $ 5,471,047                              $ 5,211,091
 2/28/2002                      $ 5,363,341                               $ 5,523,569                              $ 5,261,638
 3/31/2002                      $ 5,294,154                               $ 5,432,430                              $ 5,170,086
 4/30/2002                      $ 5,377,801                               $ 5,535,646                              $ 5,263,147
 5/31/2002                      $ 5,407,379                               $ 5,582,699                              $ 5,306,305
 6/30/2002                      $ 5,413,327                               $ 5,624,011                              $ 5,303,121
 7/31/2002                      $ 5,441,477                               $ 5,690,937                              $ 5,324,334
 8/31/2002                      $ 5,546,497                               $ 5,790,528                              $ 5,427,093
 9/30/2002                      $ 5,623,039                               $ 5,882,597                              $ 5,486,249
10/31/2002                      $ 5,594,361                               $ 5,856,126                              $ 5,465,401
11/30/2002                      $ 5,617,858                               $ 5,854,955                              $ 5,491,635
12/31/2002                      $ 5,729,653                               $ 5,976,738                              $ 5,603,664
 1/31/2003                      $ 5,744,550                               $ 5,981,519                              $ 5,621,036
 2/28/2003                      $ 5,828,434                               $ 6,066,457                              $ 5,400,472

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 4.50%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

The Fund commenced operations on 7/26/93.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Bond Fund, which are similar to the expenses of the Institutional Shares. The returns presented prior to 7/26/93 are based on the historical expenses of the J.P. Morgan Bond Fund.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Bond Fund, which are similar to the expenses of the Select Shares.

Returns for the Ultra Shares prior to 9/10/01 (offering date of the Ultra Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Bond Fund-Ultra, which are lower than the expenses of the Ultra Shares. Returns for the Class A and B Shares prior to 9/10/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the J.P. Morgan Bond Fund, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Bond Fund, Salomon Smith Barney Broad Investment Grade Bond Index, and Lipper Intermediate Investment Grade Debt Funds Index from February 28, 1993 to February 28, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Salomon Smith Barney Broad Investment Grade Bond Index is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment grade bonds. The Lipper Intermediate Investment Grade Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN BOND FUND II
     AS OF FEBRUARY 28, 2003

                                   FUND FACTS

  INCEPTION:       1/1/1997              CUSIPS:  Class A   62826P866
  FUND NET ASSETS: $698                           Class B   62826P858
  (in millions)                                   Select    62826P775

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Bond Fund II, which seeks to provide as high a level of income as is consistent with reasonable risk, returned 4.71% (Select Shares) for the six-month period ended February 28, 2003. This compares to the 4.73% return of its benchmark index, the Lehman Aggregate Bond Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Our duration positioning had a slightly negative impact on performance. During the fourth-quarter credit market rally, our diversified portfolio of investment-grade bonds added value. Detracting slightly were our positions in asset-backed securities (which underperformed as sector weakness persisted) and commercial mortgage-backed securities (which underperformed when its spreads versus Treasuries compressed less than those of other sectors).

Q: HOW WAS THE FUND MANAGED?

A: We maintained a long duration position versus the benchmark until November, when we moved to a neutral duration position. In February, we assumed a tactical short duration position, trading out of it by month-end. To moderate exposure to company- specific risk, we diversified our holdings in investment-grade corporate bonds. As the period ended, we were overweight Yankee bonds, telecom, energy and cable, and underweight consumer and industrial cyclicals, utilities and consumer staples. We increased our holdings in residential mortgage-backed securities and reduced our position in commercial mortgage-backed securities. While we maintained our overweight to asset-backed securities, we focused on high-quality, short-duration securities.

Q: WHAT IS THE OUTLOOK?

A: We do not believe that geopolitical angst is the only force restraining the economic recovery. For us, the more enduring and fundamental issue is poor profitability, which is delaying a recovery of capital spending and hiring. Until profit fundamentals improve, we believe the recovery should be slow, uneven and heavily dependent on continued support from low interest rates. Accordingly, we think the Fed is unlikely to tighten in 2003. We expect to maintain our overweight to residential mortgage-backed securities as long as that sector continues its strong performance. Until economic and geopolitical forces sort themselves out, we plan to focus on yield-enhancing strategies.

                                   (UNAUDITED)

                                                         AS OF FEBRUARY 28, 2003

  AVERAGE ANNUAL TOTAL RETURNS

                              1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------
  Class A Shares
    Without Sales Charge       9.36%      9.29%       6.82%      6.76%
    With Sales Charge*         4.44%      7.62%       5.84%      6.27%

  Class B Shares
    Without CDSC               8.43%      8.65%       6.45%      6.57%
    With CDSC**                3.43%      7.80%       6.14%      6.57%
  Select Shares                9.46%      9.32%       6.84%      6.77%

[CHART]

  TEN-YEAR PERFORMANCE (2/28/93 TO 2/28/03)

                 JPMORGAN BOND                     LEHMAN AGGREGATE         LIPPER CORPORATE DEBT
                 FUND II (SELECT SHARES)           BOND INDEX               A-RATED FUNDS INDEX
 2/28/1993                  $ 1,000,000                $ 1,000,000                    $ 1,000,000
 3/31/1993                  $ 1,003,400                $ 1,004,200                    $ 1,004,000
 4/30/1993                  $ 1,013,033                $ 1,011,229                    $ 1,010,928
 5/31/1993                  $ 1,013,944                $ 1,012,544                    $ 1,011,534
 6/30/1993                  $ 1,034,325                $ 1,030,871                    $ 1,035,811
 7/31/1993                  $ 1,043,220                $ 1,036,747                    $ 1,044,512
 8/31/1993                  $ 1,066,692                $ 1,054,890                    $ 1,070,311
 9/30/1993                  $ 1,070,106                $ 1,057,738                    $ 1,073,415
10/31/1993                  $ 1,074,921                $ 1,061,652                    $ 1,079,426
11/30/1993                  $ 1,064,064                $ 1,052,628                    $ 1,064,422
12/31/1993                  $ 1,068,853                $ 1,058,312                    $ 1,070,170
 1/31/1994                  $ 1,085,954                $ 1,072,599                    $ 1,087,507
 2/28/1994                  $ 1,064,887                $ 1,053,936                    $ 1,061,842
 3/31/1994                  $ 1,039,330                $ 1,027,904                    $ 1,031,261
 4/30/1994                  $ 1,030,080                $ 1,019,681                    $ 1,019,092
 5/31/1994                  $ 1,029,153                $ 1,019,579                    $ 1,015,525
 6/30/1994                  $ 1,026,991                $ 1,017,336                    $ 1,012,072
 7/31/1994                  $ 1,045,888                $ 1,037,581                    $ 1,031,302
 8/31/1994                  $ 1,046,202                $ 1,038,826                    $ 1,031,611
 9/30/1994                  $ 1,030,509                $ 1,023,555                    $ 1,014,486
10/31/1994                  $ 1,029,993                $ 1,022,634                    $ 1,011,037
11/30/1994                  $ 1,030,508                $ 1,020,384                    $ 1,009,622
12/31/1994                  $ 1,027,726                $ 1,027,425                    $ 1,017,598
 1/31/1995                  $ 1,048,897                $ 1,047,768                    $ 1,035,711
 2/28/1995                  $ 1,067,043                $ 1,072,704                    $ 1,060,775
 3/31/1995                  $ 1,077,287                $ 1,079,248                    $ 1,068,519
 4/30/1995                  $ 1,090,537                $ 1,094,357                    $ 1,083,798
 5/31/1995                  $ 1,135,904                $ 1,136,709                    $ 1,132,353
 6/30/1995                  $ 1,140,447                $ 1,145,007                    $ 1,140,392
 7/31/1995                  $ 1,134,289                $ 1,142,488                    $ 1,134,804
 8/31/1995                  $ 1,151,984                $ 1,156,312                    $ 1,150,578
 9/30/1995                  $ 1,167,305                $ 1,167,528                    $ 1,163,004
10/31/1995                  $ 1,184,348                $ 1,182,706                    $ 1,180,566
11/30/1995                  $ 1,201,995                $ 1,200,447                    $ 1,199,927
12/31/1995                  $ 1,217,981                $ 1,217,253                    $ 1,219,246
 1/31/1996                  $ 1,226,872                $ 1,225,287                    $ 1,224,976
 2/29/1996                  $ 1,206,752                $ 1,203,967                    $ 1,197,292
 3/31/1996                  $ 1,198,184                $ 1,195,539                    $ 1,187,594
 4/30/1996                  $ 1,192,912                $ 1,188,844                    $ 1,178,449
 5/31/1996                  $ 1,190,287                $ 1,186,466                    $ 1,175,857
 6/30/1996                  $ 1,205,761                $ 1,202,365                    $ 1,190,555
 7/31/1996                  $ 1,208,052                $ 1,205,611                    $ 1,193,055
 8/31/1996                  $ 1,204,911                $ 1,203,562                    $ 1,189,715
 9/30/1996                  $ 1,225,515                $ 1,224,504                    $ 1,212,319
10/31/1996                  $ 1,250,761                $ 1,251,688                    $ 1,242,021
11/30/1996                  $ 1,274,400                $ 1,273,092                    $ 1,267,358
12/31/1996                  $ 1,257,196                $ 1,261,252                    $ 1,253,037
 1/31/1997                  $ 1,260,339                $ 1,265,162                    $ 1,254,917
 2/28/1997                  $ 1,262,481                $ 1,268,325                    $ 1,259,309
 3/31/1997                  $ 1,250,361                $ 1,254,246                    $ 1,241,930
 4/30/1997                  $ 1,268,367                $ 1,273,060                    $ 1,259,442
 5/31/1997                  $ 1,280,162                $ 1,285,154                    $ 1,271,154
 6/30/1997                  $ 1,296,164                $ 1,300,447                    $ 1,288,315
 7/31/1997                  $ 1,335,049                $ 1,335,560                    $ 1,329,799
 8/31/1997                  $ 1,316,225                $ 1,324,207                    $ 1,312,910
 9/30/1997                  $ 1,335,047                $ 1,343,806                    $ 1,335,361
10/31/1997                  $ 1,353,204                $ 1,363,291                    $ 1,352,587
11/30/1997                  $ 1,355,640                $ 1,369,562                    $ 1,358,944
12/31/1997                  $ 1,367,840                $ 1,383,394                    $ 1,373,349
 1/31/1998                  $ 1,384,665                $ 1,401,102                    $ 1,389,692
 2/28/1998                  $ 1,382,726                $ 1,399,981                    $ 1,387,330
 3/31/1998                  $ 1,387,428                $ 1,404,741                    $ 1,392,463
 4/30/1998                  $ 1,394,503                $ 1,412,046                    $ 1,398,868
 5/31/1998                  $ 1,407,891                $ 1,425,460                    $ 1,413,976
 6/30/1998                  $ 1,420,280                $ 1,437,576                    $ 1,426,560
 7/31/1998                  $ 1,421,274                $ 1,440,595                    $ 1,426,845
 8/31/1998                  $ 1,442,451                $ 1,464,077                    $ 1,439,544
 9/30/1998                  $ 1,478,657                $ 1,498,337                    $ 1,471,646
10/31/1998                  $ 1,467,419                $ 1,490,395                    $ 1,453,103
11/30/1998                  $ 1,470,794                $ 1,498,891                    $ 1,468,942
12/31/1998                  $ 1,476,530                $ 1,503,387                    $ 1,473,643
 1/31/1999                  $ 1,489,081                $ 1,514,061                    $ 1,486,169
 2/28/1999                  $ 1,461,979                $ 1,487,565                    $ 1,453,176
 3/31/1999                  $ 1,470,167                $ 1,495,747                    $ 1,462,767
 4/30/1999                  $ 1,473,989                $ 1,500,533                    $ 1,467,594
 5/31/1999                  $ 1,459,691                $ 1,487,329                    $ 1,450,863
 6/30/1999                  $ 1,453,998                $ 1,482,569                    $ 1,443,754
 7/31/1999                  $ 1,448,037                $ 1,476,342                    $ 1,437,257
 8/31/1999                  $ 1,446,010                $ 1,475,604                    $ 1,433,377
 9/30/1999                  $ 1,463,362                $ 1,492,721                    $ 1,446,994
10/31/1999                  $ 1,467,313                $ 1,498,244                    $ 1,449,164
11/30/1999                  $ 1,467,166                $ 1,498,094                    $ 1,450,179
12/31/1999                  $ 1,460,857                $ 1,490,904                    $ 1,443,653
 1/31/2000                  $ 1,458,374                $ 1,485,984                    $ 1,440,477
 2/29/2000                  $ 1,473,395                $ 1,503,964                    $ 1,455,746
 3/31/2000                  $ 1,491,665                $ 1,523,816                    $ 1,475,544
 4/30/2000                  $ 1,474,213                $ 1,519,397                    $ 1,463,445
 5/31/2000                  $ 1,468,316                $ 1,518,637                    $ 1,457,737
 6/30/2000                  $ 1,496,655                $ 1,550,225                    $ 1,490,245
 7/31/2000                  $ 1,509,825                $ 1,564,332                    $ 1,502,912
 8/31/2000                  $ 1,528,849                $ 1,587,015                    $ 1,522,900
 9/30/2000                  $ 1,540,162                $ 1,597,013                    $ 1,531,276
10/31/2000                  $ 1,547,709                $ 1,607,553                    $ 1,537,708
11/30/2000                  $ 1,572,163                $ 1,633,917                    $ 1,560,466
12/31/2000                  $ 1,608,008                $ 1,664,308                    $ 1,592,455
 1/31/2001                  $ 1,636,470                $ 1,691,436                    $ 1,622,075
 2/28/2001                  $ 1,648,580                $ 1,706,152                    $ 1,636,674
 3/31/2001                  $ 1,654,845                $ 1,714,683                    $ 1,642,402
 4/30/2001                  $ 1,636,145                $ 1,707,481                    $ 1,633,040
 5/31/2001                  $ 1,644,162                $ 1,717,726                    $ 1,643,819
 6/30/2001                  $ 1,649,916                $ 1,724,253                    $ 1,650,394
 7/31/2001                  $ 1,686,710                $ 1,762,877                    $ 1,687,858
 8/31/2001                  $ 1,702,227                $ 1,783,150                    $ 1,706,931
 9/30/2001                  $ 1,726,399                $ 1,803,834                    $ 1,713,588
10/31/2001                  $ 1,762,308                $ 1,841,534                    $ 1,750,601
11/30/2001                  $ 1,738,164                $ 1,816,121                    $ 1,729,419
12/31/2001                  $ 1,729,126                $ 1,804,498                    $ 1,716,448
 1/31/2002                  $ 1,744,169                $ 1,819,114                    $ 1,728,463
 2/28/2002                  $ 1,758,646                $ 1,836,760                    $ 1,741,254
 3/31/2002                  $ 1,732,618                $ 1,806,270                    $ 1,713,394
 4/30/2002                  $ 1,763,285                $ 1,841,311                    $ 1,743,721
 5/31/2002                  $ 1,776,510                $ 1,856,962                    $ 1,756,973
 6/30/2002                  $ 1,786,814                $ 1,873,118                    $ 1,764,528
 7/31/2002                  $ 1,805,933                $ 1,895,783                    $ 1,775,115
 8/31/2002                  $ 1,838,620                $ 1,927,821                    $ 1,807,600
 9/30/2002                  $ 1,864,728                $ 1,959,052                    $ 1,835,618
10/31/2002                  $ 1,856,337                $ 1,950,040                    $ 1,817,262
11/30/2002                  $ 1,860,050                $ 1,949,455                    $ 1,823,804
12/31/2002                  $ 1,897,251                $ 1,989,809                    $ 1,863,380
 1/31/2003                  $ 1,900,666                $ 1,991,600                    $ 1,867,293
 2/28/2003                  $ 1,925,307                $ 2,019,084                    $ 1,894,556

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 4.50%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares prior to 1/1/97 (offering date of the Select Shares) are calculated using performance of a predecessor account and the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

Returns for the Class A and B Shares prior to 3/2/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Bond Fund II, Lehman Aggregate Bond Index, and Lipper Corporate Debt A-Rated Funds Index from February 28, 1993 to February 28, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Lipper Corporate Debt A-Rated Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN ENHANCED INCOME FUND
     AS OF FEBRUARY 28, 2003

                                   FUND FACTS

  INCEPTION:       11/30/2001            CUSIPS:  Institutional  616920823
  FUND NET ASSETS: $377
  (in millions)

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Enhanced Income Fund, which seeks to provide high current income consistent with principal preservation, returned 0.78% (Institutional Shares) for the six-month period ended February 28, 2003. This compares to the 0.83% return of its benchmark index, the 3 Month LIBOR Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Although our allocation to the credit and mortgage sectors added yield, it proved to be a slight drag as corporate and mortgage securities underperformed during the period. Our duration positioning neither helped nor hurt performance. A slight detractor was our yield curve positioning, which was a negative when the curve steepened, although it gained back some ground after the curve flattened later in the period.

Q: HOW WAS THE FUND MANAGED?

A: We tactically traded our duration early in the period but moved to a neutral position in early 2003. To enhance yield and reduce interest rate volatility, we purchased agencies, including callable agencies. However, in January and February, we reduced our agency holdings, purchasing sovereign debt and asset-backed securities at higher yields. We reduced our exposure to the utilities sector and continued to add selectively to our positions in broker-dealer and finance paper. We opportunistically purchased several A-2/P-2 commercial paper issues and added floating rate corporate and asset-backed securities to provide additional yield. Finally, we sold callable agencies to buy 5.50% mortgage pass-through securities.

Q: WHAT'S AHEAD?

A: We do not believe that geopolitical angst is the only force restraining the economic recovery. For us, the more enduring and fundamental issue is poor profitability, which is delaying a recovery of capital spending and hiring. Until profit fundamentals improve, the recovery should be slow, uneven and heavily dependent on continued support from low interest rates. Accordingly, we think the Fed is unlikely to tighten in 2003. We believe that the Treasury yield curve will flatten and as this occurs, we plan to add positions that should benefit the Fund.

                                   (UNAUDITED)

                                                         AS OF FEBRUARY 28, 2003

  AVERAGE ANNUAL TOTAL RETURNS

                                                                SINCE INCEPTION
                                                     1 YEAR        (11/30/01)
---------------------------------------------------------------------------------
  Institutional Shares                                 1.89%            1.90%

[CHART]

  LIFE OF FUND PERFORMANCE (11/30/01 TO 2/28/03)

                 JPMORGAN ENHANCED INCOME                        3 MONTH                    LIPPER ULTRA-SHORT
                 FUND (INSTITUTIONAL SHARES)                     LIBOR INDEX                OBLIGATIONS AVERAGE
11/30/2001                      $ 3,000,000                      $ 3,000,000                        $ 3,000,000
12/31/2001                      $ 3,005,700                      $ 3,005,700                        $ 3,003,900
 1/31/2002                      $ 3,008,706                      $ 3,010,509                        $ 3,007,805
 2/28/2002                      $ 3,014,422                      $ 3,014,724                        $ 3,014,121
 3/31/2002                      $ 3,020,451                      $ 3,019,547                        $ 3,012,012
 4/30/2002                      $ 3,032,231                      $ 3,024,681                        $ 3,025,566
 5/31/2002                      $ 3,037,992                      $ 3,029,520                        $ 3,033,432
 6/30/2002                      $ 3,043,764                      $ 3,034,367                        $ 3,040,106
 7/31/2002                      $ 3,044,069                      $ 3,039,222                        $ 3,042,234
 8/31/2002                      $ 3,047,722                      $ 3,044,085                        $ 3,049,839
 9/30/2002                      $ 3,051,684                      $ 3,048,651                        $ 3,058,074
10/31/2002                      $ 3,055,651                      $ 3,053,529                        $ 3,060,826
11/30/2002                      $ 3,061,762                      $ 3,058,415                        $ 3,067,254
12/31/2002                      $ 3,061,150                      $ 3,062,391                        $ 3,076,762
 1/31/2003                      $ 3,069,415                      $ 3,066,066                        $ 3,082,608
 2/28/2003                      $ 3,071,300                      $ 3,069,132                        $ 3,091,856

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 11/30/01.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Enhanced Income Fund, 3 Month LIBOR Index, and the Lipper Ultra-Short Obligations Average from November 30, 2001 to February 28, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The 3 Month LIBOR Index is an abbreviation for the "London Interbank Offered Rate". Similarly to the Fed Funds Rate, it represents the rate at which banks are willing to loan each other reserves. The LIBOR is an average of the rate charged on dollar-denominated deposits traded between banks in London. The benchmark presented is the total return of the 3 Month Libor for the period presented. The Lipper Ultra-Short Obligations Average describes the average total returns for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN FLEMING EMERGING MARKETS DEBT FUND
     AS OF FEBRUARY 28, 2003

                                   FUND FACTS

  INCEPTION:       4/17/1997             CUSIPS:  Select    617340773
  FUND NET ASSETS: $59
  (in millions)

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Fleming Emerging Markets Debt Fund, which seeks to provide high total return from a portfolio of fixed-income securities of emerging markets issuers, had a total return of 15.93% (Select Shares) for the six-month period ended February 28, 2003. This compares to the 14.76% return from the Emerging Markets Bond Index Global.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The performance of the Fund benefited from our overweight to Brazil, which we sought in the belief that President Luis Inacio "Lula" da Silva's administration would surprise critics. Another positive was our underweighting of high-grade credits that trade fairly with U.S. Treasuries. As Brazil rallied, these issues lost favor as a safe haven. The recovery in Brazil also helped Colombia and Peru, and our overweighting to both countries enhanced performance. We avoided the collapse of Uruguay bonds, liquidating our holdings just a few days beforehand. Detracting were overweights in issues from to the Philippines, Nigeria and Lebanon.

Q: HOW WAS THE FUND MANAGED?

A: The emerging bond market posted strong performance during the period as fears about the election in Brazil gave way to growing confidence that a government led by da Silva would apply better economic policies. The government's efforts at maintaining strong fiscal discipline and its pursuit of important reforms impressed the market, encouraging rallies elsewhere and significant new investor interest. Peru and Colombia also performed well, as did Russia and South Africa.

We maintained our overweight in Brazil on the positive announcements of the government's incoming economic team and allowed the rally in Brazilian bonds to increase our exposure modestly. Noting the progress of reform proposals, we saw fit to add to Colombia issues. We also increased Mexico because the political environment seems to be improving and oil prices have risen. We funded these allocations by taking profits in Russia, reducing that position to a more modest overweight. We also liquidated our holdings in Uruguay and reduced Venezuela to a more significant underweight position. We held an underweight

                                   (UNAUDITED)

                                                         AS OF FEBRUARY 28, 2003

position in most Middle Eastern names on concerns that regional strife and war with Iraq will have a pronounced effect on regional fundamentals and market sentiment.

Q: WHAT IS THE OUTLOOK?

A: The uncertain global economy suggests that the market may trade in a volatile and largely directionless manner during the coming months. However, we are confident that the outlook for emerging markets debt is favorable during the period just following any conflict. We plan to use periods of market weakness -- caused by concerns about Iraq or other global security issues -- as opportunities to add value to the Fund.

                                   (UNAUDITED)

AS OF FEBRUARY 28, 2003

  AVERAGE ANNUAL TOTAL RETURNS

                                                         SINCE INCEPTION
                            1 YEAR     3 YEARS  5 YEARS     (4/17/97)
  -------------------------------------------------------------------------
  Select Shares                9.81%      9.70%    7.85%        8.08%

[CHART]

  LIFE OF FUND PERFORMANCE (4/17/97 TO 2/28/03)

                 JPMORGAN FLEMING
                 EMERGING MARKETS DEBT           EMERGING MARKETS          LIPPER EMERGING MARKETS
                 FUND (SELECT SHARES)            BOND INDEX GLOBAL         DEBT FUNDS INDEX
 4/17/1997                 $ 1,000,000                 $ 1,000,000                     $ 1,000,000
 4/30/1997                 $ 1,020,000                 $ 1,000,000                     $ 1,000,000
 5/31/1997                 $ 1,051,008                 $ 1,033,900                     $ 1,041,100
 6/30/1997                 $ 1,068,034                 $ 1,056,542                     $ 1,073,686
 7/31/1997                 $ 1,090,036                 $ 1,100,178                     $ 1,119,855
 8/31/1997                 $ 1,078,917                 $ 1,094,787                     $ 1,116,047
 9/30/1997                 $ 1,105,783                 $ 1,125,222                     $ 1,151,426
10/31/1997                 $   986,026                 $ 1,005,948                     $ 1,027,878
11/30/1997                 $ 1,034,835                 $ 1,048,601                     $ 1,067,246
12/31/1997                 $ 1,053,462                 $ 1,074,291                     $ 1,099,050
 1/31/1998                 $ 1,051,144                 $ 1,079,448                     $ 1,096,742
 2/28/1998                 $ 1,080,891                 $ 1,107,945                     $ 1,127,122
 3/31/1998                 $ 1,107,373                 $ 1,133,096                     $ 1,156,427
 4/30/1998                 $ 1,108,481                 $ 1,135,702                     $ 1,157,121
 5/31/1998                 $ 1,072,455                 $ 1,101,404                     $ 1,110,026
 6/30/1998                 $ 1,033,310                 $ 1,073,538                     $ 1,065,070
 7/31/1998                 $ 1,045,090                 $ 1,079,765                     $ 1,073,590
 8/31/1998                 $   763,229                 $   784,557                     $   701,591
 9/30/1998                 $   808,794                 $   852,343                     $   732,952
10/31/1998                 $   862,417                 $   906,807                     $   778,395
11/30/1998                 $   914,162                 $   969,014                     $   849,152
12/31/1998                 $   885,640                 $   950,312                     $   817,478
 1/31/1999                 $   846,141                 $   928,645                     $   793,853
 2/28/1999                 $   855,702                 $   937,839                     $   807,428
 3/31/1999                 $   920,650                 $ 1,000,018                     $   860,718
 4/30/1999                 $ 1,000,286                 $ 1,061,519                     $   922,518
 5/31/1999                 $   930,566                 $ 1,006,744                     $   872,148
 6/30/1999                 $   974,954                 $ 1,045,403                     $   907,819
 7/31/1999                 $   949,995                 $ 1,027,945                     $   894,293
 8/31/1999                 $   944,675                 $ 1,028,665                     $   893,309
 9/30/1999                 $   977,267                 $ 1,060,965                     $   915,374
10/31/1999                 $ 1,019,582                 $ 1,098,523                     $   953,636
11/30/1999                 $ 1,050,782                 $ 1,127,963                     $   992,259
12/31/1999                 $ 1,115,615                 $ 1,180,188                     $ 1,044,551
 1/31/2000                 $ 1,104,459                 $ 1,162,013                     $ 1,035,359
 2/29/2000                 $ 1,194,803                 $ 1,224,413                     $ 1,101,829
 3/31/2000                 $ 1,237,816                 $ 1,257,717                     $ 1,128,713
 4/30/2000                 $ 1,206,376                 $ 1,234,575                     $ 1,099,818
 5/31/2000                 $ 1,163,429                 $ 1,206,056                     $ 1,067,264
 6/30/2000                 $ 1,229,744                 $ 1,262,259                     $ 1,124,255
 7/31/2000                 $ 1,274,015                 $ 1,298,233                     $ 1,157,421
 8/31/2000                 $ 1,311,853                 $ 1,339,647                     $ 1,192,491
 9/30/2000                 $ 1,281,681                 $ 1,325,178                     $ 1,171,384
10/31/2000                 $ 1,254,381                 $ 1,298,277                     $ 1,142,099
11/30/2000                 $ 1,232,931                 $ 1,293,084                     $ 1,134,219
12/31/2000                 $ 1,285,330                 $ 1,350,239                     $ 1,179,928
 1/31/2001                 $ 1,353,324                 $ 1,415,320                     $ 1,244,588
 2/28/2001                 $ 1,332,754                 $ 1,396,496                     $ 1,230,399
 3/31/2001                 $ 1,305,966                 $ 1,380,856                     $ 1,209,975
 4/30/2001                 $ 1,295,257                 $ 1,374,227                     $ 1,201,989
 5/31/2001                 $ 1,333,078                 $ 1,407,346                     $ 1,234,803
 6/30/2001                 $ 1,361,073                 $ 1,428,879                     $ 1,256,536
 7/31/2001                 $ 1,272,059                 $ 1,354,863                     $ 1,203,636
 8/31/2001                 $ 1,332,354                 $ 1,415,561                     $ 1,245,642
 9/30/2001                 $ 1,270,933                 $ 1,369,272                     $ 1,186,101
10/31/2001                 $ 1,278,685                 $ 1,369,956                     $ 1,201,164
11/30/2001                 $ 1,307,072                 $ 1,352,421                     $ 1,239,121
12/31/2001                 $ 1,346,807                 $ 1,368,515                     $ 1,271,834
 1/31/2002                 $ 1,379,535                 $ 1,393,832                     $ 1,297,143
 2/28/2002                 $ 1,436,509                 $ 1,446,101                     $ 1,343,840
 3/31/2002                 $ 1,444,554                 $ 1,447,692                     $ 1,355,801
 4/30/2002                 $ 1,455,966                 $ 1,461,879                     $ 1,371,257
 5/31/2002                 $ 1,438,640                 $ 1,454,277                     $ 1,359,875
 6/30/2002                 $ 1,344,984                 $ 1,380,982                     $ 1,268,084
 7/31/2002                 $ 1,263,344                 $ 1,318,423                     $ 1,192,886
 8/31/2002                 $ 1,360,495                 $ 1,414,932                     $ 1,278,178
 9/30/2002                 $ 1,307,572                 $ 1,375,738                     $ 1,236,381
10/31/2002                 $ 1,404,463                 $ 1,460,346                     $ 1,322,186
11/30/2002                 $ 1,452,355                 $ 1,501,820                     $ 1,365,686
12/31/2002                 $ 1,500,864                 $ 1,547,926                     $ 1,414,578
 1/31/2003                 $ 1,523,527                 $ 1,573,467                     $ 1,445,557
 2/28/2003                 $ 1,577,556                 $ 1,623,818                     $ 1,498,320

Source: Lipper Analytical Services. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 4/17/97.

The chart illustrates comparative performance for $1,000,000 invested in the Select Shares of the JPMorgan Fleming Emerging Markets Debt Fund, Emerging Markets Bond Index Global and Lipper Emerging Markets Debt Funds Index from April 17, 1997 to February 28, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Emerging Markets Bond Index Global is an unmanaged index which tracks total return for external currency-denominated debt (Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments) in emerging markets. The Lipper Emerging Markets Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

The Select Shares have a minimum investment of $1,000,000 and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN GLOBAL STRATEGIC INCOME FUND
     AS OF FEBRUARY 28, 2003

                                   FUND FACTS

  INCEPTION:       3/17/1997            CUSIPS:   Class A        616918397
  FUND NET ASSETS: $130                           Class B        616918389
  (in millions)                                   Institutional  616918785
                                                  Select         616918538

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Global Strategic Income Fund, which seeks to provide high total return from a portfolio of fixed income securities of foreign and domestic issuers, had a total return of 5.95% (Institutional Shares) for the six-month period ended February 28, 2003. This compares to the 4.73% return from the Lehman Aggregate Bond Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund's performance during the period was enhanced by our overweight to prepayment sensitive residential mortgages. During the fourth-quarter credit market rally, our diversified portfolio of investment-grade bonds, as well as our modest exposure to high-yield and emerging markets debt, added value. Emerging markets debt remained a positive contributor through February. However, high yield issues were a drag to performance during February as Treasuries rallied and investor risk aversion increased.

Q: HOW WAS THE FUND MANAGED?

A: In order to moderate exposure to company-specific risk, we continued to diversify our holdings in investment-grade corporate bonds. As the period ended, we were overweight Yankee banks, telecom, energy and cable and underweight consumer and industrial cyclicals, utilities and consumer staples. We were overweight in prepayment sensitive residential mortgage-backed securities, a sector favored by strong demand from banks, money managers and agencies. We trimmed our allocation to high-yield securities and continued to make selective investments in emerging markets debt.

Q: WHAT IS THE OUTLOOK?

A: We do not believe that geopolitical angst is the only force restraining the economic recovery. For us, the more enduring and fundamental issue is poor profitability, which is delaying a recovery of capital spending and hiring. Until profit fundamentals improve, we believe the recovery should be slow, uneven and heavily dependent on continued support from low interest rates. Accordingly, we think the Fed is unlikely to tighten in 2003. We expect to maintain our overweight to prepayment sensitive residential mortgage-backed securities as long as that sector continues its strong performance. Until economic and geopolitical forces sort themselves out, we plan to focus on yield-enhancing strategies.

                                   (UNAUDITED)

AS OF FEBRUARY 28, 2003

  AVERAGE ANNUAL TOTAL RETURNS

                                                                    SINCE INCEPTION
                                 1 YEAR       3 YEARS    5 YEARS       (3/17/97)
  -----------------------------------------------------------------------------------
  Class A Shares
    Without Sales Charge         5.50%         5.44%      3.83%         4.97%
    With Sales Charge*           0.74%         3.84%      2.87%         4.17%
  Class B Shares
    Without CDSC                 5.36%         4.58%      3.32%         4.54%
    With CDSC**                  0.36%         3.71%      3.02%         4.42%
  Institutional Shares           6.13%         6.01%      4.31%         5.42%
  Select Shares                  5.76%         5.67%      3.96%         5.09%

[CHART]

  LIFE OF FUND PERFORMANCE (3/17/97 TO 2/28/03)

                JPMORGAN GLOBAL STRATEGIC                     LEHMAN AGGREGATE                   LIPPER MULTI-SECTOR
                INCOME FUND (INSTITUTIONAL SHARES)            BOND INDEX                         INCOME FUNDS INDEX
 3/17/1997                            $ 3,000,000                  $ 3,000,000                           $ 3,000,000
 3/31/1997                            $ 2,967,900                  $ 3,000,000                           $ 3,000,000
 4/30/1997                            $ 3,018,651                  $ 3,045,000                           $ 3,026,700
 5/31/1997                            $ 3,069,968                  $ 3,073,928                           $ 3,076,943
 6/30/1997                            $ 3,114,483                  $ 3,110,507                           $ 3,120,636
 7/31/1997                            $ 3,200,131                  $ 3,194,491                           $ 3,192,098
 8/31/1997                            $ 3,179,010                  $ 3,167,338                           $ 3,172,946
 9/30/1997                            $ 3,242,590                  $ 3,214,214                           $ 3,237,039
10/31/1997                            $ 3,184,548                  $ 3,260,820                           $ 3,222,149
11/30/1997                            $ 3,222,444                  $ 3,275,820                           $ 3,235,360
12/31/1997                            $ 3,256,602                  $ 3,308,906                           $ 3,267,713
 1/31/1998                            $ 3,296,658                  $ 3,351,260                           $ 3,309,213
 2/28/1998                            $ 3,327,976                  $ 3,348,579                           $ 3,325,098
 3/31/1998                            $ 3,358,927                  $ 3,359,964                           $ 3,361,341
 4/30/1998                            $ 3,365,980                  $ 3,377,436                           $ 3,371,089
 5/31/1998                            $ 3,369,683                  $ 3,409,522                           $ 3,364,010
 6/30/1998                            $ 3,365,302                  $ 3,438,503                           $ 3,355,600
 7/31/1998                            $ 3,381,456                  $ 3,445,723                           $ 3,368,686
 8/31/1998                            $ 3,260,400                  $ 3,501,889                           $ 3,169,597
 9/30/1998                            $ 3,316,479                  $ 3,583,833                           $ 3,224,114
10/31/1998                            $ 3,276,681                  $ 3,564,839                           $ 3,199,289
11/30/1998                            $ 3,327,142                  $ 3,585,158                           $ 3,312,223
12/31/1998                            $ 3,341,116                  $ 3,595,914                           $ 3,304,605
 1/31/1999                            $ 3,366,508                  $ 3,621,445                           $ 3,322,120
 2/28/1999                            $ 3,322,744                  $ 3,558,069                           $ 3,277,603
 3/31/1999                            $ 3,368,597                  $ 3,577,639                           $ 3,318,573
 4/30/1999                            $ 3,422,495                  $ 3,589,087                           $ 3,376,980
 5/31/1999                            $ 3,351,307                  $ 3,557,503                           $ 3,306,401
 6/30/1999                            $ 3,341,253                  $ 3,546,119                           $ 3,302,764
 7/31/1999                            $ 3,331,564                  $ 3,531,226                           $ 3,295,168
 8/31/1999                            $ 3,315,239                  $ 3,529,460                           $ 3,271,443
 9/30/1999                            $ 3,338,446                  $ 3,570,402                           $ 3,285,183
10/31/1999                            $ 3,361,815                  $ 3,583,612                           $ 3,289,454
11/30/1999                            $ 3,392,407                  $ 3,583,254                           $ 3,311,164
12/31/1999                            $ 3,424,296                  $ 3,566,054                           $ 3,339,640
 1/31/2000                            $ 3,390,738                  $ 3,554,286                           $ 3,308,247
 2/29/2000                            $ 3,448,719                  $ 3,597,293                           $ 3,351,916
 3/31/2000                            $ 3,476,654                  $ 3,644,777                           $ 3,350,911
 4/30/2000                            $ 3,451,970                  $ 3,634,207                           $ 3,303,663
 5/31/2000                            $ 3,424,699                  $ 3,632,390                           $ 3,262,367
 6/30/2000                            $ 3,502,097                  $ 3,707,944                           $ 3,345,557
 7/31/2000                            $ 3,535,017                  $ 3,741,686                           $ 3,356,263
 8/31/2000                            $ 3,586,982                  $ 3,795,941                           $ 3,383,784
 9/30/2000                            $ 3,592,362                  $ 3,819,855                           $ 3,353,669
10/31/2000                            $ 3,594,518                  $ 3,845,066                           $ 3,283,242
11/30/2000                            $ 3,607,817                  $ 3,908,125                           $ 3,244,499
12/31/2000                            $ 3,696,931                  $ 3,980,816                           $ 3,327,234
 1/31/2001                            $ 3,804,511                  $ 4,045,704                           $ 3,442,024
 2/28/2001                            $ 3,810,979                  $ 4,080,901                           $ 3,449,596
 3/31/2001                            $ 3,786,970                  $ 4,101,306                           $ 3,390,263
 4/30/2001                            $ 3,761,976                  $ 4,084,080                           $ 3,361,107
 5/31/2001                            $ 3,793,952                  $ 4,108,585                           $ 3,390,685
 6/30/2001                            $ 3,776,121                  $ 4,124,198                           $ 3,359,490
 7/31/2001                            $ 3,796,890                  $ 4,216,580                           $ 3,392,749
 8/31/2001                            $ 3,850,426                  $ 4,265,070                           $ 3,437,873
 9/30/2001                            $ 3,722,977                  $ 4,314,545                           $ 3,331,299
10/31/2001                            $ 3,804,882                  $ 4,404,719                           $ 3,412,916
11/30/2001                            $ 3,869,565                  $ 4,343,934                           $ 3,445,680
12/31/2001                            $ 3,844,413                  $ 4,316,133                           $ 3,439,133
 1/31/2002                            $ 3,867,095                  $ 4,351,093                           $ 3,457,704
 2/28/2002                            $ 3,870,962                  $ 4,393,299                           $ 3,469,806
 3/31/2002                            $ 3,862,059                  $ 4,320,370                           $ 3,472,929
 4/30/2002                            $ 3,899,135                  $ 4,404,185                           $ 3,527,107
 5/31/2002                            $ 3,901,084                  $ 4,441,621                           $ 3,537,335
 6/30/2002                            $ 3,839,057                  $ 4,480,263                           $ 3,469,418
 7/31/2002                            $ 3,799,899                  $ 4,534,474                           $ 3,424,663
 8/31/2002                            $ 3,877,416                  $ 4,611,107                           $ 3,488,704
 9/30/2002                            $ 3,878,580                  $ 4,685,807                           $ 3,494,635
10/31/2002                            $ 3,902,627                  $ 4,664,252                           $ 3,505,818
11/30/2002                            $ 3,975,216                  $ 4,662,853                           $ 3,589,256
12/31/2002                            $ 4,030,074                  $ 4,759,374                           $ 3,662,477
 1/31/2003                            $ 4,053,448                  $ 4,763,657                           $ 3,709,723
 2/28/2003                            $ 4,108,662                  $ 4,829,396                           $ 3,769,821

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 4.50%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 1% CDSC for the period since inception.

The Fund commenced operations on 3/17/97.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Global Strategic Income Fund, which are similar to the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Global Strategic Income Fund, which are similar to the expenses of the Select Shares. Returns for the Class A and B Shares prior to 9/10/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the J.P. Morgan Global Strategic Income Fund, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Global Strategic Income Fund, Lehman Aggregate Bond Index, and Lipper Multi-Sector Income Funds Index from March 17, 1997 to February 28, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Lipper Multi-Sector Income Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN INTERMEDIATE BOND FUND
     AS OF FEBRUARY 28, 2003

                                   FUND FACTS

  INCEPTION:       1/1/1997              CUSIPS:  Class A   62826P841
  FUND NET ASSETS: $548                           Select    62826P767
  (in millions)

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Intermediate Bond Fund, which seeks as high a level of income as possible as is consistent with reasonable risk, returned 4.57% (Select Shares) for the six-month period ended February 28, 2003. This compares to the 4.73% return of its benchmark index, the Lehman Aggregate Bond Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Our duration positioning had a slightly negative impact on performance. During the fourth-quarter credit market rally, investment-grade bonds added value to the Fund's portfolio. Our positions in asset-backed and commercial mortgage-backed securities (CMBS) detracted slightly as sector weakness persisted and compression in the credit sectors of the broad market indices exceeded that of CMBS. Detracting slightly were our positions in asset-backed securities (which underperformed as sector weakness persisted) and CMBS (which underperformed when its spreads versus Treasuries compressed less than those of other sectors).

Q: HOW WAS THE FUND MANAGED?

A: We maintained a long duration position versus the benchmark until November, when we moved to a neutral duration position. In February, we assumed a tactical short duration position, trading out of it by month-end. To moderate exposure to company-specific risk, we diversified our holdings in investment-grade corporate bonds. As the period ended, we were overweight Yankee banks, telecom, energy and cable, and underweight consumer and industrial cyclicals, utilities and consumer staples. We increased our holdings in residential mortgage-backed securities and reduced our position in commercial mortgage-backed securities. While we maintained our overweight to asset-backed securities, we focused on high-quality, short-duration securities.

Q: WHAT'S AHEAD?

A: As you know, shareholders of JPMorgan Intermediate Bond Fund recently approved the proposal to consolidate the Fund into JPMorgan Bond Fund II, which came into effect on March 21, 2003.

                                   (UNAUDITED)

AS OF FEBRUARY 28, 2003

  AVERAGE ANNUAL TOTAL RETURNS

                                   1 YEAR       3 YEARS    5 YEARS     10 YEARS
----------------------------------------------------------------------------------
  Class A Shares
    Without Sales Charge            8.77%        9.37%      6.84%       6.22%
    With Sales Charge*              3.85%        7.70%      5.86%       5.73%
  Select Shares                     9.04%        9.51%      6.93%       6.26%

[CHART]

  TEN-YEAR PERFORMANCE (2/28/93 TO 2/28/03)

                     JPMORGAN INTERMEDIATE BOND              LEHMAN AGGREGATE             LIPPER INTERMEDIATE INVESTMENT
                     FUND (SELECT SHARES)                    BOND INDEX                   GRADE DEBT FUNDS INDEX
 2/28/1993                          $ 1,000,000                   $ 1,000,000                                $ 1,000,000
 3/31/1993                          $ 1,003,400                   $ 1,004,200                                $ 1,004,300
 4/30/1993                          $ 1,011,327                   $ 1,011,229                                $ 1,012,033
 5/31/1993                          $ 1,010,012                   $ 1,012,544                                $ 1,011,527
 6/30/1993                          $ 1,032,333                   $ 1,030,871                                $ 1,029,937
 7/31/1993                          $ 1,035,534                   $ 1,036,747                                $ 1,034,572
 8/31/1993                          $ 1,058,937                   $ 1,054,890                                $ 1,053,297
 9/30/1993                          $ 1,064,867                   $ 1,057,738                                $ 1,056,668
10/31/1993                          $ 1,064,121                   $ 1,061,652                                $ 1,060,789
11/30/1993                          $ 1,049,862                   $ 1,052,628                                $ 1,051,984
12/31/1993                          $ 1,055,006                   $ 1,058,312                                $ 1,057,560
 1/31/1994                          $ 1,069,144                   $ 1,072,599                                $ 1,070,991
 2/28/1994                          $ 1,041,453                   $ 1,053,936                                $ 1,051,070
 3/31/1994                          $ 1,014,687                   $ 1,027,904                                $ 1,028,367
 4/30/1994                          $ 1,003,424                   $ 1,036,127                                $ 1,019,935
 5/31/1994                          $ 1,001,518                   $ 1,036,023                                $ 1,017,997
 6/30/1994                          $ 1,000,817                   $ 1,033,744                                $ 1,016,164
 7/31/1994                          $ 1,016,329                   $ 1,054,316                                $ 1,032,321
 8/31/1994                          $ 1,018,667                   $ 1,055,581                                $ 1,034,180
 9/30/1994                          $ 1,004,711                   $ 1,040,064                                $ 1,022,493
10/31/1994                          $ 1,001,898                   $ 1,039,128                                $ 1,021,266
11/30/1994                          $   994,985                   $ 1,036,842                                $ 1,018,509
12/31/1994                          $   998,467                   $ 1,043,996                                $ 1,023,500
 1/31/1995                          $ 1,015,641                   $ 1,064,667                                $ 1,040,797
 2/28/1995                          $ 1,042,149                   $ 1,090,006                                $ 1,062,862
 3/31/1995                          $ 1,052,362                   $ 1,096,655                                $ 1,069,877
 4/30/1995                          $ 1,065,201                   $ 1,112,008                                $ 1,083,892
 5/31/1995                          $ 1,110,792                   $ 1,155,043                                $ 1,121,937
 6/30/1995                          $ 1,118,901                   $ 1,163,475                                $ 1,129,005
 7/31/1995                          $ 1,116,103                   $ 1,160,915                                $ 1,126,521
 8/31/1995                          $ 1,125,367                   $ 1,174,962                                $ 1,139,701
 9/30/1995                          $ 1,136,846                   $ 1,186,359                                $ 1,150,528
10/31/1995                          $ 1,148,669                   $ 1,201,782                                $ 1,165,600
11/30/1995                          $ 1,168,081                   $ 1,219,809                                $ 1,182,968
12/31/1995                          $ 1,181,982                   $ 1,236,886                                $ 1,198,820
 1/31/1996                          $ 1,190,492                   $ 1,245,050                                $ 1,206,732
 2/29/1996                          $ 1,166,206                   $ 1,223,386                                $ 1,185,735
 3/31/1996                          $ 1,158,975                   $ 1,231,949                                $ 1,177,553
 4/30/1996                          $ 1,149,704                   $ 1,225,051                                $ 1,170,723
 5/31/1996                          $ 1,146,829                   $ 1,227,501                                $ 1,168,967
 6/30/1996                          $ 1,158,871                   $ 1,243,949                                $ 1,182,527
 7/31/1996                          $ 1,160,725                   $ 1,247,308                                $ 1,185,838
 8/31/1996                          $ 1,158,056                   $ 1,245,187                                $ 1,184,652
 9/30/1996                          $ 1,175,195                   $ 1,266,854                                $ 1,204,436
10/31/1996                          $ 1,201,754                   $ 1,294,978                                $ 1,229,850
11/30/1996                          $ 1,221,343                   $ 1,317,122                                $ 1,251,126
12/31/1996                          $ 1,205,221                   $ 1,304,873                                $ 1,239,991
 1/31/1997                          $ 1,207,872                   $ 1,308,918                                $ 1,243,835
 2/28/1997                          $ 1,210,167                   $ 1,312,190                                $ 1,246,945
 3/31/1997                          $ 1,204,117                   $ 1,297,625                                $ 1,233,602
 4/30/1997                          $ 1,217,603                   $ 1,317,089                                $ 1,250,503
 5/31/1997                          $ 1,226,978                   $ 1,329,601                                $ 1,261,632
 6/30/1997                          $ 1,239,984                   $ 1,345,424                                $ 1,276,519
 7/31/1997                          $ 1,269,620                   $ 1,381,750                                $ 1,310,347
 8/31/1997                          $ 1,258,320                   $ 1,370,005                                $ 1,298,423
 9/30/1997                          $ 1,272,791                   $ 1,390,281                                $ 1,317,120
10/31/1997                          $ 1,286,282                   $ 1,410,440                                $ 1,332,926
11/30/1997                          $ 1,288,212                   $ 1,416,928                                $ 1,336,791
12/31/1997                          $ 1,300,450                   $ 1,431,239                                $ 1,348,956
 1/31/1998                          $ 1,317,746                   $ 1,449,559                                $ 1,366,897
 2/28/1998                          $ 1,313,793                   $ 1,448,400                                $ 1,364,984
 3/31/1998                          $ 1,316,683                   $ 1,453,324                                $ 1,370,034
 4/30/1998                          $ 1,323,266                   $ 1,460,882                                $ 1,376,473
 5/31/1998                          $ 1,332,662                   $ 1,474,760                                $ 1,388,861
 6/30/1998                          $ 1,340,524                   $ 1,487,295                                $ 1,399,972
 7/31/1998                          $ 1,341,865                   $ 1,490,419                                $ 1,402,772
 8/31/1998                          $ 1,360,248                   $ 1,514,712                                $ 1,421,710
 9/30/1998                          $ 1,391,942                   $ 1,550,157                                $ 1,453,556
10/31/1998                          $ 1,389,019                   $ 1,541,941                                $ 1,441,782
11/30/1998                          $ 1,385,685                   $ 1,550,730                                $ 1,448,991
12/31/1998                          $ 1,394,415                   $ 1,555,382                                $ 1,455,222
 1/31/1999                          $ 1,403,479                   $ 1,566,425                                $ 1,464,244
 2/28/1999                          $ 1,380,181                   $ 1,539,013                                $ 1,438,181
 3/31/1999                          $ 1,389,290                   $ 1,547,478                                $ 1,449,542
 4/30/1999                          $ 1,394,153                   $ 1,552,429                                $ 1,454,471
 5/31/1999                          $ 1,381,187                   $ 1,538,768                                $ 1,439,635
 6/30/1999                          $ 1,379,116                   $ 1,533,844                                $ 1,434,740
 7/31/1999                          $ 1,375,944                   $ 1,527,402                                $ 1,429,719
 8/31/1999                          $ 1,375,668                   $ 1,526,638                                $ 1,428,146
 9/30/1999                          $ 1,390,801                   $ 1,544,347                                $ 1,443,856
10/31/1999                          $ 1,393,443                   $ 1,550,061                                $ 1,446,021
11/30/1999                          $ 1,394,279                   $ 1,549,906                                $ 1,447,757
12/31/1999                          $ 1,389,957                   $ 1,542,467                                $ 1,441,097
 1/31/2000                          $ 1,384,814                   $ 1,537,377                                $ 1,435,909
 2/29/2000                          $ 1,398,247                   $ 1,555,979                                $ 1,451,560
 3/31/2000                          $ 1,412,649                   $ 1,576,518                                $ 1,469,415
 4/30/2000                          $ 1,398,099                   $ 1,571,946                                $ 1,460,304
 5/31/2000                          $ 1,394,464                   $ 1,571,160                                $ 1,457,676
 6/30/2000                          $ 1,423,329                   $ 1,603,840                                $ 1,488,578
 7/31/2000                          $ 1,434,858                   $ 1,618,435                                $ 1,501,231
 8/31/2000                          $ 1,452,650                   $ 1,641,902                                $ 1,522,098
 9/30/2000                          $ 1,465,724                   $ 1,652,246                                $ 1,532,144
10/31/2000                          $ 1,471,587                   $ 1,663,151                                $ 1,537,507
11/30/2000                          $ 1,498,517                   $ 1,690,427                                $ 1,561,953
12/31/2000                          $ 1,531,934                   $ 1,721,869                                $ 1,593,505
 1/31/2001                          $ 1,557,670                   $ 1,749,935                                $ 1,621,550
 2/28/2001                          $ 1,569,197                   $ 1,765,160                                $ 1,637,117
 3/31/2001                          $ 1,575,003                   $ 1,773,985                                $ 1,643,502
 4/30/2001                          $ 1,563,191                   $ 1,766,535                                $ 1,634,627
 5/31/2001                          $ 1,571,788                   $ 1,777,134                                $ 1,644,762
 6/30/2001                          $ 1,576,818                   $ 1,783,887                                $ 1,650,847
 7/31/2001                          $ 1,612,139                   $ 1,823,846                                $ 1,690,963
 8/31/2001                          $ 1,626,970                   $ 1,844,820                                $ 1,709,564
 9/30/2001                          $ 1,652,676                   $ 1,866,220                                $ 1,722,727
10/31/2001                          $ 1,684,904                   $ 1,905,224                                $ 1,757,871
11/30/2001                          $ 1,658,956                   $ 1,878,932                                $ 1,735,722
12/31/2001                          $ 1,652,154                   $ 1,866,907                                $ 1,724,613
 1/31/2002                          $ 1,667,685                   $ 1,882,029                                $ 1,737,030
 2/28/2002                          $ 1,684,195                   $ 1,900,285                                $ 1,753,879
 3/31/2002                          $ 1,660,279                   $ 1,868,740                                $ 1,723,362
 4/30/2002                          $ 1,688,338                   $ 1,904,993                                $ 1,754,382
 5/31/2002                          $ 1,701,676                   $ 1,921,186                                $ 1,768,768
 6/30/2002                          $ 1,711,545                   $ 1,937,900                                $ 1,767,707
 7/31/2002                          $ 1,728,147                   $ 1,961,349                                $ 1,774,778
 8/31/2002                          $ 1,756,316                   $ 1,994,495                                $ 1,809,031
 9/30/2002                          $ 1,784,066                   $ 2,026,806                                $ 1,828,750
10/31/2002                          $ 1,775,146                   $ 2,017,483                                $ 1,821,800
11/30/2002                          $ 1,777,631                   $ 2,016,878                                $ 1,830,545
12/31/2002                          $ 1,809,984                   $ 2,058,627                                $ 1,867,888
 1/31/2003                          $ 1,812,880                   $ 2,060,480                                $ 1,873,679
 2/28/2003                          $ 1,835,677                   $ 2,088,915                                $ 1,900,472

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 4.50%.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares prior to 1/1/97 (offering date of the Select Shares) are calculated using performance of a predecessor account and the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

Returns for the Class A Shares prior to 2/16/01 (offering date of the Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Intermediate Bond Fund, Lehman Aggregate Bond Index, and Lipper Intermediate Investment Grade Debt Funds Index from February 28, 1993 to February 28, 2003. The performance of the Fund assumes reinvestments of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Lipper Intermediate Investment Grade Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN SHORT TERM BOND FUND
     AS OF FEBRUARY 28, 2003

                                   FUND FACTS

  INCEPTION:       9/13/1993             CUSIPS:  Class A        616918371
  FUND NET ASSETS: $923                           Institutional  616918405
  (in millions)                                   Select         616918546

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Short Term Bond Fund, which seeks to provide high total return, consistent with low volatility of principal, returned 2.48% (Institutional Shares) for the six-month period ended February 28, 2003. This compares to the 2.11% return of its benchmark index, the Merrill Lynch 1-3 Year Treasury Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?
A: Overall, sector allocation and security selection were the biggest positives for performance during the period. The contribution from our duration positioning was neutral but because of yield curve steepening, our yield curve positioning detracted slightly from performance.

Q: HOW WAS THE FUND MANAGED?

A: We tactically traded our duration early in the period but moved to a neutral position in early 2003. To enhance yield and reduce interest rate volatility, we purchased agencies, including callable agencies. However, in January and February, we reduced our agency holdings, purchasing sovereign debt and asset-backed securities at higher yields. We reduced our exposure to the utilities sector and continued to add selectively to our positions in broker-dealer and finance paper. We opportunistically purchased several A-2/P-2 commercial paper issues and added floating rate corporate and asset-backed securities to provide additional yield. Finally, we sold callable agencies to buy 5.50% mortgage pass-through securities.

Q: WHAT IS THE OUTLOOK?

A: We do not believe that geopolitical angst is the only force restraining the economic recovery. For us, the more enduring and fundamental issue is poor profitability, which is delaying a recovery of capital spending and hiring. Until profit fundamentals improve, we believe the recovery should be slow, uneven and heavily dependent on continued support from low interest rates. Accordingly, we think the Fed is unlikely to tighten in 2003. We believe that the Treasury yield curve will flatten and as this occurs, we plan to add positions that will benefit the Fund.

                                   (UNAUDITED)

AS OF FEBRUARY 28, 2003

  AVERAGE ANNUAL TOTAL RETURNS

                                                              SINCE INCEPTION
                                 1 YEAR    3 YEARS   5 YEARS      (7/8/93)
---------------------------------------------------------------------------------
  Class A Shares
    Without Sales Charge         5.21%     6.50%     5.69%        5.43%
    With Sales Charge*           3.64%     5.95%     5.37%        5.27%
  Institutional Shares           5.68%     6.92%     6.06%        5.72%
  Select Shares                  5.41%     6.63%     5.76%        5.47%

[CHART]

  LIFE OF FUND PERFORMANCE (7/8/93 TO 2/28/03)

                  JPMORGAN SHORT TERM                   MERRILL LYNCH 1-3 YEAR        LIPPER SHORT-TERM INVESTMENT
                  BOND FUND (INSTITUTIONAL SHARES)      TREASURY INDEX                GRADE DEBT FUNDS INDEX
  7/8/1993                            $ 3,000,000                  $ 3,000,000                         $ 3,000,000
 7/31/1993                            $ 3,000,000                  $ 3,000,000                         $ 3,000,000
 8/31/1993                            $ 3,023,100                  $ 3,026,100                         $ 3,027,300
 9/30/1993                            $ 3,029,449                  $ 3,035,784                         $ 3,037,290
10/31/1993                            $ 3,029,449                  $ 3,041,855                         $ 3,052,477
11/30/1993                            $ 3,030,357                  $ 3,042,768                         $ 3,054,003
12/31/1993                            $ 3,040,661                  $ 3,054,026                         $ 3,073,854
 1/31/1994                            $ 3,059,513                  $ 3,073,572                         $ 3,094,141
 2/28/1994                            $ 3,045,439                  $ 3,053,901                         $ 3,076,814
 3/31/1994                            $ 3,026,557                  $ 3,038,631                         $ 3,053,430
 4/30/1994                            $ 3,013,240                  $ 3,027,996                         $ 3,041,522
 5/31/1994                            $ 3,015,952                  $ 3,032,235                         $ 3,044,868
 6/30/1994                            $ 3,025,905                  $ 3,041,332                         $ 3,047,303
 7/31/1994                            $ 3,046,178                  $ 3,067,487                         $ 3,064,978
 8/31/1994                            $ 3,057,754                  $ 3,078,224                         $ 3,081,222
 9/30/1994                            $ 3,050,415                  $ 3,071,144                         $ 3,076,908
10/31/1994                            $ 3,056,211                  $ 3,077,900                         $ 3,081,832
11/30/1994                            $ 3,045,820                  $ 3,064,050                         $ 3,076,284
12/31/1994                            $ 3,051,912                  $ 3,071,097                         $ 3,068,901
 1/31/1995                            $ 3,087,314                  $ 3,113,785                         $ 3,100,204
 2/28/1995                            $ 3,128,684                  $ 3,156,444                         $ 3,136,786
 3/31/1995                            $ 3,148,395                  $ 3,174,120                         $ 3,154,039
 4/30/1995                            $ 3,177,989                  $ 3,202,370                         $ 3,181,163
 5/31/1995                            $ 3,237,418                  $ 3,258,411                         $ 3,239,379
 6/30/1995                            $ 3,253,929                  $ 3,276,007                         $ 3,259,463
 7/31/1995                            $ 3,260,437                  $ 3,289,438                         $ 3,269,893
 8/31/1995                            $ 3,283,260                  $ 3,309,175                         $ 3,291,801
 9/30/1995                            $ 3,302,631                  $ 3,325,390                         $ 3,307,602
10/31/1995                            $ 3,325,419                  $ 3,353,323                         $ 3,338,694
11/30/1995                            $ 3,355,015                  $ 3,382,833                         $ 3,366,739
12/31/1995                            $ 3,381,520                  $ 3,408,880                         $ 3,389,969
 1/31/1996                            $ 3,410,601                  $ 3,437,856                         $ 3,420,479
 2/29/1996                            $ 3,387,750                  $ 3,423,417                         $ 3,407,823
 3/31/1996                            $ 3,393,170                  $ 3,420,336                         $ 3,392,829
 4/30/1996                            $ 3,394,867                  $ 3,423,072                         $ 3,395,204
 5/31/1996                            $ 3,406,409                  $ 3,430,260                         $ 3,401,994
 6/30/1996                            $ 3,429,573                  $ 3,454,958                         $ 3,426,488
 7/31/1996                            $ 3,438,833                  $ 3,468,433                         $ 3,440,537
 8/31/1996                            $ 3,451,900                  $ 3,480,225                         $ 3,452,579
 9/30/1996                            $ 3,482,967                  $ 3,511,895                         $ 3,485,724
10/31/1996                            $ 3,525,111                  $ 3,551,580                         $ 3,523,021
11/30/1996                            $ 3,552,960                  $ 3,578,927                         $ 3,552,262
12/31/1996                            $ 3,554,026                  $ 3,578,927                         $ 3,553,683
 1/31/1997                            $ 3,572,151                  $ 3,595,748                         $ 3,571,807
 2/28/1997                            $ 3,582,868                  $ 3,604,018                         $ 3,583,951
 3/31/1997                            $ 3,583,226                  $ 3,602,577                         $ 3,580,367
 4/30/1997                            $ 3,608,667                  $ 3,632,118                         $ 3,609,010
 5/31/1997                            $ 3,634,288                  $ 3,656,816                         $ 3,633,190
 6/30/1997                            $ 3,656,821                  $ 3,682,048                         $ 3,658,622
 7/31/1997                            $ 3,694,852                  $ 3,722,551                         $ 3,700,331
 8/31/1997                            $ 3,698,916                  $ 3,725,901                         $ 3,702,921
 9/30/1997                            $ 3,729,617                  $ 3,754,218                         $ 3,731,804
10/31/1997                            $ 3,745,282                  $ 3,781,999                         $ 3,754,568
11/30/1997                            $ 3,753,521                  $ 3,791,076                         $ 3,763,954
12/31/1997                            $ 3,780,547                  $ 3,816,855                         $ 3,786,538
 1/31/1998                            $ 3,822,889                  $ 3,853,879                         $ 3,819,481
 2/28/1998                            $ 3,826,712                  $ 3,857,347                         $ 3,824,828
 3/31/1998                            $ 3,842,018                  $ 3,873,162                         $ 3,840,510
 4/30/1998                            $ 3,861,613                  $ 3,891,366                         $ 3,858,560
 5/31/1998                            $ 3,884,396                  $ 3,911,990                         $ 3,879,396
 6/30/1998                            $ 3,899,545                  $ 3,932,333                         $ 3,896,854
 7/31/1998                            $ 3,922,943                  $ 3,950,815                         $ 3,914,000
 8/31/1998                            $ 3,950,403                  $ 4,000,595                         $ 3,940,615
 9/30/1998                            $ 4,020,720                  $ 4,053,403                         $ 3,982,386
10/31/1998                            $ 4,022,329                  $ 4,073,264                         $ 3,977,208
11/30/1998                            $ 4,027,558                  $ 4,069,598                         $ 3,987,549
12/31/1998                            $ 4,046,890                  $ 4,083,842                         $ 4,004,696
 1/31/1999                            $ 4,069,553                  $ 4,098,544                         $ 4,024,719
 2/28/1999                            $ 4,051,240                  $ 4,079,691                         $ 4,011,438
 3/31/1999                            $ 4,082,839                  $ 4,107,840                         $ 4,042,727
 4/30/1999                            $ 4,097,538                  $ 4,120,986                         $ 4,057,281
 5/31/1999                            $ 4,083,196                  $ 4,118,513                         $ 4,052,006
 6/30/1999                            $ 4,076,663                  $ 4,131,280                         $ 4,059,705
 7/31/1999                            $ 4,082,778                  $ 4,144,500                         $ 4,064,171
 8/31/1999                            $ 4,097,476                  $ 4,156,519                         $ 4,072,299
 9/30/1999                            $ 4,128,617                  $ 4,183,537                         $ 4,099,176
10/31/1999                            $ 4,143,893                  $ 4,194,832                         $ 4,108,194
11/30/1999                            $ 4,164,198                  $ 4,202,803                         $ 4,121,751
12/31/1999                            $ 4,176,690                  $ 4,208,687                         $ 4,130,407
 1/31/2000                            $ 4,180,449                  $ 4,207,003                         $ 4,132,059
 2/29/2000                            $ 4,201,352                  $ 4,235,190                         $ 4,158,918
 3/31/2000                            $ 4,211,855                  $ 4,261,448                         $ 4,180,544
 4/30/2000                            $ 4,232,493                  $ 4,272,528                         $ 4,181,380
 5/31/2000                            $ 4,250,693                  $ 4,290,045                         $ 4,196,015
 6/30/2000                            $ 4,273,222                  $ 4,334,662                         $ 4,242,591
 7/31/2000                            $ 4,300,997                  $ 4,361,970                         $ 4,268,895
 8/31/2000                            $ 4,319,922                  $ 4,394,249                         $ 4,300,058
 9/30/2000                            $ 4,356,209                  $ 4,425,887                         $ 4,336,608
10/31/2000                            $ 4,371,020                  $ 4,449,787                         $ 4,349,618
11/30/2000                            $ 4,426,532                  $ 4,492,060                         $ 4,389,199
12/31/2000                            $ 4,478,323                  $ 4,545,516                         $ 4,435,725
 1/31/2001                            $ 4,516,388                  $ 4,602,335                         $ 4,498,712
 2/28/2001                            $ 4,552,068                  $ 4,632,250                         $ 4,530,203
 3/31/2001                            $ 4,584,388                  $ 4,670,697                         $ 4,562,821
 4/30/2001                            $ 4,583,012                  $ 4,683,308                         $ 4,573,772
 5/31/2001                            $ 4,609,594                  $ 4,709,535                         $ 4,602,129
 6/30/2001                            $ 4,630,337                  $ 4,725,547                         $ 4,620,998
 7/31/2001                            $ 4,688,216                  $ 4,778,473                         $ 4,677,836
 8/31/2001                            $ 4,721,971                  $ 4,806,188                         $ 4,708,242
 9/30/2001                            $ 4,788,079                  $ 4,885,491                         $ 4,752,970
10/31/2001                            $ 4,838,833                  $ 4,931,414                         $ 4,789,093
11/30/2001                            $ 4,815,122                  $ 4,920,565                         $ 4,765,626
12/31/2001                            $ 4,818,974                  $ 4,922,533                         $ 4,760,861
 1/31/2002                            $ 4,839,214                  $ 4,932,378                         $ 4,774,667
 2/28/2002                            $ 4,859,055                  $ 4,956,054                         $ 4,788,514
 3/31/2002                            $ 4,829,900                  $ 4,922,353                         $ 4,766,965
 4/30/2002                            $ 4,892,689                  $ 4,977,483                         $ 4,805,101
 5/31/2002                            $ 4,910,792                  $ 4,997,393                         $ 4,832,010
 6/30/2002                            $ 4,938,784                  $ 5,039,371                         $ 4,837,325
 7/31/2002                            $ 4,992,123                  $ 5,100,851                         $ 4,851,837
 8/31/2002                            $ 5,010,593                  $ 5,118,194                         $ 4,882,403
 9/30/2002                            $ 5,053,684                  $ 5,160,675                         $ 4,914,139
10/31/2002                            $ 5,070,867                  $ 5,172,545                         $ 4,917,087
11/30/2002                            $ 5,054,133                  $ 5,157,027                         $ 4,919,054
12/31/2002                            $ 5,087,490                  $ 5,205,503                         $ 4,968,245
 1/31/2003                            $ 5,108,858                  $ 5,204,983                         $ 4,976,194
 2/28/2003                            $ 5,129,497                  $ 5,226,844                         $ 5,006,051

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 1.50%.

The Fund commenced operations on 9/13/93.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Short Term Bond Fund, which are similar to the expenses of the Institutional Shares. The returns presented prior to 9/13/93 are based on the historical expenses of the J.P. Morgan Short Term Bond Fund dating back to 7/8/93.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Short Term Bond Fund, which are similar to the expenses of the Select Shares.

Returns for the Class A Shares prior to 9/10/01 (offering date of the Class A Shares) are calculated using the historical expenses of the J.P. Morgan Short Term Bond Fund, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Short Term Bond Fund, Merrill Lynch 1-3 Year Treasury Index, and Lipper Short-Term Investment Grade Debt Funds Index from July 8, 1993 to February 28, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index which measures short-term bond performance. The Lipper Short-Term Investment Grade Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN SHORT-TERM BOND FUND II
     AS OF FEBRUARY 28, 2003

                                   FUND FACTS

  Inception:       11/30/1990            CUSIPS:  Class A     928374784
  FUND NET ASSETS: $1,590                         Class M     628263444
  (in millions)                                   Select      628263105

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Short-Term Bond Fund II, which seeks a high level of income consistent with preservation of capital, returned 2.26% (Select Shares) for the six-month period ended February 28, 2003. This compares to the 2.24% return of its benchmark index, the Lehman 1-3 Year U.S. Gov't Bond Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: Overall, sector allocation and security selection were the biggest positives for performance during the period. The contribution from our duration positioning was neutral but because of yield curve steepening, our yield curve positioning detracted slightly.

Q: HOW WAS THE FUND MANAGED?

A: We tactically traded our duration early in the period but moved to a neutral position in early 2003. To enhance yield and reduce interest rate volatility, we purchased agencies, including callable agencies. However, in January and February, we reduced our agency holdings, purchasing sovereign debt and asset-backed securities at higher yields. We reduced our exposure to the utilities sector and continued to add selectively to our positions in broker-dealer and finance paper. We opportunistically purchased several A-2/P-2 commercial paper issues and added floating rate corporate and asset-backed securities to provide additional yield. Finally, we sold callable agencies to buy 5.50% mortgage pass-through securities.

Q: WHAT IS THE OUTLOOK?

A: We do not believe that geopolitical angst is the only force restraining the economic recovery. For us, the more enduring and fundamental issue is poor profitability, which is delaying a recovery of capital spending and hiring. Until profit fundamentals improve, we believe the recovery should be slow, uneven and heavily dependent on continued support from low interest rates. Accordingly, we think the Fed is unlikely to tighten in 2003. We believe that the Treasury yield curve will flatten and as this occurs, we plan to add positions that will benefit the Fund.

                                   (UNAUDITED)

AS OF FEBRUARY 28, 2003

  AVERAGE ANNUAL TOTAL RETURNS

                              1 YEAR   3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------------
  Class A Shares
    Without Sales Charge      5.03%     6.48%     5.40%     5.25%
    With Sales Charge*        3.40%     5.95%     5.09%     5.09%
  Class M Shares
    Without Sales Charge      4.83%     6.23%     5.21%     5.16%
    With Sales Charge**       3.21%     5.69%     4.90%     5.00%
  Select Shares               5.30%     6.78%     5.71%     5.50%

[CHART]

  TEN-YEAR PERFORMANCE (2/28/93 TO 2/28/03)

                       JPMORGAN SHORT-TERM              LEHMAN 1-3 YEAR U.S.        LIPPER SHORT-TERM INVESTMENT
                       BOND FUND II (SELECT SHARES)     GOV'T BOND INDEX            GRADE DEBT FUNDS INDEX
         2/28/1993                      $ 1,000,000                 $ 1,000,000                      $ 1,000,000
         3/31/1993                      $ 1,003,600                 $ 1,003,100                      $ 1,004,900
         4/30/1993                      $ 1,008,016                 $ 1,009,219                      $ 1,010,226
         5/31/1993                      $ 1,007,512                 $ 1,006,797                      $ 1,012,044
         6/30/1993                      $ 1,012,852                 $ 1,014,348                      $ 1,020,748
         7/31/1993                      $ 1,015,282                 $ 1,016,579                      $ 1,026,464
         8/31/1993                      $ 1,020,765                 $ 1,025,017                      $ 1,035,805
         9/30/1993                      $ 1,024,031                 $ 1,028,297                      $ 1,039,223
        10/31/1993                      $ 1,026,284                 $ 1,030,559                      $ 1,044,419
        11/30/1993                      $ 1,028,234                 $ 1,030,765                      $ 1,044,941
        12/31/1993                      $ 1,031,011                 $ 1,034,888                      $ 1,051,734
         1/31/1994                      $ 1,035,753                 $ 1,041,408                      $ 1,058,675
         2/28/1994                      $ 1,033,371                 $ 1,035,056                      $ 1,052,746
         3/31/1994                      $ 1,032,028                 $ 1,029,777                      $ 1,044,746
         4/30/1994                      $ 1,030,789                 $ 1,025,864                      $ 1,040,671
         5/31/1994                      $ 1,033,675                 $ 1,027,197                      $ 1,041,816
         6/30/1994                      $ 1,037,707                 $ 1,029,765                      $ 1,042,649
         7/31/1994                      $ 1,042,999                 $ 1,039,033                      $ 1,048,697
         8/31/1994                      $ 1,046,232                 $ 1,042,462                      $ 1,054,255
         9/30/1994                      $ 1,047,383                 $ 1,040,064                      $ 1,052,779
        10/31/1994                      $ 1,050,630                 $ 1,042,456                      $ 1,054,463
        11/30/1994                      $ 1,050,735                 $ 1,038,078                      $ 1,052,565
        12/31/1994                      $ 1,055,463                 $ 1,040,051                      $ 1,050,039
         1/31/1995                      $ 1,064,329                 $ 1,054,195                      $ 1,060,749
         2/28/1995                      $ 1,074,228                 $ 1,068,532                      $ 1,073,266
         3/31/1995                      $ 1,080,243                 $ 1,074,516                      $ 1,079,169
         4/30/1995                      $ 1,086,293                 $ 1,084,079                      $ 1,088,450
         5/31/1995                      $ 1,099,002                 $ 1,102,617                      $ 1,108,369
         6/30/1995                      $ 1,105,157                 $ 1,108,571                      $ 1,115,241
         7/31/1995                      $ 1,110,351                 $ 1,152,914                      $ 1,118,809
         8/31/1995                      $ 1,115,569                 $ 1,159,831                      $ 1,126,305
         9/30/1995                      $ 1,120,701                 $ 1,165,515                      $ 1,131,712
        10/31/1995                      $ 1,128,210                 $ 1,175,188                      $ 1,142,350
        11/30/1995                      $ 1,135,543                 $ 1,185,177                      $ 1,151,945
        12/31/1995                      $ 1,142,243                 $ 1,194,185                      $ 1,159,894
         1/31/1996                      $ 1,150,124                 $ 1,204,335                      $ 1,170,333
         2/29/1996                      $ 1,149,664                 $ 1,199,639                      $ 1,166,003
         3/31/1996                      $ 1,152,423                 $ 1,198,679                      $ 1,160,872
         4/30/1996                      $ 1,155,305                 $ 1,199,877                      $ 1,161,685
         5/31/1996                      $ 1,158,424                 $ 1,202,517                      $ 1,164,008
         6/30/1996                      $ 1,165,490                 $ 1,211,296                      $ 1,172,389
         7/31/1996                      $ 1,170,735                 $ 1,216,020                      $ 1,177,196
         8/31/1996                      $ 1,174,130                 $ 1,220,519                      $ 1,181,316
         9/30/1996                      $ 1,184,462                 $ 1,231,626                      $ 1,192,657
        10/31/1996                      $ 1,197,018                 $ 1,245,543                      $ 1,205,418
        11/30/1996                      $ 1,206,474                 $ 1,254,760                      $ 1,215,423
        12/31/1996                      $ 1,206,474                 $ 1,255,011                      $ 1,215,909
         1/31/1997                      $ 1,211,179                 $ 1,261,035                      $ 1,222,110
         2/28/1997                      $ 1,214,328                 $ 1,264,062                      $ 1,226,266
         3/31/1997                      $ 1,213,600                 $ 1,263,050                      $ 1,225,039
         4/30/1997                      $ 1,224,765                 $ 1,273,407                      $ 1,234,840
         5/31/1997                      $ 1,231,624                 $ 1,282,321                      $ 1,243,113
         6/30/1997                      $ 1,240,861                 $ 1,291,169                      $ 1,251,815
         7/31/1997                      $ 1,254,883                 $ 1,305,243                      $ 1,266,086
         8/31/1997                      $ 1,253,879                 $ 1,306,548                      $ 1,266,972
         9/30/1997                      $ 1,264,035                 $ 1,316,478                      $ 1,276,854
        10/31/1997                      $ 1,271,493                 $ 1,326,220                      $ 1,284,643
        11/30/1997                      $ 1,272,892                 $ 1,329,535                      $ 1,287,855
        12/31/1997                      $ 1,280,402                 $ 1,338,443                      $ 1,295,582
         1/31/1998                      $ 1,292,950                 $ 1,351,158                      $ 1,306,853
         2/28/1998                      $ 1,293,208                 $ 1,352,375                      $ 1,308,683
         3/31/1998                      $ 1,296,958                 $ 1,357,514                      $ 1,314,049
         4/30/1998                      $ 1,303,054                 $ 1,364,030                      $ 1,320,225
         5/31/1998                      $ 1,310,351                 $ 1,371,259                      $ 1,327,354
         6/30/1998                      $ 1,317,427                 $ 1,378,252                      $ 1,333,327
         7/31/1998                      $ 1,323,487                 $ 1,384,730                      $ 1,339,194
         8/31/1998                      $ 1,332,090                 $ 1,401,624                      $ 1,348,300
         9/30/1998                      $ 1,350,872                 $ 1,420,546                      $ 1,362,592
        10/31/1998                      $ 1,348,306                 $ 1,427,506                      $ 1,360,821
        11/30/1998                      $ 1,347,901                 $ 1,426,079                      $ 1,364,359
        12/31/1998                      $ 1,352,080                 $ 1,431,498                      $ 1,370,226
         1/31/1999                      $ 1,358,705                 $ 1,436,938                      $ 1,377,077
         2/28/1999                      $ 1,354,085                 $ 1,430,472                      $ 1,372,532
         3/31/1999                      $ 1,363,699                 $ 1,440,199                      $ 1,383,238
         4/30/1999                      $ 1,367,791                 $ 1,444,663                      $ 1,388,218
         5/31/1999                      $ 1,366,833                 $ 1,443,652                      $ 1,386,413
         6/30/1999                      $ 1,368,337                 $ 1,447,839                      $ 1,389,047
         7/31/1999                      $ 1,371,484                 $ 1,452,327                      $ 1,390,575
         8/31/1999                      $ 1,373,404                 $ 1,456,394                      $ 1,393,356
         9/30/1999                      $ 1,383,567                 $ 1,465,860                      $ 1,402,552
        10/31/1999                      $ 1,388,409                 $ 1,469,818                      $ 1,405,638
        11/30/1999                      $ 1,390,492                 $ 1,472,611                      $ 1,410,277
        12/31/1999                      $ 1,394,107                 $ 1,473,936                      $ 1,413,238
         1/31/2000                      $ 1,394,665                 $ 1,473,788                      $ 1,413,804
         2/29/2000                      $ 1,402,615                 $ 1,483,810                      $ 1,422,993
         3/31/2000                      $ 1,409,768                 $ 1,492,713                      $ 1,430,393
         4/30/2000                      $ 1,405,257                 $ 1,496,445                      $ 1,430,679
         5/31/2000                      $ 1,409,754                 $ 1,501,982                      $ 1,435,686
         6/30/2000                      $ 1,425,684                 $ 1,518,353                      $ 1,451,622
         7/31/2000                      $ 1,435,949                 $ 1,528,071                      $ 1,460,622
         8/31/2000                      $ 1,446,431                 $ 1,539,684                      $ 1,471,285
         9/30/2000                      $ 1,461,040                 $ 1,551,694                      $ 1,483,791
        10/31/2000                      $ 1,465,715                 $ 1,560,073                      $ 1,488,242
        11/30/2000                      $ 1,481,985                 $ 1,575,206                      $ 1,501,785
        12/31/2000                      $ 1,499,028                 $ 1,594,581                      $ 1,517,704
         1/31/2001                      $ 1,515,217                 $ 1,615,629                      $ 1,539,256
         2/28/2001                      $ 1,526,127                 $ 1,626,131                      $ 1,550,030
         3/31/2001                      $ 1,538,336                 $ 1,639,302                      $ 1,561,191
         4/30/2001                      $ 1,539,874                 $ 1,644,056                      $ 1,564,937
         5/31/2001                      $ 1,546,495                 $ 1,653,099                      $ 1,574,640
         6/30/2001                      $ 1,551,908                 $ 1,659,050                      $ 1,581,096
         7/31/2001                      $ 1,568,824                 $ 1,678,461                      $ 1,600,544
         8/31/2001                      $ 1,579,178                 $ 1,689,035                      $ 1,610,947
         9/30/2001                      $ 1,599,708                 $ 1,717,242                      $ 1,626,251
        10/31/2001                      $ 1,616,664                 $ 1,734,414                      $ 1,638,611
        11/30/2001                      $ 1,609,874                 $ 1,729,558                      $ 1,630,581
        12/31/2001                      $ 1,607,782                 $ 1,730,596                      $ 1,628,951
         1/31/2002                      $ 1,613,248                 $ 1,734,749                      $ 1,633,675
         2/28/2002                      $ 1,621,798                 $ 1,743,423                      $ 1,638,412
         3/31/2002                      $ 1,612,392                 $ 1,730,870                      $ 1,631,040
         4/30/2002                      $ 1,632,224                 $ 1,751,814                      $ 1,644,088
         5/31/2002                      $ 1,638,264                 $ 1,758,646                      $ 1,653,295
         6/30/2002                      $ 1,646,783                 $ 1,774,298                      $ 1,655,113
         7/31/2002                      $ 1,663,415                 $ 1,795,767                      $ 1,660,079
         8/31/2002                      $ 1,670,069                 $ 1,803,129                      $ 1,670,537
         9/30/2002                      $ 1,682,260                 $ 1,817,735                      $ 1,681,396
        10/31/2002                      $ 1,687,980                 $ 1,822,279                      $ 1,682,405
        11/30/2002                      $ 1,683,422                 $ 1,817,177                      $ 1,683,078
        12/31/2002                      $ 1,694,870                 $ 1,834,621                      $ 1,699,908
         1/31/2003                      $ 1,701,480                 $ 1,834,988                      $ 1,702,628
         2/28/2003                      $ 1,707,390                 $ 1,843,429                      $ 1,712,844

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 1.50%.

**Sales Charge for Class M Shares is 1.50%. The Fund commenced operations on 11/30/90.

Returns for the Class A Shares prior to 5/6/96 (offering date of the Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

Returns for the Class M Shares prior to 7/1/99 (offering date of the Class M Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class M Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Short-Term Bond Fund II, Lehman 1-3 Year U.S. Gov't Bond Index, and Lipper Short-Term Investment Grade Debt Funds Index from February 28, 1993 to February 28, 2003. The performance of the Fund assumes reinvestments of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman 1-3 Year U.S. Gov't Bond Index is composed of bonds covered by the U.S. Government Bond Index with maturities of one to three years. The Lipper Short-Term Investment Grade Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN STRATEGIC INCOME FUND AS OF FEBRUARY 28, 2003

                                   FUND FACTS

  Inception:       11/30/1998            CUSIPS:  Class A     628263535
  FUND NET ASSETS: $21                            Class B     628263527
  (in millions)                                   Class C     628263519
                                                  Class M     628263493

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Strategic Income Fund, which seeks a high level of income, had a total return of 6.23% (Class A Shares, without sales charge) for the six-month period ended February 28, 2003. This compares to the 4.73% return from the Lehman Aggregate Bond Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund's performance during the period was enhanced by our overweight to prepayment sensitive residential mortgage-backed securities. During the fourth-quarter credit market rally, our diversified portfolio of investment-grade bonds, as well as our modest exposure to high-yield and emerging markets debt, added value. Emerging markets debt remained a positive contributor through February. However, high yield issues were a risk to performance during February as Treasuries rallied and investor risk aversion increased.

Q: HOW WAS THE FUND MANAGED?

A: To moderate exposure to company-specific risk, we continued to diversify our holdings in investment-grade corporate bonds. As the period ended, we were overweight Yankee banks, telecom, energy and cable, and underweight consumer and industrial cyclicals, utilities and consumer staples. We were overweight in prepayment sensitive residential mortgages, a sector favored by strong demand from banks, money managers and agencies. We trimmed our allocation to high-yield securities and continued to make selective investments in emerging markets debt.

Q: WHAT IS THE OUTLOOK?

A: We do not believe that geopolitical angst is the only force restraining the economic recovery. For us, the more enduring and fundamental issue is poor profitability, which is delaying a recovery of capital spending and hiring. Until profit fundamentals improve, we believe the recovery should be slow, uneven and heavily dependent on continued support from low interest rates. Accordingly, we think the Fed is unlikely to tighten in 2003. We expect to maintain our overweight to prepayment sensitive residential mortgage-backed securities as long as that sector continues its strong performance. Until economic and geopolitical forces sort themselves out, we plan to focus on yield-enhancing strategies.

                                   (UNAUDITED)

AS OF FEBRUARY 28, 2003

  AVERAGE ANNUAL TOTAL RETURNS

                                                                   SINCE INCEPTION
                                       1 YEAR          3 YEARS       (11/30/98)
------------------------------------------------------------------------------------
  Class A Shares
    Without Sales Charge               6.10%           3.73%          4.21%
    With Sales Charge*                 1.38%           2.17%          3.09%
  Class B Shares
    Without CDSC                       5.42%           3.20%          3.79%
    With CDSC**                        0.42%           2.34%          3.42%
  Class C Shares
    Without CDSC                       5.55%           3.24%          3.81%
    With CDSC***                       4.55%           3.24%          3.81%
  Class M Shares
    Without Sales Charge               5.92%           3.51%          3.98%
    With Sales Charge****              2.76%           2.46%          3.23%

[CHART]

  LIFE OF FUND PERFORMANCE (11/30/98 TO 2/28/03)

                 JPMORGAN STRATEGIC INCOME        LEHMAN AGGREGATE      LIPPER MULTI-SECTOR
                 FUND (CLASS A SHARES)            BOND INDEX            INCOME FUNDS INDEX
11/30/1998                        $  9,550                $ 10,000                 $ 10,000
12/31/1998                        $  9,471                $ 10,030                 $  9,977
 1/31/1999                        $  9,445                $ 10,101                 $ 10,030
 2/28/1999                        $  9,430                $  9,924                 $  9,895
 3/31/1999                        $  9,594                $  9,979                 $ 10,019
 4/30/1999                        $  9,776                $ 10,011                 $ 10,196
 5/31/1999                        $  9,621                $  9,923                 $  9,982
 6/30/1999                        $  9,701                $  9,891                 $  9,971
 7/31/1999                        $  9,716                $  9,850                 $  9,949
 8/31/1999                        $  9,719                $  9,845                 $  9,877
 9/30/1999                        $  9,792                $  9,959                 $  9,918
10/31/1999                        $  9,858                $  9,996                 $  9,931
11/30/1999                        $  9,937                $  9,995                 $  9,997
12/31/1999                        $ 10,075                $  9,947                 $ 10,083
 1/31/2000                        $ 10,027                $  9,914                 $  9,988
 2/29/2000                        $ 10,190                $ 10,034                 $ 10,120
 3/31/2000                        $ 10,155                $ 10,166                 $ 10,117
 4/30/2000                        $ 10,075                $ 10,137                 $  9,974
 5/31/2000                        $  9,959                $ 10,132                 $  9,849
 6/30/2000                        $ 10,147                $ 10,342                 $ 10,101
 7/31/2000                        $ 10,198                $ 10,437                 $ 10,133
 8/31/2000                        $ 10,277                $ 10,588                 $ 10,216
 9/30/2000                        $ 10,274                $ 10,655                 $ 10,125
10/31/2000                        $ 10,111                $ 10,725                 $  9,913
11/30/2000                        $  9,981                $ 10,901                 $  9,796
12/31/2000                        $ 10,214                $ 11,104                 $ 10,045
 1/31/2001                        $ 10,507                $ 11,285                 $ 10,392
 2/28/2001                        $ 10,531                $ 11,383                 $ 10,415
 3/31/2001                        $ 10,465                $ 11,440                 $ 10,236
 4/30/2001                        $ 10,319                $ 11,392                 $ 10,148
 5/31/2001                        $ 10,451                $ 11,460                 $ 10,237
 6/30/2001                        $ 10,432                $ 11,504                 $ 10,143
 7/31/2001                        $ 10,512                $ 11,761                 $ 10,243
 8/31/2001                        $ 10,642                $ 11,896                 $ 10,379
 9/30/2001                        $ 10,355                $ 12,034                 $ 10,058
10/31/2001                        $ 10,589                $ 12,286                 $ 10,304
11/30/2001                        $ 10,686                $ 12,116                 $ 10,403
12/31/2001                        $ 10,630                $ 12,039                 $ 10,383
 1/31/2002                        $ 10,680                $ 12,136                 $ 10,439
 2/28/2002                        $ 10,720                $ 12,254                 $ 10,476
 3/31/2002                        $ 10,698                $ 12,051                 $ 10,485
 4/30/2002                        $ 10,815                $ 12,284                 $ 10,649
 5/31/2002                        $ 10,816                $ 12,389                 $ 10,680
 6/30/2002                        $ 10,594                $ 12,497                 $ 10,475
 7/31/2002                        $ 10,479                $ 12,648                 $ 10,339
 8/31/2002                        $ 10,706                $ 12,862                 $ 10,533
 9/30/2002                        $ 10,702                $ 13,070                 $ 10,551
10/31/2002                        $ 10,754                $ 13,010                 $ 10,584
11/30/2002                        $ 11,008                $ 13,006                 $ 10,836
12/31/2002                        $ 11,153                $ 13,275                 $ 11,057
 1/31/2003                        $ 11,234                $ 13,287                 $ 11,200
 2/28/2003                        $ 11,376                $ 13,471                 $ 11,382

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 4.50%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the period since inception.

***Assumes 1% CDSC for the one year period and 0% thereafter.

****Sales Charge on Class M Shares is 3.0%.

The Fund commenced operations on 11/30/98.

All Share Classes, except Class M Shares, were introduced on 11/30/98.

Returns for the Class M Shares prior to 10/28/99 (offering date of the Class M Shares) are calculated using the historical expenses of the Class B Shares, which are higher than the expenses of the Class M Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Strategic Income Fund, Lehman Aggregate Bond Index, and Lipper Multi-Sector Income Funds Index from November 30, 1998 to February 28, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Lipper Multi-Sector Income Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 4.50% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN U.S. TREASURY INCOME FUND
     AS OF FEBRUARY 28, 2003

                                   FUND FACTS

  INCEPTION:       9/8/1987              CUSIPS:  Class A   928374602
  FUND NET ASSETS: $153                           Class B   628263790
  (in millions)                                   Select    628263113

Q: HOW DID THE FUND PERFORM?

A: JPMorgan U.S. Treasury Income Fund, which seeks to provide investors with monthly dividends while still protecting the value of investments, returned 4.33% (Class A Shares, without sales charge) for the six-month period ended February 28, 2003. This compares to the 4.48% return of its benchmark index, the Lehman U.S. Gov't Bond Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Duration positioning had a slightly negative impact on performance. A positive contributor was our overweight to prepayment sensitive mortgages. Despite record lows in interest rates, mortgage securities continued their strong performance, with lower coupon securities outperforming. Given the anemic loan demand and an aversion to credit risk, banks continued to be large buyers of mortgage-backed securities.

Q: HOW WAS THE FUND MANAGED?

A: We tactically traded the duration position versus the benchmark during the period. In February, we assumed a tactical short duration position, trading out of it by month-end. Over the period, we increased our exposure to pre-pay sensitive GNMA mortgages.

Q: WHAT IS THE OUTLOOK?

A: We do not believe that geopolitical angst is the only force restraining the economic recovery. For us, the more enduring and fundamental issue is poor profitability, which is delaying a recovery of capital spending and hiring. Until profit fundamentals improve, we believe the recovery should be slow, uneven and heavily dependent on continued support from low interest rates. Accordingly, we think the Fed is unlikely to tighten in 2003. We plan to maintain our overweight to payment sensitive mortgages as long as spreads remain attractive.

                                   (UNAUDITED)

AS OF FEBRUARY 28, 2003

  AVERAGE ANNUAL TOTAL RETURNS

                                1 YEAR      3 YEARS     5 YEARS   10 YEARS
----------------------------------------------------------------------------
  Class A Shares
    Without Sales Charge        10.78%       9.81%       7.11%      6.36%
    With Sales Charge*           5.75%       8.13%       6.13%      5.88%
  Class B Shares
    Without CDSC                 9.82%       8.86%       6.14%      5.69%
    With CDSC**                  4.82%       8.01%       5.82%      5.69%
  Select Shares                 11.00%       9.96%       7.20%      6.41%

[CHART]

  TEN-YEAR PERFORMANCE (2/28/93 TO 2/28/03)

           JPMORGAN U.S TREASURY INCOME     LEHMAN U.S. GOV'T  LIPPER GENERAL U.S.
           FUND (CLASS A SHARES)            BOND INDEX         TREASURY FUNDS AVERAGE
 2/28/93                   $      9,550          $     10,000            $     10,000
 3/31/93                   $      9,585          $     10,033            $     10,025
 4/30/93                   $      9,658          $     10,110            $     10,101
 5/31/93                   $      9,633          $     10,099            $     10,100
 6/30/93                   $      9,853          $     10,323            $     10,376
 7/31/93                   $      9,900          $     10,386            $     10,461
 8/31/93                   $     10,131          $     10,618            $     10,729
 9/30/93                   $     10,171          $     10,658            $     10,774
10/31/93                   $     10,196          $     10,699            $     10,810
11/30/93                   $     10,087          $     10,581            $     10,653
12/31/93                   $     10,109          $     10,622            $     10,687
 1/31/94                   $     10,257          $     10,768            $     10,845
 2/28/94                   $     10,017          $     10,540            $     10,575
 3/31/94                   $      9,807          $     10,302            $     10,325
 4/30/94                   $      9,712          $     10,221            $     10,230
 5/31/94                   $      9,688          $     10,208            $     10,213
 6/30/94                   $      9,656          $     10,184            $     10,165
 7/31/94                   $      9,836          $     10,372            $     10,357
 8/31/94                   $      9,833          $     10,374            $     10,340
 9/30/94                   $      9,652          $     10,228            $     10,135
10/31/94                   $      9,626          $     10,220            $     10,108
11/30/94                   $      9,598          $     10,202            $     10,105
12/31/94                   $      9,657          $     10,264            $     10,197
 1/31/95                   $      9,842          $     10,455            $     10,394
 2/28/95                   $     10,052          $     10,680            $     10,628
 3/31/95                   $     10,108          $     10,747            $     10,685
 4/30/95                   $     10,227          $     10,888            $     10,825
 5/31/95                   $     10,620          $     11,327            $     11,364
 6/30/95                   $     10,701          $     11,414            $     11,459
 7/31/95                   $     10,660          $     11,372            $     11,372
 8/31/95                   $     10,770          $     11,505            $     11,524
 9/30/95                   $     10,870          $     11,615            $     11,655
10/31/95                   $     11,030          $     11,792            $     11,865
11/30/95                   $     11,188          $     11,976            $     12,063
12/31/95                   $     11,349          $     12,146            $     12,268
 1/31/96                   $     11,413          $     12,220            $     12,309
 2/29/96                   $     11,150          $     11,971            $     11,965
 3/31/96                   $     11,037          $     11,871            $     11,831
 4/30/96                   $     10,943          $     11,795            $     11,712
 5/31/96                   $     10,901          $     11,775            $     11,677
 6/30/96                   $     11,025          $     11,927            $     11,848
 7/31/96                   $     11,061          $     11,957            $     11,864
 8/31/96                   $     11,006          $     11,931            $     11,776
 9/30/96                   $     11,182          $     12,129            $     12,014
10/31/96                   $     11,423          $     12,395            $     12,352
11/30/96                   $     11,620          $     12,611            $     12,650
12/31/96                   $     11,491          $     12,483            $     12,440
 1/31/97                   $     11,485          $     12,496            $     12,398
 2/28/97                   $     11,484          $     12,514            $     12,391
 3/31/97                   $     11,365          $     12,381            $     12,190
 4/30/97                   $     11,516          $     12,559            $     12,392
 5/31/97                   $     11,607          $     12,667            $     12,501
 6/30/97                   $     11,730          $     12,809            $     12,671
 7/31/97                   $     12,068          $     13,173            $     13,201
 8/31/97                   $     11,915          $     13,043            $     12,940
 9/30/97                   $     12,083          $     13,238            $     13,196
10/31/97                   $     12,261          $     13,467            $     13,506
11/30/97                   $     12,329          $     13,536            $     13,615
12/31/97                   $     12,451          $     13,678            $     13,803
 1/31/98                   $     12,608          $     13,883            $     14,041
 2/28/98                   $     12,552          $     13,846            $     13,954
 3/31/98                   $     12,589          $     13,885            $     13,984
 4/30/98                   $     12,613          $     13,947            $     14,021
 5/31/98                   $     12,750          $     14,091            $     14,231
 6/30/98                   $     12,898          $     14,251            $     14,452
 7/31/98                   $     12,894          $     14,273            $     14,429
 8/31/98                   $     13,244          $     14,644            $     14,951
 9/30/98                   $     13,614          $     15,039            $     15,416
10/31/98                   $     13,560          $     14,988            $     15,277
11/30/98                   $     13,527          $     14,993            $     15,305
12/31/98                   $     13,544          $     15,026            $     15,315
 1/31/99                   $     13,629          $     15,113            $     15,413
 2/28/99                   $     13,235          $     14,753            $     14,868
 3/31/99                   $     13,284          $     14,811            $     14,890
 4/30/99                   $     13,320          $     14,845            $     14,927
 5/31/99                   $     13,187          $     14,714            $     14,726
 6/30/99                   $     13,158          $     14,685            $     14,630
 7/31/99                   $     13,131          $     14,663            $     14,577
 8/31/99                   $     13,129          $     14,663            $     14,541
 9/30/99                   $     13,223          $     14,781            $     14,659
10/31/99                   $     13,235          $     14,805            $     14,641
11/30/99                   $     13,221          $     14,784            $     14,591
12/31/99                   $     13,145          $     14,688            $     14,431
 1/31/00                   $     13,157          $     14,709            $     14,510
 2/29/00                   $     13,365          $     14,918            $     14,792
 3/31/00                   $     13,595          $     15,180            $     15,166
 4/30/00                   $     13,547          $     15,138            $     15,089
 5/31/00                   $     13,557          $     15,147            $     15,058
 6/30/00                   $     13,783          $     15,416            $     15,356
 7/31/00                   $     13,909          $     15,566            $     15,533
 8/31/00                   $     14,099          $     15,796            $     15,806
 9/30/00                   $     14,133          $     15,840            $     15,754
10/31/00                   $     14,247          $     15,992            $     15,940
11/30/00                   $     14,531          $     16,308            $     16,336
12/31/00                   $     14,804          $     16,632            $     16,687
 1/31/01                   $     14,968          $     16,800            $     16,775
 2/28/01                   $     15,111          $     16,992            $     16,998
 3/31/01                   $     15,174          $     17,051            $     16,980
 4/30/01                   $     14,951          $     16,877            $     16,637
 5/31/01                   $     15,026          $     16,933            $     16,683
 6/30/01                   $     15,068          $     17,011            $     16,778
 7/31/01                   $     15,437          $     17,419            $     17,283
 8/31/01                   $     15,601          $     17,635            $     17,532
 9/30/01                   $     15,914          $     17,942            $     17,708
10/31/01                   $     16,341          $     18,405            $     18,372
11/30/01                   $     15,890          $     17,992            $     17,719
12/31/01                   $     15,686          $     17,836            $     17,473
 1/31/02                   $     15,823          $     17,952            $     17,639
 2/28/02                   $     15,973          $     18,117            $     17,801
 3/31/02                   $     15,635          $     17,724            $     17,305
 4/30/02                   $     15,983          $     18,146            $     17,789
 5/31/02                   $     16,079          $     18,255            $     17,862
 6/30/02                   $     16,259          $     18,510            $     18,107
 7/31/02                   $     16,638          $     18,917            $     18,549
 8/31/02                   $     16,961          $     19,292            $     19,083
 9/30/02                   $     17,395          $     19,743            $     19,667
10/31/02                   $     17,233          $     19,585            $     19,301
11/30/02                   $     17,087          $     19,417            $     19,121
12/31/02                   $     17,464          $     19,887            $     19,666
 1/31/03                   $     17,422          $     19,837            $     19,596
 2/28/03                   $     17,697          $     20,156            $     20,001

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 4.50%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

The Fund commenced operations on 9/8/87.

Returns for the Class B Shares prior to 11/4/93 (offering date of the Class B Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class B Shares.

Returns for the Select Shares prior to 2/16/01 (offering date of the Select Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Select Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan U.S. Treasury Income Fund, Lehman U.S. Gov't Bond Index, and Lipper General U.S. Treasury Funds Average from February 28, 1993 to February 28, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman U.S. Gov't Bond Index is composed of the U.S. Treasury Bond Index and the Agency Bond Index and includes U.S. treasury and agency issues. The Lipper General U.S. Treasury Funds Average describes the average total returns for all the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 4.50% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN BOND FUND
     Portfolio of Investments

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
 AMOUNT~      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
  LONG-TERM INVESTMENTS -- 73.7%

              U.S. TREASURY SECURITIES -- 14.8%
              U.S. Treasury Notes & Bonds,
$        500   3.00%, 11/30/03, @                                      $     507
       2,800   6.88%, 05/15/06 +                                           3,219
       4,000   3.50%, 11/15/06, @                                          4,178
       5,000   3.00%, 11/15/07 +                                           5,088
       3,200   5.00%, 08/15/11 +                                           3,543
      29,601   4.38%, 08/15/12 +                                          31,274
      11,125   4.00%, 11/15/12, @                                         11,411
      38,155   0.00%, 11/15/15, PO +                                      21,495
         840   8.88%, 02/15/19 +                                           1,263
      50,845   7.25%, 08/15/22 +                                          67,469
     108,900   6.88%, 08/15/25 +                                         140,519
       9,370   6.13%, 08/15/29, @                                         11,217
         635   6.25%, 05/15/30 +                                             774
         945   5.38%, 02/15/31 +                                           1,048
              ---------------------------------------------------------------------
              Total U.S. Treasury Securities                             303,005
              (Cost $286,245)
              ---------------------------------------------------------------------

              U.S. GOVERNMENT AGENCY SECURITIES -- 2.5%
       6,490  Federal Home Loan Mortgage Corp., 6.25%, 07/15/32            7,494
              Federal National Mortgage Association,
           2   7.00%, 07/15/05                                                 2
      36,700   6.13%, 03/15/12                                            42,421
         985   4.38%, 09/15/12                                             1,006
         570   7.25%, 05/15/30                                               732
              ---------------------------------------------------------------------
              Total U.S. Government Agency Securities                     51,655
              (Cost $49,783)
              ---------------------------------------------------------------------

              FOREIGN GOVERNMENT SECURITIES -- 6.5%
EUR  101,230  Federal Republic of Germany (Germany),
               4.00%, 02/16/07, Ser. 139                                 113,750
       2,225  Province of Quebec (Canada), 7.50%, 09/15/29                 2,882
       2,560  Region of Lombardy (Italy), 5.80%, 10/25/32                  2,754
              Republic of Colombia (Colombia),
         425   7.63%, 02/15/07                                               410
       1,116   9.75%, 04/09/11                                             1,144
         670  Republic of Costa Rica (Costa Rica),
               6.91%, 01/31/08, #                                            672
       1,125  Republic of El Salvador (El Salvador),
               7.75%, 01/24/23, #                                          1,167
              Republic of Peru (Peru),
         705   9.88%, 02/06/15                                               733
       1,152   4.50%, 03/07/17, FRN                                          944
              Russian Federation (Russia),
         400   10.00%, 06/26/07                                              472
         480   8.25%, 03/31/10                                               528
       1,185   5.00%, 03/31/30, SUB                                        1,013
              United Mexican States (Mexico),
       1,545   8.50%, 02/01/06, MTN                                        1,757

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
 AMOUNT~      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
  LONG-TERM INVESTMENTS -- CONTINUED

              United Mexican States (Mexico) -- Continued
$        850   7.50%, 01/14/12                                         $     914
       1,380   11.38%, 09/15/16                                            1,877
         800   8.13%, 12/30/19                                               849
       1,545   8.30%, 08/15/31, MTN                                        1,639
              ---------------------------------------------------------------------
              Total Foreign Government Securities
              (Cost $132,049)                                            133,505
              ---------------------------------------------------------------------

              CORPORATE NOTES & BONDS -- 16.0%
              Aerospace -- 0.2%
       1,650  Northrop Grumman Corp., 7.75%, 02/15/31                      2,021
       1,200  Raytheon Co., 6.55%, 03/15/10                                1,308
       1,290  The Boeing Co., 5.13%, 02/15/13                              1,298
                                                                       ------------
                                                                           4,627
              Airlines -- 0.2%
       3,323  US Airways, Inc., 7.08%, 03/20/21, Ser. 2001-1               3,427

              Automotive -- 0.9%
              Ford Motor Credit Co.,
         850   6.50%, 01/25/07                                               847
       8,370   7.88%, 06/15/10                                             8,363
              General Motors Acceptance Corp.,
       4,870   5.85%, 01/14/09                                             4,833
       2,855   6.88%, 09/15/11                                             2,861
       1,980   8.00%, 11/01/31                                             1,989
                                                                       ------------
                                                                          18,893

              Banking -- 2.4%
       1,330  Abbey National Capital Trust I,
               8.96%, 12/31/49, FRN +                                      1,680
       4,160  ABN-Amro North American Holding Preferred
               Capital Repackage Trust I,
               6.52%, 12/29/49, FRN, #+                                    4,493
              Bank of America Corp.,
       2,965   7.40%, 01/15/11                                             3,534
         250   4.88%, 09/15/12                                               256
       1,005  Bank One Corp., 7.88%, 08/01/10                              1,225
              Barclays Bank PLC (United Kingdom),
       1,675   6.86%, 09/29/49, FRN, #                                     1,775
       2,735   8.55%, 12/31/49, FRN, #                                     3,377
       3,890  BNP Paribas Capital Trust, 9.00%, 12/31/49, FRN, #+          4,828
       1,130  Den Norske Bank ASA (Norway), 7.73%,
               12/31/49, FRN, #                                            1,321
       1,620   Deutsche Bank Financial LLC, 5.38%, 03/02/15                1,645
       1,870   ForeningsSparbanken AB (Sweden), 9.00%,
               12/31/49, FRN, #                                            2,279
       3,955  KBC Bank Fund Trust III, 9.86%, 12/31/49, FRN, #             4,931
       2,920  Nordea Bank AB (Sweden), 8.95%, 12/31/49, FRN, #             3,560
       2,665  Royal Bank of Scotland Group PLC (United
               Kingdom), 7.65%, 12/31/49, FRN                              3,181
       1,230   Standard Chartered Bank (United Kingdom),
               8.00%, 05/30/31, #                                          1,463
       4,040  SunTrust Banks, Inc., 6.38%, 04/01/11                        4,602

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
 AMOUNT~      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
  LONG-TERM INVESTMENTS -- CONTINUED

              Banking -- Continued
$      1,295  U.S. Bank N.A., 6.38%, 08/01/11                          $   1,476
              Wells Fargo & Co.,
       1,220   5.13%, 09/01/12                                             1,285
       1,100   5.00%, 11/15/14                                             1,139
                                                                       ------------
                                                                          48,050

              Broadcasting/Cable -- 0.2%
         680  British Sky Broadcasting PLC (United Kingdom)
               (Yankee), 8.20%, 07/15/09                                     760
       1,325  Comcast Cable Communications, Inc.,
               7.13%, 06/15/13                                             1,473
         880  COX Communications, Inc., 7.75%, 11/01/10                    1,033
         690  EchoStar DBS Corp., 9.38%, 02/01/09                            735
                                                                       ------------
                                                                           4,001

              Business Services -- 0.0% ^
         675  Iron Mountain, Inc., 8.63%, 04/01/13                           712

              Chemicals -- 0.0% ^
         595  The Dow Chemical Co., 7.38%, 11/01/29                          631

              Construction -- 0.1%
              D.R. Horton, Inc.,
         510   9.75%, 09/15/10                                               548
         150   8.50%, 04/15/12                                               158
         905  Pulte Homes, Inc., 6.25%, 02/15/13                             943
                                                                       ------------
                                                                           1,649

              Diversified -- 0.5%
              General Electric Capital Corp.,
       7,385   5.88%, 02/15/12, Ser. A, MTN                                7,986
       2,455   6.75%, 03/15/32, Ser. A, MTN                                2,800
                                                                       ------------
                                                                          10,786

              Environmental Services -- 0.0% ^
         770  Allied Waste North America,
               10.00%, 08/01/09, Ser. B +                                    782

              Financial Services -- 5.0%
              American General Finance Corp.,
         740   4.50%, 11/15/07, Ser. H, MTN +                                773
       1,735   5.38%, 10/01/12, Ser. H, MTN +                              1,801
       2,255   CIT Group, Inc., 7.75%, 04/02/12                            2,576
       4,245   Citigroup, Inc., 7.25%, 10/01/10                            5,010
       3,290  Countrywide Home Loans, Inc.,
               5.63%, 05/15/07, Ser. K, MTN                                3,563
       1,865  Credit Suisse First Boston USA, Inc.,
               7.13%, 07/15/32                                             2,061
              Goldman Sachs Group, Inc.,
       1,025   6.60%, 01/15/12                                             1,144
       1,445   6.13%, 02/15/33                                             1,454
              Household Finance Corp.,
         575   6.40%, 06/17/08, MTN                                          637
       1,765   6.50%, 11/15/08                                             1,957
       5,805   8.00%, 07/15/10                                             6,849

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
 AMOUNT~      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
  LONG-TERM INVESTMENTS -- CONTINUED

              Financial Services -- Continued
              HSBC Capital Funding LP (Channel Islands),
$      1,085   10.18%, 12/29/49, FRN, #                                $   1,556
       2,665   9.55%, 12/31/49, FRN, #                                     3,367
       1,865  ING Capital Funding Trust III, 8.44%, 12/31/49, FRN          2,203
       1,940  John Hancock Funds, 6.50%, 03/01/11, #                       2,170
       1,640  Lehman Brothers Holdings, Inc., 6.63%, 01/18/12              1,853
              Morgan Stanley Tracers (Traded Custody Receipts),
      12,170   5.88%, 03/01/07, FRN, #                                    13,217
      11,210   6.80%, 06/15/12, #                                         12,624
       3,674   7.70%, 03/01/32, FRN, #                                     4,324
       2,885  Morgan Stanley, 6.60%, 04/01/12                              3,224
       1,490  Pemex Project Funding Master Trust (Mexico),
               8.50%, 02/15/08                                             1,664
       2,415  Principal Life Global Funding I, 5.25%, 01/15/13, #          2,477
       1,680  Prudential Holdings LLC, 8.70%, 12/18/23, #                  2,007
              Targeted Return Index (TRAINS),
       4,140   6.68%, 01/25/07, Ser. 2002-5, FRN, #                        4,448
       7,915   6.96%, 01/15/12, Ser. 2002-10, FRN, #                       8,945
       1,230  The Bear Stearns Companies, Inc., 5.70%, 11/15/14            1,297
       3,670  UBS Preferred Funding Trust I, 8.62%, 12/31/49, FRN          4,500
       2,455  Washington Mutual Bank FA, 6.88%, 06/15/11                   2,815
         820  Washington Mutual, Inc., 4.38%, 01/15/08                       859
                                                                       ------------
                                                                         101,375

              Food/Beverage Products -- 0.3%
       2,025  Archer-Daniels Midland Co., 5.94%, 10/01/32 +                2,096
       1,300  ConAgra Foods, Inc., 6.75%, 09/15/11                         1,501
       1,615  Kraft Foods, Inc., 6.25%, 06/01/12                           1,823
                                                                       ------------
                                                                           5,420

              Health Care/Health Care Services -- 0.0% ^
       2,000  Mariner Health Group, Inc., 9.50%,
               04/01/06, Ser. B (f)                                            0^^
         475   Tenet Healthcare Corp., 7.38%, 02/01/13                       479
                                                                       ------------
                                                                             479

              Hotels/Other Lodging -- 0.0% ^
         655  MGM Mirage, Inc., 8.38%, 02/01/11                              688

              Insurance -- 0.5%
       1,325  AIG SunAmerica Global Financing IX,
               6.90%, 03/15/32, # +                                        1,554
       2,525  AXA (France), 8.60%, 12/15/30 +                              2,905
       3,330  Metlife, Inc., 6.13%, 12/01/11                               3,695
              Nationwide Financial Services, Inc.,
         800   6.25%, 11/15/11                                               854
         625   5.90%, 07/01/12                                               654
                                                                       ------------
                                                                           9,662

              Machinery & Engineering Equipment -- 0.1%
       1,145  Deere & Co., 6.95%, 04/25/14                                 1,355

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
 AMOUNT~      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
  LONG-TERM INVESTMENTS -- CONTINUED

              Multi-Media -- 0.3%
$      4,385  AOL Time Warner, Inc., 7.63%, 04/15/31 +                 $   4,628
       1,625  News America Holdings, Inc., 7.75%, 12/01/45                 1,775
                                                                       ------------
                                                                           6,403

              Oil & Gas -- 0.9%
         770  Alberta Energy Co., LTD (Canada) (Yankee),
               7.38%, 11/01/31 +                                             929
         865  Amerada Hess Corp., 7.88%, 10/01/29 +                          977
       1,050  Anadarko Finance Co., 7.50%, 05/01/31, Ser. B +              1,273
         675  Chesapeake Energy Corp., 8.13%, 04/01/11                       705
       1,735  Conoco Funding Co. (Canada), 7.25%, 10/15/31                 2,062
              ConocoPhillips,
         120   8.75%, 05/25/10                                               151
         955   5.90%, 10/15/32, #                                            959
       2,800  Consolidated Natural Gas Co.,
               6.25%, 11/01/11, Ser. C                                     3,106
       1,895  Devon Financing Corp. ULC, 7.88%, 09/30/31                   2,297
              Occidental Petroleum Corp.,
         210   7.65%, 02/15/06                                               237
       2,645   6.75%, 01/15/12                                             3,035
       1,335  Transocean, Inc., 6.63%, 04/15/11                            1,496
         485  Valero Energy Corp., 6.88%, 04/15/12                           516
                                                                       ------------
                                                                          17,743

              Packaging -- 0.1%
         475  Crown European Holdings SA (France),
               9.50%, 03/01/11, #                                            475
         650  Owens-Brockway Glass Container, Inc.,
               8.88%, 02/15/09                                               661
                                                                       ------------
                                                                           1,136

              Paper/Forest Products -- 0.4%
              Georgia-Pacific Corp.,
         310   8.88%, 02/01/10, #                                            308
         325   8.13%, 05/15/11                                               299
              International Paper Co.,
         730   6.75%, 09/01/11                                               824
       1,885   5.85%, 10/30/12, #                                          2,011
         465  Tembec Industries, Inc. (Canada), 8.50%, 02/01/11              467
              Westvaco Corp.,
         700   8.20%, 01/15/30                                               844
         795   7.95%, 02/15/31                                               938
       2,090   Weyerhaeuser Co., 6.75%, 03/15/12                           2,309
                                                                       ------------
                                                                           8,000

              Pipelines -- 0.2%
         495  Kinder Morgan Energy Partners LP, 7.40%, 03/15/31              564
       1,955  Kinder Morgan, Inc., 6.50%, 09/01/12                         2,133
         860  TransCanada Pipelines LTD (Canada) (Yankee),
               8.63%, 05/15/12                                             1,084
                                                                       ------------
                                                                           3,781
              Real Estate -- 0.2%
       3,500  Socgen Real Estate Co., LLC, 7.64%, 12/31/49, FRN, #         3,911

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
 AMOUNT~      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
  LONG-TERM INVESTMENTS -- CONTINUED

              Retailing -- 0.4%
$        725  Federated Department Stores, Inc., 7.00%, 02/15/28       $     774
         255  JC Penney Co., Inc., 8.00%, 03/01/10                           260
              Kroger Co.,
         610   6.80%, 04/01/11                                               680
       2,670   7.50%, 04/01/31                                             3,048
         105  Lowe's Companies, Inc., 6.88%, 02/15/28                        120
       2,065  Safeway, Inc., 6.50%, 03/01/11                               2,288
         315  The Gap, Inc., 6.90%, 09/15/07                                 318
         425  The May Department Stores Co., 6.90%, 01/15/32                 451
                                                                       ------------
                                                                           7,939
              Semi-Conductors -- 0.0% ^
         620  Fairchild Semiconductor International, Inc.,
               10.50%, 02/01/09                                              691

              Shipping/Transportation -- 0.7%
              Burlington Northern Santa Fe Corp.,
       1,235   7.33%, 06/23/10, Ser. 96-A                                  1,397
          45   6.88%, 12/01/27                                                51
       1,155   7.08%, 05/13/29                                             1,339
       3,000  CSX Corp., 6.75%, 03/15/11                                   3,409
              Norfolk Southern Corp.,
       3,000   6.75%, 02/15/11                                             3,455
          95   7.80%, 05/15/27                                               118
       1,030  Teekay Shipping Corp. (Bahamas), 8.88%, 07/15/11             1,087
              Union Pacific Corp.,
       2,155   6.50%, 04/15/12                                             2,472
         705   6.63%, 02/01/29                                               791
                                                                       ------------
                                                                          14,119

              Steel -- 0.0% ^
         675  AK Steel Corp., 7.75%, 06/15/12 +                              653

              Telecommunications -- 1.7%
         394  AT&T Broadband Corp., 8.38%, 03/15/13 +                        470
              AT&T Corp.,
          39   6.00%, 03/15/09 +                                              39
         205   7.80%, 11/15/11 +                                             223
         575   8.50%, 11/15/31 +                                             622
              AT&T Wireless Services, Inc.,
         925   7.88%, 03/01/11 +                                             983
         535   8.13%, 05/01/12 +                                             575
       1,055   8.75%, 03/01/31 +                                           1,121
         235  BellSouth Capital Funding, 7.88%, 02/15/30                     297
       1,185  British Telecom PLC (United Kingdom),
               8.88%, 12/15/30, SUB                                        1,531
       1,540  Citizens Communications Co., 9.25%, 05/15/11                 1,905
         745  Deutsche Telekom International Finance BV
                (The Netherlands), 8.82%, 06/15/30                           874
              France Telecom SA (France),
         645   9.25%, 03/01/11, SUB                                          764
       1,640   10.00%, 03/01/31, SUB                                       2,111
       1,050  Koninklijke KPN NV (The Netherlands),
               8.00%, 10/01/10                                             1,243

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
 AMOUNT~      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
  LONG-TERM INVESTMENTS -- CONTINUED

              Telecommunications -- Continued
$      2,240  SBC Communications, Inc., 5.88%, 02/01/12                $   2,442
              Sprint Capital Corp.,
       2,190   6.00%, 01/15/07                                             2,064
         420   7.63%, 01/30/11                                               407
         300   8.75%, 03/15/32                                               290
       3,370  TCI Communications, Inc., 8.75%, 08/01/15                    4,074
       2,750  Telefonica Europe BV (The Netherlands),
               7.75%, 09/15/10                                             3,237
              Verizon Global Funding Corp.,
       1,770   7.38%, 09/01/12                                             2,091
       1,810   7.75%, 12/01/30                                             2,186
       3,385  Verizon New York, Inc., 6.88%, 04/01/12, Ser. A              3,892
       1,405  Vodafone Group PLC (United Kingdom),
               7.88%, 02/15/30                                             1,738
                                                                       ------------
                                                                          35,179

              Utilities -- 0.7%
       1,045  AEP Texas Central Co., 5.50%, 02/15/13, # +                  1,067
         625  Columbus Southern Power Co., 5.50%, 03/01/13, #                647
              Constellation Energy Group, Inc.,
         890   6.35%, 04/01/07                                               967
         595   7.00%, 04/01/12                                               663
         310  Dominion Resources, Inc., 8.13%, 06/15/10, Ser. A              372
           5  DTE Energy Co., 7.05%, 06/01/11                                  6
              Duke Energy Corp.,
         360   3.75%, 03/05/08, #                                            363
       1,385   6.25%, 01/15/12                                             1,454
       1,535  MidAmerican Energy Holdings Co., 6.75%, 12/30/31             1,687
              National Rural Utilities Cooperative Finance Corp.,
       2,285   3.88%, 02/15/08                                             2,322
       1,070   7.25%, 03/01/12, Ser. C, MTN                                1,252
       2,240  Pepco Holdings, Inc., 6.45%, 08/15/12, #                     2,458
         770  Progress Energy, Inc., 6.85%, 04/15/12                         864
                                                                       ------------
                                                                          14,122
              ---------------------------------------------------------------------
              Total Corporate Notes & Bonds
              (Cost $303,110)                                            326,214
              ---------------------------------------------------------------------

             RESIDENTIAL MORTGAGE BACKED SECURITIES -- 27.2%

              Collateralized Mortgage Obligations -- 0.3%
              Federal National Mortgage Association,
       7,116   6.50%, 07/01/31, Ser. 313, Class 2, IO                        895
      22,235   6.50%, 03/01/32, Ser. 321, Class 2, IO                      3,280
       2,253  SACO I, Inc., 7.00%, 08/25/36, Ser. 1997-2,
               Class 1A5, #                                                2,335
                                                                       ------------
                                                                           6,510

              Mortgage Backed Pass-Through Securities -- 26.9%
              Federal Home Loan Mortgage Corp.,
      25,000   6.90%, 12/01/10, Gold Pool W10004                          29,219
          26   6.00%, 03/01/11, Gold Pool E63377                              28

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
 AMOUNT~      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
  LONG-TERM INVESTMENTS -- CONTINUED

              Federal Home Loan Mortgage Corp. -- Continued
$         68   6.00%, 04/01/11, Gold Pool E63883                       $      71
         227   6.00%, 04/01/11, Gold Pool E63908                             240
          61   6.00%, 04/01/11, Gold Pool E00425                              64
          63   6.00%, 04/01/11, Gold Pool E63827                              66
          45   6.00%, 04/01/11, Gold Pool E63836                              48
      20,500   6.00%, 03/15/18, Gold Pool, TBA                            21,499
      24,000   6.00%, 03/15/33, Gold Pool, TBA                            24,967
              Federal National Mortgage Association,
      24,000   5.50%, 03/25/18, TBA                                       24,997
      26,000   6.00%, 03/25/18, TBA                                       27,284
           1   8.00%, 08/01/22, Pool 50617                                     1
          25   8.00%, 05/01/27, Pool 370760                                   27
         692   8.00%, 06/01/27, Pool 390313                                  753
      57,019   7.00%, 08/01/32, Pool 660135                               60,144
     250,500   5.50%, 03/25/33, TBA                                      256,292
       1,000   6.00%, 03/25/33, TBA                                        1,040
      79,900   6.50%, 03/25/33, TBA                                       83,545
       4,750   7.00%, 03/25/33, TBA                                        5,010
              Government National Mortgage Association,
          83   7.00%, 12/15/08, Pool 780257                                   89
          30   9.00%, 12/15/19, Pool 780473                                   33
          90   8.50%, 05/15/27, Pool 447114                                   98
      13,500   6.00%, 03/15/33, TBA                                       14,112
                                                                       ------------
                                                                         549,627
              ---------------------------------------------------------------------
              Total Residential Mortgage Backed Securities
              (Cost $549,114)                                            556,137
              ---------------------------------------------------------------------

              COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.7%

              COMM,
       7,000    2.64%, 11/15/12, Ser. 2000-FL3A, Class LWT, FRN, #         6,996
       8,922    2.79%, 11/15/12, Ser. 2000-FL3A, Class LWS, FRN, #         8,906
      10,000  Commercial Mortgage Acceptance Corp., 6.93%,
                09/15/30, Ser. 1998-C2, Class D, FRN                      11,115
      17,360  Credit Suisse First Boston Mortgage Securities
                Corp., 6.24%, 02/15/34, Ser. 2001-CF2, Class A3           19,305
              GS Mortgage Securities Corp. II,
       4,344    3.09%, 08/15/12, Ser. 2000-GSFL, Class F, FRN, #           4,341
       4,000    6.73%, 02/10/16, Ser. 2001-LIBA, Class E, #                4,115
         880  Heller Financial Commercial Mortgage Asset Corp.,
                6.85%, 05/15/31, Ser. 1999-PH1, Class A2                   1,013
          55  PNC Mortgage Acceptance Corp., 7.61%, 02/15/10,
                Ser. 2000-C1, Class A2                                        66
              ---------------------------------------------------------------------
              Total Commercial Mortgage Backed Securities
              (Cost $51,919)                                              55,857
              ---------------------------------------------------------------------

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
 AMOUNT~      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
  LONG-TERM INVESTMENTS -- CONTINUED

              ASSET BACKED SECURITIES -- 3.0%

$      5,000  Comed Transitional Funding Trust, 5.44%, 03/25/07,
               Ser. 1998-1, Class A5                                   $   5,243
       5,000  DaimlerChrysler Auto Trust, 3.53%, 12/06/07,
               Ser. 2002-B, Class A4                                       5,163
       5,000  First USA Credit Card Master Trust,
               6.42%, 10/19/06, Ser. 1999-1, Class C, #                    5,188
       8,155  Honda Auto Receivables Owner Trust, 2.48%,
               07/18/08, Ser. 2003-1, Class A4                             8,187
      15,395  Household Automotive Trust, 4.37%, 12/17/08,
               Ser. 2001-3, Class A4                                      16,108
       5,998  PP&L Transition Bond Co., LLC, 7.15%, 06/25/09,
               Ser. 1999-1, Class A8                                       7,052
          89  Sears Credit Account Master Trust, 7.00%, 07/15/08,
               Ser. 1996-3, Class A                                           92
       1,000  The Money Store Home Equity Trust, 6.49%,
               12/15/38, Ser. 1997-D, Class AF7                            1,035
      13,500  World Omni Auto Receivables Trust, 4.05%,
               07/15/09, Ser. 2002-A, Class A4                            14,137
              ---------------------------------------------------------------------
              Total Asset Backed Securities
              (Cost $60,351)                                              62,205
              ---------------------------------------------------------------------

              PRIVATE PLACEMENTS -- 1.0%

              Co-op Apartments -- 1.0%
       4,286  180 East End Ave. Note, 6.88%, 01/01/29, # (f) (i)           4,833
         745  200 East 57th St. Note, New York, 6.72%,
               01/01/13, # (f) (i)                                           844
      10,749  200 East St. Note, 6.50%, 01/01/14, # (f) (i)               11,832
       3,146  81 Irving Place Note, 6.95%, 01/01/29, # (f) (i)             3,553
              ---------------------------------------------------------------------
              Total Private Placements
              (Cost $18,925)                                              21,062
              ---------------------------------------------------------------------

   SHARES
              WARRANTS -- 0.0% ^

              Foreign Government Securities -- 0.0% ^
              United Mexican States
              (Value Recovery Rights) (Mexico),
         750   0.00%, 06/30/04, Ser. B, FRN *                                  8
         750   0.00%, 06/30/05, Ser. C, FRN *                                  2
         750   0.00%, 06/30/06, Ser. D, FRN *                                  0^^
         750   0.00%, 06/30/07, Ser. E, FRN *                                  0^^
              ---------------------------------------------------------------------
              Total Warrants
              (Cost $0)                                                       10
-----------------------------------------------------------------------------------
             Total Long-Term Investments
             (Cost $1,451,496)                                         1,509,650
-----------------------------------------------------------------------------------

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

    UNITS      ISSUER                                                    VALUE
-----------------------------------------------------------------------------------
    SHORT-TERM INVESTMENTS -- 26.3%

              OPTIONS -- 0.2%

     578,200  Call Option on Interest Rate Swap, expiring 02/04/04.
              If exercised: JPMorgan receives fixed (1.50%) and
              pays 3 month LIBOR. Swap expires 02/06/05,
              European Style                                           $   1,196
     192,700  Call Option on Interest Rate Swap, expiring 02/12/04.
              If exercised: JPMorgan receives fixed (1.50%) and
              pays 3 month LIBOR. Swap expires 02/17/05,
              European Style                                                 366
      20,750  Call Option on U.S. Treasury Note, 3.00%, 11/15/07,
              strike price of 101.20, expiring 03/06/03,
              European Style                                                 123
      39,000  Call Option on U.S. Treasury Note, 3.00%, 11/15/07,
              strike price of 101.23, expiring 03/06/03, European
              Style                                                          219
      27,000  Call Option on U.S. Treasury Note, 3.00%, 11/15/07,
              strike price of 101.25, expiring 03/06/03, European
              Style                                                          149
      25,500  Call Option on U.S. Treasury Note, 3.00%, 11/15/07,
              strike price of 101.66, expiring 03/06/03, European
              Style                                                           99
     202,000  Put Option on Interest Rate Swap, expiring 01/26/04.
              If exercised: JPMorgan pays fixed (2.99%) and receives
              3 month LIBOR. Swap expires 01/28/06, European Style         1,458
      33,500  Put Option on Interest Rate Swap, expiring 03/06/03.
              If exercised: JPMorgan pays fixed (3.31%) and receives
              3 month LIBOR. Swap expires 03/10/08, European Style             3
      39,000  Put Option on Interest Rate Swap, expiring 03/06/03.
              If exercised: JPMorgan pays fixed (3.42%) and receives
              3 month LIBOR. Swap expires 03/10/08, European Style             4
      32,000  Put Option on Interest Rate Swap, expiring 03/06/03.
              If exercised: JPMorgan pays fixed (3.62%) and receives
              3 month LIBOR. Swap expires 03/10/08, European Style             0^^
      24,100  Put Option on Interest Rate Swap, expiring 03/06/03.
              If exercised: JPMorgan pays fixed (3.63%) and receives
              3 month LIBOR. Swap expires 03/10/08, European Style             1
      45,500  Put Option on Interest Rate Swap, expiring 03/06/03.
              If exercised: JPMorgan pays fixed (3.69%) and receives
              3 month LIBOR. Swap expires 03/10/08, European Style             0^^
      36,000  Put Option on Interest Rate Swap, expiring 06/05/03.
              If exercised: JPMorgan pays fixed (3.27%) and receives
              3 month LIBOR. Swap expires 06/09/06, European Style             5
      27,800  Put Option on Interest Rate Swap, expiring 06/05/03.
              If exercised: JPMorgan pays fixed (4.33%) and receives
              3 month LIBOR. Swap expires 06/10/13, European Style           535
      43,000  Put Option on Interest Rate Swap, expiring 06/23/03.
              If exercised: JPMorgan pays fixed (3.72%) and receives
              3 month LIBOR. Swap expires 06/25/08, European Style           267
      17,400  Put Option on Interest Rate Swap, expiring 06/23/03.
              If exercised: JPMorgan pays fixed (5.38%) and receives
              3 month LIBOR. Swap expires 06/25/33, European Style           244
              ---------------------------------------------------------------------
              Total Options
              (Cost $8,521)                                                4,669
              ---------------------------------------------------------------------

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
 AMOUNT~      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
  SHORT-TERM INVESTMENTS -- CONTINUED

               COMMERCIAL PAPER -- 14.7%

$     13,200  Avery Dennison Corp., 2.44%,
               12/18/03, Floating Rate +                               $  13,200
      18,675  CDC, Inc., 1.25%, 03/21/03 +                                18,662
      29,350  Danske Bank AS (Denmark), 1.21%, 04/30/03 +                 29,290
      26,430  Dexia Delaware LLC, 1.25%, 04/11/03 +                       26,394
      24,650  Edison Asset Securitization LLC, 1.26%, 04/17/03 +          24,609
      24,050  Goldman Sachs Group, Inc., 1.25%, 04/25/03 +                24,004
      32,500  Nordea North America, Inc., 1.28%, 03/03/03 +               32,497
      28,650  Royal Bank of Scotland Group PLC
               (United Kingdom), 1.22%, 05/06/03 +                        28,586
      24,550  Salomon Smith Barney Holdings, Inc.,
               1.27%, 04/16/03 +                                          24,510
      27,600  Silver Tower U.S. Funding LLC, 1.25%, 04/14/03 +            27,560
      26,100  Societe Generale N.A., Inc., 1.25%, 04/09/03 +              26,066
      26,900  Swiss Re Financial Products Corp.
              (Switzerland), 1.27%, 03/14/03 +                            26,887
              ---------------------------------------------------------------------
              Total Commercial Paper
              (Cost $302,263)                                            302,265
              ---------------------------------------------------------------------

    SHARES
              MONEY MARKET FUND -- 11.4%

     232,465  JPMorgan Prime Money Market Fund (a) +
              (Cost $232,465)                                            232,465
------------------------------------------------------------------------------------
              Total Short-Term Investments
              (Cost $543,249)                                            539,399
------------------------------------------------------------------------------------
              Total Investments -- 100.0%
              (Cost $1,994,745)                                       $2,049,049
------------------------------------------------------------------------------------

                      See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

Futures Contracts
(Amounts in thousands, except number of contracts)

                                                               NOTIONAL      UNREALIZED
 NUMBER                                                        VALUE AT     APPRECIATION
   OF                                           EXPIRATION     2/28/03     (DEPRECIATION)
CONTRACTS  DESCRIPTION                             DATE         (USD)           (USD)
-------------------------------------------------------------------------------------------
           LONG FUTURES OUTSTANDING

   1,432   5 Year Treasury Notes                June, 2003   $    162,823   $      1,096
     312   10 Year Treasury Notes               June, 2003         35,997            382

           SHORT FUTURES OUTSTANDING

  (1,482)  Treasury Bonds                       June, 2003       (169,643)        (3,870)
    (183)  2 Year Treasury Notes                June, 2003        (39,405)           (93)

Forward Foreign Currency Exchange Contracts

                                                                           NET UNREALIZED
                                                 SETTLEMENT      VALUE      APPRECIATION
                        SETTLEMENT                 VALUE      AT 2/28/03   (DEPRECIATION)
   CONTRACTS TO SELL       DATE                    (USD)         (USD)         (USD)
-------------------------------------------------------------------------------------------
     106,342  EUR        4/29/03                $  114,573   $    114,388   $        185

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

Options

  UNITS      CALL OPTIONS WRITTEN                                                        VALUE
-----------------------------------------------------------------------------------------------------
 (52,000)    Call Option on FNMA, 30 Year Fixed, 5.50%, strike price of 101.84,
             expiring 03/06/03,European Style                                           $   (315)
 (36,000)    Call Option on FNMA, 30 Year Fixed, 5.50%, strike price of 101.91,
             expiring 03/06/03, European Style                                              (191)
 (30,000)    Call Option on FNMA, 30 Year Fixed, 5.50%, strike price of 102.09,
             expiring 03/06/03, European Style                                              (120)
 (36,000)    Call Option on FNMA, 30 Year Fixed, 5.50%, strike price of 102.11,
             expiring 03/06/03, European Style                                               (97)
             ----------------------------------------------------------------------------------------
             Total Call Options Written                                                 $   (723)
             ----------------------------------------------------------------------------------------
             Put Options Written

 (50,000)    Put Option on FNMA, 30 Year Fixed, 5.50%, strike price of 100.91,
             expiring 03/06/03, European Style                                          $     (3)
 (44,000)    Put Option on FNMA, 30 Year Fixed, 5.50%, strike price of 101.28,
             expiring 03/06/03, European Style                                                (2)
 (85,000)    Put Option on FNMA, 30 Year Fixed, 6.00%, strike price of 101.95,
             expiring 03/06/03, European Style                                                --
 (60,000)    Put Option on FNMA, 30 Year Fixed, 6.00%, strike price of 102.03,
             expiring 03/06/03, European Style                                                (4)
 (45,000)    Put Option on FNMA, 30 Year Fixed, 6.00%, strike price of 102.07,
             expiring 03/06/03, European Style                                                (2)
 (64,100)    Put Option on FNMA, 30 Year Fixed, 5.50%, strike price of 100.98,
             expiring 06/05/03, European Style                                              (481)
 (48,500)    Put Option on FNMA, 30 Year Fixed, 5.50%, strike price of 101.25,
             expiring 06/05/03, European Style                                                (4)
 (49,900)    Put Option on Interest Rate Swap, expiring 06/23/03.
             If exercised: JPMorgan receives fixed (4.63%) and pays
             3 month LIBOR. Swap expires 06/25/13, European Style                           (539)
(387,900)    Put Option on Interest Rate Swap, expiring 01/26/04.
             If exercised: JPMorgan receives fixed (2.36%) and pays
             3 month LIBOR. Swap expires 01/28/05, European Style                         (1,372)
             ----------------------------------------------------------------------------------------
             Total Put Options Written                                                  $ (2,407)
             ----------------------------------------------------------------------------------------

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

Swap Contracts

                                                                     UNDERLYING     UNREALIZED
                                                      EXPIRATION      NOTIONAL     APPRECIATION
DESCRIPTIONS                                             DATE          VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------------------------
Interest Rate Swap with Citibank, swap
price lock on 30 Year FNMA, 6.00%, price
less 103.05, JPMorgan pays
negative, receives positive                             03/06/03   $     24,000   $        229

Interest Rate Swap with Morgan Stanley
Capital Services, swap rate lock on 5
Year Forward Contract, rate less 3.47,
JPMorgan receives
positive, pays negative                                 03/10/03         56,954           (991)

Interest Rate Swap with Lehman Brothers
Special Financing, swap rate lock on
5 Year Forward Contract, rate less 3.45,
JPMorgan receives
positive, pays negative                                 03/10/03         87,900         (1,566)

Interest Rate Swap with Citibank, swap
rate lock on 5 Year Forward Contract,
rate less 3.45, JPMorgan pays negative,
receives positive                                       03/10/03         28,425           (495)

Interest Rate Swap with Deutsche Bank
New York, swap rate lock on
U.S. Treasury Note, 3.25%, 08/15/07,
price less 102.27, JPMorgan pays
positive, receives negative                             03/13/03          3,075            (23)

Interest Rate Swap with Merril Lynch
Capital Services, swap rate lock on
U.S. Treasury Note, 3.00%, 02/15/08,
price less 100.02, JPMorgan pays
positive, receives negative                             03/19/03         57,800           (798)

Interest Rate Swap with Credit Suisse
First International, swap rate lock on
U.S. Treasury Note, 3.00%, 02/15/08,
price less 100.63, JPMorgan pays
positive, receives negative                             03/26/03         83,220           (659)

Interest Rate Swap with Lehman
Brothers Special Financing, swap rate
lock on U.S. Treasury Note, 3.00%,
11/15/07, price less 99.86, JPMorgan
receives positive, pays negative                        03/28/03         27,560            486

Interest Rate Swap with Goldman
Sachs Capital Markets, swap rate lock
on U.S. Treasury Note, 1.63%, 01/31/05,
price less 100.09, JPMorgan pays
negative, receives positive                             03/28/03        295,000            392

                        See notes to financial statements

As of February 28, 2003
(Amounts in thousands)

                                                                     UNDERLYING     UNREALIZED
                                                       EXPIRATION     NOTIONAL     APPRECIATION
DESCRIPTIONS                                              DATE         VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------------------------
Interest Rate Swap with Credit Suisse
First Boston, swap rate lock on
U.S. Treasury Note, 3.88%, 02/15/13,
price less 100.46, JPMorgan receives
negative, pays positive                                 04/01/03    $   104,325   $       (668)

Interest Rate Swap with Lehman Brothers
Special Financing, swap price lock on
30 Year FNMA, 5.50%, price less 100.81,
JPMorgan pays negative, receives positive               04/07/03         88,000          1,079

Interest Rate Swap with UBS Warburg,
swap price lock on 30 Year FNMA,
5.50%, price less 100.78, JPMorgan
receives positive, pays negative                        04/07/03        102,500          1,265

Interest Rate Swap with Citibank, swap
price lock on 30 Year FNMA, 5.50%, price
less 100.54, JPMorgan receives
positive, pays negative                                 04/07/03         18,500            305

Interest Rate Swap with Deutsche Bank
New York, swap rate lock on 5 Year Forward
Contract, rate less 3.15, JPMorgan
receives positive, pays negative                        04/10/03         80,370             --

Interest Rate Swap with Deutsche Bank
New York, swap price lock on 30 Year
FHLMC, 5.50%, price less 102.18, JPMorgan
pays negative, receives positive                        04/11/03        108,500             --

Total Return Swap with Morgan Stanley
Capital Services on MSCS TRACERS with
payment of 1 month LIBOR plus 10 bps                    06/05/03         27,200          1,559

                       See notes to financial statements.

     JPMORGAN BOND FUND II
     Portfolio of Investments

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)      ISSUER                                                     VALUE
------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 66.5%

              U.S. TREASURY SECURITIES -- 9.0%

              U.S. Treasury Notes & Bonds,
    $  1,600    2.13%, 10/31/04 +                                      $   1,619
       2,610    4.00%, 11/15/12, @                                         2,677
      10,490    7.25%, 08/15/22 +                                         13,920
      25,500    6.88%, 08/15/25 +                                         32,904
      34,600    6.38%, 08/15/27 +                                         42,433
         235    6.25%, 05/15/30 +                                            287
         505    5.38%, 02/15/31 +                                            560
              ----------------------------------------------------------------------
              Total U.S. Treasury Securities
              (Cost $91,286)                                              94,400
              ----------------------------------------------------------------------

              U.S. GOVERNMENT AGENCY SECURITIES -- 3.0%

              Federal Home Loan Mortgage Corp.,
       7,025    4.25%, 06/15/05                                            7,423
       5,205    5.13%, 07/15/12                                            5,633
              Federal National Mortgage Association,
       8,834    1.23%, 05/07/03 +                                          8,815
       7,500    7.13%, 01/15/30                                            9,480
              ----------------------------------------------------------------------
              Total U.S. Government Agency Securities
              (Cost $29,689)                                              31,351
              ----------------------------------------------------------------------

              FOREIGN GOVERNMENT SECURITIES -- 0.6%

       2,150  Province of Quebec (Canada), 7.50%, 09/15/29                 2,784
       1,085  Region of Lombardy (Italy), 5.80%, 10/25/32                  1,167
              United Mexican States (Mexico),
         825    11.38%, 09/15/16                                           1,122
         550    8.13%, 12/30/19                                              584
         550    8.30%, 08/15/31, MTN                                         584
              ----------------------------------------------------------------------
              Total Foreign Government Securities
              (Cost $5,290)                                                6,241
              ----------------------------------------------------------------------

              CORPORATE NOTES & BONDS -- 14.2%

              Aerospace -- 0.3%
         715  Northrop Grumman Corp., 7.75%, 02/15/31                        876
         570  Raytheon Co., 6.55%, 03/15/10                                  621
         625  The Boeing Co., 5.13%, 02/15/13                                629
       1,210  United Technologies Corp., 6.10%, 05/15/12                   1,370
                                                                       ------------
                                                                           3,496
              Automotive -- 0.9%
         625  DaimlerChrysler N.A. Holding Corp.,
                7.75%, 01/18/11                                              718
              Ford Motor Credit Co.,
         515    6.50%, 01/25/07                                              513
       4,105    7.38%, 02/01/11                                            3,986
              General Motors Acceptance Corp.,
       3,700    7.25%, 03/02/11                                            3,788
         895    8.00%, 11/01/31                                              899
                                                                       ------------
                                                                           9,904

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

              Banking -- 2.0%
    $    610  Abbey National Capital Trust I,
                8.96%, 12/31/49, FRN                                   $     771
       1,825    ABN-Amro North American Holding Preferred
                 Capital Repackage Trust I, 6.52%, 12/29/49, FRN, #        1,971
              Bank of America Corp.,
       1,760    7.40%, 01/15/11                                            2,098
         170    4.88%, 09/15/12                                              174
       1,475  Bank One Corp., 5.25%, 01/30/13                              1,556
              Barclays Bank PLC (United Kingdom),
         695    6.86%, 09/29/49, FRN, #                                      737
       1,145    8.55%, 12/31/49, FRN, #                                    1,414
         510  Den Norske Bank ASA (Norway),
                7.73%, 12/31/49, FRN, #                                      596
         765  Deutsche Bank Financial LLC, 5.38%, 03/02/15                   777
         795  ForeningsSparbanken AB (Sweden), 9.00%,
                12/31/49, FRN, #                                             969
       1,030  Golden West Financial Corp., 4.75%, 10/01/12                 1,050
         945  KBC Bank Fund Trust III, 9.86%, 12/31/49, FRN, #             1,178
         460  National City Bank, 6.20%, 12/15/11                            518
       1,255  Nordea Bank AB (Sweden), 8.95%, 12/31/49, FRN, #             1,530
       1,180  Royal Bank of Scotland Group PLC
                (United Kingdom), 7.84%, 12/31/49, FRN                     1,408
         475  Standard Chartered Bank (United Kingdom),
                8.00%, 05/30/31, #                                           565
       1,145  SunTrust Banks, Inc., 6.38%, 04/01/11                        1,304
         915  U.S. Bank N.A., 6.38%, 08/01/11                              1,043
         550  Wells Fargo & Co., 5.00%, 11/15/14                             570
         585  Wells Fargo Bank N.A., 6.45%, 02/01/11                         667
                                                                       ------------
                                                                          20,896

              Broadcasting/Cable -- 0.1% 585
         585  Comcast Cable Communications, Inc.,
                6.75%, 01/30/11                                              633
         390  COX Communications, Inc., 6.75%, 03/15/11                      431
                                                                       ------------
                                                                           1,064

              Chemicals -- 0.0% ^
         370  The Dow Chemical Co., 7.38%, 11/01/29                          392

              Construction -- 0.0% ^
         415  Pulte Homes, Inc., 6.25%, 02/15/13                             433

              Diversified -- 0.5%
              General Electric Capital Corp.,
       3,385    5.88%, 02/15/12, Ser. A, MTN                               3,661
         820    6.75%, 03/15/32, Ser. A, MTN                                 935
         200  General Electric Co., 5.00%, 02/01/13                          206
                                                                       ------------
                                                                           4,802

              Financial Services -- 3.7%
              American General Finance Corp.,
         375    4.50%, 11/15/07, Ser. H, MTN                                 392
         875    5.38%, 10/01/12, Ser. H, MTN                                 908

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

              Financial Services -- Continued
    $  2,085  CIT Group, Inc., 5.50%, 11/30/07                         $   2,163
       2,515  Citigroup, Inc., 7.25%, 10/01/10                             2,968
       1,375  Countrywide Home Loans, Inc.,
                5.63%, 05/15/07, Ser. K, MTN                               1,489
              Credit Suisse First Boston USA, Inc.,
         265    6.13%, 11/15/11                                              282
         545    6.50%, 01/15/12                                              594
         510    7.13%, 07/15/32                                              564
              Goldman Sachs Group, Inc.,
         840    6.60%, 01/15/12                                              938
         670    6.13%, 02/15/33                                              674
              Household Finance Corp.,
       1,145    7.88%, 03/01/07                                            1,316
         340    6.40%, 06/17/08, MTN                                         377
       2,345    6.50%, 11/15/08                                            2,600
         865    8.00%, 07/15/10                                            1,021
         265    6.38%, 11/27/12                                              290
       3,110  HSBC Capital Funding LP (Channel Islands),
                9.55%, 12/29/49, FRN, #                                    3,928
         825  ING Capital Funding Trust III, 8.51%, 12/29/49, FRN            975
         880  John Hancock Funds, 6.50%, 03/01/11, #                         984
         770  Lehman Brothers Holdings, Inc., 6.63%, 01/18/12                870
              Morgan Stanley,
       1,870    5.80%, 04/01/07                                            2,050
         305    6.75%, 04/15/11                                              344
         965  Pemex Project Funding Master Trust (Mexico),
                8.50%, 02/15/08                                            1,077
       1,110  Principal Life Global Funding I, 5.25%, 01/15/13, #          1,139
         685  Prudential Holdings LLC, 8.70%, 12/18/23, #                    818
              Targeted Return Index (TRAINS),
       1,704    5.94%, 01/25/07, Ser. 2002-5, FRN, #                       1,830
       3,162    6.96%, 01/15/12, Ser. 2002-10, FRN, #                      3,573
         620  The Bear Stearns Companies, Inc., 5.70%, 11/15/14              654
       1,575  UBS Preferred Funding Trust I, 8.62%, 12/31/49, FRN          1,931
       1,050  Washington Mutual Bank FA, 6.88%, 06/15/11                   1,204
         580  Washington Mutual, Inc., 4.38%, 01/15/08                       608
                                                                       ------------
                                                                          38,561

              Food/Beverage Products -- 0.3%
         845  Archer-Daniels Midland Co., 5.94%, 10/01/32                    875
         595  ConAgra Foods, Inc., 6.75%, 09/15/11                           687
         345  Kellogg Co., 6.60%, 04/01/11, Ser. B                           394
         695  Kraft Foods, Inc., 6.25%, 06/01/12                             784
                                                                       ------------
                                                                           2,740

              Insurance -- 0.4%
         560  AIG SunAmerica Global Financing IX,
                6.90%, 03/15/32, #                                           657
       1,095  AXA (France), 8.60%, 12/15/30                                1,260
       1,340  Metlife, Inc., 6.13%, 12/01/11                               1,486

                          See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

              Insurance -- Continued
              Nationwide Financial Services, Inc.,
    $    305     6.25%, 11/15/11                                       $     326
         635     5.90%, 07/01/12                                             664
                                                                       ------------
                                                                           4,393

              Machinery & Engineering Equipment -- 0.1%
         460  Deere & Co., 6.95%, 04/25/14                                   545

              Multi-Media -- 0.4%
       1,575  AOL Time Warner, Inc., 7.63%, 04/15/31                       1,661
         160  News America Holdings, Inc., 8.25%, 08/10/18                   184
         600  News America, Inc., 7.25%, 05/18/18                            648
         775  Time Warner Entertainment Co.,
                LP, 8.38%, 03/15/23                                          896
         395  Viacom, Inc., 7.88%, 07/30/30                                  502
                                                                       ------------
                                                                           3,891

              Oil & Gas -- 0.9%
         300  Alberta Energy Co., LTD (Canada) (Yankee),
                7.38%, 11/01/31                                              362
         410  Amerada Hess Corp., 7.88%, 10/01/29                            463
         425  Anadarko Finance Co., 6.75%, 05/01/11, Ser. B                  485
       1,110  Anadarko Petroleum Corp., 6.13%, 03/15/12                    1,230
         990  Conoco Funding Co. (Canada), 7.25%, 10/15/31                 1,177
         375  ConocoPhillips, 5.90%, 10/15/32, #                             377
       1,125  Devon Financing Corp. ULC, 7.88%, 09/30/31                   1,364
       1,185  Lasmo USA, Inc., 7.30%, 11/15/27                             1,430
              Occidental Petroleum Corp.,
         435    4.25%, 03/15/10, MTN                                         435
         805    6.75%, 01/15/12                                              923
         530  Transocean, Inc., 7.50%, 04/15/31                              631
              Valero Energy Corp.,
          35    8.38%, 06/15/05                                               37
         190    6.88%, 04/15/12                                              202
                                                                       ------------
                                                                           9,116

              Paper/Forest Products -- 0.4%
              International Paper Co.,
         615    6.75%, 09/01/11                                              694
         865    5.85%, 10/30/12, #                                           923
         100  MeadWestvaco Corp., 6.85%, 04/01/12                            113
              Westvaco Corp.,
         140    8.20%, 01/15/30                                              169
         460    7.95%, 02/15/31                                              543
              Weyerhaeuser Co.,
       1,100    6.75%, 03/15/12                                            1,214
          25    7.38%, 03/15/32                                               28
                                                                       ------------
                                                                           3,684

              Pipelines -- 0.2%
         695  Duke Energy Field Services LLC, 7.88%, 08/16/10                756
         250  Kinder Morgan Energy Partners LP, 7.40%, 03/15/31              285
         820  Kinder Morgan, Inc., 6.50%, 09/01/12                           895

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

              Pipelines -- Continued
    $    420  TransCanada Pipelines LTD (Canada) (Yankee),
                8.63%, 05/15/12                                        $     529
                                                                       ------------
                                                                           2,465

              Retailing -- 0.3%
         260  Federated Department Stores, Inc., 6.63%, 04/01/11             287
              Kroger Co.,
         845    6.80%, 04/01/11                                              943
         495    7.50%, 04/01/31                                              565
         425  Lowe's Companies, Inc., 6.88%, 02/15/28                        485
         880  Safeway, Inc., 6.50%, 03/01/11                                 975
         200  The May Department Stores Co., 6.90%, 01/15/32                 212
                                                                       -------------
                                                                           3,467

              Shipping/Transportation -- 0.5%
       1,505  Burlington Northern Santa Fe Corp.,
                6.75%, 07/15/11                                            1,736
         910  CSX Corp., 6.30%, 03/15/12                                   1,015
       1,010  Norfolk Southern Corp., 7.25%, 02/15/31                      1,174
       1,455  Union Pacific Corp., 6.65%, 01/15/11                         1,659
                                                                       -------------
                                                                           5,584

              Telecommunications -- 2.2%
         321  AT&T Broadband Corp., 8.38%, 03/15/13                          383
              AT&T Corp.,
          12    6.00%, 03/15/09                                               12
         990    7.80%, 11/15/11                                            1,075
         255    8.50%, 11/15/31                                              276
              AT&T Wireless Services, Inc.,
         900    7.88%, 03/01/11                                              956
         510    8.75%, 03/01/31                                              542
       1,010  BellSouth Capital Funding, 7.88%, 02/15/30                   1,277
       1,405  British Telecom PLC (United Kingdom),
                8.88%, 12/15/30, SUB                                       1,814
         860  Cingular Wireless LLC, 6.50%, 12/15/11                         932
         670  Citizens Communications Co., 9.25%, 05/15/11                   829
         645  Deutsche Telekom International Finance BV
                (The Netherlands), 8.82%, 06/15/30                           757
              France Telecom SA (France),
         785    9.25%, 03/01/11, SUB                                         930
         800    10.00%, 03/01/31, SUB                                      1,030
         415  Koninklijke KPN NV (The Netherlands),
                8.00%, 10/01/10                                              491
       1,055  SBC Communications, Inc., 5.88%, 08/15/12                    1,153
              Sprint Capital Corp.,
       1,550    7.63%, 01/30/11                                            1,504
          90    8.75%, 03/15/32                                               87
              TCI Communications, Inc.,
         475    7.88%, 02/15/26                                              511
       1,132    7.13%, 02/15/28                                            1,131
       1,150  Telefonica Europe BV (The Netherlands),
                7.75%, 09/15/10                                            1,354

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

              Telecommunications -- Continued
              Verizon Global Funding Corp.,
    $    620    7.38%, 09/01/12                                        $     732
         755    7.75%, 12/01/30                                              912
       2,245  Verizon New York, Inc., 6.88%, 04/01/12, Ser.A               2,580
       1,210  Vodafone Group PLC (United Kingdom),
                7.75%, 02/15/10                                            1,449
                                                                       -------------
                                                                          22,717

              Utilities -- 1.0%
         485  AEP Texas Central Co., 5.50%, 02/15/13, #                      495
         505  Columbus Southern Power Co., 5.50%, 03/01/13, #                523
       1,215  Consolidated Edison Company of New York, 5.63%,
                07/01/12, Ser. 2002-A                                      1,323
              Constellation Energy Group, Inc.,
         410    6.35%, 04/01/07                                              446
         245    7.00%, 04/01/12                                              273
       1,730  Dominion Resources, Inc., 8.13%, 06/15/10, Ser. A            2,075
         900  Florida Power & Light Co., 4.85%, 02/01/13                     940
         620  MidAmerican Energy Holdings Co., 6.75%, 12/30/31               681
              National Rural Utilities Cooperative Finance Corp.,
       1,075    3.88%, 02/15/08                                            1,092
         725    7.25%, 03/01/12, Ser. C, MTN                                 848
         850  Pepco Holdings, Inc., 6.45%, 08/15/12, #                       933
              Progress Energy, Inc.,
          10    7.10%, 03/01/11                                               11
         395    6.85%, 04/15/12                                              443
                                                                       -------------
                                                                          10,083
              ----------------------------------------------------------------------
              Total Corporate Notes & Bonds
              (Cost $137,337)                                            148,233
              ----------------------------------------------------------------------

              RESIDENTIAL MORTGAGE BACKED SECURITIES -- 31.0%

              Collateralized Mortgage Obligations -- 0.3%
              Federal National Mortgage Association,
       2,983    6.50%, 07/01/31, Ser. 313, Class 2, IO                       375
       8,236    6.50%, 03/01/32, Ser. 321, Class 2, IO                     1,215
       1,044  Norwest Asset Securities Corp., 6.75%, 10/25/28,
                Ser. 1998-24, Class A2                                     1,047
                                                                       -------------
                                                                           2,637

              Mortgage Backed Pass-Through Securities -- 30.7%
              Federal Home Loan Mortgage Corp.,
       6,750    6.00%, 03/15/18, Gold Pool, TBA                            7,079
         500    5.50%, 03/15/33, Gold Pool, TBA                              512
         500    6.00%, 03/15/33, Gold Pool, TBA                              520
         500    6.50%, 03/15/33, Gold Pool, TBA                              523
              Federal National Mortgage Association,
      12,500    5.50%, 03/25/18, TBA                                      13,020
      11,000    6.00%, 03/25/18, TBA                                      11,543
           2    6.00%, 03/01/29, Pool 490445                                   2
           2    6.50%, 06/01/29, Pool 503599                                   2
           1    7.50%, 11/01/29, Pool 523193                                   1

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

              Federal National Mortgage Association -- Continued
   $ 188,500    5.50%, 03/25/33, TBA                                   $ 192,860
       9,695    6.00%, 03/25/33, TBA                                      10,080
      31,074    6.50%, 03/25/33, TBA                                      32,492
      31,275    7.00%, 03/25/33, TBA                                      32,985
      19,000  Government National Mortgage Association,
                6.00%, 03/15/33, TBA                                      19,861
                                                                       ------------
                                                                         321,480
              ---------------------------------------------------------------------
              Total Residential Mortgage Backed Securities
              (Cost $322,305)                                            324,117
              ---------------------------------------------------------------------

              COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.7%

       4,520  Bear Stearns Commercial Mortgage Securities,
                6.48%, 02/15/35, Ser. 2001-TOP2, Class A2                  5,166
              Credit Suisse First Boston Mortgage Securities Corp.,
      10,530    6.51%, 02/15/34, Ser. 2001-CF2, Class A4                  11,967
       5,000    6.13%, 04/15/37, Ser. 2002-CKN2, Class A3                  5,584
       4,400  LB-UBS Commercial Mortgage Trust,
                6.65%, 11/15/27, Ser. 2001-C2, Class A2                    5,080
          25  Morgan Stanley Dean Witter Capital I,
                5.98%, 01/15/39, Ser. 2002-TOP7, Class A2                     28
              ---------------------------------------------------------------------
              Total Commercial Mortgage Backed Securities
              (Cost $24,595)                                              27,825
              ---------------------------------------------------------------------

              ASSET BACKED SECURITIES -- 6.0%

       5,920  AmeriCredit Automobile Receivables Trust,
                5.37%, 06/12/08, Ser. 2001-B, Class A4                     6,189
      11,250  Citibank Credit Card Issuance Trust,
                6.88%, 11/16/09, Ser. 2000-A3, Class A3                   12,997
      13,000  Discover Card Master Trust I,
                5.30%, 11/16/06, Ser. 2001-5, Class A                     13,584
       3,890  Ford Credit Auto Owner Trust,
                5.25%, 09/15/05, Ser. 2001-C, Class A5                     4,032
       4,310  Honda Auto Receivables Owner Trust,
                2.48%, 07/18/08, Ser. 2003-1, Class A4                     4,327
              MBNA Master Credit Card Trust USA,
       9,980    5.75%, 10/15/08, Ser. 2001-A1, Class A1                   10,932
       9,900    6.80%, 04/16/07, Ser. 1999-M, Class B                     10,679
              ---------------------------------------------------------------------
              Total Asset Backed Securities
              (Cost $58,210)                                              62,740
-----------------------------------------------------------------------------------
              Total Long-Term Investments
              (Cost $668,712)                                            694,907
-----------------------------------------------------------------------------------

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

   UNITS      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- 33.5%

              OPTIONS -- 0.2%

     262,850  Call Option on Interest Rate Swap, expiring 02/04/04.
              If exercised: JPMorgan pays 3 month LIBOR and
              receives fixed (1.50%). Swap expires 02/06/05,
              European Style                                           $     544
      87,600  Call Option on Interest Rate Swap, expiring 02/12/04.
              If exercised: JPMorgan pays 3 month LIBOR and
              receives fixed (1.50%). Swap expires 02/17/05,
              European Style                                                 166
      65,000  Call Option on U.S. Treasury Note, 3.00%, 11/15/07,
              strike price of 101.23, expiring 03/06/03, European Style      366
      10,500  Call Option on U.S. Treasury Note, 3.00%, 11/15/07,
              strike price of 101.66, expiring 03/06/03, European Style       41
       4,500  Put Option on Interest Rate Swap, expiring 06/05/03.
              If exercised: JPMorgan pays fixed (3.27%) and receives
              3 month LIBOR. Swap expires 06/09/08, European Style             1
      12,600  Put Option on Interest Rate Swap, expiring 06/05/03.
              If exercised: JPMorgan pays fixed (4.33%) and receives
              3 month LIBOR. Swap expires 06/10/13, European Style           242
      91,400  Put Option on Interest Rate Swap, expiring 01/26/04.
              If exercised: JPMorgan pays fixed (2.99%) and receives
              3 month LIBOR. Swap expires 01/28/06, European Style           660
              ----------------------------------------------------------------------
              Total Options
              (Cost $2,151)                                                2,020
              ----------------------------------------------------------------------

 PRINCIPAL
  AMOUNT
  (USD)
              U.S. GOVERNMENT AGENCY SECURITY -- 0.6%

   $   6,241  Federal Home Loan Bank, 1.21%, 04/25/03, DN +            $   6,229
              (Cost $6,229)

              COMMERCIAL PAPER -- 21.7%

      11,950  Asset Securitization Cooperative Corp.,
                1.26%, 04/22/03 +                                         11,929
       5,750  Avery Dennison Corp., 2.44%,
                12/18/03, Floating Rate +                                  5,750
       8,785  Barton Capital Corp., 1.25%, 03/17/03 +                      8,780
       7,950  Blue Ridge Asset Funding Corp., 1.26%, 04/14/03 +            7,938
       8,375  CDC, Inc., 1.25%, 03/21/03 +                                 8,369
      13,300  Clipper Receivables Corp., 1.27%, 04/23/03 +                13,276
      12,050  Corporate Asset Funding, 1.26%, 04/04/03 +                  12,036
      13,250  Corporate Receivables Corp., 1.25%, 04/29/03 +              13,224
       6,640  DaimlerChrysler N.A. Holdings Corp.,
                1.45%, 03/24/03 +                                          6,634
      13,300  Danske Bank AS (Denmark), 1.21%, 04/30/03 +                 13,273
      11,890  Dexia Delaware LLC, 1.25%, 04/11/03 +                       11,874
      11,100  Edison Asset Securitization LLC, 1.26%, 04/17/03 +          11,082
       6,029  Giro Balanced Funding Corp., 1.28%, 03/10/03 +               6,027
      10,900  Goldman Sachs Group, Inc., 1.25%, 04/25/03 +                10,879

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
  (USD)       ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- CONTINUED

    $  9,750  Greyhawk Funding LLC, 1.25%, 03/26/03 +                  $    9,741
      14,100  Nordea North America, Inc., 1.28%, 03/03/03 +               14,098
      12,950  Royal Bank of Scotland Group PLC
                (United Kingdom), 1.22%, 05/06/03 +                       12,921
              Salomon Smith Barney Holdings, Inc.,
      11,100    1.27%, 04/16/03 +                                         11,082
      14,000    1.25%, 05/13/03 +                                         13,966
      12,425  Silver Tower U.S. Funding LLC, 1.25%, 04/14/03              12,407
      11,700  Societe Generale N.A., Inc., 1.25%, 04/09/03                11,685
              ---------------------------------------------------------------------
              Total Commercial Paper
              (Cost $226,966)                                            226,971
              ---------------------------------------------------------------------

     SHARES
              MONEY MARKET FUND -- 11.0%

     115,537  JPMorgan Prime Money Market Fund (a) +
              (Cost $115,537)                                            115,537
   --------------------------------------------------------------------------------
              Total Short-Term Investments
              (Cost $350,883)                                            350,757
   --------------------------------------------------------------------------------

              Total Investments -- 100.0%
             (Cost $1,019,595)                                        $1,045,664
-----------------------------------------------------------------------------------

Futures Contracts
(Amounts in thousands, except number of contracts)

                                                                    NOTIONAL     UNREALIZED
  NUMBER                                                            VALUE AT    APPRECIATION
    OF                                               EXPIRATION      2/28/03   (DEPRECIATION)
CONTRACTS    DESCRIPTION                                DATE          (USD)         (USD)
-------------------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING

   542       Euro-BOBL                                March, 2003   $  66,279    $     943
    97       Euro-BUND                                March, 2003      12,197          163
             SHORT FUTURES OUTSTANDING

  (540)      Treasury Bonds                           June, 2003      (61,813)      (1,238)
   (29)      5 Year Treasury Notes                    June, 2003       (3,297)         (24)
  (266)      10 Year Treasury Notes                   June, 2003      (30,690)        (385)

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

Options

 UNITS       CALL OPTIONS WRITTEN                                        VALUE
-----------------------------------------------------------------------------------
     (15,000) Call Option on FNMA, 30 Year Fixed, 5.50%, strike
              price of 102.11, expiring 03/06/03, European Style       $     (40)
     (86,000) Call Option on FNMA, 30 Year Fixed, 5.50%, strike
              price of 101.84, expiring 03/06/03, European Style            (521)
              ---------------------------------------------------------------------
              Total Call Options Written                               $    (561)
              ---------------------------------------------------------------------
              Put Options Written

     (29,000) Put Option on FNMA, 30 Year Fixed, 5.50%, strike price
              of 100.98, expiring 06/05/03, European Style             $    (217)
      (6,500) Put Option on FNMA, 30 Year Fixed, 5.50%, strike price
              of 101.25, expiring 06/05/03, European Style                    (1)
    (175,500) Put Option on Interest Rate Swap, expiring 01/26/04.
              If exercised: JPMorgan pays 3 month LIBOR and
              receives fixed (2.36%). Swap expires 01/28/05,
              European Style                                                (621)
              ---------------------------------------------------------------------
              Total Put Options Written                                $    (839)
              ---------------------------------------------------------------------

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

Swap Contracts

                                                           UNDERLYING     UNREALIZED
                                           EXPIRATION       NOTIONAL     APPRECIATION
DESCRIPTIONS                                  DATE           VALUE      (DEPRECIATION)
---------------------------------------------------------------------------------------
Interest Rate Swap with Goldman
Sachs Capital Markets, swap rate lock
on 5 Year Forward Contract, rate less
3.52, JPMorgan receives positive,
pays negative                               03/03/03       $  82,675       $  (1,771)

Interest Rate Swap with Citibank, swap
price lock on 30 Year FNMA, 6.00%,
03/13/03, price less 103.05, JPMorgan
receives positive, pays negative            03/06/03          11,000             105

Interest Rate Swap with Credit Suisse
First Boston International, swap price
lock on U.S. Treasury Note, 1.63%,
01/31/05, price less 100.02, JPMorgan
receives positive, pays negative            03/27/03          55,100             113

Interest Rate Swap with Deutsche Bank
AG New York, swap rate lock on 5 Year
Forward Contract, rate less 3.15,
JPMorgan receives positive,
pays negative                               04/10/03          35,555              --

Interest Rate Swap with Deutsche Bank
AG New York, swap price lock on
30 Year FHLMC, 5.50%, price less
102.18, JPMorgan receives positive,
pays negative                               04/11/03          48,000              --

                       See notes to financial statements.

     JPMORGAN ENHANCED INCOME FUND
     Portfolio of Investments

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                       VALUE
-----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 69.9%

             U.S. TREASURY SECURITIES -- 0.6%

             U.S. Treasury Notes & Bonds,
 $    510      3.00%, 11/30/03, @                                       $    517
    2,050      1.75%, 12/31/04 +                                           2,061
             ----------------------------------------------------------------------
             Total U.S. Treasury Securities
             (Cost $2,557)                                                 2,578
             ----------------------------------------------------------------------

             U.S. GOVERNMENT AGENCY SECURITIES -- 12.9%

    4,600    Federal Home Loan Bank,
               1.60%, 02/09/04, Ser. DM04 +                                4,601
             Federal Home Loan Mortgage Corp.,
    4,000      2.25%, 12/10/04                                             4,009
    4,750      2.35%, 01/24/05, MTN                                        4,757
    4,100      3.88%, 06/27/05                                             4,128
             Federal National Mortgage Association,
    2,000      1.20%, 06/09/03, FRN +                                      2,000
    3,568      1.15%, 01/01/04, FRN +                                      3,568
    6,500      1.75%, 07/02/04                                             6,507
    9,300      2.15%, 02/28/05                                             9,319
    5,950      3.13%, 08/15/05                                             5,988
    8,000      3.25%, 11/15/07                                             8,140
             -------------------------------------------------------------------
             Total U.S. Government Agency Securities
             (Cost $52,710)                                               53,017
             -------------------------------------------------------------------

             FOREIGN GOVERNMENT SECURITIES -- 1.7%

    3,000    Province of Ontario (Canada) (Yankee),
               4.20%, 06/30/05,                                            3,156
    3,800    Republic of Italy (Italy), 4.38%, 10/25/06                    4,037
             ----------------------------------------------------------------------
             Total Foreign Government Securities
             (Cost $7,117)                                                 7,193
             ----------------------------------------------------------------------

             STATE AND MUNICIPAL OBLIGATION -- 0.1%

      600    North Carolina Municipal Power Agency No. 1,
               Catawba, Taxable, Ser. B, Rev., 2.95%, 01/01/04               603
             (Cost $600)

             CORPORATE NOTES & BONDS -- 18.1%

             Asset Backed Securities -- 1.5%
             Restructured Asset Securities with Enhanced
               Returns (RACERS),
    2,400      1.20%, 04/15/04, Ser. 2002-35, Class C, FRN, #              2,384
    2,400      1.21%, 04/15/04, Ser. 2002-40, Class C, FRN, #              2,385
    1,600    Special Purpose Accounts Receivable Cooperative
               Corp. (SPARCS), 2.19%, 05/23/04,
               Ser. 2002-6, FRN, #                                         1,602
                                                                        -----------
                                                                           6,371
             Automotive -- 1.8%
             Ford Motor Credit Co.,
    3,200      2.06%, 04/17/03, FRN                                        3,199
      500      6.88%, 02/01/06                                               508

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                       VALUE
-----------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED

             Automotive -- Continued
             General Motors Acceptance Corp.,
 $  3,250      6.38%, 01/30/04, MTN                                     $  3,358
      400      6.75%, 01/15/06                                               422
                                                                        -----------
                                                                           7,487
             Banking -- 4.7%
             Bank of America Corp.,
    1,000      1.80%, 12/23/04, Ser. F, MTN, FRN                           1,001
    3,000      1.59%, 08/26/05, MTN, FRN +                                 3,008
    1,300      6.63%, 08/01/07 +                                           1,476
    3,000    Bayerische Landesbank Girozentrale (Yankee),
               5.00%, 07/20/04 +                                           3,134
    1,500    National City Bank, 1.36%, 11/14/03, FRN                      1,501
    2,600    Northern Rock PLC (United Kingdom),
               1.51%, 03/18/04, MTN, FRN, #                                2,602
             Wells Fargo & Co.,
    3,000      7.20%, 05/01/03                                             3,027
    2,000      0.00%, 03/03/06, FRN                                        2,000
    1,300      5.13%, 02/15/07                                             1,409
                                                                        -----------
                                                                          19,158
             Computers/Computer Hardware -- 0.7%
    2,900    International Business Machines Corp., 1.55%,
               09/10/04, FRN                                               2,902

             Diversified -- 2.3%
             General Electric Capital Corp.,
    2,000      6.81%, 11/03/03, Ser. A, MTN                                2,071
    7,450      1.54%, 03/15/05, Ser. A, MTN, FRN                           7,445
                                                                        -----------
                                                                           9,516
             Financial Services -- 6.8%
    1,000    American Express Credit Corp.,
               1.39%, 12/17/03, Ser. B, MTN, FRN +                         1,000
    1,900    Associates Corp. of North America,
               5.75%, 11/01/03 +                                           1,954
             CIT Group, Inc.,
      400      1.84%, 04/07/03, MTN, FRN +                                   400
      500      2.93%, 03/01/04, MTN, FRN +                                   502
    4,050      2.84%, 01/31/05, MTN, FRN +                                 4,046
    1,500    Citigroup, Inc., 1.42%, 05/30/03, FRN                         1,500
             Counts Trusts,
    1,400      2.12%, 08/15/07, Ser. 2002-10, FRN, # +                     1,400
    1,400      2.17%, 08/15/07, Ser. 2002-11, FRN, # +                     1,400
    4,200    Credit Suisse First Boston USA, Inc.,
               1.83%, 01/14/05, MTN, FRN                                   4,199
             Household Finance Corp.,
      300      1.69%, 05/28/04, MTN, FRN                                     299
    2,300      7.88%, 03/01/07                                             2,643
    1,900    International Lease Finance Corp.,
               4.00%, 01/17/06, Ser. O, MTN                                1,924
             Merrill Lynch & Co., Inc.,
      700      1.64%, 03/08/04, Ser. B, MTN, FRN                             701

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                       VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Financial Services -- Continued
 $  1,550      1.81%, 06/13/05, Ser. B, MTN, FRN                        $  1,551
             Monumental Global Funding II,
      400      1.65%, 09/26/03, FRN, #                                       401
    1,000      5.20%, 01/30/07, #                                          1,072
      800    Nationwide Life Global Funding I,
               1.58%, 02/15/05, FRN, #                                       803
    1,300    Salomon Smith Barney Holdings, Inc.,
               1.49%, 11/18/04, Ser. K, MTN, FRN                           1,300
    1,000    Washington Mutual Bank FA, 1.64%, 05/17/04, FRN               1,001
                                                                        -----------
                                                                          28,096
             Paper/Forest Products -- 0.2%
      700    Weyerhaeuser Co., 2.54%, 09/15/03, FRN +                        700

             Utilities -- 0.1%
      600    AEP Texas Central Co., 3.00%, 02/15/05, # +                     601
             ----------------------------------------------------------------------
             Total Corporate Notes & Bonds
             (Cost $74,276)                                               74,831
             ----------------------------------------------------------------------

             RESIDENTIAL MORTGAGE BACKED SECURITIES -- 13.9%

             Collateralized Mortgage Obligations -- 7.4%
    1,471    Citicorp Mortgage Securities, Inc., 6.50%, 03/25/29,
               Ser. 1999-1, Class A1                                       1,487
      330    Federal Home Loan Mortgage Corp., 6.50%,
               05/15/08, Ser. 1769, Class A                                  332
             Federal National Mortgage Association,
      985      5.57%, 11/18/22, Ser. 1998-58, Class PT                       988
      311      7.00%, 04/25/26, Ser. 1999-59, Class A                        314
    2,449      3.09%, 12/25/28, Ser. 2002-W6, Class 1A1                    2,445
    3,138      6.00%, 10/01/31, Ser. 2001-59, Class QA                     3,202
    1,531      1.84%, 06/25/32, Ser. 2002-36, Class FS, FRN                1,539
    2,330      1.84%, 06/25/32, Ser. 2002-36, Class FT, FRN                2,343
    1,346      4.50%, 05/25/42, Ser. 2002-W4, Class A1                     1,355
    4,664      2.50%, 07/25/42, Ser. 2003-W2, Class 2A3                    4,676
       45    GE Capital Mortgage Services, Inc.,
               6.50%, 11/25/28, Ser. 1998-20, Class A1                        45
             Government National Mortgage Association,
    2,085      6.38%, 12/20/27, Ser. 2001-39, Class AD                     2,134
    1,218      1.84%, 03/16/32, Ser. 2002-21, Class FD, FRN                1,218
    1,377      1.84%, 04/16/32, Ser. 2002-24, Class FA, FRN                1,388
    2,027      1.84%, 05/16/32, Ser. 2002-27, Class FA, FRN                2,037
             Norwest Asset Securities Corp.,
      296      6.45%, 03/25/29, Ser. 1999-7, Class A1                        298
      244      6.50%, 03/26/29, Ser. 1999-4, Class A1                        246
      526    PNC Mortgage Securities Corp., 6.50%,
               11/25/28, Ser. 1998-11, Class 1A7                             529
      227    Residential Asset Securitization Trust, 5.82%,
               08/25/25, Ser. 2001-A1, Class 1A2                             227
             Residential Funding Mortgage Securities I,
    1,002      6.50%, 03/25/29, Ser. 1999-S7, Class A7                     1,013
      590      6.75%, 04/25/29, Ser. 1999-S9, Class A1                       592

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                       VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Collateralized Mortgage Obligations -- Continued
             Structured Asset Securities Corp.,
 $    200      1.89%, 11/25/31, Ser. 2001-13, Class 1A8, FRN            $    200
    1,213      6.50%, 12/26/31, Ser. 2001-17, Class 3A1                    1,215
      206    Washington Mutual MSC, Mortgage Pass-Through
               Certificates, 6.30%, 09/25/31,
               Ser. 2001-MS10, Class 2A2                                     206
             Wells Fargo Mortgage Backed Securities Trust,
      143      6.75%, 07/25/31, Ser. 2001-15, Class 2A2                      143
      172      6.25%, 10/25/31, Ser. 2001-21, Class A4                       173
                                                                        -----------
                                                                          30,345
             Mortgage Backed Pass-Through Security -- 6.5%
   26,100    Federal National Mortgage Association,
               5.50%, 03/25/33, TBA                                       26,704
             ----------------------------------------------------------------------
             Total Residential Mortgage Backed Securities
             (Cost $56,987)                                               57,049
             ----------------------------------------------------------------------

             COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.1%

    2,960    CalSTRS Trust, 1.64%, 11/20/07, Ser. 2002-C6,
               Class A1, FRN, #                                            2,961
    2,400    Calwest Industrial Trust, 1.72%, 02/15/12, Ser.
               2002-CALW, Class AFL, FRN, #                                2,404
    3,000    Morgan Stanley Capital I, 6.48%, 11/15/30, Ser.
               1998-HF2, Class A2                                          3,384
             ----------------------------------------------------------------------
             Total Commercial Mortgage Backed Securities
             (Cost $8,728)                                                 8,749
             ----------------------------------------------------------------------

             ASSET BACKED SECURITIES -- 20.5%

             American Express Credit Account Master Trust,
    1,800      5.60%, 11/15/06, Ser. 1999-1, Class A +                     1,883
    1,000      1.48%, 09/15/08, Ser. 2001-1, Class A, FRN +                1,002
    1,550      1.45%, 09/15/09, Ser. 2002-1, Class A, FRN +                1,551
    1,000      1.45%, 11/16/09, Ser. 2002-2, Class A, FRN +                1,001
    1,190    American Express Master Trust, 1.41%,
               12/15/05, Ser. 2002-1, Class A, FRN +                       1,191
             AmeriCredit Automobile Receivables Trust,
    2,300      1.54%, 10/12/06, Ser. 2002-A, Class A3, FRN +               2,300
    3,600      1.52%, 04/12/07, Ser. 2002-C, Class A3, FRN +               3,608
    8,000    Bank One Issuance Trust, 1.46%, 06/15/10, Ser.
               2002-A5, Class A5, FRN +                                    8,005
    1,700    Capital One Master Trust, 1.44%, 08/15/06, Ser.
               2000-5, Class A, FRN                                        1,700
    2,250    Carco Auto Loan Master Trust, 1.41%, 11/15/06, Ser.
               2001-A, Class A, FRN                                        2,252
             Citibank Credit Card Issuance Trust,
    1,500      2.03%, 10/15/07, Ser. 2000-C2, Class C2, FRN                1,487
      200      2.70%, 01/15/08, Ser. 2003-A2, Class A2                       202
             Countrywide Asset-Backed Certificates,
      780      1.62%, 09/25/32, Ser. 2002-1, Class A, FRN +                  779
    1,386      1.74%, 03/25/33, Ser. 2003-BC1, Class A1, FRN +             1,388

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                       VALUE
----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

 $  3,602    Countrywide Home Equity Loan Trust, 1.58%,
               08/15/28, Ser. 2002-D, Class A, FRN +                    $  3,584
             Discover Card Master Trust I,
    4,337      1.52%, 11/15/07, Ser. 2000-5, Class A, FRN                  4,350
    2,650      1.30%, 04/15/08, Ser. 2002-4, Class A, FRN                  2,651
    1,040    EQCC Trust, 1.64%, 11/25/31, Ser. 2002-1,
               Class 2A, FRN                                               1,040
             First USA Credit Card Master Trust,
    1,000      1.46%, 09/10/06, Ser. 1996-8, Class A, FRN                  1,000
    1,100      1.43%, 11/20/06, Ser. 2001-2, Class A, FRN                  1,100
    1,800    Ford Credit Auto Owner Trust, 1.46%, 01/15/06,
               Ser. 2002-A, Class A3B, FRN                                 1,801
    4,333    GMAC Mortgage Corp. Loan Trust, 1.48%, 08/25/32,
               Ser. 2002-HE4, Class A1, FRN                                4,332
    1,330    Household Home Equity Loan Asset Backed
               Certificates, 1.64%, 04/20/32,
               Ser. 2002-2, Class A, FRN                                   1,329
             Honda Auto Receivables Owner Trust,
    1,900      1.92%, 11/20/06, Ser. 2003-1, Class A3                      1,903
    1,000      3.96%, 02/19/07, Ser. 2001-3, Class A4                      1,034
      200    Household Automotive Trust, 1.68%, 05/18/09,
               Ser. 2002-3, Class A4B, FRN                                   200
    3,500    MBNA Master Credit Card Trust USA,
               1.47%, 02/17/09, Ser. 1998-G, Class A, FRN                  3,506
             Option One Mortgage Loan Trust,
    1,558      1.63%, 02/25/32, Ser. 2002-1, Class A, FRN                  1,558
      573      1.61%, 06/25/32, Ser. 2002-2, Class A, FRN                    572
      616      1.61%, 08/25/32, Ser. 2002-3, Class A2, FRN                   614
    3,658    Residential Asset Securities Corp., 1.59%,
               07/25/32, Ser. 2002-KS4, Class AIIB, FRN                    3,648
             Sears Credit Account Master Trust,
    1,600      1.45%, 06/16/08, Ser. 2001-2, Class A, FRN                  1,597
    2,300      1.44%, 02/18/09, Ser. 2002-1, Class A, FRN                  2,291
    1,900      1.47%, 08/18/09, Ser. 2002-4, Class A, FRN                  1,890
             SLM Student Loan Trust,
    1,400      1.45%, 06/15/10, Ser. 2002-8, Class A2, FRN                 1,400
    4,597      1.38%, 10/25/10, Ser. 2002-1, Class A1, FRN                 4,597
    2,200    Standard Credit Card Master Trust,
               5.95%, 10/07/04, Ser. A                                     2,253
    1,400    Superior Wholesale Inventory Financing Trust,
               1.42%, 06/15/06, Ser. 2001-C7, Class A, FRN                 1,400
    2,313    Toyota Auto Receivables Owner Trust,
               2.79%, 12/15/04, Ser. 2002-B, Class A2                      2,323
    1,550    Wachovia Asset Securitization, Inc.,
               1.77%, 12/25/32, Ser. 2002-HE2, Class A, FRN                1,552
    2,458    WFS Financial Owner Trust, 1.55%, 03/20/06, Ser.
               2001-C, Class A3, FRN                                       2,459
             ----------------------------------------------------------------------
             Total Asset Backed Securities
             (Cost $84,365)                                               84,333
-----------------------------------------------------------------------------------
             Total Long-Term Investments
             (Cost $287,340)                                             288,353
-----------------------------------------------------------------------------------

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

   UNITS     ISSUER                                                       VALUE
-----------------------------------------------------------------------------------
    SHORT-TERM INVESTMENTS -- 30.1%

             OPTION -- 0.0% ^

        0^^  Put Option on 1 Year Mid-Curve Eurodollar Future,
               expiring 12/12/03
               (Cost $221)                                              $    115

 PRINCIPAL
  AMOUNT
   (USD)
             U.S. TREASURY SECURITY -- 0.3%

 $  1,065    U.S. Treasury Bill, 1.18%, 05/15/03, @                        1,062
             (Cost $1,063)

             MUNICIPAL SECURITIES -- 2.5%

    6,600    California State, Rev., RAN, FRDO, 1.34%, 06/20/03 +          6,594
    3,500    George Washington University, Ser. A, Rev., FRDO,
               MBIA, 1.35%, 04/22/03                                       3,500
             ----------------------------------------------------------------------
             Total Municipal Securities
             (Cost $10,100)                                               10,094
             ----------------------------------------------------------------------

             COMMERCIAL PAPER -- 3.3%

    2,800    Avery Dennison Corp., 2.44%,
               12/18/03, Floating Rate +                                   2,800
    3,650    DaimlerChrysler N.A. Holdings Corp.,
               1.46%, 04/02/03 +                                           3,644
    1,750    Duke Energy Corp., 1.55%, 03/14/03 +                          1,749
    3,900    Four Winds Funding Corp., 1.73%, 03/18/03 +                   3,897
    1,275    Southern Power Co., 1.50%, 03/05/03 +                         1,275
             ----------------------------------------------------------------------
             Total Commercial Paper
             (Cost $13,366)                                               13,365
             ----------------------------------------------------------------------

             CERTIFICATES OF DEPOSIT -- 7.9%

    3,356    Abbey National Treasury Services PLC
               (United Kingdom) (Yankee), 1.28%,
               04/02/04, Floating Rate +                                   3,355
    2,000    Bank of Scotland (United Kingdom) (Yankee),
               2.62%, 04/04/03 +                                           2,003
    1,000    Bank One N.A., 1.49%, 09/17/03, Floating Rate +               1,000
             Bayerische Landesbank Girozentrale
               (Germany) (Yankee),
    2,000      1.39%, 09/30/04, Floating Rate +                            2,000
    2,000      1.41%, 12/17/04, Floating Rate +                            1,999
    4,000    Credit Agricole Indosuez SA (France) (Yankee),
               2.72%, 04/15/03 +                                           4,007
    7,160    Deutsche Bank AG (Yankee),
               1.39%, 02/18/05, Floating Rate                              7,157
    3,000    Dresdner Bank AG (Yankee), 2.55%, 05/12/03 +                  3,007
    2,500    Landesbank-Baden-Wurttemberg (Yankee),
               1.35%, 09/22/03, Floating Rate +                            2,500
    2,900    Nordea Bank Finland PLC (Yankee),
               1.29%, 11/24/03, Floating Rate +                            2,899

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                       VALUE
-----------------------------------------------------------------------------------
    SHORT-TERM INVESTMENTS -- CONTINUED
 $  1,000    Royal Bank of Scotland Group PLC
               (United Kingdom) (Yankee), 2.81%, 04/09/03 +            $   1,002
    1,600    SunTrust Banks, Inc., 1.38%, 05/23/03, Floating Rate +        1,603
             ----------------------------------------------------------------------
             Total Certificates of Deposit
             (Cost $32,501)                                               32,532
             ----------------------------------------------------------------------

  SHARES
             MONEY MARKET FUND -- 16.1%

   66,062    JPMorgan Prime Money Market Fund (a) +
             (Cost $66,062)                                               66,062
-----------------------------------------------------------------------------------
             Total Short-Term Investments
             (Cost $123,313)                                             123,230
-----------------------------------------------------------------------------------
             Total Investments -- 100.0%
             (Cost $410,653)                                           $ 411,583
-----------------------------------------------------------------------------------

Futures Contracts
(Amounts in thousands, except number of contracts)

                                                           NOTIONAL     UNREALIZED
  NUMBER                                                   VALUE AT    APPRECIATION
    OF                                 EXPIRATION          2/28/03    (DEPRECIATION)
CONTRACTS    DESCRIPTION                  DATE              (USD)         (USD)
------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING

      358    Euro-BOBL                    March, 2003     $  43,779      $    76
             SHORT FUTURES OUTSTANDING

      (84)   2 Year Treasury Notes        June, 2003        (18,088)         (42)
     (699)   5 Year Treasury Notes        June, 2003        (79,478)        (519)

Options

   UNITS     PUT OPTION WRITTEN                                          VALUE
-----------------------------------------------------------------------------------
     ( - )^^ Put Option on 90 day Eurodollar Future,
             expiring 12/15/03                                           $   (84)

                       See notes to financial statements.

     JPMORGAN FLEMING EMERGING MARKETS DEBT FUND
     Portfolio of Investments

As of February 28, 2003
(Amounts in thousands)

PRINCIPAL
 AMOUNT
  (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 82.6%

             U.S. TREASURY SECURITY -- 0.1%

 $     50    U.S. Treasury Bond, 6.13%, 08/15/29, @                  $     60
             (Cost $50)

             FOREIGN GOVERNMENT SECURITIES -- 78.0%

             Argentina -- 0.6%
             Republic of Argentina,
      514      7.00%, 12/19/08, Ser. 2008                                 114
      255      1.23%, 03/31/23, Ser. L-GL, FRN                            120
      748      12.00%, 06/19/31, Ser. 2031                                142
                                                                     -----------
                                                                          376
             Brazil -- 17.7%
             Banco Nacional de Desenvolvimento
               Economico e Social,
      300      11.25%, 09/20/05                                           294
      300      20.37%, 06/16/08, FRN                                      276
             Federal Republic of Brazil,
      193      2.56%, 04/15/06, FRN                                       170
      250      11.25%, 07/26/07                                           216
    1,465      11.50%, 03/12/08                                         1,249
    1,044      2.63%, 04/15/09, FRN                                       765
       34      14.50%, 10/15/09                                            32
      230      12.00%, 04/15/10                                           191
      515      11.00%, 01/11/12                                           399
    1,135      2.63%, 04/15/12, Ser. RG, FRN                              704
    1,005      2.63%, 04/15/12, FRN                                       623
    2,561      8.00%, 04/15/14                                          1,910
      215      8.00%, 04/15/14, Ser. L                                    161
      825      8.00%, 04/15/14, #                                         616
      460      2.56%, 04/15/24, FRN                                       298
      330      6.00%, 04/15/24, FRN                                       230
    1,510      8.88%, 04/15/24                                            925
      615      10.13%, 05/15/27                                           415
      205      12.25%, 03/06/30                                           158
    1,667      11.00%, 08/17/40                                         1,194
                                                                     -----------
                                                                       10,826
             Bulgaria -- 2.3%
             National Republic of Bulgaria,
      259      2.19%, 07/28/11, #                                         246
      633      2.19%, 07/28/12, Ser. A, FRN                               613
      451      8.25%, 01/15/15, #                                         514
                                                                     -----------
                                                                        1,373
             Colombia -- 4.2%
             Republic of Colombia,
       70      7.63%, 02/15/07                                             68
      420      9.75%, 04/23/09                                            422
      299      9.75%, 04/09/11                                            305
      470      10.00%, 01/23/12                                           470

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

PRINCIPAL
 AMOUNT
  (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Republic of Colombia -- Continued
 $    850      10.75%, 01/15/13                                      $    871
      400      11.75%, 02/25/20, MTN                                      419
                                                                     -----------
                                                                        2,555
             Costa Rica -- 0.8%
             Republic of Costa Rica,
      300      6.91%, 01/31/08, #                                         301
      165      10.00%, 08/01/20                                           182
                                                                     -----------
                                                                          483
             Dominican Republic -- 0.6%
             Dominican Republic,
      130      9.50%, 09/27/06                                            136
      270      9.04%, 01/23/13, #                                         257
                                                                     -----------
                                                                          393
             Ecuador -- 2.0%
             Republic of Ecuador,
      664      12.00%, 11/15/12                                           442
    1,307      6.00%, 08/15/30, SUB                                       634
      275      6.00%, 08/15/30, SUB, #                                    133
                                                                     -----------
                                                                        1,209
             Egypt -- 0.5%
      250    Arab Republic of Egypt, 8.75%, 07/11/11, #                   283

             El Salvador -- 1.0%
             Republic of El Salvador,
      305      7.75%, 01/24/23, #                                         316
      285      8.25%, 04/10/32, #                                         274
                                                                     -----------
                                                                          590
             Lebanon -- 0.6%
      350    Republic of Lebanon, 9.88%, 04/24/06, Ser. E, MTN            359

             Mexico -- 12.4%
      260    Bancomext Trust Division, 11.25%, 05/30/06, #                316
             United Mexican States,
      900      8.63%, 03/12/08                                          1,040
      150      10.38%, 02/17/09, Ser. XW                                  186
      650      9.88%, 02/01/10                                            791
      940      8.38%, 01/14/11                                          1,061
    1,100      7.50%, 01/14/12                                          1,183
      540      11.38%, 09/15/16                                           734
      525      8.13%, 12/30/19                                            557
      670      8.00%, 09/24/22, Ser. A, MTN                               698
      390      11.50%, 05/15/26                                           535
      500      8.30%, 08/15/31, MTN                                       531
                                                                     -----------
                                                                        7,632
             Panama -- 2.6%
             Republic of Panama,
      245      9.63%, 02/08/11                                            265
      325      9.38%, 07/23/12                                            348
      324      5.00%, 07/17/14, FRN                                       285

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

PRINCIPAL
 AMOUNT
  (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Republic of Panama -- Continued
 $    309      2.25%, 07/17/16, FRN                                  $    246
      220      10.75%, 05/15/20                                           245
      175      8.88%, 09/30/27                                            175
                                                                     -----------
                                                                        1,564
             Peru -- 4.1%
             Republic of Peru,
      635      9.13%, 01/15/08                                            667
      235      9.13%, 02/21/12                                            239
      366      9.13%, 02/21/12                                            371
      355      9.88%, 02/06/15                                            369
      545      4.00%, 03/07/17, FRN                                       412
      559      4.50%, 03/07/17, FRN                                       458
                                                                     -----------
                                                                        2,516
             Philippines -- 4.4%
             Republic of Philippines,
      645      8.88%, 04/15/08                                            671
      265      9.00%, 02/15/13                                            259
      170      6.50%, 12/01/17, Ser. B, FRN                               160
      820      9.88%, 01/15/19                                            808
      740      10.63%, 03/16/25                                           759
                                                                     -----------
                                                                        2,657
             Poland -- 0.3%
      157    Republic of Poland, 7.00%, 10/27/14, SUB                     158

             Russia -- 15.3%
             Russian Federation,
      705      10.00%, 06/26/07                                           832
      585      8.25%, 03/31/10                                            644
      444      8.25%, 03/31/10, #                                         488
      650      11.00%, 07/24/18                                           848
      350      12.75%, 06/24/28                                           515
    1,770      5.00%, 03/31/30, SUB                                     1,512
    5,348      5.00%, 03/31/30, SUB, #                                  4,571
                                                                     -----------
                                                                        9,410
             South Africa -- 1.4%
             Republic of South Africa,
      480      9.13%, 05/19/09                                            587
      220      8.50%, 06/23/17                                            263
                                                                     -----------
                                                                          850
             South Korea -- 0.5%
      250    Republic of Korea, 8.88%, 04/15/08                           307

             Trinidad/Tobago -- 0.5%
      250    Republic of Trinidad & Tobago, 9.75%, 07/01/20, #            300

             Tunisia -- 0.2%
      125    Banque Centrale de Tunisie, 7.38%, 04/25/12                  134

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

PRINCIPAL
 AMOUNT
  (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Turkey -- 3.8%
             Republic of Turkey,
 $    180      11.38%, 11/27/06                                      $    194
      360      9.88%, 03/19/08                                            364
      725      12.38%, 06/15/09                                           787
      705      11.75%, 06/15/10                                           745
      195      11.88%, 01/15/30                                           207
                                                                     -----------
                                                                        2,297
             Ukraine -- 0.4%
      231    Republic of Ukraine, 11.00%, 03/15/07                        251

             Venezuela -- 1.8%
             Republic of Venezuela,
    1,071      2.31%, 12/18/07, Ser. DL, FRN                              741
      575      9.25%, 09/15/27                                            352
                                                                     -----------
                                                                        1,093
             -------------------------------------------------------------------
             Total Foreign Government Securities
             (Cost $42,038)                                            47,616
             -------------------------------------------------------------------

             CORPORATE NOTES & BONDS -- 4.5%

             Brazil -- 0.5%
      550    Trikem SA, 10.63%, 07/24/07, #                               308

             Malaysia -- 0.8%
      400    Petroliam Nasional BHD, 7.75%, 08/15/15, #                   462

             Mexico -- 2.6%
      200    BBVA Bancomer Capital Trust I, 10.50%, 02/16/11, #           224
             Pemex Project Funding Master Trust,
      160      7.88%, 02/01/09, MTN, #                                    175
      250      9.13%, 10/13/10                                            286
      340      7.38%, 12/15/14, #                                         345
      100    Petroleos Mexicanos (Yankee), 9.25%, 03/30/18                112
      120    Sanluis Corp. SA de CV, 8.88%, 03/18/08, (d) *                34
      400    Telefonos de Mexico SA de CV, 8.25%, 01/26/06                440
                                                                     -----------
                                                                        1,616
             South Korea -- 0.6%
      290    Woori Financial Group, 12.75%, 03/01/10, SUB                 337
             -------------------------------------------------------------------
             Total Corporate Notes & Bonds
             (Cost $2,751)                                              2,723
             -------------------------------------------------------------------

  SHARES
             WARRANTS -- 0.0% ^

             Mexico -- 0.0% ^
             United Mexican States (Value Recovery Rights),
      250      0.00%, 06/30/03, Ser. A, FRN *                               2
      250      0.00%, 06/30/04, Ser. B, FRN *                               2
      250      0.00%, 06/30/05, Ser. C, FRN *                               1

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 SHARES        ISSUER                                                   VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Mexico -- Continued
      250      0.00%, 06/30/06, Ser. D, FRN *                        $      0^^
      250      0.00%, 06/30/07, Ser. E, FRN *                               0^^
                                                                     -----------
                                                                            5
             Nigeria -- 0.0%^
        1    Central Bank of Nigeria, 0.00%, 11/15/20, FRN *                0^^

             Singapore -- 0.0%^
        0^^  Asia Pulp & Paper Co., LTD, ADR, expires 3/15/05, # *          0^^

             Venezuela -- 0.0%^
        1    Republic of Venezuela (Oil Obligation),
               0.00%, 04/15/20, FRN *                                       0^^
             -------------------------------------------------------------------
             Total Warrants
             (Cost $0)                                                      5
--------------------------------------------------------------------------------
             Total Long-Term Investments
             (Cost $44,839)                                            50,404
--------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS -- 17.4%

 PRINCIPAL
  AMOUNT
   (USD)
-----------------------------------------------------------------------------------
             U.S. TREASURY SECURITY -- 8.2%

 $  5,000    U.S. Treasury Bill, 1.18%, 08/28/03
             (Cost $4,971)                                              4,971

  SHARES
             MONEY MARKET FUND -- 9.2%

    5,590    JPMorgan Prime Money Market Fund (a) +
             (Cost $5,590)                                              5,589
--------------------------------------------------------------------------------
             Total Short-Term Investments
             (Cost $10,561)                                            10,560
--------------------------------------------------------------------------------
             Total Investments -- 100.0%
             (Cost $55,400)                                          $ 60,964
--------------------------------------------------------------------------------

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

SUMMARY OF INVESTMENTS BY INDUSTRY, FEBRUARY 28, 2003

INDUSTRY                                         % OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------
Foreign Government Securities                                77.8%
Money Market Fund                                             9.2
U.S. Treasury Securities                                      8.3
Financial Services                                            1.3
Banking                                                       1.1
Oil & Gas                                                     0.9
Telecommunications                                            0.7
Chemicals                                                     0.5
Other (below 0.5%)                                            0.2
--------------------------------------------------------------------------------
Total                                                       100.0%
--------------------------------------------------------------------------------

Futures Contracts
(Amounts in thousands, except number of contracts)

                                                     NOTIONAL    UNREALIZED
  NUMBER                                             VALUE AT   APPRECIATION
    OF                                 EXPIRATION     2/28/03  (DEPRECIATION)
CONTRACTS  DESCRIPTION                    DATE         (USD)       (USD)
--------------------------------------------------------------------------------
           LONG FUTURES OUTSTANDING
    11     10 Year Treasury Notes      June, 2003      $ 1,269       $ 14

                       See notes to financial statements.

     JPMORGAN GLOBAL STRATEGIC INCOME FUND
     Portfolio of Investments

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT~    ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 84.8%

             U.S. TREASURY SECURITIES -- 0.8%

             U.S. Treasury Notes & Bonds,
 $    100      3.25%, 12/31/03, @                                      $     102
      100      3.25%, 05/31/04, @                                            102
      100      6.63%, 05/15/07, @                                            117
      410      4.38%, 08/15/12 +                                             433
      125      5.50%, 08/15/28, @                                            138
      170      6.25%, 05/15/30 +                                             207
             ----------------------------------------------------------------------
             Total U.S. Treasury Securities
             (Cost $1,060)                                                 1,099
             ----------------------------------------------------------------------

             FOREIGN GOVERNMENT SECURITIES -- 23.0%

             Dominican Republic (Dominican Republic),
      475      9.50%, 09/27/06                                               498
      710      9.04%, 01/23/13, #                                            676
             Federal Republic of Brazil (Brazil),
      155      11.25%, 07/26/07 +                                            134
      222      2.63%, 04/15/09, FRN                                          162
    1,239      8.00%, 04/15/14                                               924
      380      8.88%, 04/15/24                                               233
      660      11.00%, 08/17/40                                              473
             Federal Republic of Germany (Germany),
EUR 1,020      4.25%, 03/14/03, Ser. 01                                    1,100
EUR 1,610      3.25%, 02/17/04, Ser. 130                                   1,750
EUR   550      5.00%, 05/20/05, Ser. 135                                     625
EUR   500      5.00%, 08/19/05, Ser. 136                                     570
EUR 1,100      4.00%, 02/16/07, Ser. 139                                   1,236
EUR   350      5.25%, 01/04/08, Ser. 98                                      414
EUR   880      5.25%, 01/04/11, Ser. 00                                    1,050
EUR   910      4.75%, 07/04/34, Ser. 0301                                    991
      155    Government of Barbados (Barbados),
               8.75%, 06/15/10, # +                                          175
             Government of Canada (Canada),
CAD    20      7.00%, 12/01/06                                                15
CAD    80      8.00%, 06/01/27, Ser. VW17                                     72
             Government of France (France),
EUR   590      5.50%, 04/25/07                                               699
EUR 1,030      5.25%, 04/25/08                                             1,224
EUR   400      5.00%, 04/25/12                                               467
EUR   110      5.75%, 10/25/32                                               138
             Malaysia Government International Bond (Malaysia),
      385      8.75%, 06/01/09 +                                             479
      325      7.50%, 07/15/11                                               380
             National Republic of Bulgaria (Bulgaria),
      307      2.19%, 07/28/11, FRN                                          292
      375      2.19%, 07/28/12, Ser. A, FRN                                  363
      994      8.25%, 01/15/15, #                                          1,133

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT~    ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Republic of Colombia (Colombia),
 $    410      7.63%, 02/15/07                                         $     396
      235      8.63%, 04/01/08                                               229
      180      9.75%, 04/23/09                                               181
      533      9.75%, 04/09/11 +                                             547
      265      10.00%, 01/23/12 +                                            265
      130      10.75%, 01/15/13                                              133
      600      11.75%, 02/25/20, MTN                                         628
             Republic of Costa Rica (Costa Rica),
      185      6.91%, 01/31/08, #                                            185
      310      9.00%, 03/01/11                                               332
      290      10.00%, 08/01/20, # +                                         312
             Republic of El Salvador (El Salvador),
      140      7.75%, 01/24/23, # +                                          145
       35      7.75%, 01/24/23, #                                             36
      290      8.25%, 04/10/32, # +                                          278
       45    Republic of Korea (South Korea), 8.88%, 04/15/08                 55
             Republic of Panama (Panama),
      255      8.25%, 04/22/08                                               265
      370      9.63%, 02/08/11                                               400
      664      2.25%, 07/17/16, FRN                                          528
      230      10.75%, 05/15/20                                              256
      160      9.38%, 01/16/23                                               163
             Republic of Peru (Peru),
      400      9.13%, 01/15/08                                               420
      591      9.13%, 02/21/12                                               600
    1,107      4.50%, 03/07/17, FRN                                          837
      510      4.50%, 03/07/17, FRN                                          418
             Republic of Philippines (Philippines),
      290      8.88%, 04/15/08                                               302
      355      8.38%, 03/12/09                                               357
      225      9.00%, 02/15/13                                               220
       95      9.88%, 01/15/19                                                94
      285      10.63%, 03/16/25                                              292
      389    Republic of Poland (Poland), 7.00%, 10/27/14, SUB               392
             Republic of South Africa (South Africa),
      275      9.13%, 05/19/09                                               336
      580      8.50%, 06/23/17                                               687
      485    Republic of Trinidad & Tobago (Trinidad & Tobago),              583
               9.75%, 07/01/20
             Republic of Turkey (Turkey),
      280      11.38%, 11/27/06                                              302
      185      9.88%, 03/19/08                                               187
      220      12.00%, 12/15/08                                              238
       25      12.38%, 06/15/09                                               27
      260      11.75%, 06/15/10                                              275
      115      11.50%, 01/23/12                                              119
      265      11.88%, 01/15/30                                              281
             Russian Federation (Russia),
      265      10.00%, 06/26/07                                              313
      227      8.25%, 03/31/10                                               249

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT~    ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Russian Federation (Russia) -- Continued
 $    135      11.00%, 07/24/18                                        $     176
       40      12.75%, 06/24/28                                               59
    1,805      5.01%, 03/31/30, SUB                                        1,543
             State of Qatar (Qatar),
      200      9.75%, 06/15/30                                               255
       90      9.75%, 06/15/30, #                                            115
             U.K. Treasury Gilt (United Kingdom),
 GBP  370      6.50%, 12/07/03                                               597
 GBP  230      8.50%, 12/07/05                                               410
 GBP  150      8.00%, 09/27/13                                               312
             United Mexican States (Mexico),
       60      10.38%, 02/17/09, Ser. XW +                                    74
       85      11.38%, 09/15/16                                              116
      140      8.13%, 12/30/19                                               149
      250      6.25%, 12/31/19, Ser. A                                       249
      110      8.00%, 09/24/22, Ser. A, MTN                                  115
      180      11.50%, 05/15/26                                              247
      220      8.30%, 08/15/31, MTN                                          233
             ----------------------------------------------------------------------
             Total Foreign Government Securities
             (Cost $29,803)                                               33,786
             ----------------------------------------------------------------------

             CORPORATE NOTES & Bonds -- 28.9%

             Advertising -- 0.5%
      450    Lamar Advertising Co., 8.63%, 09/15/07 +                        471
      300    RH Donnelley Finance Corp. I, 10.88%, 12/15/12, # (i)           332
                                                                       ------------
                                                                             803
             Aerospace -- 0.5%
      300    BE Aerospace, Inc., 8.88%, 05/01/11, Ser. B +                   194
      500    L-3 Communications Corp., 7.63%, 06/15/12 +                     523
                                                                       ------------
                                                                             717
             Airlines -- 0.8%
      656    Northwest Airlines Corp., 8.07%,
               10/01/19, Ser. 2000-1                                         703
      484    US Airways, Inc., 7.08%, 03/20/21, Ser. 2001-1                  499
                                                                       ------------
                                                                           1,202
             Automotive -- 1.0%
             Ford Motor Credit Co.,
      575      7.38%, 10/28/09 +                                             568
      500      7.88%, 06/15/10 +                                             500
      350    General Motors Acceptance Corp., 6.88%, 09/15/11 +              351
                                                                       ------------
                                                                           1,419
             Banking -- 0.4%
       50    Bangko Sentral ng Philipinas (Philippines) (Yankee),
               8.60%, 06/15/27, Ser. A +                                      42
      250    First Union National Bank, 7.80%, 08/18/10 +                    307
             Korea Development Bank (South Korea),
      160      7.13%, 04/22/04                                               169
      110      7.38%, 09/17/04                                               118
                                                                       ------------
                                                                             636

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT~    ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Broadcasting/Cable -- 1.0%
 $    280    British Sky Broadcasting PLC (United Kingdom)
               (Yankee), 6.88%, 02/23/09 +                             $     296
      500    EchoStar DBS Corp., 9.38%, 02/01/09 +                           533
      200    DirecTV Holdings LLC, 8.38%, 03/15/13, # +                      211
      500    Mediacom LLC/Mediacom Capital Corp.,
               9.50%, 01/15/13 +                                             489
                                                                       ------------
                                                                           1,529
             Business Services -- 0.3%
      400    Iron Mountain, Inc., 8.63%, 04/01/13 +                          422

             Chemicals -- 1.0%
      300    Avecia Group PLC (United Kingdom),
               11.00%, 07/01/09 +                                            240
       80    Equistar Chemicals LP/Equistar Funding Corp.,
               10.13%, 09/01/08 +                                             72
      150    Huntsman ICI Chemicals LLC, 10.13%, 07/01/09 +                  127
      250    Lyondell Chemical Co., 10.88%, 05/01/09 +                       214
      200    Noveon, Inc., 11.00%, 02/28/11, Ser. B                          221
      500    The Scotts Co., 8.63%, 01/15/09                                 532
                                                                       ------------
                                                                           1,406
             Construction -- 0.9%
      375    D.R. Horton, Inc., 9.38%, 03/15/11 +                            389
             Standard-Pacific Corp.,
      300      8.50%, 04/01/09                                               311
      265      9.50%, 09/15/10                                               285
      300    Terex Corp., 10.38%, 04/01/11, Ser. B                           300
                                                                       ------------
                                                                           1,285
             Consumer Products -- 0.4%
      500    Playtex Products, Inc., 9.38%, 06/01/11                         540

             Consumer Services -- 0.2%
      250    Service Corp. International, 6.00%, 12/15/05                    243

             Diversified -- 0.4%
      650    Tyco International Group SA (Luxembourg)
               (Yankee), 6.38%, 10/15/11                                     605

             Electronics/Electrical Equipment -- 0.4%
      450    Flextronics International LTD (Singapore) (Yankee),
               9.88%, 07/01/10 +                                             491
      150    Sanmina-SCI Corp., 10.38%, 01/15/10, #                          158
                                                                       ------------
                                                                             649
             Entertainment/Leisure -- 0.2%
      240    Six Flags, Inc., 0.00%, 04/01/08, SUB                           228

             Environmental Services -- 0.2%
      250    Allied Waste North America,
               10.00%, 08/01/09, Ser. B +                                    254

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT~    ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Financial Services -- 6.1%
 $    300    Capital One Financial Corp., 8.75%, 02/01/07 +            $     302
    1,000    Core Investment Grade Bond Trust I,
               4.73%, 11/30/07 +                                           1,035
      750    Destination Film Funding Corp., 6.25%, 10/15/03, # + (i)        623
      325    Erac USA Finance Co., 9.13%, 12/15/04, MTN, # +                 357
      250    H&E Equipment Services LLC/H&E Finance Corp.,
               11.13%, 06/15/12 +                                            183
      200    ING Capital Funding Trust III, 8.44%, 12/31/10, FRN +           236
             Morgan Stanley Tracers (Traded Custody Receipts),
    1,943      5.88%, 03/01/07, FRN, # +                                   2,109
    1,500      6.80%, 06/15/12, # +                                        1,689
      220      7.70%, 03/01/32, FRN, # +                                     259
      600    Morgan Stanley, 6.75%, 04/15/11                                 677
      400    Nexstar Finance LLC/Nexstar Finance, Inc.,
               12.00%, 04/01/08                                              440
             Pemex Project Funding Master Trust (Mexico),
      175      8.50%, 02/15/08                                               195
       95      6.13%, 08/15/08, MTN, #                                        96
      120      8.00%, 11/15/11, MTN, #                                       128
       90      7.38%, 12/15/14, #                                             92
      250    UBS Preferred Funding Trust I, 8.62%, 10/29/49, FRN             307
      300    Yell Finance BV (The Netherlands),
               10.75%, 08/01/11                                              329
                                                                       ------------
                                                                           9,057
             Food/Beverage Products -- 0.8%
      500    Del Monte Corp., 9.25%, 05/15/11, Ser. B +                      520
      350    Smithfield Foods, Inc., 7.63%, 02/15/08                         334
      250    Swift & Co., 10.13%, 10/01/09, #                                246
                                                                       ------------
                                                                           1,100
             Health Care/Health Care Services -- 0.7%
      300    Alliance Imaging, Inc., 10.38%, 04/15/11 +                      307
      500    Fresenius Medical Care Capital Trust IV,
               7.88%, 06/15/11 +                                             500
      700    Mariner Health Group, Inc.,
               9.50%, 04/01/06, Ser. B (f) +                                   0^^
      250    Triad Hospitals, Inc., 8.75%, 05/01/09, Ser. B                  265
                                                                       ------------
                                                                           1,072
             Hotels/Other Lodging -- 0.9%
      200    Ameristar Casinos, Inc., 10.75%, 02/15/09 +                     214
      100    Mandalay Resort Group, 10.25%, 08/01/07, Ser. B +               107
             MGM Mirage, Inc.,
      380      9.75%, 06/01/07 +                                             408
      300      8.38%, 02/01/11 +                                             315
      200    Station Casinos, Inc., 9.88%, 07/01/10                          217
                                                                       ------------
                                                                           1,261
             Manufacturing -- 0.1%
      200    Sun World International, 11.25%,
               04/15/04, Ser. B, (d) *                                       132

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT~    ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Multi-Media -- 1.4%
 $    400    American Media Operation, Inc.,
               10.25%, 05/01/09, Ser. B +                              $     428
      500    Insight Communications Inc., 0.00%, 02/15/11, SUB +             325
      154    Lin Holdings Corp., 0.00%, 03/01/08, SUB +                      162
      250    Nextmedia Operating, Inc., 10.75%, 07/01/11                     269
      300    Paxson Communications Corp., 0.00%, 01/15/09, SUB               219
      500    Primedia, Inc., 8.88%, 05/15/11                                 477
      200    Radio One, Inc., 8.88%, 07/01/11, Ser. B                        215
                                                                       ------------
                                                                           2,095
             Office/Business Equipment -- 0.1%
      150    Xerox Corp., 9.75%, 01/15/09, #                                 155

             Oil & Gas -- 2.4%
      500    Chesapeake Energy Corp., 8.13%, 04/01/11 +                      523
      140    Compagnie Generale de Geophysique SA (France),
               10.63%, 11/15/07 +                                            126
      200    Frontier Oil Corp., 11.75%, 11/15/09 +                          215
      250    Key Energy Services, Inc., 8.38%, 03/01/08, Ser. C +            264
      500    Lasmo USA, Inc., 7.50%, 06/30/06 +                              570
      300    Newpark Resources, Inc., 8.63%, 12/15/07, Ser. B                293
      165    Petroleos Mexicanos (Mexico), 8.85%, 09/15/07                   189
             Petroliam Nasional BHD (Malaysia),
      210      7.75%, 08/15/15, #                                            243
       35      7.75%, 08/15/15                                                40
      400    Plains Exploration & Production Co., 8.75%,
               07/01/12, Ser. B                                              417
      200    Pogo Producing Co., 8.25%, 04/15/11, Ser. B                     214
      500    Westport Resources Corp., 8.25%, 11/01/11                       526
                                                                       ------------
                                                                           3,620
             Packaging -- 1.1%
             Crown European Holdings SA (France),
      250      9.50%, 03/01/11, # +                                          250
      250      10.88%, 03/01/13, # +                                         252
      400    Owens-Brockway Glass Container, Inc.,
               8.88%, 02/15/09                                               407
      350    Riverwood International Corp., 10.63%, 08/01/07                 359
      250    Stone Container Corp., 9.75%, 02/01/11                          272
                                                                       ------------
                                                                           1,540
             Paper/Forest Products -- 0.7%
      150    Caraustar Industries, Inc., 9.88%, 04/01/11 +                   155
             Georgia-Pacific Corp.,
      125      8.88%, 02/01/10, # +                                          124
      305      9.50%, 12/01/11 +                                             293
      500    Tembec Industries, Inc. (Canada), 8.50%, 02/01/11               503
                                                                       ------------
                                                                           1,075
             Pipelines -- 0.5%
             El Paso Corp.,
      380      6.75%, 05/15/09 +                                             287

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT~    ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             El Paso Corp. -- Continued
 $    500      7.88%, 06/15/12, # +                                    $     380
                                                                       ------------
                                                                             667
             Printing & Publishing -- 0.3%
      400    Von Hoffmann Press, Inc., 10.25%, 03/15/09                      392

             Real Estate Investment Trust -- 0.8%
      180    Host Marriott LP, 9.25%, 10/01/07, Ser. G +                     175
      300    MeriStar Hospitality Corp., 9.13%, 01/15/11 +                   242
      200    MeriStar Hospitality Operating Partnership
               LP/MeriStar Hospitality Finance Corp.,
               10.50%, 06/15/09 +                                            171
      500    Ventas Realty LP/Ventas Capital Corp.,
               9.00%, 05/01/12                                               530
                                                                       ------------
                                                                           1,118
             Restaurants/Food Services -- 0.2%
      250    Yum! Brands, Inc., 8.88%, 04/15/11                              274

             Retailing -- 0.4%
      350    Buffets, Inc., 11.25%, 07/15/10 +                               308
      150    JC Penney Co., Inc., 7.60%, 04/01/07                            153
      185    The Gap, Inc., 6.90%, 09/15/07 +                                187
                                                                       ------------
                                                                             648
             Semi-Conductors -- 0.1%
       95    AMI Semiconductor, Inc., 10.75%, 02/01/13, # +                   93
       50    Fairchild Semiconductor International, Inc.,
               10.38%, 10/01/07 +                                             53
                                                                       ------------
                                                                             146
             Shipping/Transportation -- 0.8%
      800    Teekay Shipping Corp. (Bahamas), 8.88%, 07/15/11                844
      300    Union Pacific Corp., 6.65%, 01/15/11                            342
                                                                       ------------
                                                                           1,186
             Steel -- 0.2%
      300    AK Steel Corp., 7.75%, 06/15/12 +                               290

             Telecommunications -- 1.8%
      150    AT&T Wireless Services, Inc., 7.88%, 03/01/11 +                 159
      255    Deutsche Telekom International Finance BV
               (The Netherlands), 8.50%, 06/15/10, SUB +                     297
      280    Insight Midwest LP/Insight Capital, Inc.,
               10.50%, 11/01/10 +                                            283
       75    Koninklijke KPN NV (The Netherlands),
               8.00%, 10/01/10                                                89
      500    Nextel Communications, Inc., 9.38%, 11/15/09                    503
      400    Rogers Wireless Communications, Inc. (Canada),
               9.63%, 05/01/11                                               404
      200    Sprint Capital Corp., 6.90%, 05/01/19                           170
      500    TCI Communications, Inc., 8.75%, 08/01/15                       603
      200    TSI Telecommunication Services, Inc.,
               12.75%, 02/01/09, Ser. B                                      180
                                                                       ------------
                                                                           2,688

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT~    ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Transportation -- 0.2%
 $    225    CP Ships LTD (Canada), 10.38%, 07/15/12 +                 $     236

             Utilities -- 1.1%
      290    Allegheny Energy Supply, 8.75%, 04/15/12, # +                   213
      210    Aquila, Inc., 11.88%, 07/01/12, # +                             155
             Calpine Corp.,
      225      7.88%, 04/01/08 +                                             104
      510      8.50%, 02/15/11 +                                             245
             CMS Energy Corp.,
      160      7.50%, 01/15/09 +                                             133
       40      8.50%, 04/15/11 +                                              33
             The AES Corp.,
      240      8.75%, 06/15/08 +                                             174
      225      8.88%, 02/15/11 +                                             160
      400    Westar Energy, Inc., 7.88%, 05/01/07                            417
                                                                       ------------
                                                                           1,634
             ----------------------------------------------------------------------
             Total Corporate Notes & Bonds
             (Cost $41,988)                                               42,324
             ----------------------------------------------------------------------

             RESIDENTIAL MORTGAGE BACKED SECURITIES -- 13.2%

             Collateralized Mortgage Obligations -- 0.2%
    5,751    Credit Suisse First Boston Mortgage Securities
               Corp., 1.01%, 06/25/20, Ser. 1997-2X, FRN, IO, # +            195
      104    DLJ Mortgage Acceptance Corp., 12.11%,
               07/28/27, Ser. 1997-D, FRN, # +                               105
                                                                       ------------
                                                                             300
             Mortgage Backed Pass-Through Securities -- 13.0%
             Federal National Mortgage Association,
    3,000      5.50%, 03/25/33, TBA                                        3,069
    8,000      6.00%, 03/25/33, TBA                                        8,318
    7,300      6.50%, 03/25/33, TBA                                        7,633
                                                                       ------------
                                                                          19,020
             ----------------------------------------------------------------------
             Total Residential Mortgage Backed Securities
             (Cost $19,245)                                               19,320
             ----------------------------------------------------------------------

             COMMERCIAL MORTGAGE BACKED SECURITIES -- 7.3%

      330    COMM, 2.62%, 12/16/11, Ser. 2000-FL1A,
               Class H, FRN, # +                                             330
             Credit Suisse First Boston Mortgage Securities Corp.,
    1,155      7.29%, 09/15/09, Ser. 1999-C1, Class A2 +                   1,355
      300      6.38%, 12/16/35, Ser. 2001-CK1, Class A3 +                    337
    1,035    First Union Commercial Mortgage Trust,
               5.73%, 10/15/35, Ser. 1999-C1, Class A +                    1,111
    1,200    Heller Financial Commercial Mortgage Asset Corp.,
               6.85%, 05/15/31, Ser. 1999-PH1, Class A2 +                  1,381
             Morgan Stanley Capital I,
      300      7.93%, 12/03/05, Ser. 2000-HG, Class E, FRN, # +              327
    1,000      7.70%, 10/03/30, Ser. 1997-XL1 G, # +                         990

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT~    ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

 $  1,330  Morgan Stanley Dean Witter Capital I, 6.09%,
               04/15/34, Ser. 2002-HQ, Class A2                        $   1,480
    1,440    Nomura Asset Securities Corp., 6.59%, 03/15/30,
               Ser. 1998-D6, Class A1B                                     1,641
    1,500    PNC Mortgage Acceptance Corp., 6.36%, 03/12/34,
               Ser. 2001-C1, Class A2                                      1,700
             -------------------------------------------------------------------
             Total Commercial Mortgage Backed Securities
             (Cost $9,542)                                                10,652
             -------------------------------------------------------------------

             PRIVATE PLACEMENTS -- 11.6%

             Co-op Apartments -- 7.5%
    2,662    127-129-131 West 96th Street Note, 6.85%,
               12/01/18, #, (f) (i)                                        2,937
    1,494    127-129-131 West 96th Street Note, 6.85%,
               11/01/27, #, (f) (i)                                        1,648
    1,005    14-16 East 17th St., Secured By First Mortgage and
               Agreement on Co-op Apartment Building
               in Brooklyn, New York, 7.00%, 03/01/12, #, (f) (i)          1,008
    1,409    270 5th Ave., Secured by First Mortgage and
               Agreement on Co-op Apartment Building in
               Brooklyn, New York, 6.93%, 08/01/18, #, (f) (i)             1,561
      559    3512 Oxford Ave., Secured By First Mortgage and
               Agreement on Co-op Apartment Building in
               Riverdale, New York, 8.45%, 06/01/17, #, (f) (i)              667
      514    42 155th Street, 7.00%, 01/01/14, #, (f) (i) +                  581
      761    421 West 57TH Street Owners Co.,
               8.98%, 07/01/22, #, (f) (i) +                                 912
      444    482 East 9th St., Kensington Gardens Corp.,
               Secured By First Mortgage and Agreement
               on Co-op Apartment Building in New York City,
               6.85%, 12/01/18, #, (f) (i) +                                 481
      560    Greystone Tenants, 8.50%, 06/01/17, #, (f) (i)                  653
      459    Our House Mercer, 7.49%, 04/01/23, #, (f) (i)                   537
                                                                       ------------
                                                                          10,985
             Conventional Multi-Family -- 4.1%
    1,453    PC Bel Clare Estates, 6.81%, 08/01/18, #, (f) (i) +           1,642
    1,233    PC Northstar Terrace, 6.63%, 10/01/18, #, (f) (i)             1,346
    1,563    PC Shangri La MHC Co., 6.40%, 10/01/08, #, (f) (i)            1,723
    1,214    Three Lakes Estate, 6.06%, 10/01/13, #, (f) (i)               1,292
                                                                       ------------
                                                                           6,003
             ----------------------------------------------------------------------
             Total Private Placements
             (Cost $15,339)                                               16,988
             ----------------------------------------------------------------------

  SHARES
             WARRANTS -- 0.0% ^

             Foreign Government Securities -- 0.0% ^
        1    Republic of Venezuela (Oil Obligation) (Venezuela),
               0.00%, 04/15/20, FRN *                                          0^^

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

  SHARES     ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Foreign Government Securities -- Continued
             United Mexican States (Value Recovery Rights)
               (Mexico),
 $  2,732      0.00%, 06/30/03, Ser. A, FRN *                          $      18
      231      0.00%, 06/30/04, Ser. B, FRN *                                  2
      231      0.00%, 06/30/05, Ser. C, FRN *                                  0^^
      231      0.00%, 06/30/06, Ser. D, FRN *                                  0^^
             ----------------------------------------------------------------------
             Total Warrants
             (Cost $33)                                                       20
-----------------------------------------------------------------------------------
             Total Long-Term Investments
             (Cost $117,010)                                             124,189
-----------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS -- 15.2%

 PRINCIPAL
  AMOUNT~
             U.S. TREASURY SECURITY -- 0.0% ^

       20    U.S. Treasury Bill, 1.17%, 04/10/03 +                            20
             (Cost $20)

             FOREIGN GOVERNMENT SECURITY -- 1.4%

EUR 1,950    Netherlands Treasury Certificate (The Netherlands),
               0.00%, 03/31/03 +
             (Cost $2,078)                                                 2,096

  SHARES
             MONEY MARKET FUND -- 13.8%

   20,143    JPMorgan Prime Money Market Fund (a) +
             (Cost $20,143)                                               20,143
-----------------------------------------------------------------------------------
             Total Short-Term Investments
             (Cost $22,241)                                               22,259
-----------------------------------------------------------------------------------
             Total Investments -- 100.0%
             (Cost $139,251)                                           $ 146,448
-----------------------------------------------------------------------------------

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

SUMMARY OF INVESTMENTS BY COUNTRY, FEBRUARY 28, 2003

COUNTRY                                          % OF INVESTMENT SECURITIES
---------------------------------------------------------------------------
United States                                                71.2%
Germany                                                       5.3
France                                                        2.2
The Netherlands                                               1.9
Colombia                                                      1.6
Russia                                                        1.6
Peru                                                          1.5
Brazil                                                        1.3
Mexico                                                        1.3
United Kingdom                                                1.3
Bulgaria                                                      1.2
Panama                                                        1.1
Turkey                                                        1.0
Philippines                                                   0.9
Canada                                                        0.8
Dominican Republic                                            0.8
Malaysia                                                      0.8
South Africa                                                  0.7
Bahamas                                                       0.6
Costa Rica                                                    0.6
Other (below 0.5%)                                            2.3
---------------------------------------------------------------------------
Total                                                       100.0%
---------------------------------------------------------------------------

Futures Contracts
(Amounts in thousands, except number of contracts)

                                                          NOTIONAL   UNREALIZED
  NUMBER                                                  VALUE AT  APPRECIATION
    OF                                    EXPIRATION       2/28/03 (DEPRECIATION)
CONTRACTS    DESCRIPTION                     DATE           (USD)       (USD)
---------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING

     6       Euro-BOBL                     June, 2003     $   675       $  1
     2       Euro-BUND                     June, 2003         232         --^^
    86       Treasury Bonds                June, 2003       9,844        206
    12       5 Year Treasury Notes         June, 2003       1,364         10
             SHORT FUTURES OUTSTANDING

   (32)      5 Year Treasury Notes         June, 2003      (3,639)       (30)
  (255)      10 Year Treasury Notes        June, 2003     (29,421)      (347)

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

                                                               NET UNREALIZED
                                    SETTLEMENT      VALUE       APPRECIATION
                       SETTLEMENT     VALUE      AT 2/28/03    (DEPRECIATION)
   CONTRACTS TO BUY       DATE        (USD)         (USD)          (USD)
-----------------------------------------------------------------------------
       1,660  EUR       3/24/03     $   1,782    $   1,788        $    6

                                                               NET UNREALIZED
                                    SETTLEMENT     VALUE        APPRECIATION
                       SETTLEMENT     VALUE     AT 2/28/03     (DEPRECIATION)
   CONTRACTS TO SELL      DATE        (USD)        (USD)           (USD)
-----------------------------------------------------------------------------
          87  CAD       3/24/03     $      56    $      58        $   (2)
      13,323  EUR       3/24/03        14,341       14,348            (7)
         793  GBP       3/24/03         1,283        1,247            36
                                    ---------    ---------        ------
                                    $  15,680    $  15,653        $   27
                                    =========    =========        ======

                       See notes to financial statements.

     JPMORGAN INTERMEDIATE BOND FUND
     Portfolio of Investments

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 66.4%

             U.S. TREASURY SECURITIES -- 10.8%

             U.S. Treasury Notes & Bonds,
$   1,050      2.13%, 10/31/04 @                                       $   1,063
   22,630      4.00%, 11/15/12 @                                          23,213
   14,000      7.25%, 08/15/22 +                                          18,577
    9,000      6.88%, 08/15/25 +                                          11,613
   27,245      6.38%, 08/15/27 +                                          33,413
      410      6.25%, 05/15/30 +                                             500
      370      5.38%, 02/15/31 +                                             410
             ----------------------------------------------------------------------
             Total U.S. Treasury Securities
             (Cost $85,742)                                               88,789
             ----------------------------------------------------------------------

             U.S. GOVERNMENT AGENCY SECURITIES -- 1.7%

    5,720    Federal Home Loan Mortgage Corp.,
               4.25%, 06/15/05 +                                           6,044
    6,090    Federal National Mortgage Association,
               7.13%, 01/15/30 +                                           7,698
             ----------------------------------------------------------------------
             Total U.S. Government Agency Securities
             (Cost $12,599)                                               13,742
             ----------------------------------------------------------------------

             FOREIGN GOVERNMENT SECURITIES -- 0.5%

      850    Province of Quebec (Canada), 7.50%, 09/15/29                  1,102
      885    Region of Lombardy (Italy), 5.80%, 10/25/32                     952
             United Mexican States (Mexico),
      675      11.38%, 09/15/16                                              918
      450      8.13%, 12/30/19                                               477
      450      8.30%, 08/15/31, MTN                                          477
             ----------------------------------------------------------------------
             Total Foreign Government Securities
             (Cost $3,424)                                                 3,926
             ----------------------------------------------------------------------

             CORPORATE NOTES & Bonds -- 14.7%

             Aerospace -- 0.3%
      585    Northrop Grumman Corp., 7.75%, 02/15/31                         716
      430    Raytheon Co., 6.55%, 03/15/10                                   469
      520    The Boeing Co., 5.13%, 02/15/13 +                               523
      900    United Technologies Corp., 6.10%, 05/15/12                    1,019
                                                                       ------------
                                                                           2,727
             Automotive -- 0.9%
      135    DaimlerChrysler N.A. Holding Corp.,
               7.75%, 01/18/11 +                                             155
             Ford Motor Credit Co.,
      425      6.50%, 01/25/07                                               424
    3,110      7.38%, 02/01/11                                             3,019
             General Motors Acceptance Corp.,
      525      6.88%, 09/15/11                                               526
      820      8.00%, 11/01/31                                               824
    2,070    General Motors Corp., 7.20%, 01/15/11                         2,108
                                                                       ------------
                                                                           7,056

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Banking -- 1.9%
$     545    Abbey National Capital Trust I,
               8.96%, 12/31/49, FRN +                                  $     688
    1,555    ABN-Amro North American Holding Preferred
               Capital Repackage Trust I, 6.25%, 12/29/49, FRN, # +        1,680
             Bank of America Corp.,
      975      7.40%, 01/15/11 +                                           1,162
      415      4.88%, 09/15/12 +                                             425
             Barclays Bank PLC (United Kingdom),
      570      6.86%, 09/29/49, FRN, # +                                     604
      935      8.55%, 12/31/49, FRN, # +                                   1,154
      410    Den Norske Bank ASA (Norway),
               7.73%, 12/31/49, FRN, # +                                     479
      640    Deutsche Bank Financial LLC, 5.38%, 03/02/15 +                  650
      650    ForeningsSparbanken AB (Sweden),
               9.00%, 12/31/49, FRN, #                                       792
      840    Golden West Financial Corp., 4.75%, 10/01/12                    856
      800    KBC Bank Fund Trust III, 9.86%, 12/31/49, FRN, #                997
      475    National City Bank, 6.20%, 12/15/11                             535
    1,045    Nordea Bank AB (Sweden), 8.95%, 12/31/49, FRN, #              1,275
      965    Royal Bank of Scotland Group PLC
               (United Kingdom), 7.65%, 12/31/49, FRN                      1,152
      320    Standard Chartered Bank (United Kingdom),
               8.00%, 05/30/31, #                                            381
      765    SunTrust Banks, Inc., 6.38%, 04/01/11                           871
      690    U.S. Bank N.A., 6.38%, 08/01/11                                 786
             Wells Fargo & Co.,
      655      5.13%, 09/01/12                                               690
      295      5.00%, 11/15/14                                               306
                                                                       ------------
                                                                          15,483
             Broadcasting/Cable -- 0.0%^
      325    COX Communications, Inc., 6.75%, 03/15/11 +                     359

             Chemicals -- 0.0%^
      315    The Dow Chemical Co., 7.38%, 11/01/29 +                         334

             Construction -- 0.0%^
      345    Pulte Homes, Inc., 6.25%, 02/15/13                              360

             Diversified -- 0.5%
             General Electric Capital Corp.,
    2,635      5.88%, 02/15/12, Ser. A, MTN                                2,849
      740      6.75%, 03/15/32, Ser. A, MTN                                  844
      325    General Electric Co., 5.00%, 02/01/13                           335
                                                                       ------------
                                                                           4,028
             Financial Services -- 4.6%
             American General Finance Corp.,
      310      4.50%, 11/15/07, Ser. H, MTN +                                324
      725      5.38%, 10/01/12, Ser. H, MTN +                                753
    1,590    CIT Group, Inc., 5.50%, 11/30/07 +                            1,649
    1,835    Citigroup, Inc., 7.25%, 10/01/10 +                            2,165

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                      VALUE
----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Financial Services -- Continued
$   1,125    Countrywide Home Loans, Inc.,
               5.63%, 05/15/07, Ser. K, MTN +                          $   1,218
             Credit Suisse First Boston USA, Inc.,
      285      6.13%, 11/15/11 +                                             303
       30      6.50%, 01/15/12 +                                              33
      465      7.13%, 07/15/32 +                                             514
      610    FleetBoston Financial Corp., 7.25%, 09/15/05                    683
             Goldman Sachs Group, Inc.,
      655      6.60%, 01/15/12                                               731
       30      5.70%, 09/01/12                                                32
      570      6.13%, 02/15/33                                               573
             Household Finance Corp.,
    2,045      6.40%, 06/17/08, MTN                                        2,266
      560      8.00%, 07/15/10                                               661
      615      7.00%, 05/15/12                                               696
      205      6.38%, 11/27/12                                               224
    2,635    HSBC Capital Funding LP (Channel Islands),
               9.55%, 12/31/49, FRN, #                                     3,329
      690    ING Capital Funding Trust III, 8.51%, 12/31/49, FRN             815
      670    John Hancock Funds, 6.50%, 03/01/11, #                          750
      630    Lehman Brothers Holdings, Inc., 6.63%, 01/18/12                 712
             Morgan Stanley,
      550      5.80%, 04/01/07                                               603
      575      6.75%, 04/15/11                                               649
      785    Pemex Project Funding Master Trust (Mexico),
               8.50%, 02/15/08                                               876
      925    Principal Life Global Funding I, 5.25%, 01/15/13, #             949
      535    Prudential Holdings LLC, 8.70%, 12/18/23, #                     639
             Targeted Return Index (TRAINS),
    1,172      5.94%, 01/25/07, Ser. 2002-5, FRN, #                        1,260
    9,329      6.96%, 01/15/12, Ser. 2002-10, FRN, #                      10,545
      535    The Bear Stearns Companies, Inc., 5.70%, 11/15/14 +             564
    1,285    UBS Preferred Funding Trust I, 8.62%, 10/29/49, FRN           1,576
      785    Washington Mutual Bank FA, 6.88%, 06/15/11                      900
      585    Washington Mutual, Inc., 4.38%, 01/15/08                        613
                                                                       ------------
                                                                          37,605
             Food/Beverage Products -- 0.2%
      650    Archer-Daniels Midland Co., 5.94%, 10/01/32 +                   673
      220    ConAgra Foods, Inc., 6.75%, 09/15/11 +                          254
      285    Kellogg Co., 6.60%, 04/01/11, Ser. B                            325
      530    Kraft Foods, Inc., 6.25%, 06/01/12                              598
                                                                       ------------
                                                                           1,850
             Insurance -- 0.4%
      465    AIG SunAmerica Global Financing IX,
               6.90%, 03/15/32, # +                                          545
      875    AXA (France), 8.60%, 12/15/30 +                               1,007
    1,010    Metlife, Inc., 6.13%, 12/01/11                                1,120

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Insurance -- Continued
             Nationwide Financial Services Inc.,
$     205      6.25%, 11/15/11                                         $     219
      495      5.90%, 07/01/12                                               518
                                                                       ------------
                                                                           3,409
             Machinery & Engineering Equipment -- 0.1%
      375    Deere & Co., 6.95%, 04/25/14 +                                  444

             Multi-Media -- 0.4%
    1,090    AOL Time Warner, Inc., 7.63%, 04/15/31 +                      1,149
      155    News America Holdings, Inc., 8.25%, 08/10/18                    178
      460    News America, Inc., 7.25%, 05/18/18                             497
      615    Time Warner Entertainment Co., LP, 8.38%, 03/15/23              711
      325    Viacom, Inc., 7.88%, 07/30/30                                   413
                                                                       ------------
                                                                           2,948
             Oil & Gas -- 0.8%
      205    Alberta Energy Co., LTD (Canada) (Yankee),
               7.38%, 11/01/31 +                                             247
      335    Amerada Hess Corp., 7.88%, 10/01/29 +                           379
      310    Anadarko Finance Co., 6.75%, 05/01/11, Ser. B +                 354
      750    Anadarko Petroleum Corp., 6.13%, 03/15/12 +                     831
      750    Conoco Funding Co. (Canada), 7.25%, 10/15/31 +                  891
      375    ConocoPhillips, 5.90%, 10/15/32, # +                            377
      915    Devon Financing Corp. ULC, 7.88%, 09/30/31 +                  1,109
      800    Lasmo USA, Inc., 7.30%, 11/15/27                                966
             Occidental Petroleum Corp.,
      520      4.25%, 03/15/10, MTN                                          520
      295      6.75%, 01/15/12                                               338
      430    Transocean, Inc., 7.50%, 04/15/31                               512
      190    Valero Energy Corp., 6.88%, 04/15/12                            202
                                                                       ------------
                                                                           6,726
             Paper/Forest Products -- 0.4%
             International Paper Co.,
      465      6.75%, 09/01/11                                               525
      775      5.85%, 10/30/12, #                                            827
       95    MeadWestvaco Corp., 6.85%, 04/01/12                             107
             Westvaco Corp.,
       95      8.20%, 01/15/30                                               115
      390      7.95%, 02/15/31                                               460
             Weyerhaeuser Co.,
      805      6.75%, 03/15/12                                               888
      100      7.38%, 03/15/32                                               112
                                                                       ------------
                                                                           3,034
             Pipelines -- 0.2%
      210    Kinder Morgan Energy Partners LP, 7.40%, 03/15/31               239
      665    Kinder Morgan, Inc., 6.50%, 09/01/12                            726
      285    TransCanada Pipelines LTD (Canada) (Yankee),
               8.63%, 05/15/12                                               359
                                                                       ------------
                                                                           1,324

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Retailing -- 0.3%
$     205    Federated Department Stores, Inc., 6.63%, 04/01/11        $     226
             Kroger Co.,
      660      6.80%, 04/01/11                                               736
      440      7.50%, 04/01/31                                               502
      100    Lowe's Companies, Inc., 6.88%, 02/15/28                         114
      720    Safeway, Inc., 6.50%, 03/01/11                                  799
      165    The May Department Stores Co., 6.90%, 01/15/32                  175
                                                                       ------------
                                                                           2,552
             Shipping/Transportation -- 0.5%
    1,185    Burlington Northern Santa Fe Corp.,
               6.75%, 07/15/11 +                                           1,367
      680    CSX Corp., 6.30%, 03/15/12 +                                    758
      790    Norfolk Southern Corp., 6.75%, 02/15/11                         910
    1,185    Union Pacific Corp., 6.65%, 01/15/11                          1,351
                                                                       ------------
                                                                           4,386
             Telecommunications -- 2.2%
      837    AT&T Broadband Corp., 8.38%, 03/15/13 +                         998
             AT&T Corp.,
       34      6.00%, 03/15/09 +                                              34
      485      7.80%, 11/15/11 +                                             526
      290      8.50%, 11/15/31 +                                             314
             AT&T Wireless Services, Inc.,
      730      7.88%, 03/01/11 +                                             776
      460      8.75%, 03/01/31 +                                             489
      485    BellSouth Capital Funding, 7.75%, 02/15/10 +                    583
    1,060    British Telecom PLC (United Kingdom),
               8.625%, 12/15/30, SUB +                                     1,369
      680    Cingular Wireless LLC, 6.50%, 12/15/11 +                        737
      570    Citizens Communications Co., 9.25%, 05/15/11 +                  705
      635    Deutsche Telekom International Finance BV
               (The Netherlands), 8.00%, 06/15/10, SUB +                     740
             France Telecom SA (France),
      340      9.25%, 03/01/11, SUB                                          403
      710      10.00%, 03/01/31, SUB                                         914
      335    Koninklijke KPN NV (The Netherlands),
               8.00%, 10/01/10                                               397
      500    SBC Communications, Inc., 6.25%, 03/15/11                       557
             Sprint Capital Corp.,
    1,140      7.63%, 01/30/11                                             1,106
       85      8.75%, 03/15/32                                                82
             TCI Communications, Inc.,
      415      7.88%, 02/15/26                                               446
      720      7.13%, 02/15/28                                               720
      915    Telefonica Europe BV (The Netherlands),
               7.75%, 09/15/10                                             1,077
             Verizon Global Funding Corp.,
      320      7.38%, 09/01/12                                               378
      500      7.75%, 12/01/30                                               604
    1,990    Verizon New York, Inc., 6.88%, 04/01/12, Ser. A               2,287

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Telecommunications -- Continued
$     985    Vodafone Group PLC (United Kingdom),
               7.75%, 02/15/10                                         $   1,179
                                                                       ------------
                                                                          17,421
             Utilities -- 1.0%
      405    AEP Texas Central Co., 5.50%, 02/15/13, # +                     414
      450    Columbus Southern Power Co., 5.50%, 03/01/13, # +               466
      935    Consolidated Edison Company of New York,
               5.63%, 07/01/12, Ser. 2002-A +                              1,017
             Constellation Energy Group, Inc.,
      345      6.35%, 04/01/07 +                                             375
      200      7.00%, 04/01/12 +                                             223
    1,270    Dominion Resources, Inc., 8.13%, 06/15/10, Ser. A +           1,522
             Duke Energy Corp.,
      215      3.75%, 03/05/08, # +                                          217
      460      6.25%, 01/15/12 +                                             483
      785    Florida Power & Light Co., 4.85%, 02/01/13                      820
      435    MidAmerican Energy Holdings Co., 6.75%, 12/30/31                478
             National Rural Utilities Cooperative Finance Corp.,
      500      6.13%, 05/15/05                                               541
      910      3.88%, 02/15/08                                               924
      205      7.25%, 03/01/12, Ser. C, MTN                                  240
      695    Pepco Holdings, Inc., 6.45%, 08/15/12, #                        763
       15    Progress Energy, Inc., 7.10%, 03/01/11                           17
                                                                       ------------
                                                                           8,500
             ----------------------------------------------------------------------
             Total Corporate Notes & Bonds
             (Cost $111,573)                                             120,546
             ----------------------------------------------------------------------

             RESIDENTIAL MORTGAGE BACKED SECURITIES -- 31.6%

             Collateralized Mortgage Obligations -- 0.3%
             Federal National Mortgage Association,
    3,166      6.50%, 07/01/31, Ser. 313, Class 2, IO                        398
    7,878      6.50%, 03/01/32, Ser. 321, Class 2, IO                      1,162
      748    Norwest Asset Securities Corp., 6.75%,
               10/25/28, Ser. 1998-24, Class A2                              750
                                                                       ------------
                                                                           2,310
             Mortgage Backed Pass-Through Securities -- 31.3%
             Federal Home Loan Mortgage Corp.,
    2,950      6.00%, 03/15/18, Gold Pool, TBA                             3,094
    5,000      5.50%, 03/15/33, Gold Pool, TBA                             5,120
    5,000      6.50%, 03/15/33, Gold Pool, TBA                             5,231
             Federal National Mortgage Association,
      468      6.00%, 09/01/13, Pool 442508                                  493
      519      7.50%, 08/01/15, Pool 547200                                  555
    8,500      5.50%, 03/25/18, TBA                                        8,853
   10,000      6.00%, 03/25/18, TBA                                       10,494
      692      6.50%, 06/01/29, Pool 504076                                  725
        1      7.50%, 07/01/30, Pool 529276                                    1
  143,755      5.50%, 03/25/33, TBA                                      147,079

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Federal National Mortgage Association -- Continued
$  31,500      6.50%, 03/25/33, TBA                                    $  32,937
   24,250      7.00%, 03/25/33, TBA                                       25,576
   16,000    Government National Mortgage Association,
               6.00%, 03/15/33, TBA                                       16,725
                                                                       ------------
                                                                         256,883
             ----------------------------------------------------------------------
             Total Residential Mortgage Backed Securities
             (Cost $257,592)                                             259,193
             ----------------------------------------------------------------------

             COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.7%

      110    Bear Stearns Commercial Mortgage Securities,
               6.48%, 02/15/35, Ser. 2001-TOP2, Class A2 +                   126
    3,255    Credit Suisse First Boston Mortgage Securities
               Corp., 6.13%, 04/15/37, Ser. 2002-CKN2, Class A3 +          3,635
    2,950    LB-UBS Commercial Mortgage Trust, 6.65%,
               11/15/27, Ser. 2001-C2, Class A2                            3,406
   13,290    Morgan Stanley Dean Witter Capital I, 6.39%,
               07/15/33, Ser. 2001-TOP3, Class A4                         15,066
             ----------------------------------------------------------------------
             Total Commercial Mortgage Backed Securities
             (Cost $19,699)                                               22,233
             ----------------------------------------------------------------------

             ASSET BACKED SECURITIES -- 4.4%

    3,985    AmeriCredit Automobile Receivables Trust,
               5.37%, 06/12/08, Ser. 2001-B, Class A4 +                    4,166
   10,000    Discover Card Master Trust I, 5.30%,
               11/16/06, Ser. 2001-5, Class A +                           10,448
    2,575    Ford Credit Auto Owner Trust, 5.25%,
               09/15/05, Ser. 2001-C, Class A5                             2,669
             Honda Auto Receivables Owner Trust,
    2,810      5.56%, 06/19/06, Ser. 2001-1, Class A4                      2,907
    2,855      2.48%, 07/18/08, Ser. 2003-1, Class A4                      2,866
    5,000    Sears Credit Account Master Trust, 5.25%,
               10/16/08, Ser. 1998-2, Class A                              5,160
    7,590    Standard Credit Card Master Trust,
               5.95%, 10/07/04, Ser. A                                     7,773
             ----------------------------------------------------------------------
             Total Asset Backed Securities
             (Cost $35,043)                                               35,989
-----------------------------------------------------------------------------------
             Total Long-Term Investments
             (Cost $ 525,672 )                                           544,418
-----------------------------------------------------------------------------------

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

   UNITS     ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
    SHORT-TERM INVESTMENTS -- 33.6%

             OPTIONS -- 0.2%

  220,300    Call Option on Interest Rate Swap, expiring
             2/4/04. If exercised: JPMorgan receives fixed
             (1.50%) and pays 3 month LIBOR. Swap expires
             2/6/05, European Style                                    $     456
   73,400    Call Option on Interest Rate Swap, expiring
             2/12/04. If exercised: JPMorgan receives fixed
             (1.50%) and pays 3 month LIBOR. Swap expires
             2/17/05, European Style                                         139
   54,000    Call Option on U.S. Treasury Note, 3.00%,
             11/15/07, strike price of 101.23, expiring 3/6/03               304
    9,500    Call Option on U.S. Treasury Note, 3.00%,
             11/15/07, strike price of 101.66, expiring 3/6/03                37
   77,800    Put Option on Interest Rate Swap, expiring 1/26/04.
             If exercised: JPMorgan pays fixed (2.99%) and
             receives 3 month LIBOR. Swap expires 1/28/06,
             European Style                                                  563
   10,500    Put Option on Interest Rate Swap, expiring 6/5/03.
             If exercised: JPMorgan pays fixed (4.33%) and
             receives 3 month LIBOR. Swap expires 6/10/13,
             European Style                                                  202
    3,800    Put Option on Interest Rate Swap, expiring on
             8/5/03. If exercised: JPMorgan pays fixed (3.27%)
             and receives 3 month LIBOR. Swap expires 6/9/08,
             European Style                                                    0^^
             ----------------------------------------------------------------------
             Total Options
             (Cost $1,816)                                                 1,701
             ----------------------------------------------------------------------

 PRINCIPAL
  AMOUNT
   (USD)
             U.S. GOVERNMENT AGENCY SECURITY -- 3.6%

$  29,300    Federal Home Loan Bank, 1.21%, 04/25/03, DN +             $  29,246
             (Cost $29,246)

             COMMERCIAL PAPER -- 19.9%

   10,050    Asset Securitization Cooperative Corp.,
               1.26%, 04/22/03                                            10,032
    4,850    Avery Dennison Corp., 2.44%,
               12/18/03, Floating Rate +                                   4,850
    7,530    Barton Capital Corp., 1.25%, 03/17/03 +                       7,526
    6,640    Blue Ridge Asset Funding Corp., 1.26%, 04/14/03 +             6,630
    7,175    CDC, Inc., 1.25%, 03/21/03 +                                  7,170
   11,000    Clipper Receivables Corp., 1.27%, 04/23/03 +                 10,981
   10,150    Corporate Asset Funding, 1.26%, 04/04/03 +                   10,138
    5,550    DaimlerChrysler N.A. Holdings Corp., 1.45%, 03/24/03          5,545
   11,100    Danske Bank AS (Denmark), 1.21%, 04/30/03 +                  11,076
   10,010    Dexia Delaware LLC, 1.25%, 04/11/03 +                         9,996
    9,300    Edison Asset Securitization LLC, 1.26%, 04/17/03 +            9,285
    9,100    Goldman Sachs Group, Inc., 1.25%, 04/25/03 +                  9,083
    8,350    Greyhawk Funding LLC, 1.25%, 03/26/03 +                       8,343

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- CONTINUED

$  11,900    Nordea North America, Inc., 1.28%, 03/03/03 +             $  11,898
   10,850    Royal Bank of Scotland Group PLC
               (United Kingdom), 1.22%, 05/06/03 +                        10,826
    9,300    Salomon Smith Barney Holdings, Inc.,
               1.27%, 04/16/03 +                                           9,285
   10,450    Silver Tower U.S. Funding LLC, 1.25%, 04/14/03 +             10,435
   10,025    Societe Generale N.A., Inc., 1.25%, 04/09/03 +               10,012
             ----------------------------------------------------------------------
             Total Commercial Paper
             (Cost $163,108)                                             163,111
             ----------------------------------------------------------------------

  SHARES
             MONEY MARKET FUND -- 9.9%

   80,793    JPMorgan Prime Money Market Fund (a) +
             (Cost $80,793)                                               80,793
-----------------------------------------------------------------------------------
             Total Short-Term Investments
             (Cost $274,963)                                             274,851
-----------------------------------------------------------------------------------
             Total Investments -- 100.0%
             (Cost $800,635)                                           $ 819,269
-----------------------------------------------------------------------------------

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

Futures Contracts
(Amounts in thousands, except number of contracts)

                                                      NOTIONAL     UNREALIZED
  NUMBER                                              VALUE AT    APPRECIATION
    OF                                   EXPIRATION    2/28/03   (DEPRECIATION)
CONTRACTS   DESCRIPTION                     DATE        (USD)         (USD)
----------------------------------------------------------------------------------
            LONG FUTURES OUTSTANDING

   459      Euro-BOBL                   March, 2003   $ 56,130      $ 802
    84      Euro-BUND                   March, 2003     10,563        141
   125      5 Year Treasury Notes       June, 2003      14,213        106
            SHORT FUTURES OUTSTANDING

  (355)     Treasury Bonds              June, 2003     (40,636)      (838)
  (494)     10 Year Treasury Notes      June, 2003     (56,995)      (547)

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

Options

   UNITS     CALL OPTIONS WRITTEN                                        VALUE
-----------------------------------------------------------------------------------
 (72,000)    Call Option on FNMA, 30 Year Fixed, 5.50%,
             strike price of 101.84, expiring 3/6/03, European Style   $    (436)
 (13,000)    Call Option on FNMA, 30 Year Fixed, 5.50%,
             strike price of 102.11, expiring 3/6/03, European Style         (35)
(149,400)    Call Option on Interest Rate Swap, expiring 1/26/04.
             If exercised: JPMorgan receives fixed (2.36%) and pays
             3 month LIBOR. Swap expires 1/28/05, European Style            (528)
             ----------------------------------------------------------------------
             Total Call Options Written                                $    (999)
             ----------------------------------------------------------------------
             Put Options Written

  (5,500)    Put Option on FNMA, 30 Year Fixed, 5.50%,
             strike price of 101.25, expiring 6/5/03, European Style   $      (1)
 (24,300)    Put Option on FNMA, 30 Year Fixed, 5.50%,
             strike price of 100.98, expiring 6/5/03, European Style        (182)
             ----------------------------------------------------------------------
             Total Put Options Written                                 $    (183)
             ----------------------------------------------------------------------

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

Swap Contracts

                                                       UNDERLYING    UNREALIZED
                                           EXPIRATION   NOTIONAL    APPRECIATION
DESCRIPTIONS                                  DATE        VALUE    (DEPRECIATION)
---------------------------------------------------------------------------------
Interest Rate Swap with Goldman
Sachs Capital Markets, swap rate lock
on 5 Year Forward Contract rate less
3.52, JPMorgan receives positive,
pays negative                                3/3/03     $ 68,480     $ (1,454)

Interest Rate Swap with Citibank,
swap price lock on 30 Year FNMA,
6.00%, price less 103.05, JPMorgan
receives positive, pays negative             3/6/03        9,000           86

Interest Rate Swap with Credit Suisse
First Boston, swap price lock on
U.S. Treasury Note, 1.63%, 1/31/05,
price less 100.02, JPMorgan receives
positive, pays negative                     3/27/03       45,900           94

                       See notes to financial statements.

     JPMORGAN SHORT TERM BOND FUND
     Portfolio of Investments

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 65.4%

             U.S. TREASURY SECURITY -- 0.1%

$   1,000    U.S. Treasury Note, 4.25%, 03/31/03 +                     $   1,003
             (Cost $1,000)
             U.S. GOVERNMENT AGENCY SECURITIES -- 9.5%

             Federal Home Loan Mortgage Corp.,
    9,550      2.25%, 12/10/04                                             9,573
    5,965      2.35%, 01/24/05, MTN                                        5,973
    6,035      2.38%, 01/28/05, Ser. 2, MTN                                6,044
   13,800      3.88%, 06/27/05                                            13,895
             Federal National Mortgage Association,
    8,882      1.14%, 01/01/04, FRN +                                      8,881
   15,000      3.13%, 08/15/05                                            15,096
   11,200      2.65%, 02/13/06                                            11,233
    2,600      5.25%, 04/15/07                                             2,865
   20,300      3.25%, 11/15/07                                            20,656
             ----------------------------------------------------------------------
             Total U.S. Government Agency Securities
             (Cost $93,412)                                               94,216
             ----------------------------------------------------------------------
             FOREIGN GOVERNMENT SECURITIES -- 3.2%

             Province of Ontario (Canada),
    7,200      4.20%, 06/30/05, (Yankee)                                   7,575
    8,100      2.63%, 12/15/05                                             8,215
             Republic of Italy (Italy),
   13,850      4.63%, 06/15/05                                            14,657
    1,000      2.50%, 03/31/06                                             1,006
             ----------------------------------------------------------------------
             Total Foreign Government Securities
             (Cost $30,404)                                               31,453
             ----------------------------------------------------------------------
             SUPRANATIONAL NOTES & Bonds -- 0.6%

    3,800    European Investment Bank, 4.00%, 08/30/05                     3,988
    1,800    Inter-American Development Bank, 3.88%, 09/27/04              1,867
             ----------------------------------------------------------------------
             Total Supranational Notes & Bonds
             (Cost $5,595)                                                 5,855
             ----------------------------------------------------------------------
             STATE AND MUNICIPAL OBLIGATION -- 0.1%

    1,285    North Carolina Municipal Power Agency No 1,
               Catawba, Ser. B, Rev., 3.26%, 01/01/05                      1,285
               (Cost $1,285)
             CORPORATE NOTES & BONDS -- 16.8%

             Asset Backed Securities -- 1.8%
             Restructured Asset Securities with Enhanced
             Returns (RACERS),
    6,300      1.20%, 04/15/04, Ser. 2002-35, Class C, FRN, #              6,257
    6,200      1.21%, 04/15/04, Ser. 2002-40, Class C, FRN, #              6,160
    5,800    Special Purpose Accounts Receivable Cooperative
               Corp. (SPARCS), 2.19%, 05/23/04,
               Ser. 2002-6, FRN, #                                         5,809
                                                                       ------------
                                                                          18,226

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Automotive -- 1.9%
             Ford Motor Credit Co.,
$   6,750      2.06%, 04/17/03, FRN                                    $   6,748
    2,700      6.88%, 02/01/06                                             2,742
             General Motors Acceptance Corp.,
    8,250      6.38%, 01/30/04, MTN                                        8,527
      900      6.75%, 01/15/06                                               949
                                                                       ------------
                                                                          18,966

             Banking -- 1.7%
    1,250    Bank One N.A., 1.47%, 04/24/03 +                              1,250
    1,000    Mellon Funding Corp., 6.88%, 03/01/03                         1,000
   10,500    Northern Rock PLC (United Kingdom),
               1.51%, 03/18/04, MTN, FRN, #                               10,509
    3,500    Wells Fargo & Co., 7.25%, 08/24/05                            3,936
                                                                       ------------
                                                                          16,695

             Financial Services -- 6.9%
    6,350    CIT Group, Inc., 2.93%, 03/01/04, MTN, FRN +                  6,375
             Citigroup, Inc.,
    7,400      5.70%, 02/06/04 +                                           7,689
    2,500      5.75%, 05/10/06 +                                           2,751
    4,750    Countrywide Home Loans, Inc.,
               3.50%, 12/19/05, Ser. K, MTN +                              4,850
             Counts Trusts,
    3,450      2.12%, 08/15/07, Ser. 2002-10, FRN, # +                     3,450
    3,450      2.17%, 08/15/07, Ser. 2002-11, FRN, # +                     3,450
    9,200    Credit Suisse First Boston USA, Inc.,
               1.72%, 05/15/03, FRN, # +                                   9,205
             Household Finance Corp.,
    3,050      1.69%, 05/28/04, MTN, FRN                                   3,039
    3,250      3.38%, 02/21/06, MTN                                        3,269
    1,500      7.88%, 03/01/07                                             1,724
    4,450    International Lease Finance Corp.,
               4.00%, 01/17/06, Ser. O, MTN                                4,507
    8,300    Principal Life Global Funding I,
               5.13%, 06/28/07, #                                          8,887
             Washington Mutual Bank FA,
    3,240      1.46%, 05/27/03, FRN +                                      3,240
    6,280      1.66%, 05/14/04, FRN                                        6,290
                                                                       ------------
                                                                          68,726

             Insurance -- 0.4%
    3,800    Metropolitan Life Global Funding I,
               4.75%, 06/20/07, #                                          4,039

             Oil & Gas -- 0.7%
    2,500    BP Capital Markets PLC (United Kingdom),
               2.35%, 06/15/06                                             2,512
             Chrevron Texaco Capital Co.,
      550      3.50%, 09/17/07 +                                             563
    3,750      3.38%, 02/15/08 +                                           3,810
                                                                       ------------
                                                                           6,885

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Paper/Forest Products -- 0.3%
$   3,200    Weyerhaeuser Co., 2.54%, 09/15/03, FRN +                  $   3,201
             Pharmaceuticals -- 1.0%
    9,150    Abbott Laboratories, 5.13%, 07/01/04 +                        9,586

             Retailing -- 1.7%
   17,200    Wal-Mart Stores, Inc., 4.38%, 08/01/03                       17,414

             Utilities -- 0.4%
    1,500    AEP Texas Central Co., 3.00%, 02/15/05, # +                   1,501
      850    Duke Energy Corp., 3.75%, 03/05/08, #                           856
    1,700    National Rural Utilities Cooperative Finance Corp.,
               3.00%, 02/15/06                                             1,718
                                                                       ------------
                                                                           4,075
             ----------------------------------------------------------------------
             Total Corporate Notes & Bonds
             (Cost $165,260)                                             167,813
             ----------------------------------------------------------------------

             RESIDENTIAL MORTGAGE BACKED SECURITIES -- 10.9%

             Collateralized Mortgage Obligations -- 4.5%
    4,381    Countrywide Home Loans, Inc.,
               5.37%, 05/19/32, Ser. 2002-7, Class 3A2, FRN +              4,404
    3,370    Credit Suisse First Boston Mortgage Securities Corp.,
               1.99%, 11/25/31, Ser. 2001-26, Class 3A2, FRN               3,379
             Federal Home Loan Mortgage Corp.,
       52      6.50%, 03/20/03, Ser. 2061, Class VJ                           52
    8,938      6.00%, 08/15/08, Ser. 1565, Class P                         9,505
      539      6.00%, 11/15/08, Ser. 2142, Class CJ                          539
             Federal National Mortgage Association,
      624      6.50%, 11/20/04, Ser. 1998-30, Class C                        635
    8,407      3.09%, 12/25/28, Ser. 2002-W6, Class 1A1                    8,396
      315    GE Capital Mortgage Services, Inc.,
               6.50%, 11/25/28, Ser. 1998-20, Class A1                       315
             Government National Mortgage Association,
    6,091      1.84%, 04/16/32, Ser. 2002-24, Class FA, FRN                6,137
    8,209      1.84%, 05/16/32, Ser. 2002-27, Class FA, FRN                8,249
    1,040    Residential Accredit Loans, Inc.,
               1.89%, 08/25/31, Ser. 2001-QS11, Class A5, FRN              1,041
    2,144    Structured Asset Securities Corp.,
               6.50%, 12/26/31, Ser. 2001-17, Class 3A1                    2,147
      381    Wells Fargo Mortgage Backed Securities Trust,
               6.75%, 07/25/31, Ser. 2001-15, Class 2A2                      382
                                                                       ------------
                                                                          45,181

             Mortgage Backed Pass-Through Security -- 6.4%
   62,050    Federal National Mortgage Association,
               5.50%, 03/35/33, TBA                                       63,484
             ----------------------------------------------------------------------
             Total Residential Mortgage Backed Securities
             (Cost $108,018)                                             108,665
             ----------------------------------------------------------------------

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             COMMERCIAL MORTGAGE BACKED SECURITIES -- 6.4%

$  10,684    CalSTRS Trust, 3.99%, 11/20/12, Ser. 2002-C6,
               Class A2, # +                                           $  10,989
             COMM,
    1,982      2.62%, 12/16/11, Ser. 2000-FL1A, Class H, FRN, # +          1,983
    2,315      2.49%, 11/15/12, Ser. 2000-FL3A, Class KWT, FRN, # +        2,312
    6,579      3.04%, 04/15/13, Ser. 2001-FL4A, Class KPP, FRN, # +        6,592
    6,251    Credit Suisse First Boston Mortgage Securities
               Corp., 7.15%, 06/20/29, Ser. 1997-C1, Class A1B +           6,482
    5,190    First Union-Lehman Brothers Commercial
               Mortgage Securities, Inc., 7.38%, 04/18/29,
               Ser. 1997-C1, Class A3                                      5,932
    4,380    LB Commercial Conduit Mortgage Trust,
               6.40%, 02/18/30, Ser. 1998-C1, Class A2                     4,724
             Lehman Large Loan,
    2,300      6.84%, 09/12/06, Ser. 1997-LL1, Class A2                    2,447
    3,635      6.79%, 10/12/34, Ser. 1997-LL1, Class A1                    3,805
    3,000    Mall of America Capital Co. LLC,
               1.64%, 03/12/10, Ser. 2000-1, Class A, FRN, #               3,004
             Morgan Stanley Capital I,
    4,003      6.22%, 06/03/30, Ser. 1998-XL1, Class A1                    4,266
    7,400      6.48%, 11/15/30, Ser. 1998-HF2, Class A2                    8,347
    2,911    Mortgage Capital Funding, Inc.,
               6.00%, 11/18/31, Ser. 1998-MC3, Class A1                    3,128
             ----------------------------------------------------------------------
             Total Commercial Mortgage Backed Securities
             (Cost $62,046)                                               64,011
             ----------------------------------------------------------------------

             ASSET BACKED SECURITIES -- 17.8%

             American Express Credit Account Master Trust,
    3,550      5.60%, 11/15/06, Ser. 1999-1, Class A +                     3,714
    6,000      1.48%, 09/15/08, Ser. 2001-1, Class A, FRN +                6,014
    4,900    American Express Master Trust, 1.41%, 12/15/05,
               Ser. 2002-1, Class A, FRN +                                 4,903
             AmeriCredit Automobile Receivables Trust,
    7,200      1.54%, 10/12/06, Ser. 2002-A, Class A3, FRN +               7,199
    3,600      4.41%, 11/12/08, Ser. 2001-D, Class A4 +                    3,737
    2,296    Associates Automobile Receivables Trust,
               6.82%, 02/15/05, Ser. 2000-2, Class A3 +                    2,321
   11,400    Bank One Issuance Trust, 4.16%, 01/15/08,
               Ser. 2002-A2, Class A2 +                                   11,943
    3,000    Capital Auto Receivables Asset Trust,
               1.43%, 04/17/06, Ser. 2002-5, Class A3A, FRN +              3,001
             Citibank Credit Card Issuance Trust,
    3,700      2.03%, 10/15/07, Ser. 2000-C2, Class C2, FRN +              3,668
   14,100      2.70%, 01/15/08, Ser. 2003-A2, Class A2 +                  14,254
    1,125    Citibank Credit Card Master Trust I,
               0.00%, 08/15/06, Ser. 1997-6, Class A, PO +                 1,097
             Comed Transitional Funding Trust,
    2,422      5.39%, 06/25/05, Ser. 1998-1, Class A4 +                    2,443
    2,750      5.44%, 03/25/07, Ser. 1998-1, Class A5 +                    2,884

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

$     716    Connecticut RRB Special Purpose Trust CL&P-1,
               4.87%, 03/30/05, Ser. 2001-1, Class A1 +                $     718
    1,296    Countrywide Asset-Backed Certificates,
               1.68%, 04/25/32, Ser. 2001-4, Class A, FRN +                1,295
             Daimler Chrysler Auto Trust,
    1,601      6.82%, 09/06/04, Ser. 2000-C, Class A3                      1,616
    3,870      6.66%, 01/08/05, Ser. 2000-D, Class A3                      3,930
    2,650      3.85%, 04/06/06, Ser. 2002-A, Class A3                      2,730
             Discover Card Master Trust I,
    4,750      1.41%, 07/15/07, Ser. 2002-1, Class A, FRN                  4,753
    6,520      1.52%, 11/15/07, Ser. 2000-5, Class A, FRN                  6,540
    5,735      1.30%, 04/15/08, Ser. 2002-4, Class A, FRN                  5,737
    1,400      1.49%, 09/15/08, Ser. 2001-3, Class A, FRN                  1,404
      192    EQCC Home Equity Loan Trust, 6.41%,
               12/15/04, Ser. 1997-3, Class A8                               198
    4,589    EQCC Trust, 1.64%, 11/25/31, Ser. 2002-1,
               Class 2A, FRN                                               4,590
    1,643    Ford Credit Auto Owner Trust,
               4.83%, 02/15/05, Ser. 2001-C, Class A4                      1,664
    4,500    Honda Auto Receivables Owner Trust,
               1.92%, 11/20/06, Ser. 2003-1, Class A3                      4,507
   12,000    Household Automotive Trust,
               3.44%, 05/18/09, Ser. 2002-3, Class A4A                    12,244
       94    IMC Home Equity Loan Trust,
               6.76%, 10/20/20, Ser. 1997-7, Class A5                         94
    7,000    MBNA Master Credit Card Trust USA,
               6.30%, 12/15/05, Ser. 1998-D, Class C, #                    7,099
             Onyx Acceptance Grantor Trust,
    4,100      5.49%, 11/15/07, Ser. 2001-B, Class A4                      4,314
    5,000      5.23%, 05/15/08, Ser. 2001-C, Class A4                      5,215
             Option One Mortgage Loan Trust,
    5,179      1.64%, 01/25/32, Ser. 2001-4, Class A, FRN                  5,173
    3,896      1.63%, 02/25/32, Ser. 2002-1, Class A, FRN                  3,896
    3,500    Peco Energy Transition Trust,
               5.80%, 03/01/07, Ser. 1999-A, Class A4                      3,702
    1,051    PP&L Transition Bond Co., LLC,
               6.60%, 03/25/05, Ser. 1999-1, Class A3                      1,055
    1,950    Premier Auto Trust, 5.59%, 02/09/04,
               Ser. 1999-2, Class A4                                       1,953
    1,012    Providian Home Equity Loan Trust,
               1.63%, 06/25/25, Ser. 1999-1, Class A, FRN                  1,013
    5,950    Residential Asset Securities Corp.,
               2.47%, 08/25/22, Ser. 2002-KS5, Class AIB2                  5,967
    3,683    Sears Credit Account Master Trust,
               7.00%, 07/15/08, Ser. 1996-3, Class A                       3,821
    4,300    Wachovia Asset Securitization, Inc.,
               1.77%, 12/25/32, Ser. 2002-HE2, Class A, FRN                4,306
    7,400    WFS Financial Owner Trust, 4.50%, 02/20/10,
               Ser. 2002-2, Class A4, SUB                                  7,757

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

$   2,368    World Omni Auto Receivables Trust,
               5.30%, 02/20/05, Ser. 2001-A, Class A3                  $   2,396
             ----------------------------------------------------------------------
             Total Asset Backed Securities
             (Cost $174,283)                                             176,865
-----------------------------------------------------------------------------------

             Total Long-Term Investments
             (Cost $641,303)                                             651,166
-----------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS -- 34.6%

   UNITS
             OPTIONS -- 0.0%^

        0^^  Put Option on 1 Year Mid-Curve Eurodollar
             Future, expiring 12/12/03                                       275
   49,150    Put Option on Interest Rate Swap, expiring 3/6/03.
             If exercised: JPMorgan pays fixed (3.42%) and
             receives 3 month LIBOR. Swap expires 3/10/09,
             European Style.                                                   5
   17,500    Put Option on Interest Rate Swap, expiring 3/6/03.
             If exercised: JPMorgan pays fixed (3.62%) and
             receives 3 month LIBOR. Swap expires 3/10/08,
             European Style.                                                   0^^
   22,500    Put Option on Interest Rate Swap, expiring 3/6/03.
             If exercised: JPMorgan pays fixed (3.63%) and
             receives 3 month LIBOR. Swap expires 3/10/08,
             European Style.                                                   1
   10,000    Put Option on Interest Rate Swap, expiring 6/5/03.
             If excercised: JPMorgan pays fixed (3.27%) and
             receives 3 month LIBOR. Swap expires 6/9/08,
             European Style.                                                   1
             ----------------------------------------------------------------------
             Total Options
             (Cost $1,681)                                                   282
             ----------------------------------------------------------------------

 PRINCIPAL
  AMOUNT
  (USD)
             U.S. TREASURY SECURITY -- 0.4%

$   3,600    U.S. Treasury Bill, 1.20%, 05/15/03 @                     $   3,591
             (Cost $3,591)
             MUNICIPAL SECURITIES -- 2.6%

   17,300    California State, Rev., RAN, FRDO,
               1.34%, 03/06/03 +                                          17,285
    8,700    George Washington University, Ser. A, Rev.,
               FRDO, MBIA, 1.35%, 03/13/03                                 8,700
             -------------------------------------------------------------------
             Total Municipal Securities
             (Cost $26,000)                                               25,985
             -------------------------------------------------------------------
             COMMERCIAL PAPER -- 7.3%

    6,950    Avery Dennison Corp., 2.44%, 12/18/03,
               Floating Rate +                                             6,950
    9,600    Brahms Funding Corp., 1.34%, 03/28/03 +                       9,590

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
  (USD)      ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- CONTINUED

             DaimlerChrysler N.A. Holdings Corp.,
$     250      1.50%, 03/06/03 +                                       $     250
    9,250      1.46%, 04/02/03 +                                           9,238
    4,450    Duke Energy Corp., 1.55%, 03/14/03 +                          4,447
    9,850    Four Winds Funding Corp., 1.73%, 03/18/03 +                   9,841
   20,000    Jupiter Securitization Corp., 1.27%, 03/04/03 +              19,998
    9,000    Liberty Street Funding Corp., 1.30%, 03/17/03 +               8,995
    3,225    Southern Power Co., 1.50%, 03/05/03 +                         3,224
             ----------------------------------------------------------------------
             Total Commercial Paper
             (Cost $72,535)                                               72,533
             ----------------------------------------------------------------------

             CERTIFICATES OF DEPOSIT -- 1.1%

   11,400    Nordea Bank Finland PLC (Yankee),
               1.29%, 11/24/03, Floating Rate +                           11,396
             (Cost $11,390)
             TIME DEPOSIT -- 0.3%

    2,615    BNP Paribas (France), 1.24%, 03/06/03 +                       2,615
             (Cost $2,615)

  SHARES
             MONEY MARKET FUND -- 22.9%

  227,840    JPMorgan Prime Money Market Fund (a) +
             (Cost $227,840)                                             227,840
-----------------------------------------------------------------------------------
             Total Short-Term Investments
             (Cost $345,652)                                             344,242
-----------------------------------------------------------------------------------

             Total Investments -- 100.0%
             (Cost $986,955)                                           $ 995,408
-----------------------------------------------------------------------------------

Futures Contracts
(Amounts in thousands, except number of contracts)

                                                              NOTIONAL       UNREALIZED
  NUMBER                                                      VALUE AT      APPRECIATION
    OF                                      EXPIRATION        2/28/03      (DEPRECIATION)
 CONTRACTS   DESCRIPTION                       DATE            (USD)           (USD)
-------------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING

   897       Euro-BOBL                     March, 2003      $  109,691       $    194
   431       2 Year Treasury Notes         June, 2003           92,806            133
             SHORT FUTURES OUTSTANDING

(2,014)      5 Year Treasury Notes         June, 2003         (228,998)        (1,456)

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

Options

   UNITS     PUT OPTIONS WRITTEN                                                      VALUE
---------------------------------------------------------------------------------------------
      (1)    Put Option on 90 day Eurodollar Future,
             expiring 12/15/03                                                    $    (200)
 (42,000)    Put Option on FNMA, 30 Year Fixed, 6.00%, strike price of 102.07,
             expiring 3/6/03, European Style                                             (2)
 (63,000)    Put Option on FNMA, 30 Year Fixed, 6.00%, strike price of 100.91,
             expiring 3/6/03, European Style                                             (5)
 (14,500)    Put Option on FNMA, 30 Year Fixed 5.50%, strike price of 101.25,
             expiring 06/05/03, European Style                                           (1)
 (32,500)    Put Option on FNMA, 30 Year Fixed, 6.00%, strike price of 102.03,
             expiring 3/6/03, European Style                                             (2)
             --------------------------------------------------------------------------------
             Total Put Options Written                                            $    (210)
             --------------------------------------------------------------------------------

Swap Contract

                                                                UNDERLYING     UNREALIZED
                                                  EXPIRATION     NOTIONAL     APPRECIATION
DESCRIPTION                                          DATE         VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------
Interest Rate Swap with Credit Suisse
First Boston International, swap rate
lock on 2 Year Forward Contract, rate
less 2.00, JPMorgan receives negative,
pays positive                                      3/18/03      $ 400,000       $  1,290

                       See notes to financial statements.

     JPMORGAN SHORT-TERM BOND FUND II
     Portfolio of Investments

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 82.1%

             U.S. TREASURY SECURITY -- 2.8%
$  46,515    U.S. Treasury Note, 3.00%, 02/29/04 @                     $  47,325
             (Cost $46,210)
             U.S. GOVERNMENT AGENCY SECURITIES -- 30.9%

             Federal Home Loan Bank,
   15,000      1.24%, 06/17/03, Ser. 279, FRN +                           15,003
    8,300      3.75%, 04/15/04 +                                           8,520
   16,050      2.50%, 03/15/06 +                                          16,229
             Federal Home Loan Mortgage Corp.,
    5,150      7.38%, 05/15/03 +                                           5,213
  181,750      3.00%, 07/15/04 +                                         185,463
   17,400      2.25%, 12/10/04 +                                          17,441
   20,400      2.38%, 01/28/05, Ser. 2, MTN +                             20,431
   94,200      4.25%, 06/15/05 +                                          99,531
   21,800      3.88%, 06/27/05 +                                          21,950
             Federal National Mortgage Association,
   26,750      3.13%, 08/15/05 +                                          26,922
   18,800      2.65%, 02/13/06 +                                          18,855
    8,150      5.25%, 04/15/07 +                                           8,981
   36,400      3.25%, 11/15/07 +                                          37,039
   40,667    Student Loan Marketing Association,
               3.38%, 07/15/04                                            41,769
             ----------------------------------------------------------------------
             Total U.S. Government Agency Securities
             (Cost $519,004)                                             523,347
             ----------------------------------------------------------------------

             FOREIGN GOVERNMENT SECURITIES -- 3.4%

             Province of Ontario (Canada),
   11,950      4.20%, 06/30/05, (Yankee)                                  12,572
   14,850      2.63%, 12/15/05                                            15,061
             Republic of Italy (Italy),
   15,500      4.63%, 06/15/05                                            16,404
   13,200      2.50%, 03/31/06                                            13,280
             ----------------------------------------------------------------------
             Total Foreign Government Securities
             (Cost $55,943)                                               57,317
             ----------------------------------------------------------------------

             SUPRANATIONAL NOTES & Bonds -- 0.9%

             European Investment Bank,
    1,000      4.00%, 03/15/05 +                                           1,045
    8,900      4.00%, 08/30/05 +                                           9,339
    2,600    Inter-American Development Bank,
               3.88%, 09/27/04                                             2,696
             ----------------------------------------------------------------------
             Total Supranational Notes & Bonds
             (Cost $12,531)                                               13,080
             ----------------------------------------------------------------------

             STATE AND MUNICIPAL OBLIGATION -- 0.1%

    2,140    North Carolina Municipal Power Agency No 1,
               Catawba, Ser. B, Rev., 3.26%, 01/01/05
               (Cost $2,140)                                               2,141

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             CORPORATE NOTES & Bonds -- 16.1%

             Asset Backed Securities -- 1.8%
             Restructured Asset Securities with
               Enhanced Returns (RACERS),
$  11,000      1.20%, 04/15/04, Ser. 2002-35, Class C, FRN, #          $  10,925
   10,800      1.21%, 04/15/04, Ser. 2002-40, Class C, FRN, #             10,731
    9,400    Special Purpose Accounts Receivable Cooperative
               Corp. (SPARCS), 2.19%, 05/23/04,
               Ser. 2002-6, FRN, #                                         9,414
                                                                       ------------
                                                                          31,070

             Automotive -- 1.0%
             Ford Motor Credit Co.,
   14,500      2.06%, 04/17/03, FRN +                                     14,494
    1,500      6.88%, 02/01/06 +                                           1,524
    1,500    General Motors Acceptance Corp.,
               6.75%, 01/15/06 +                                           1,581
                                                                       ------------
                                                                          17,599

             Banking -- 4.2%
      250    Bank of America N.A., 1.48%, 06/03/04, FRN +                    250
    2,150    Bank One N.A. Illinois, 1.47%, 04/24/03, FRN +                2,150
   32,100    KFW International Finance, Inc., 4.25%, 04/18/05             33,758
   15,800    Northern Rock PLC (United Kingdom),
               1.51%, 03/18/04, MTN, FRN, #                               15,814
   15,400    Wells Fargo & Co., 7.25%, 08/24/05                           17,318
                                                                       ------------
                                                                          69,290

             Diversified -- 0.1%
    2,250    General Electric Capital Corp.,
               6.75%, 09/11/03, Ser. A, MTN +                              2,312

             Financial Services -- 6.1%
      100    American General Finance Corp., 1.75%,
               06/11/03, Ser. F, MTN, FRN +                                  100
             CIT Group, Inc.,
      700      7.50%, 11/14/03 +                                             725
    6,100      2.93%, 03/01/04, MTN, FRN +                                 6,124
             Citigroup, Inc.,
    8,300      5.70%, 02/06/04 +                                           8,624
    3,150      6.75%, 12/01/05 +                                           3,535
    5,150      5.75%, 05/10/06 +                                           5,667
    8,250    Countrywide Home Loans, Inc.,
               3.50%, 12/19/05, Ser. K, MTN +                              8,424
             Counts Trusts,
    6,050      2.12%, 08/15/07, Ser. 2002-10, FRN, # +                     6,050
    6,050      2.17%, 08/15/07, Ser. 2002-11, FRN, # +                     6,050
    8,000    Heller Financial, Inc., 7.88%, 05/15/03                       8,101
             Household Finance Corp.,
    4,969      1.69%, 05/28/04, MTN, FRN                                   4,951
    5,300      3.38%, 02/21/06, MTN                                        5,332
    2,800      7.88%, 03/01/07                                             3,217

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Financial Services -- Continued
$   7,500    International Lease Finance Corp.,
               4.00%, 01/17/06, Ser. O, MTN                            $   7,596
    5,000    Premium Asset Trust, 1.61%,
               06/11/03, Ser. 1998-1, FRN, #                               5,002
   12,900    Principal Life Global, 5.13%, 06/28/07, #                    13,811
   10,100    Washington Mutual Bank FA,
               1.66%, 05/14/04, FRN                                       10,115
                                                                       ------------
                                                                         103,424

             Insurance -- 0.4%
    5,900    Metropolitan Life Global Funding I,
               4.75%, 06/20/07, #                                          6,271

             Oil & Gas -- 0.8%
    5,800    BP Capital Markets PLC (United Kingdom),
               2.35%, 06/15/06                                             5,827
             Chrevron Texaco Capital Co.,
      930      3.50%, 09/17/07 +                                             952
    6,700      3.38%, 02/15/08 +                                           6,808
                                                                       ------------
                                                                          13,587

             Paper/Forest Products -- 0.3%
    5,200    Weyerhaeuser Co., 2.54%, 09/15/03, FRN +                      5,201

             Pharmaceuticals -- 0.4%
    6,270    Abbott Laboratories, 5.13%, 07/01/04 +                        6,569

             Retailing -- 0.5%
    9,000    Wal-Mart Stores, Inc., 4.38%, 08/01/03                        9,112

             Telecommunications -- 0.1%
    1,800    BellSouth Telecommunications, Inc.,
               6.50%, 06/15/05 +                                           1,984

             Utilities -- 0.4%
    2,550    AEP Texas Central Co., 3.00%, 02/15/05, # +                   2,552
    1,500    Duke Energy Corp., 3.75%, 03/05/08, # +                       1,511
    2,900    National Rural Utilities Cooperative Finance Corp.,
               3.00%, 02/15/06                                             2,931
                                                                       ------------
                                                                           6,994
             ----------------------------------------------------------------------
             Total Corporate Notes & Bonds
             (Cost $267,671)                                             273,413
             ----------------------------------------------------------------------

             RESIDENTIAL MORTGAGE BACKED SECURITIES -- 8.2%

             Collateralized Mortgage Obligations -- 1.8%
    4,014    Credit Suisse First Boston Mortgage Securities Corp.,
               1.99%, 11/25/31, Ser. 2001-26, Class 3A2, FRN+              4,025
   13,306    Federal National Mortgage Association,
               3.09%, 12/25/28, Ser. 2002-W6, Class 1A1 +                 13,285

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Collateralized Mortgage Obligations -- Continued
$     143    Fifth Third Mortgage Loan Trust,
               6.03%, 10/18/30, Ser. 2000-FTB1, Class A2 +             $     145
      482    GE Capital Mortgage Services, Inc.,
               6.50%, 10/25/28, Ser. 1998-20, Class A1 +                     483
    8,951    Government National Mortgage Association,
               1.84%, 04/16/32, Ser. 2002-24, Class FA, FRN                9,019
    1,427    Norwest Asset Securities Corp.,
               6.50%, 03/26/29, Ser. 1999-4, Class A1                      1,439
    1,040    Residential Accredit Loans, Inc.,
               1.89%, 08/25/31, Ser. 2001-QS11, Class A5, FRN              1,041
      667    Wells Fargo Mortgage Backed Securities Trust,
               6.75%, 07/25/31, Ser. 2001-15, Class 2A2                      669
                                                                       ------------
                                                                          30,106

             Mortgage Backed Pass-Through Securities -- 6.4%
  105,950    Federal National Mortgage Association,
               5.50%, 03/25/33, TBA                                      108,400
             Government National Mortgage Association,
      141      8.50%, 08/15/30, Pool 531310 +                                153
       80      8.50%, 09/15/30, Pool 526096 +                                 87
                                                                       ------------
                                                                         108,640
             ----------------------------------------------------------------------
             Total Residential Mortgage Backed Securities
             (Cost $138,154)                                             138,746
             ----------------------------------------------------------------------

             COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.6%
   19,529    CalSTRS Trust, 3.99%, 11/20/12,
               Ser. 2002-C6, Class A2, # +                                20,084
    8,890    First Union Commercial Mortgage Securities, Inc.,
               7.38%, 04/18/29, Ser. 1997-C1, Class A3 +                  10,161
   12,600    Morgan Stanley Capital I, 6.48%, 11/15/30,
               Ser. 1998-HF2, Class A2                                    14,213
             ----------------------------------------------------------------------
             Total Commercial Mortgage Backed Securities
             (Cost $43,726)                                               44,458
             ----------------------------------------------------------------------

             ASSET BACKED SECURITIES -- 17.1%

   12,500    American Express Credit Account Master Trust,
               5.60%, 11/15/06, Ser. 1999-1, Class A +                    13,078
             AmeriCredit Automobile Receivables Trust,
   11,500      1.54%, 10/12/06, Ser. 2002-A, Class A3, FRN +              11,500
   10,215      4.41%, 11/12/08, Ser. 2001-D, Class A4 +                   10,603
    3,571    Associates Automobile Receivables Trust,
               6.82%, 02/15/05, Ser. 2000-2, Class A3 +                    3,610
   22,000    Bank One Issuance Trust, 4.16%, 01/15/08,
               Ser. 2002-A2, Class A2 +                                   23,050
   10,200    Capital Auto Receivables Asset Trust, 3.82%,
               07/15/05, Ser. 2002-2, Class A3 +                          10,440
   15,750    Capital One Master Trust, 1.44%, 08/15/06,
               Ser. 2000-5, Class A, FRN +                                15,750
             Citibank Credit Card Issuance Trust,
    6,350      2.03%, 10/15/07, Ser. 2000-C2, Class C2, FRN +              6,294
    9,000      2.70%, 01/15/08, Ser. 2003-A2, Class A2 +                   9,099

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

$   5,000    Citibank Credit Card Master Trust I, 5.50%,
               02/15/06, Ser. 1999-1 +                                 $   5,196
    2,826    Comed Transitional Funding Trust, 5.39%,
               06/25/05, Ser. 1998-1, Class A4 +                           2,850
      286    Connecticut RRB Special Purpose Trust CL&P,
               4.87%, 03/30/05, Ser. 2001-1, Class A1 +                      287
   16,465    Countrywide Home Equity Loan Trust,
               1.58%, 08/15/28, Ser. 2002-D, Class A, FRN +               16,383
             Daimler Chrysler Auto Trust,
      270      6.85%, 11/06/05, Ser. 2000-C, Class A4 +                      284
    4,550      3.85%, 04/06/06, Ser. 2002-A, Class A3 +                    4,687
             Discover Card Master Trust I,
    2,430      5.85%, 01/17/06, Ser. 1998-6, Class A +                     2,471
    7,550      1.41%, 07/15/07, Ser. 2002-1, Class A, FRN +                7,554
   21,000      1.49%, 09/15/08, Ser. 2001-3, Class A, FRN +               21,057
    6,424    EQCC Trust, 1.64%, 11/25/31, Ser. 2002-1,
               Class 2A, FRN +                                             6,425
    2,207    First USA Credit Card Master Trust,
               5.28%, 09/18/06, Ser. 1998-9, Class A +                     2,282
             Ford Credit Auto Owner Trust,
      286      4.83%, 02/15/05, Ser. 2001-C, Class A4 +                      289
    4,352      4.31%, 06/15/05, Ser. 2001-D, Class A3 +                    4,424
    2,200      5.25%, 09/15/05, Ser. 2001-C, Class A5 +                    2,280
      600      3.79%, 09/15/06, Ser. 2002-C, Class A4 +                      624
    9,900    Honda Auto Receivables Owner Trust,
               1.92%, 11/20/06, Ser. 2003-1, Class A3                      9,915
             Household Automotive Trust,
      200      7.16%, 05/17/07, Ser. 2000-3, Class A4                        210
   25,500      4.39%, 05/18/09, Ser. 2002-1, Class A4                     26,741
    1,035    MMCA Automobile Trust, 6.78%, 10/15/04,
               Ser. 2000-2, Class A3                                       1,044
    1,500    Nationsbank Credit Card Master Trust,
               6.00%, 12/15/05, Ser. 1993-2, Class A                       1,555
             Onyx Acceptance Auto Trust,
    1,200      5.49%, 11/15/07, Ser. 2001-B, Class A4                      1,263
    7,500      4.71%, 03/15/09, Ser. 2002-B, Class A4                      7,906
             Option One Mortgage Loan Trust,
    6,269      1.64%, 01/25/32, Ser. 2001-4, Class A, FRN                  6,263
    6,233      1.63%, 02/25/32, Ser. 2002-1, Class A, FRN                  6,233
    5,703      1.59%, 10/25/32, Ser. 2002-05, Class A2, FRN                5,690
      450    PP&L Transition Bond Co., LLC,
               6.72%, 12/26/05, Ser. 1999-1, Class A4                        461
    1,230    Premier Auto Trust, 5.59%, 02/09/04,
               Ser. 1999-2, Class A4                                       1,232
   10,000    Residential Asset Securities Corp.,
               2.47%, 08/25/22, Ser. 2002-KS5, Class AIB2                 10,029
    4,403    Sears Credit Account Master Trust,
               5.25%, 10/16/08, Ser. 1998-2, Class A                       4,544
    1,700    Standard Credit Card Master Trust,
               5.95%, 10/07/04, Ser. A                                     1,741

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)     ISSUER                                                      VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

$     176    The Money Store Home Equity Trust,
               7.91%, 05/15/24, Ser. 1996-B, Class A8                  $     178
    7,300    Wachovia Asset Securitization, Inc.,
               1.77%, 12/25/32, Ser. 2002-HE2, Class A, FRN                7,311
    1,873    Wells Fargo Auto Trust,
               4.68%, 02/15/05, Ser. 2001-A, Class A3                      1,895
   11,900    WFS Financial Owner Trust,
               4.50%, 02/20/10, Ser. 2002-2, Class A4, SUB                12,475
             ----------------------------------------------------------------------
             Total Asset Backed Securities
             (Cost $282,758)                                             287,203
-----------------------------------------------------------------------------------
             Total Long-Term Investments
             (Cost $1,368,137)                                         1,387,030
-----------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS -- 17.9%

   UNITS
             OPTION -- 0.0%^

        1    Put Option on 1 Year Mid-Curve Eurodollar Future,
               expiring 12/12/03                                       $     470
               (Cost $900)

 PRINCIPAL
  AMOUNT
  (USD)
             U.S. TREASURY SECURITY -- 0.1%

$   1,000    U.S. Treasury Bill, 1.20%, 05/15/03 +                           998
             (Cost $998)
             MUNICIPAL SECURITY -- 0.9%

   15,450    George Washington University, Ser. A, Rev.,
               FRDO, MBIA, 1.35%, 03/13/03 +                              15,450
               (Cost $15,450)
             COMMERCIAL PAPER -- 4.3%

   12,150    Avery Dennison Corp., 2.44%, 12/18/03,
               Floating Rate +                                            12,150
   16,400    Brahms Funding Corp., 1.34%, 03/28/03 +                      16,383
   15,700    DaimlerChrysler N.A. Holdings Corp.,
               1.46%, 04/02/03 +                                          15,679
    7,450    Duke Energy Corp., 1.55%, 03/14/03 +                          7,446
   16,650    Four Winds Funding Corp., 1.73%, 03/18/03 +                  16,635
    5,450    Southern Power Co., 1.50%, 03/05/03 +                         5,449
             ----------------------------------------------------------------------
             Total Commercial Paper
             (Cost $73,744)                                               73,742
             ----------------------------------------------------------------------
             CERTIFICATES OF DEPOSIT -- 1.0%

   17,200    Nordea Bank Finland PLC (Yankee),
               1.29%, 11/24/03, Floating Rate +
             (Cost $17,192)                                               17,193

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

   SHARES    ISSUER                                                       VALUE
-----------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- CONTINUED

             MONEY MARKET FUND -- 11.6%

  196,914    JPMorgan Prime Money Market Fund (a) +
             (Cost $196,914)                                         $   196,914
-----------------------------------------------------------------------------------
             Total Short-Term Investments
             (Cost $305,198)                                             304,767
-----------------------------------------------------------------------------------

             Total Investments -- 100.0%
             (Cost $1,673,335)                                       $ 1,691,797
-------------------------------------------------------------------------------------------

Futures Contracts
(Amounts in thousands, except number of contracts)

                                                             NOTIONAL         UNREALIZED
  NUMBER                                                     VALUE AT        APPRECIATION
    OF                                     EXPIRATION        2/28/03         (DEPRECIATION)
 CONTRACTS   DESCRIPTION                      DATE            (USD)              (USD)
-------------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING

    1,523    Euro-BOBL                     March, 2003      $  186,243          $    329
    2,235    2 Year Treasury Notes         June, 2003          481,258             1,126
             SHORT FUTURES OUTSTANDING

   (3,289)   5 Year Treasury Notes         June, 2003         (373,970)           (2,483)

Option

   UNITS     PUT OPTION WRITTEN                                            VALUE
-----------------------------------------------------------------------------------
       (1)   Put Option on 90 day Eurodollar Future,
             expiring 12/15/03                                         $    (343)

                       See notes to financial statements.

     JPMORGAN STRATEGIC INCOME FUND
     Portfolio of Investments

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT~    ISSUER                                                        VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 97.2%

             U.S. TREASURY SECURITIES -- 3.9%

             U.S. Treasury Notes & Bonds,
   $  270      2.13%, 10/31/04 @                                         $   273
       25      1.75%, 12/31/04 @                                              25
      380      3.00%, 02/15/08 +                                             386
       60      4.00%, 11/15/12 +                                              62
       20      6.25%, 05/15/30 +                                              24
       10      5.38%, 02/15/31 +                                              11
             ----------------------------------------------------------------------
             Total U.S. Treasury Securities
             (Cost $773)                                                     781
             ----------------------------------------------------------------------

             U.S. GOVERNMENT AGENCY SECURITIES -- 1.2%

             Federal Home Loan Mortgage Corp.,
       75      4.25%, 06/15/05                                                79
       45      5.13%, 07/15/12                                                49
       80    Federal National Mortgage Association,
               7.13%, 01/15/30                                               101
             ----------------------------------------------------------------------
             Total U.S. Government Agency Securities
             (Cost $212)                                                     229
             ----------------------------------------------------------------------

             FOREIGN GOVERNMENT SECURITIES -- 30.5%

      250    Banque Centrale de Tunisie (Tunisia), 7.38%, 04/25/12           269
             Federal Republic of Brazil (Brazil),
       60      11.50%, 03/12/08                                               51
       49      2.63%, 04/15/09, FRN                                           36
      209      8.00%, 04/15/14                                               156
       70      11.00%, 08/17/40                                               50
             Federal Republic of Germany (Germany),
 EUR  500      5.00%, 08/19/05, Ser. 136                                     570
 EUR  250      5.00%, 02/17/06, Ser. 137                                     288
      100    Malaysia Government International Bond (Malaysia),
               7.50%, 07/15/11                                               117
             National Republic of Bulgaria (Bulgaria),
       72      2.19%, 07/28/11, FRN                                           68
      127      2.19%, 07/28/12, Ser. A, FRN                                  123
      100      2.19%, 07/28/24, Ser. A, FRN                                   97
 EUR  500    Netherlands Government Bond (The Netherlands),
               5.50%, 07/15/10                                               602
             Province of Quebec (Canada),
      100      6.13%, 01/22/11                                               114
       30      7.50%, 09/15/29                                                39
       10    Region of Lombardy (Italy), 5.80%, 10/25/32                      11
      250    Republic of Chile (Chile), 5.63%, 07/23/07                      266
             Republic of Colombia (Colombia),
      235      9.75%, 04/23/09                                               236
      135      11.75%, 02/25/20, MTN                                         141
      250    Republic of Costa Rica (Costa Rica),
               8.11%, 02/01/12, #                                            254
       25    Republic of Egypt (Egypt), 8.75%, 07/11/11                       28

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT~    ISSUER                                                        VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

   $  100    Republic of El Salvador (El Salvador),
               8.25%, 04/10/32, #                                        $    96
      150    Republic of Korea (South Korea),
               8.88%, 04/15/08                                               184
             Republic of Panama (Panama),
       90      9.63%, 02/08/11                                                97
      100      10.75%, 05/15/20                                              111
             Republic of Peru (Peru),
      193      9.13%, 02/21/12, #                                            196
       25      9.88%, 02/06/15                                                26
      135      4.50%, 03/07/17, FRN                                          102
       49      4.50%, 03/07/17, FRN                                           40
             Republic of Philippines (Philippines),
       30      8.38%, 03/12/09                                                30
       80      9.88%, 03/16/10                                                85
      145      9.88%, 01/15/19                                               143
        5      10.63%, 03/16/25                                                5
      100    Republic of South Africa (South Africa) (Yankee),
               8.50%, 06/23/17                                               120
             Republic of Turkey (Turkey),
       91      12.38%, 06/15/09                                               99
      195      11.88%, 01/15/30                                              207
             Russian Federation (Russia),
      140      8.75%, 07/24/05                                               156
      100      10.00%, 06/26/07                                              118
       69      8.25%, 03/31/10                                                75
        5      11.00%, 07/24/18                                                7
      177      5.00%, 03/31/30, SUB                                          151
      100    State of Qatar (Qatar), 9.50%, 05/21/09                         128
             United Mexican States (Mexico),
       40      8.50%, 02/01/06, MTN                                           46
       35      9.88%, 01/15/07                                                42
       80      9.88%, 02/01/10                                                97
       35      8.38%, 01/14/11                                                40
       35      11.38%, 09/15/16                                               48
       50      8.13%, 12/30/19                                                53
      100      8.30%, 08/15/31, MTN                                          106
             ----------------------------------------------------------------------
             Total Foreign Government Securities
             (Cost $5,332)                                                 6,124
             ----------------------------------------------------------------------

             SUPRANATIONAL NOTES & BONDS -- 2.3%

      200    Inter-American Development Bank,
               7.38%, 01/15/10                                               248
      200    International Bank for Reconstruction &
               Development, 7.00%, 01/27/05                                  220
             ----------------------------------------------------------------------
             Total Supranational Notes & Bonds
             (Cost $403)                                                     468
             ----------------------------------------------------------------------

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT~    ISSUER                                                        VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             CORPORATE NOTES & BONDS -- 39.5%
             Advertising -- 0.2%
   $   50    Advanstar Communications, Inc., 12.00%,
               02/15/11, Ser. B +                                        $    42

             Aerospace -- 1.0%
      100    BE Aerospace, Inc., 8.00%, 03/01/08, Ser. B                      65
      100    L-3 Communications Corp., 7.63%, 06/15/12                       106
       10    Northrop Grumman Corp., 7.75%, 02/15/31                          12
             Aerospace -- Continued
        5    Raytheon Co., 6.55%, 03/15/10                                     5
        5    The Boeing Co., 5.13%, 02/15/13                                   5
       10    United Technologies Corp., 6.10%, 05/15/12                       11
                                                                         ----------
                                                                             204

             Automotive -- 0.5%
        5    DaimlerChrysler N.A. Holding Corp., 7.75%, 01/18/11               6
             Ford Motor Credit Co.,
       10      6.50%, 01/25/07                                                10
       40      7.38%, 02/01/11                                                38
             General Motors Acceptance Corp.,
       15      6.88%, 09/15/11                                                15
        5      8.00%, 11/01/31                                                 5
       30    General Motors Corp., 7.20%, 01/15/11                            31
                                                                         ----------
                                                                             105

             Banking -- 0.9%
        5    Abbey National Capital Trust I,
               8.96%, 12/31/49, FRN +                                          6
       20    ABN-Amro North American Holding Preferred
               Capital Repackage Trust I,
               6.52%, 12/29/49, FRN, # +                                      22
             Bank of America Corp.,
       15      7.40%, 01/15/11                                                18
        5      4.88%, 09/15/12                                                 5
             Barclays Bank PLC (United Kingdom),
       10      6.86%, 09/29/49, FRN, #                                        11
       10      8.55%, 12/31/49, FRN, #                                        12
        5    Deutsche Bank Financial LLC, 5.38%, 03/02/15                      5
        5    ForeningsSparbanken AB (Sweden),
               9.00%, 12/31/49, FRN, #                                         6
       10    Golden West Financial Corp., 4.75%, 10/01/12                     10
       10    KBC Bank Fund Trust III, 9.86%, 12/31/49, FRN, #                 12
        5    National City Bank, 6.20%, 12/15/11                               6
       10    Royal Bank of Scotland Group PLC
               (United Kingdom), 7.65%, 8/31/49, FRN                          12
       15    SunTrust Banks, Inc., 6.38%, 04/01/11                            17
       10    U.S. Bank N.A., 6.38%, 08/01/11                                  11
             Wells Fargo & Co.,
        5      5.13%, 09/01/12                                                 5
        5      5.00%, 11/15/14                                                 5
                                                                         ----------
                                                                             163

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT~    ISSUER                                                        VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Broadcasting/Cable -- 2.4%
   $  120    British Sky Broadcasting PLC (United Kingdom)
               (Yankee), 6.88%, 02/23/09                                 $   127
        5    COX Communications, Inc., 6.75%, 03/15/11                         6
       60    DirecTV Holdings LLC, 8.38%, 03/15/13, #                         63
      175    Echostar DBS Corp., 10.38%, 10/01/07                            190
      100    Mediacom LLC/Mediacom Capital Corp.,
               9.50%, 01/15/13                                                98
                                                                         ----------
                                                                             484

             Business Services -- 0.5%
      100    Iron Mountain, Inc., 8.63%, 04/01/13                            106

             Chemicals -- 2.0%
      100    Avecia Group PLC (United Kingdom),
               11.00%, 07/01/09                                               80
      100    Huntsman ICI Chemicals LLC, 10.13%, 07/01/09                     85
             Lyondell Chemical Co.,
       10      9.63%, 05/01/07, Ser. A,                                       10
      100      10.88%, 05/01/09                                               86
       25    Noveon, Inc., 11.00%, 02/28/11, Ser. B                           28
        5    The Dow Chemical Co., 7.38%, 11/01/29                             5
      100    The Scotts Co., 8.63%, 01/15/09                                 105
                                                                         ----------
                                                                             399

             Construction -- 1.6%
      100    D.R. Horton, Inc., 9.38%, 03/15/11                              104
        5    Pulte Homes, Inc., 6.25%, 02/15/13                                5
      100    Standard Pacific Corp., 9.50%, 09/15/10                         108
      100    Terex Corp., 10.38%, 04/01/11, Ser. B                           100
                                                                         ----------
                                                                             317

             Consumer Products -- 0.6%
      315    Drypers Corp., 10.25%, 06/15/07, Ser. B (d) (f)                   3
      100    Playtex Products, Inc., 9.38%, 06/01/11                         108
                                                                         ----------
                                                                             111

             Consumer Services -- 0.5%
      100    Service Corp. International, 6.00%, 12/15/05                     97

             Diversified -- 1.2%
      105    General Electric Capital Corp.,
               4.25%, 01/15/08, Ser. A, MTN                                  109
      140    Tyco International Group SA (Luxembourg)
               (Yankee), 6.38%, 10/15/11                                     130
                                                                         ----------
                                                                             239

             Electronics/Electrical Equipment -- 0.3%
       50    Flextronics International LTD (Singapore)
               (Yankee), 9.88%, 07/01/10                                      55

             Entertainment/Leisure -- 0.8%
      100    Argosy Gaming Co., 10.75%, 06/01/09                             108
       50    Six Flags, Inc., 9.50%, 02/01/09                                 47
                                                                         ----------
                                                                             155

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT~    ISSUER                                                        VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Environmental Services -- 0.9%
   $  175    Allied Waste North America,
               10.00%, 08/01/09, Ser. B +                                $   178

             Financial Services -- 3.2%
             American General Finance Corp.,
        5      4.50%, 11/15/07, Ser. H, MTN                                    5
       10      5.38%, 10/01/12, Ser. H, MTN                                   10
       10    CIT Group, Inc., 7.75%, 04/02/12                                 11
       25    Citigroup, Inc., 7.25%, 10/01/10                                 30
       15    Countrywide Home Loans, Inc.,
               5.63%, 05/15/07, Ser. K, MTN                                   16
             Credit Suisse First Boston USA, Inc.,
        5      6.13%, 11/15/11                                                 5
        5      6.50%, 01/15/12                                                 5
        5      7.13%, 07/15/32                                                 6
       10    FleetBoston Financial Corp., 7.25%, 09/15/05                     11
             Goldman Sachs Group, Inc.,
       10      6.60%, 01/15/12                                                11
        5      6.13%, 02/15/33                                                 5
       50    H&E Equipment Services LLC/H&E Finance Corp.,
               11.13%, 06/15/12                                               37
             Household Finance Corp.,
       25      6.40%, 06/17/08, MTN                                           28
        5      8.00%, 07/15/10                                                 6
        5      6.75%, 05/15/11                                                 6
        5      7.00%, 05/15/12                                                 6
        5      6.38%, 11/27/12                                                 5
       30    HSBC Capital Funding LP (Channel Islands),
               9.55%, 12/31/49, FRN, #                                        38
       10    ING Capital Funding Trust III, 8.44%, 12/31/49, FRN              12
       10    John Hancock Funds, 6.50%, 03/01/11, #                           11
       10    Lehman Brothers Holdings, Inc., 6.63%, 01/18/12                  11
       25    Morgan Stanley, 5.80%, 04/01/07                                  27
      100    Nexstar Finance LLC/Nexstar Finance, Inc.,
               12.00%, 04/01/08                                              110
       10    Principal Life Global Funding I, 5.25%, 01/15/13, #              10
        5    Prudential Holdings LLC, 8.70%, 12/18/23, #                       6
             Targeted Return Index (TRAINS),
       18      6.68%, 01/25/07, Ser. 2002-5, FRN, #                           20
       35      6.96%, 01/15/12, Ser. 2002-10, FRN, #                          40
        5    The Bear Stearns Companies, Inc., 5.70%, 11/15/14                 5
       15    UBS Preferred Funding Trust I, 8.62%, 10/29/49, FRN              18
       15    Washington Mutual Bank FA, 6.88%, 06/15/11                       17
      100    Yell Finance BV (The Netherlands), 10.75%, 08/01/11             110
                                                                         ----------
                                                                             638

             Food/Beverage Products -- 1.7%
       10    Archer-Daniels Midland Co., 5.94%, 10/01/32                      10
        5    ConAgra Foods, Inc., 6.75%, 09/15/11                              6
      100    Del Monte Corp., 9.25%, 05/15/11, Ser. B                        103
        5    Kellogg Co., 6.60%, 04/01/11, Ser. B                              6

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT~    ISSUER                                                        VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

   $    5    Kraft Foods, Inc., 6.25%, 06/01/12                          $     6
      100    Smithfield Foods, Inc., 8.00%, 10/15/09, Ser. B                 101
      100    Swift & Co., 10.13%, 10/01/09, #                                 99
                                                                         ----------
                                                                             331

             Health Care/Health Care Services -- 1.1%
      100    Alliance Imaging, Inc., 10.38%, 04/15/11 +                      102
      100    Fresenius Medical Care Capital Trust II,
               7.88%, 02/01/08                                               101
             Health Care/Health Care Services -- Continued
       15    Triad Hospitals, Inc., 11.00%, 05/15/09, Ser. B                  16
                                                                         ----------
                                                                             219

             Hotels/Other Lodging -- 1.8%
      100    Ameristar Casinos, Inc., 10.75%, 02/15/09                       107
       50    Mandalay Resort Group, 10.25%, 08/01/07, Ser. B                  53
       90    MGM Mirage, Inc., 9.75%, 06/01/07                                97
      100    Station Casinos, Inc., 9.88%, 07/01/10                          109
                                                                         ----------
                                                                             366

             Insurance -- 0.2%
        5    AIG SunAmerica Global Financing IX,
               6.90%, 03/15/32, # +                                            6
       15    AXA (France), 8.60%, 12/15/30                                    17
       15    Metlife, Inc., 6.13%, 12/01/11                                   17
             Nationwide Financial Services Inc.,
        5      6.25%, 11/15/11                                                 5
        5      5.90%, 07/01/12                                                 5
                                                                         ----------
                                                                              50

             Machinery & Engineering Equipment -- 0.0%^
        5    Deere & Co., 6.95%, 04/25/14                                      6

             Multi-Media -- 2.0%
       25    AOL Time Warner, Inc., 7.63%, 04/15/31 +                         26
      100    Emmis Communications Corp.,
               8.13%, 03/15/09, Ser. B                                       104
      100    Gray Television, Inc., 9.25%, 12/15/11                          107
      100    Primedia, Inc., 8.50%, 02/01/06, Ser. B                          98
       50    Radio One, Inc., 8.88%, 07/01/11, Ser. B                         54
        5    Viacom, Inc., 7.88%, 07/30/30                                     6
                                                                         ----------
                                                                             395

             Office/Business Equipment -- 0.2%
       30    Xerox Corp., 9.75%, 01/15/09, #                                  31

             Oil & Gas -- 2.9%
        5    Alberta Energy Co., LTD (Canada) (Yankee),
               7.38%, 11/01/31 +                                               6
        5    Amerada Hess Corp., 7.88%, 10/01/29                               6
       10    Anadarko Finance Co., 6.75%, 05/01/11, Ser. B                    11
       15    Anadarko Petroleum Corp., 6.13%, 03/15/12                        17
      100    Chesapeake Energy Corp., 8.13%, 04/01/11                        105
       10    Conoco Funding Co. (Canada), 7.25%, 10/15/31                     12
       10    Devon Financing Corp. ULC, 7.88%, 09/30/31                       12
       15    Lasmo USA, Inc., 7.30%, 11/15/27                                 18

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT~    ISSUER                                                        VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

   $  150    Newpark Resources, Inc., 8.63%, 12/15/07, Ser. B            $   146
       15    Occidental Petroleum Corp., 6.75%, 01/15/12                      17
      100    Petroliam Nasional BHD (Malaysia),
               7.75%, 08/15/15, #                                            115
      100    Plains Exploration & Production Co.,
               8.75%, 07/01/12, Ser. B                                       104
        5    Transocean, Inc., 7.50%, 04/15/31                                 6
                                                                         ----------
                                                                             575

             Packaging -- 2.2%
             Crown European Holdings SA (France),
       60      9.50%, 03/01/11, #                                             60
       60      10.88%, 03/01/13, #                                            60
      100    Owens-Brockway Glass Container, Inc.,
               8.88%, 02/15/09                                               102
      100    Riverwood International Corp., 10.63%, 08/01/07                 103
      100    Stone Container Corp., 9.75%, 02/01/11                          108
                                                                         ----------
                                                                             433

             Paper/Forest Products -- 1.3%
             Georgia-Pacific Corp.,
      100      8.88%, 02/01/10, #                                             99
       65      9.50%, 12/01/11                                                62
             International Paper Co.,
        5      6.75%, 09/01/11                                                 6
       10      5.85%, 10/30/12, #                                             11
        5    MeadWestvaco Corp., 6.85%, 04/01/12                               6
       75    Tembec Industries, Inc. (Canada), 8.50%, 02/01/11                75
       10    Weyerhaeuser Co., 6.75%, 03/15/12                                11
                                                                         ----------
                                                                             270

             Pipelines -- 0.3%
       70    El Paso Corp., 7.88%, 06/15/12, #                                53
       10    Kinder Morgan, Inc., 6.50%, 09/01/12                             11
        5    TransCanada Pipelines LTD (Canada) (Yankee),
               8.63%, 05/15/12                                                 6
                                                                         ----------
                                                                              70

             Real Estate Investment Trust -- 1.9%
      100    FelCor Lodging LP, 9.50%, 09/15/08                               93
      100    Host Marriott LP, 9.25%, 10/01/07, Ser. G                        97
      100    MeriStar Hospitality Operating Partnership
               LP/MeriStar Hospitality Finance Corp.,
               10.50%, 06/15/09                                               86
      100    Ventas Realty LP/Ventas Capital Corp.,
               9.00%, 05/01/12                                               105
                                                                         ----------
                                                                             381

             Restaurants/Food Services -- 1.4%
       60    NE Restaurant Co., Inc., 10.75%, 07/15/08                        52
      200    Yum! Brands, Inc., 8.88%, 04/15/11                              219
                                                                         ----------
                                                                             271

             Retailing -- 1.0%
       21    All Star Gas Corp., 11.00%, 06/30/03 (d) (f) (i) +                7
      100    Buffets, Inc., 11.25%, 07/15/10                                  88

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT~    ISSUER                                                        VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

   $    5    Federated Department Stores, Inc., 6.63%, 04/01/11          $     6
      100    Great Atlantic & Pacific Tea Co., 9.13%, 12/15/11                81
             Kroger Co.,
       10      6.80%, 04/01/11                                                11
        5      7.50%, 04/01/31                                                 6
       10    Safeway, Inc., 6.50%, 03/01/11                                   11
                                                                         ----------
                                                                             210

             Semi-Conductors -- 0.1%
       25    Fairchild Semiconductor International, Inc.,
               10.50%, 02/01/09                                               28

             Shipping/Transportation -- 0.8%
       15    Burlington Northern Santa Fe Corp.,
               6.75%, 07/15/11                                                17
       10    CSX Corp., 6.30%, 03/15/12                                       11
       15    Norfolk Southern Corp., 6.75%, 02/15/11                          17
      100    Teekay Shipping Corp. (Bahamas), 8.88%, 07/15/11                106
       15    Union Pacific Corp., 6.65%, 01/15/11                             17
                                                                         ----------
                                                                             168

             Telecommunications -- 2.4%
       10    AT&T Broadband Corp., 8.38%, 03/15/13 +                          12
             AT&T Corp.,
       10      7.80%, 11/15/11 +                                              11
        5      8.50%, 11/15/31 +                                               5
             AT&T Wireless Services, Inc.,
       10      7.88%, 03/01/11 +                                              11
        5      8.75%, 03/01/31 +                                               5
       25    BellSouth Capital Funding, 7.75%, 02/15/10                       30
       15    British Telecom PLC (United Kingdom),
               8.88%, 12/15/30, SUB                                           19
       10    Cingular Wireless LLC, 6.50%, 12/15/11                           11
        5    Citizens Communications Co., 9.25%, 05/15/11                      6
       10    Deutsche Telekom International Finance BV
               (The Netherlands), 8.57%, 06/15/10, SUB                        12
             France Telecom SA (France),
        5      9.25%, 03/01/11, SUB                                            6
       10      10.00%, 03/01/31, SUB                                          13
       40    Insight Midwest LP/Insight Capital, Inc.,
               9.75%, 10/01/09                                                39
        5    Koninklijke KPN NV (The Netherlands),
               8.00%, 10/01/10                                                 6
       85    Nextel Communications, Inc., 9.38%, 11/15/09                     85
       10    SBC Communications, Inc., 5.88%, 08/15/12                        11
       15    Sprint Capital Corp., 7.63%, 01/30/11                            15
       15    TCI Communications, Inc., 7.88%, 02/15/26                        16
       10    Telefonica Europe BV (The Netherlands),
               7.75%, 09/15/10                                                12
      100    TSI Telecommunication Services, Inc.,
               12.75%, 02/01/09, Ser. B                                       90
        5    Verizon Global Funding Corp., 7.38%, 09/01/12                     6
       15    Verizon New Jersey, Inc., 5.88%, 01/17/12                        16

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT~    ISSUER                                                        VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

   $   25    Verizon New York, Inc., 6.88%, 04/01/12, Ser. A             $    29
       15    Vodafone Group PLC (United Kingdom),
               7.75%, 02/15/10                                                18
                                                                         ----------
                                                                             484

             Transportation -- 0.4%
       75    CP Ships LTD (Canada), 10.38%, 07/15/12                          79

             Utilities -- 1.2%
        5    AEP Texas Central Co., 5.50%, 02/15/13, # +                       5
       40    Allegheny Energy Supply, 8.75%, 04/15/12, # +                    29
       15    Aquila, Inc., 11.88%, 07/01/12, #                                11
      125    Calpine Corp., 8.50%, 02/15/11                                   61
       35    CMS Energy Corp., 7.50%, 01/15/09                                29
        5    Columbus Southern Power Co., 5.50%, 03/01/13, #                   5
       15    Consolidated Edison Company of New York,
               5.63%, 07/01/12, Ser. 2002-A                                   16
        5    Constellation Energy Group, Inc., 7.00%, 04/01/12                 6
       20    Dominion Resources, Inc., 8.13%, 06/15/10, Ser. A                24
       10    Duke Energy Corp., 3.75%, 03/05/08, #                            10
       10    Florida Power & Light Co., 4.85%, 02/01/13                       10
        5    MidAmerican Energy Holdings Co., 6.75%, 12/30/31                  5
             National Rural Utilities Cooperative Finance Corp.,
        5      6.50%, 03/01/07, Ser. C, MTN                                    6
       15      3.88%, 02/15/08                                                15
       10    Pepco Holdings, Inc., 6.45%, 08/15/12, #                         11
        5    Progress Energy, Inc., 7.10%, 03/01/11                            6
                                                                         ----------
                                                                             249
             ----------------------------------------------------------------------
             Total Corporate Notes & Bonds
             (Cost $8,053)                                                 7,909
             ----------------------------------------------------------------------

             RESIDENTIAL MORTGAGE BACKED SECURITIES -- 15.6%

             Mortgage Backed Pass-Through Securities -- 15.6%
             Federal Home Loan Mortgage Corp.,
      113      6.00%, 05/01/17, Gold Pool E89420                             119
      461      6.00%, 04/01/32, Gold Pool C66183                             480
             Federal National Mortgage Association,
        7      7.50%, 09/01/12, Pool 313720                                    8
       17      7.00%, 01/01/15, Pool 252977                                   19
       17      6.50%, 02/01/29, Pool 481582                                   18
       31      6.50%, 03/01/29, Pool 484753                                   33
       25      6.50%, 06/01/29, Pool 503097                                   26
       38      6.50%, 06/01/29, Pool 503599                                   39
       90      6.50%, 08/01/29, Pool 489198                                   94
      463      6.00%, 11/01/29, Pool 561431                                  483
       63      6.50%, 11/01/29, Pool 252872                                   66
       48      6.50%, 04/01/31, Pool 535811                                   51
      199      6.00%, 01/01/32, Pool 624090                                  207
      118      6.50%, 04/01/32, Pool 638067                                  124
      490      5.50%, 11/01/32, Pool 254594                                  502
      500      5.50%, 12/01/32, Pool 687398                                  511

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT~    ISSUER                                                        VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             Government National Mortgage Association,
   $  138      6.50%, 05/15/28, Pool 472622                             $    146
       19      6.50%, 05/15/29, Pool 472800                                   20
       36      6.50%, 05/15/29, Pool 492730                                   38
      146      6.50%, 05/15/31, Pool 781288                                  154
             ----------------------------------------------------------------------
             Total Residential Mortgage Backed Securities
             (Cost $3,023)                                                 3,138
             ----------------------------------------------------------------------

             COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.5%

      130    Credit Suisse First Boston Mortgage Securities
             Corp., 6.51%, 02/15/34, Ser. 2001-CF2, Class A4                 148
             LB-UBS Commercial Mortgage Trust,
       60      6.65%, 11/15/27, Ser. 2001-C2, Class A2                        69
       75      6.46%, 03/15/31, Ser. 2002-C1, Class A4                        85
             ----------------------------------------------------------------------
             Total Commercial Mortgage Backed Securities
             (Cost $267)                                                     302
             ----------------------------------------------------------------------

             ASSET BACKED SECURITIES -- 2.7%

       75    AmeriCredit Automobile Receivables Trust,
               5.37%, 06/12/08, Ser. 2001-B, Class A4                         78
      190    Discover Card Master Trust I, 5.30%, 11/16/06,
               Ser.  2001-5, Class A                                         199
             Ford Credit Auto Owner Trust,
       55      5.25%, 09/15/05, Ser. 2001-C, Class A5                         57
      150      4.01%, 03/15/06, Ser. 2001-E, Class A4                        155
       55    Honda Auto Receivables Owner Trust,
               5.56%, 06/19/06, Ser. 2001-1, Class A4                         57
             ----------------------------------------------------------------------
             Total Asset Backed Securities
             (Cost $529)                                                     546
             ----------------------------------------------------------------------

             WARRANT -- 0.0%^

 SHARES
             Telecommunications -- 0.0%^
        0^^  Startec Global Communications Corp.,
               0.00%, 05/15/05 +
             (Cost $0)                                                         0^^
-----------------------------------------------------------------------------------
             Total Long-Term Investments
             (Cost $18,592)                                               19,497
-----------------------------------------------------------------------------------

      SHORT-TERM INVESTMENT -- 2.8%

             MONEY MARKET FUND -- 2.8%
      560    JPMorgan Prime Money Market Fund (a) +
             (Cost $560)                                                     560
-----------------------------------------------------------------------------------
             Total Investments -- 100.0%
             (Cost $19,152)                                             $ 20,057
-----------------------------------------------------------------------------------

                       See notes to financial statements.

SUMMARY OF INVESTMENTS BY COUNTRY, FEBRUARY 28, 2003

COUNTRY                                           % OF INVESTMENT SECURITIES
----------------------------------------------------------------------------
United States                                                63.5%
Germany                                                       4.3
The Netherlands                                               3.7
Russia                                                        2.5
Mexico                                                        2.1
Colombia                                                      1.9
Peru                                                          1.8
Canada                                                        1.7
Turkey                                                        1.5
Brazil                                                        1.5
Bulgaria                                                      1.4
United Kingdom                                                1.4
Tunisia                                                       1.3
Chile                                                         1.3
Philippines                                                   1.3
Costa Rica                                                    1.3
Malaysia                                                      1.2
Panama                                                        1.0
South Korea                                                   0.9
France                                                        0.8
Luxembourg                                                    0.6
Qatar                                                         0.6
South Africa                                                  0.6
Bahamas                                                       0.5
El Salvador                                                   0.5
Other (below 0.5%)                                            0.8
----------------------------------------------------------------------------
Total                                                       100.0%
----------------------------------------------------------------------------

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

Futures Contracts
(Amounts in thousands, except number of contracts)

                                                         NOTIONAL      UNREALIZED
  NUMBER                                                 VALUE AT     APPRECIATION
    OF                                     EXPIRATION    2/28/03     (DEPRECIATION)
 CONTRACTS   DESCRIPTION                      DATE        (USD)          (USD)
-------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING

     4       Treasury Bonds                June, 2003   $    458         $  10
             SHORT FUTURES OUTSTANDING

    (2)      5 Year Treasury Notes         June, 2003       (227)           (2)
    (9)      10 Year Treasury Notes        June, 2003     (1,038)          (11)

Forward Foreign Currency Exchange Contracts

                                                             NET UNREALIZED
                                 SETTLEMENT       VALUE       APPRECIATION
                    SETTLEMENT      VALUE      AT 2/28/03    (DEPRECIATION)
 CONTRACTS TO SELL     DATE         (USD)         (USD)           (USD)
---------------------------------------------------------------------------
      1,375 EUR       3/31/03      $ 1,483       $ 1,480           $ 3

                       See notes to financial statements.

     JPMORGAN U.S. TREASURY INCOME FUND
     Portfolio of Investments

As of February 28, 2003
(Amounts in thousands)

 PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 98.0%

             U.S. TREASURY SECURITIES -- 81.5%

             U.S. Treasury Notes & Bonds,
$   4,605      3.25%, 08/15/07                                         $   4,746
    3,160      3.00%, 02/15/08                                             3,208
    2,000      5.75%, 08/15/10 +                                           2,317
    9,865      5.00%, 02/15/11 +                                          10,938
    4,180      4.38%, 08/15/12                                             4,416
   13,000      9.00%, 11/15/18 +                                          19,719
    5,700      8.13%, 08/15/19 @                                           8,087
    8,600      8.50%, 02/15/20 +                                          12,629
    8,000      8.00%, 11/15/21 +                                          11,360
   15,000      7.25%, 08/15/22 +                                          19,905
   15,000      6.88%, 08/15/25 +                                          19,355
    2,500      6.38%, 08/15/27 +                                           3,066
    6,250      6.13%, 08/15/29 +                                           7,482
             ----------------------------------------------------------------------
             Total U.S. Treasury Securities
             (Cost $118,870)                                             127,228
             ----------------------------------------------------------------------

             RESIDENTIAL MORTGAGE BACKED SECURITIES -- 16.5%

             Mortgage Backed Pass-Through Securities -- 16.5%
        1    Federal Home Loan Mortgage Corp.,
               7.00%, 12/01/14, Gold Pool E00766                               1
             Government National Mortgage Association,
    8,589      6.00%, 10/15/32, Pool 552829                                8,999
   10,179      6.00%, 12/15/32, Pool 596765                               10,664
    5,989      5.50%, 01/15/33, Pool 603915                                6,177
             ----------------------------------------------------------------------
             Total Residential Mortgage Backed Securities
             (Cost $25,344)                                               25,841
-----------------------------------------------------------------------------------
             Total Long-Term Investments
             (Cost $144,214)                                             153,069
-----------------------------------------------------------------------------------

     SHORT-TERM INVESTMENT -- 2.0%

  SHARES
             MONEY MARKET FUND -- 2.0%

    3,129    JPMorgan 100% U.S. Treasury Securities
               Money Market Fund (a)
             (Cost $3,129)                                                 3,129
-----------------------------------------------------------------------------------
             Total Investments -- 100.0%
             (Cost $147,343)                                           $ 156,198
-----------------------------------------------------------------------------------

                       See notes to financial statements.

As of February 28, 2003
(Amounts in thousands)

Futures Contracts
(Amounts in thousands, except number of contracts)

                                                          NOTIONAL    UNREALIZED
  NUMBER                                                  VALUE AT   APPRECIATION
    OF                                     EXPIRATION     2/28/03   (DEPRECIATION)
 CONTRACTS   DESCRIPTION                      DATE          (USD)        (USD)
----------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING
   150       2 Year Treasury Notes         June, 2003    $  32,299    $     90
    30       5 Year Treasury Notes         June, 2003        3,411          25
    79       10 Year Treasury Notes        June, 2003        9,115          96
             SHORT FUTURES OUTSTANDING
  (551)      Treasury Bonds                June, 2003      (63,072)     (1,316)

                       See notes to financial statements.

Abbreviations:
*       -- Non-income producing security.
#       -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
~       -- Denominated in United States Dollars unless otherwise noted.
^^      -- Amount rounds to less than one thousand.
^       -- Amount rounds to less than 0.1%.
+       -- All or a portion of this security is segregated for TBA, when issued, delayed delivery securities or swaps.
@       -- Security is fully or partially segregated with custodian as collateral for futures or with brokers as intitial margin for futures contracts.
(a)     -- Affiliated. Money market fund registered under the Investment Company
           Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
(d)     -- Defaulted Security.
(f)     -- Fair Valued Investment. The following are approximately the market value and percentage of the investments that are fair valued (amounts in thousands):

           FUND                             MARKET VALUE    PERCENTAGE
           ----                             ------------    ----------
           JPMorgan Bond Fund                  $ 21,062         1.03%
           JPMorgan Global Strategic
            Income Fund                        $ 16,988        11.60%
           JPMorgan Strategic Income Fund      $     10         0.05%

(i)     -- Security is considered illiquid and may be difficult to sell.
CAD     -- Canadian Dollar.
DN      -- Discount Note. The rate shown is the effective yield at the date of purchase.
EUR     -- Euro.
FHLMC   -- Federal Home Loan Mortgage Corp.
FNMA    -- Federal National Mortgage Association.
FRDO    -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at February 28, 2003.
FRN     -- Floating Rate Note. The rate shown is the rate in effect as of
           February 28, 2003.
GBP     -- Great Britain Pound.
IO      -- Interest Only.
LIBOR   -- London Interbank Offered Rate.
MBIA    -- Municipal Bond Insurance Association.
MTN     -- Medium Term Note.
PO      -- Principal Only.
RAN     -- Revenue Anticipation Notes.
Rev.    -- Revenue Bond.
Ser.    -- Series.
SUB     -- Step-up Bond. The rate shown is the rate in effect as
           of February 28, 2003.
TBA     -- To Be Announced.
USD     -- United States Dollar.

                       See notes to financial statements.

     JPMORGAN FUNDS
     Statement of Assets and Liabilities

As of February 28, 2003

(Amounts in thousands, except per share amounts)

                                                                                 BOND          BOND
                                                                                 FUND         FUND II
-----------------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                                         $  2,049,049   $  1,045,664
     Cash                                                                               2              1
     Foreign currency, at value                                                         9            165
     Receivables:
      Investment securities sold                                                  132,223        100,371
      Fund shares sold                                                              2,391            362
      Interest and dividends                                                       10,819          4,462
      Unrealized appreciation on forward foreign currency
        exchange contracts                                                            185             --
      Unrealized appreciation on open swap contracts                                5,315            218
      Expense reimbursements                                                            2             --
-----------------------------------------------------------------------------------------------------------
   Total Assets                                                                 2,199,995      1,151,243
-----------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Dividends                                                                     1,465          2,129
      Investment securities purchased                                             640,568        446,468
      Fund shares redeemed                                                          2,114            348
      Variation margin                                                                640            298
      Outstanding options written, at fair value                                    3,130          1,400
      Unrealized depreciation on open swap contracts                                5,200          1,771
     Accrued liabilities:
      Investment advisory fees                                                        355            160
      Administration fees                                                              53             80
      Shareholder servicing fees                                                      111             61
      Distribution fees                                                                 2              8
      Custodian fees                                                                   35             18
      Trustees' fees - deferred compensation plan                                       1             96
      Other                                                                            35             36
-----------------------------------------------------------------------------------------------------------
   Total Liabilities                                                              653,709        452,873
-----------------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                            1,471,783        666,671
     Accumulated undistributed (overdistributed) net investment income               (238)           208
     Accumulated net realized gain (loss) on investments, futures,
      foreign exchange transactions, options and swaps                             18,308          7,250
     Net unrealized appreciation (depreciation) of investments,
      futures, foreign exchange translations, options and swaps                    56,433         24,241
-----------------------------------------------------------------------------------------------------------
   Total Net Assets                                                          $  1,546,286   $    698,370
-----------------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding ($0.001 par value;
   unlimited number of shares authorized):
     Class A                                                                          145            849
     Class B                                                                          235            358
     Institutional                                                                 65,523             --
     Select                                                                        33,457         15,404
     Ultra                                                                         51,235             --
   Net Asset Value:
     Class A (and redemption price)                                          $      10.31   $      42.13
     Class B*                                                                $      10.27   $      42.02
     Institutional (and redemption price)                                    $      10.27   $         --
     Select (and redemption price)                                           $      10.27   $      42.04
     Ultra (and redemption price)                                            $      10.27   $         --
   Class A Maximum Public Offering Price Per Share
     (net asset value per share/95.5%)                                       $      10.80   $      44.12
-----------------------------------------------------------------------------------------------------------
   Cost of investments                                                       $  1,994,745   $  1,019,595
-----------------------------------------------------------------------------------------------------------
   Cost of foreign currency                                                  $          9   $        165
-----------------------------------------------------------------------------------------------------------
   Premiums received from options written                                    $      7,444   $      1,665
===========================================================================================================

*  Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

As of February 28, 2003

(Amounts in thousands, except per share amounts)

                                                                                              FLEMING
                                                                                ENHANCED      EMERGING
                                                                                 INCOME     MARKETS DEBT
                                                                                  FUND          FUND
-----------------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                                         $    411,583   $     60,964
     Cash                                                                              16             --
     Foreign currency, at value                                                        --^            15
     Receivables:
      Investment securities sold                                                    2,068            150
      Fund shares sold                                                                162            286
      Interest and dividends                                                        1,396          1,165
      Variation margin                                                                 --              5
-----------------------------------------------------------------------------------------------------------
   Total Assets                                                                   415,225         62,585
-----------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Due to custodian                                                                 --          2,930
      Dividends                                                                       109             56
      Investment securities purchased                                              38,093            504
      Fund shares redeemed                                                             --              8
      Variation margin                                                                159             --
      Outstanding options written, at fair value                                       84             --
     Accrued liabilities:
      Investment advisory fees                                                         41             31
      Administration fees                                                              --              2
      Custodian fees                                                                   21             11
      Other                                                                            72             36
-----------------------------------------------------------------------------------------------------------
   Total Liabilities                                                               38,579          3,578
-----------------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                              378,489         59,168
     Accumulated undistributed (overdistributed)
      net investment income                                                           (11)           302
     Accumulated net realized gain (loss) on investments, futures,
      foreign exchange transactions and options                                    (2,406)        (6,001)
     Net unrealized appreciation (depreciation) of investments,
      futures, foreign exchange translations and options                              574          5,538
-----------------------------------------------------------------------------------------------------------
   Total Net Assets                                                          $    376,646   $     59,007
-----------------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding ($0.001 par value;
   unlimited number of shares authorized):
     Institutional                                                                 37,882             --
     Select                                                                            --          7,073
   Net Asset Value:
     Institutional (and redemption price)                                    $       9.94   $         --
     Select (and redemption price)                                           $         --   $       8.34
-----------------------------------------------------------------------------------------------------------
   Cost of investments                                                       $    410,653   $     55,400
-----------------------------------------------------------------------------------------------------------
   Cost of foreign currency                                                  $         --^  $         55
-----------------------------------------------------------------------------------------------------------
   Premiums received from options written                                    $        213   $         --
===========================================================================================================

^  Amount rounds to less than one thousand.

                       See notes to financial statements.

As of February 28, 2003

(Amounts in thousands, except per share amounts)

                                                                                GLOBAL
                                                                               STRATEGIC
                                                                                INCOME
                                                                                 FUND
--------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                                         $    146,448
     Cash                                                                             283
     Foreign currency, at value                                                        53
     Receivables:
      Investment securities sold                                                    6,489
      Fund shares sold                                                                 21
      Interest and dividends                                                        1,621
      Unrealized appreciation on forward foreign currency exchange contracts           42
      Expense reimbursements                                                            2
--------------------------------------------------------------------------------------------
   Total Assets                                                                   154,959
--------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Dividends                                                                       391
      Investment securities purchased                                              24,499
      Fund shares redeemed                                                              4
      Variation margin                                                                 48
      Unrealized depreciation on forward foreign currency exchange contracts            9
     Accrued liabilities:
      Investment advisory fees                                                         22
      Administration fees                                                              11
      Shareholder servicing fees                                                        8
      Custodian fees                                                                   38
      Other                                                                            28
--------------------------------------------------------------------------------------------
   Total Liabilities                                                               25,058
--------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                              159,482
     Accumulated undistributed (overdistributed) net investment income               (539)
     Accumulated net realized gain (loss) on investments, futures
      and foreign exchange transactions                                           (36,124)
     Net unrealized appreciation (depreciation) of investments, futures
      and foreign exchange translations                                             7,082
--------------------------------------------------------------------------------------------
   Total Net Assets                                                          $    129,901
--------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding ($0.001 par value;
   unlimited number of shares authorized):
     Class A                                                                           14
     Class B                                                                           28
     Institutional                                                                 14,151
     Select                                                                           390
   Net Asset Value:
     Class A (and redemption price)                                          $       8.90
     Class B*                                                                $       8.85
     Institutional (and redemption price)                                    $       8.91
     Select (and redemption price)                                           $       8.91
   Class A Maximum Public Offering Price Per Share
     (net asset value per share/95.5%)                                       $       9.32
--------------------------------------------------------------------------------------------
   Cost of investments                                                       $    139,251
--------------------------------------------------------------------------------------------
   Cost of foreign currency                                                  $         53
============================================================================================

*  Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

As of February 28, 2003

(Amounts in thousands, except per share amounts)

                                                                             INTERMEDIATE    SHORT TERM
                                                                                 BOND           BOND
                                                                                 FUND           FUND
-----------------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                                         $    819,269   $    995,408
     Cash                                                                              --             69
     Foreign currency, at value                                                       903             --
     Receivables:
      Investment securities sold                                                  119,162          3,493
      Fund shares sold                                                                136            518
      Interest and dividends                                                        3,719          2,741
      Variation margin                                                                 --            235
      Unrealized appreciation on open swap contracts                                  180          1,290
-----------------------------------------------------------------------------------------------------------
   Total Assets                                                                   943,369      1,003,754
-----------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Due to custodian                                                              1,105             --
      Foreign currency due to custodian, at value                                      --              2
      Dividends                                                                     1,823            517
      Investment securities purchased                                             388,945         70,646
      Fund shares redeemed                                                            362          8,357
      Variation margin                                                                229            597
      Outstanding options written, at fair value                                    1,182            210
      Unrealized depreciation on open swap contracts                                1,454             --
     Accrued liabilities:
      Investment advisory fees                                                        134            178
      Administration fees                                                              67             --^
      Shareholder servicing fees                                                      111             33
      Distribution fees                                                                --              2
      Custodian fees                                                                   19             21
      Trustees' fees - deferred compensation plan                                      75              1
      Other                                                                            45             35
-----------------------------------------------------------------------------------------------------------
   Total Liabilities                                                              395,551         80,599
-----------------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                              522,814        908,383
     Accumulated undistributed (overdistributed) net investment income                114            853
     Accumulated net realized gain (loss) on investments, futures,
      foreign exchange transactions, options and swaps                              7,637          3,852
     Net unrealized appreciation (depreciation) of investments, futures,
      foreign exchange translations, options and swaps                             17,253         10,067
-----------------------------------------------------------------------------------------------------------
   Total Net Assets                                                          $    547,818   $    923,155
-----------------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding ($0.001 par value;
   unlimited number of shares authorized):
     Class A                                                                          421          1,214
     Institutional                                                                     --         74,752
     Select                                                                        51,475         16,310
   Net Asset Value:
     Class A (and redemption price)                                          $      10.55   $       9.99
     Institutional (and redemption price)                                    $         --   $      10.01
     Select (and redemption price)                                           $      10.56   $      10.00
   Class A Maximum Public Offering Price Per Share
     (net asset value per share/95.5% and 98.5%)                             $      11.05   $      10.14
-----------------------------------------------------------------------------------------------------------
   Cost of investments                                                       $    800,635   $    986,955
-----------------------------------------------------------------------------------------------------------
   Cost of foreign currency                                                  $        902   $         --
-----------------------------------------------------------------------------------------------------------
   Premiums received from options written                                    $      1,410   $      1,663
===========================================================================================================

^  Amount rounds to less than one thousand.

                       See notes to financial statements.

As of February 28, 2003

(Amounts in thousands, except per share amounts)

                                                                              SHORT-TERM     STRATEGIC
                                                                                 BOND         INCOME
                                                                                FUND II        FUND
-----------------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                                         $  1,691,797   $     20,057
     Cash                                                                           1,098              8
     Foreign currency, at value                                                       202             13
     Receivables:
      Investment securities sold                                                    7,674          1,033
      Fund shares sold                                                             11,661            117
      Interest and dividends                                                        6,172            306
      Variation margin                                                                822             --
      Unrealized appreciation on forward foreign currency
        exchange contracts                                                             --              3
   Expense reimbursements                                                              --              9
-----------------------------------------------------------------------------------------------------------
   Total Assets                                                                 1,719,426         21,546
-----------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Dividends                                                                     2,070             61
      Investment securities purchased                                             121,919            515
      Fund shares redeemed                                                          3,047             95
      Variation margin                                                              1,016              1
      Outstanding options written, at fair value                                      343             --
     Accrued liabilities:
      Investment advisory fees                                                        303             --
      Administration fees                                                             139             --
      Shareholder servicing fees                                                      314              1
     Distribution fees                                                                359              9
     Custodian fees                                                                    25             33
     Trustees' fees - deferred compensation plan                                       22              1
     Other                                                                             62             26
-----------------------------------------------------------------------------------------------------------
   Total Liabilities                                                              129,619            742
-----------------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                            1,566,660         23,117
     Accumulated undistributed (overdistributed) net investment income             (3,479)           (69)
     Accumulated net realized gain (loss) on investments, futures,
      foreign exchange transactions and options                                     8,669         (3,150)
     Net unrealized appreciation (depreciation) of investments, futures,
      foreign exchange translations and options                                    17,957            906
-----------------------------------------------------------------------------------------------------------
   Total Net Assets                                                          $  1,589,807   $     20,804
-----------------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding ($0.001 par value;
   unlimited number of shares authorized):
     Class A                                                                        9,806            287
     Class B                                                                           --            877
     Class C                                                                           --            274
     Class M                                                                      126,201            920
     Select                                                                        17,124             --
   Net Asset Value:
     Class A (and redemption price)                                          $      10.38   $       8.83
     Class B*                                                                $         --   $       8.83
     Class C*                                                                $         --   $       8.84
     Class M (and redemption price)                                          $      10.38   $       8.82
     Select (and redemption price)                                           $      10.40   $         --
   Class A Maximum Public Offering Price Per Share
     (net asset value per share/98.5% and 95.5%)                             $      10.54   $       9.25
   Class M Maximum Public Offering Price Per Share
     (net asset value per share/98.5% and 97.0%)                             $      10.54   $       9.09
-----------------------------------------------------------------------------------------------------------
   Cost of investments                                                       $  1,673,335   $     19,152
-----------------------------------------------------------------------------------------------------------
   Cost of foreign currency                                                  $        202   $         13
-----------------------------------------------------------------------------------------------------------
   Premiums received from options written                                    $        866   $         --
===========================================================================================================

*  Redemption price may be reduced by contingent deferred sales charge.

                          See notes to financial statements.

As of February 28, 2003

(Amounts in thousands, except per share amounts)

                                                                                 U.S.
                                                                               TREASURY
                                                                                INCOME
                                                                                 FUND
--------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                                         $    156,198
     Receivables:
      Fund shares sold                                                                478
      Interest and dividends                                                          841
--------------------------------------------------------------------------------------------
   Total Assets                                                                   157,517
--------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Dividends                                                                       156
      Investment securities purchased                                               3,204
      Fund shares redeemed                                                            305
      Variation in margin                                                             366
     Accrued liabilities:
      Investment advisory fees                                                         21
      Administration fees                                                               7
      Shareholder servicing fees                                                       16
      Distribution fees                                                                13
      Custodian fees                                                                   12
      Trustees' fees - deferred compensation plan                                      32
      Other                                                                            46
--------------------------------------------------------------------------------------------
   Total Liabilities                                                                4,178
--------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                              148,976
     Accumulated undistributed (overdistributed) net investment income                  4
     Accumulated net realized gain (loss) on investments and futures               (3,391)
     Net unrealized appreciation (depreciation) of investments and futures          7,750
--------------------------------------------------------------------------------------------
   Total Net Assets                                                          $    153,339
--------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
     Class A                                                                        4,262
     Class B                                                                        1,903
     Select                                                                         6,502
   Net Asset Value:
     Class A (and redemption price)                                          $      12.11
     Class B*                                                                $      12.09
     Select (and redemption price)                                           $      12.11
   Class A Maximum Public Offering Price Per Share
     (net asset value per share/95.5%)                                       $      12.68
--------------------------------------------------------------------------------------------
   Cost of investments                                                       $    147,343
============================================================================================

*  Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

     JPMORGAN FUNDS
     Statement of Operations

For the six months ended February 28, 2003

(Amounts in thousands)

                                                                                 BOND          BOND
                                                                                 FUND         FUND II
-----------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                                $     33,082   $     13,046
     Dividend income from affiliated investments*                                   1,374            791
-----------------------------------------------------------------------------------------------------------
   Total investment income                                                         34,456         13,837
-----------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                       2,398          1,041
     Administration fees                                                            1,199            521
     Shareholder servicing fees                                                       905            868
     Distribution fees                                                                  8             96
     Custodian fees                                                                   169             82
     Printing and postage                                                              53             12
     Professional fees                                                                 68             25
     Registration expenses                                                             17             11
     Transfer agent fees                                                               57             52
     Trustees' fees                                                                     8              3
     Other                                                                             21             17
-----------------------------------------------------------------------------------------------------------
   Total expenses                                                                   4,903          2,728
-----------------------------------------------------------------------------------------------------------
     Less amounts waived                                                              942            554
     Less earnings credits                                                              2              2
     Less expense reimbursements                                                       11             --
-----------------------------------------------------------------------------------------------------------
      Net expenses                                                                  3,948          2,172
-----------------------------------------------------------------------------------------------------------
   Net investment income                                                           30,508         11,665
-----------------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                                  36,473         14,155
      Futures                                                                      (4,137)        (2,244)
      Foreign exchange contracts                                                     (100)             2
      Written options                                                              (1,998)            --
      Swaps                                                                         1,429            136
     Change in net unrealized appreciation/depreciation of:
      Investments                                                                  12,841         10,021
      Futures                                                                      (9,343)          (418)
      Foreign currency translations                                                   184              1
      Written options                                                               5,505            265
      Swaps                                                                         5,859         (1,553)
-----------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments, futures,
      foreign exchange transactions, options and swaps                             46,713         20,365
-----------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations                   $     77,221   $     32,030
-----------------------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory, administration
     and shareholder servicing fees :                                        $        160   $         94
===========================================================================================================

                       See notes to financial statements.

For the six months ended February 28, 2003

(Amounts in thousands)

                                                                                              FLEMING
                                                                               ENHANCED       EMERGING
                                                                                INCOME      MARKETS DEBT
                                                                                 FUND           FUND
-----------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                                $      3,929   $      2,544
     Dividend income from affiliated investments*                                     449             15
-----------------------------------------------------------------------------------------------------------
   Total investment income                                                          4,378          2,559
-----------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                         427            175
     Administration fees                                                              257             38
     Shareholder servicing fees                                                       171             63
     Custodian fees                                                                    34             41
     Printing and postage                                                              13              2
     Professional fees                                                                 30             38
     Registration expenses                                                             31              7
     Transfer agent fees                                                                7             11
     Trustees' fees                                                                     2             --^
     Other                                                                              3              4
-----------------------------------------------------------------------------------------------------------
   Total expenses                                                                     975            379
-----------------------------------------------------------------------------------------------------------
     Less amounts waived                                                              630             66
     Less earnings credits                                                              3             --
-----------------------------------------------------------------------------------------------------------
      Net expenses                                                                    342            313
-----------------------------------------------------------------------------------------------------------
   Net investment income                                                            4,036          2,246
-----------------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                                     275            (17)
      Futures                                                                      (1,670)            64
      Foreign exchange contracts                                                        2             --
      Written Options                                                                  68             --
     Change in net unrealized appreciation/depreciation of:
      Investments                                                                     397          5,224
      Futures                                                                        (334)             7
      Written Options                                                                 129             --
-----------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments, futures,
      foreign exchange transactions and options                                    (1,133)         5,278
-----------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations                   $      2,903   $      7,524
-----------------------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory, administration
     and shareholder servicing fees :                                        $         52   $          2
===========================================================================================================

^  Amount rounds to less than one thousand.

                       See notes to financial statements.

For the six months ended February 28, 2003

(Amounts in thousands)

                                                                                 GLOBAL
                                                                               STRATEGIC
                                                                                 INCOME
                                                                                  FUND
--------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                                $      4,030
     Dividend income from affiliated investments*                                     224
--------------------------------------------------------------------------------------------
   Total investment income                                                          4,254
--------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                         304
     Administration fees                                                              101
     Shareholder servicing fees                                                        71
     Distribution fees                                                                  1
     Custodian fees                                                                    90
     Printing and postage                                                               2
     Professional fees                                                                 36
     Registration expenses                                                              6
     Transfer agent fees                                                               34
     Trustees' fees                                                                     1
     Other                                                                              7
--------------------------------------------------------------------------------------------
   Total expenses                                                                     653
--------------------------------------------------------------------------------------------
     Less amounts waived                                                              192
     Less expense reimbursements                                                       14
--------------------------------------------------------------------------------------------
      Net expenses                                                                    447
--------------------------------------------------------------------------------------------
   Net investment income                                                            3,807
--------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                                    (261)
      Futures                                                                        (832)
      Foreign exchange contracts                                                   (1,424)
     Change in net unrealized appreciation/depreciation of:
      Investments                                                                   6,416
      Futures                                                                         (72)
      Foreign currency translations                                                    72
--------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments,
      futures and foreign exchange transactions                                     3,899
--------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations                   $      7,706
--------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory, administration
     and shareholder servicing fees :                                        $         26
============================================================================================

                       See notes to financial statements.

For the six months ended February 28, 2003

(Amounts in thousands)

                                                                             INTERMEDIATE    SHORT TERM
                                                                                 BOND           BOND
                                                                                 FUND           FUND
-----------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                                $     10,551   $     11,574
     Dividend income from affiliated investments*                                     682          1,321
-----------------------------------------------------------------------------------------------------------
   Total investment income                                                         11,233         12,895
-----------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                         868          1,037
     Administration fees                                                              434            622
     Shareholder servicing fees                                                       723            527
     Distribution fees                                                                  6             13
     Custodian fees                                                                    60             66
     Printing and postage                                                              11             17
     Professional fees                                                                 26             43
     Registration expenses                                                             --             15
     Transfer agent fees                                                               19             34
     Trustees' fees                                                                     3              4
     Other                                                                              6             17
-----------------------------------------------------------------------------------------------------------
   Total expenses                                                                   2,156          2,395
-----------------------------------------------------------------------------------------------------------
     Less amounts waived                                                               10            941
     Less earnings credits                                                              1              6
-----------------------------------------------------------------------------------------------------------
      Net expenses                                                                  2,145          1,448
-----------------------------------------------------------------------------------------------------------
   Net investment income                                                            9,088         11,447
-----------------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                                  13,031          3,447
      Futures                                                                      (1,901)         1,497
      Foreign exchange contracts                                                       (3)            10
      Written options                                                                  --            275
      Swaps                                                                           100          3,881
     Change in net unrealized appreciation/depreciation of:
      Investments                                                                   6,782         (1,201)
      Futures                                                                        (312)        (1,741)
      Foreign currency translations                                                     1             --
      Written options                                                                 228          1,379
      Swaps                                                                        (1,274)         1,290
-----------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments, futures,
      foreign exchange transactions, options and swaps                             16,652          8,837
-----------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations                   $     25,740   $     20,284
-----------------------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory, administration
     and shareholder servicing fees :                                        $         81   $        153
===========================================================================================================

                       See notes to financial statements.

For the six months ended February 28, 2003

(Amounts in thousands)

                                                                              SHORT-TERM     STRATEGIC
                                                                                 BOND         INCOME
                                                                                FUND II        FUND
-----------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                                $     20,211   $        712
     Dividend income from affiliated investments*                                   1,191              8
-----------------------------------------------------------------------------------------------------------
   Total investment income                                                         21,402            720
-----------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                       1,822             51
     Administration fees                                                            1,093             15
     Shareholder servicing fees                                                     1,822             28
     Distribution fees                                                              2,242             60
     Custodian fees                                                                   113             57
     Printing and postage                                                              24              2
     Professional fees                                                                 44             39
     Registration expenses                                                              5             14
     Transfer agent fees                                                               31             38
     Trustees' fees                                                                     7             --
     Other                                                                             25              4
-----------------------------------------------------------------------------------------------------------
   Total expenses                                                                   7,228            308
-----------------------------------------------------------------------------------------------------------
     Less amounts waived                                                              424             92
     Less earnings credits                                                              7             --^
     Less expense reimbursements                                                       --             57
-----------------------------------------------------------------------------------------------------------
      Net expenses                                                                  6,797            159
-----------------------------------------------------------------------------------------------------------
   Net investment income                                                           14,605            561
-----------------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                                   8,541           (433)
      Futures                                                                       4,843             (1)
      Foreign exchange contracts                                                       17           (138)
      Written options                                                                 266             --
     Change in net unrealized appreciation/depreciation of:
      Investments                                                                   3,123          1,213
      Futures                                                                      (1,722)            (9)
      Foreign currency translations                                                    --              6
      Written options                                                                 523             --
-----------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments, futures,
      foreign exchange transactions and options                                    15,591            638
-----------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations                   $     30,196   $      1,199
-----------------------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory, administration
     and shareholder servicing fees :                                        $        142   $          1
===========================================================================================================

                       See notes to financial statements.

For the six months ended February 28, 2003

(Amounts in thousands)

                                                                             U.S. TREASURY
                                                                                 INCOME
                                                                                  FUND
--------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                                $      3,268
     Dividend income from affiliated investments*                                     103
--------------------------------------------------------------------------------------------
   Total investment income                                                          3,371
--------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                         222
     Administration fees                                                              111
     Shareholder servicing fees                                                       185
     Distribution fees                                                                144
     Custodian fees                                                                    30
     Printing and postage                                                               6
     Professional fees                                                                 33
     Registration expenses                                                             16
     Transfer agent fees                                                               86
     Trustees' fees                                                                     1
     Other                                                                              9
--------------------------------------------------------------------------------------------
   Total expenses                                                                     843
--------------------------------------------------------------------------------------------
     Less amounts waived                                                              267
     Less earnings credits                                                             --^
--------------------------------------------------------------------------------------------
      Net expenses                                                                    576
--------------------------------------------------------------------------------------------
   Net investment income                                                            2,795
--------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
      Investments                                                                   1,991
      Futures                                                                         602
     Change in net unrealized appreciation/depreciation of:
      Investments                                                                   2,384
      Futures                                                                      (1,448)
--------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments and futures             3,529
--------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations                   $      6,324
--------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory, administration
     and shareholder servicing fees :                                        $         12
============================================================================================

^  Amount rounds to less than one thousand.

                       See notes to financial statements.

JPMORGAN FUNDS

Statement of Changes in Net Assets For the periods indicated

(Amounts in thousands)

                                                                                               BOND FUND
                                                                             ------------------------------------------------
                                                                                  9/1/02        11/1/01           YEAR
                                                                                 THROUGH        THROUGH          ENDED
                                                                                 2/28/03        8/31/02*       10/31/01
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                       $      30,508   $      59,314   $      62,728
 Net realized gain (loss) on investments, futures,
   foreign exchange transactions, options and swaps                                 31,667           2,699          49,859

 Change in net unrealized appreciation (depreciation) of investments,
   futures, foreign currency translations, options and swaps                        15,046          (2,897)         31,504
-----------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                                77,221          59,116         144,091
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                             (30,812)        (58,906)        (63,045)

 Net realized gain on investment transactions                                      (12,241)        (12,048)             --
-----------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                             (43,053)        (70,954)        (63,045)
-----------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                              (158,114)       (247,093)        940,706
-----------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                        (123,946)       (258,931)      1,021,752

NET ASSETS:

 Beginning of period                                                             1,670,232       1,929,163         907,411
-----------------------------------------------------------------------------------------------------------------------------
 End of period                                                               $   1,546,286   $   1,670,232   $   1,929,163
-----------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME           $        (238)  $          66   $       1,157
-----------------------------------------------------------------------------------------------------------------------------

                                                                                              BOND FUND II
                                                                             ------------------------------------------------
                                                                                  9/1/02        11/1/01          YEAR
                                                                                 THROUGH        THROUGH         ENDED
                                                                                 2/28/03        8/31/02*       10/31/01
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                       $      11,665   $      24,090   $      36,843
 Net realized gain (loss) on investments, futures,
   foreign exchange transactions, options and swaps                                 12,049          19,085          22,133

 Change in net unrealized appreciation (depreciation) of investments,
   futures, foreign currency translations, options and swaps                         8,316         (14,513)         29,861
-----------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                                32,030          28,662          88,837
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                             (11,815)        (24,089)        (24,089)

 Net realized gain on investment transactions                                       (8,146)             --              --
-----------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                             (19,961)        (24,089)        (36,858)
-----------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                               (17,866)        (54,412)        114,658
-----------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                          (5,797)        (49,839)        166,637

NET ASSETS:

 Beginning of period                                                               704,167         754,006         587,369
-----------------------------------------------------------------------------------------------------------------------------
 End of period                                                               $     698,370   $     704,167   $     754,006
-----------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME           $         208   $         358   $         346
-----------------------------------------------------------------------------------------------------------------------------

  * The fund changed its fiscal year end from October 31 to August 31.

                       See notes to financial statements.

(Amounts in thousands)

                                                                                   ENHANCED INCOME FUND
                                                                             --------------------------------
                                                                                 9/1/02        11/30/01*
                                                                                 THROUGH        THROUGH
                                                                                 2/28/03        8/31/02
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                       $       4,036   $       3,085
 Net realized gain (loss) on investments, futures, foreign exchange
   transactions and options                                                         (1,325)         (1,080)

 Change in net unrealized appreciation (depreciation) of investments,
   futures, foreign currency translations and options                                  192             382
-------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                                 2,903           2,387
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                            (4,049)         (3,084)
-------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                                77,698         300,791
-------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                          76,552         300,094

NET ASSETS:

 Beginning of period                                                               300,094              --
-------------------------------------------------------------------------------------------------------------
 End of period                                                               $     376,646   $     300,094
-------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME           $         (11)  $           2
-------------------------------------------------------------------------------------------------------------

                                                                                    FLEMING EMERGING MARKETS DEBT FUND
                                                                             ------------------------------------------------
                                                                                  9/1/02         8/1/02           YEAR
                                                                                  THROUGH       THROUGH           ENDED
                                                                                  2/28/03       8/31/02^         7/31/02
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                       $       2,246   $         308   $       3,515
 Net realized gain (loss) on investments, futures, foreign exchange
   transactions and options                                                             47            (112)         (2,680)

 Change in net unrealized appreciation (depreciation) of investments,
   futures, foreign currency translations and options                                5,231           2,503          (1,313)
-----------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                                 7,524           2,699            (478)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                            (2,322)           (311)         (3,512)
-----------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                                12,333           3,883           3,713
-----------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                          17,535           6,271            (277)

NET ASSETS:

 Beginning of period                                                                41,472          35,201          35,478
-----------------------------------------------------------------------------------------------------------------------------
 End of period                                                               $      59,007   $      41,472   $      35,201
-----------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME           $         302   $         378   $         381
-----------------------------------------------------------------------------------------------------------------------------

  * Commencement of operations.
  ^ The fund changed its fiscal year end from July 31 to August 31.

                       See notes to financial statements.

(Amounts in thousands)

                                                                                      GLOBAL STRATEGIC INCOME FUND
                                                                             ------------------------------------------------
                                                                                 9/1/02         11/1/01           YEAR
                                                                                 THROUGH        THROUGH          ENDED
                                                                                 2/28/03        8/31/02*        10/31/01
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                       $       3,807   $       7,684   $      11,954
 Net realized gain (loss) on investments, futures and foreign exchange
  transactions                                                                      (2,517)         (9,510)         (5,323)

 Change in net unrealized appreciation (depreciation) of investments,
   futures and foreign currency translations                                         6,416           4,461           2,282
-----------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                                 7,706           2,635           8,913
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                              (3,845)         (7,217)        (15,047)

 Return of Capital                                                                      --            (378)             --
-----------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                              (3,845)         (7,595)        (15,047)
-----------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                               (13,897)         (3,090)         (9,333)
-----------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                         (10,036)         (8,050)        (15,467)

NET ASSETS:

 Beginning of period                                                               139,937         147,987         163,454
-----------------------------------------------------------------------------------------------------------------------------
 End of period                                                               $     129,901   $     139,937   $     147,987
-----------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME           $        (539)  $        (501)  $        (609)
-----------------------------------------------------------------------------------------------------------------------------

  * The fund changed its fiscal year end from October 31 to August 31.

                       See notes to financial statements.

(Amounts in thousands)

                                                                                        INTERMEDIATE BOND FUND
                                                                             ------------------------------------------------
                                                                                 9/1/02         11/1/01          YEAR
                                                                                 THROUGH        THROUGH         ENDED
                                                                                 2/28/03        8/31/02*       10/31/01
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                       $       9,088   $      16,622   $      23,680
 Net realized gain (loss) on investments, futures,
   foreign exchange transactions, options and swaps                                 11,227          15,352          14,008

 Change in net unrealized appreciation (depreciation) of investments,
   futures, foreign exchange translations, options and swaps                         5,425          (9,040)         23,357
-----------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                                25,740          22,934          61,045
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                              (9,066)        (16,638)        (23,705)

 Net realized gain on investment transactions                                      (18,598)             --              --
-----------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                             (27,664)        (16,638)        (23,705)
-----------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                               (24,513)         63,837          79,717
-----------------------------------------------------------------------------------------------------------------------------
 Total increase (decrease) in net assets                                           (26,437)         70,133         117,057

NET ASSETS:

 Beginning of period                                                               574,255         504,122         387,065
-----------------------------------------------------------------------------------------------------------------------------
 End of period                                                               $     547,818   $     574,255   $     504,122
-----------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME           $         114   $          92   $          11
-----------------------------------------------------------------------------------------------------------------------------

                                                                                          SHORT TERM BOND FUND
                                                                             ------------------------------------------------
                                                                                  9/1/02        11/1/01         YEAR
                                                                                 THROUGH        THROUGH         ENDED
                                                                                 2/28/03        8/31/02*       10/31/01
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                       $      11,447   $      20,540   $      27,811
 Net realized gain (loss) on investments, futures,
   foreign exchange transactions, options and swaps                                  9,110          12,596           7,040

 Change in net unrealized appreciation (depreciation) of investments,
   futures, foreign exchange translations, options and swaps                          (273)         (8,289)         17,991
-----------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                                20,284          24,847          52,842
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                             (11,869)        (20,463)        (27,772)

 Net realized gain on investment transactions                                      (11,813)         (2,732)             --
-----------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                             (23,682)        (23,195)        (27,772)
-----------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                               176,936         (17,879)        325,357
-----------------------------------------------------------------------------------------------------------------------------
 Total increase (decrease) in net assets                                           173,538         (16,227)        350,427

NET ASSETS:

 Beginning of period                                                               749,617         765,844         415,417
-----------------------------------------------------------------------------------------------------------------------------
 End of period                                                               $     923,155   $     749,617   $     765,844
-----------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME           $         853   $       1,275   $         795
-----------------------------------------------------------------------------------------------------------------------------

  * The fund changed its fiscal year end from October 31 to August 31.

                       See notes to financial statements.

(Amounts in thousands)

                                                                                        SHORT-TERM BOND FUND II
                                                                             ------------------------------------------------
                                                                                 9/1/02         11/1/01          YEAR
                                                                                 THROUGH        THROUGH          ENDED
                                                                                 2/28/03        8/31/02*        10/31/01
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                       $      14,605   $      22,708   $      11,384
 Net realized gain (loss) on investments, futures, foreign exchange
   transactions and options                                                         13,667          10,424           6,553
 Change in net unrealized appreciation (depreciation) of investments,
   futures, foreign currency translations and options                                1,924           1,719          13,303
-----------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                                30,196          34,851          31,240
-----------------------------------------------------------------------------------------------------------------------------
 NET EQUALIZATION CREDITS/(DEBITS)                                                   1,162           2,690           2,626
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                            (15,956)         (25,314)         (3,960)
 Return of capital                                                                      --              --              --
 Net realized gain on investment transactions                                       (7,041)        (10,428)             --
-----------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                             (22,997)        (35,742)        (13,960)
-----------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                               240,576         454,301         812,112
-----------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                         248,937         456,100         832,018

NET ASSETS:

 Beginning of period                                                             1,340,870         884,770          52,752
-----------------------------------------------------------------------------------------------------------------------------
 End of period                                                               $   1,589,807   $   1,340,870   $     884,770
-----------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME           $      (3,479)  $      (3,290)  $      (2,003)
-----------------------------------------------------------------------------------------------------------------------------

                                                                                         STRATEGIC INCOME FUND
                                                                             ------------------------------------------------
                                                                                 9/1/02         11/1/01           YEAR
                                                                                 THROUGH        THROUGH          ENDED
                                                                                 2/28/03        8/31/02*        10/31/01
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                       $         561   $         992   $       1,713
 Net realized gain (loss) on investments, futures, foreign exchange
   transactions and options                                                           (572)         (1,007)         (1,667)

 Change in net unrealized appreciation (depreciation) of investments,
   futures, foreign currency translations and options                                1,210             201           1,126
-----------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                                 1,199             186           1,172
-----------------------------------------------------------------------------------------------------------------------------
 NET EQUALIZATION CREDITS/(DEBITS)                                                     (11)            (21)             (9)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                                (547)           (867)         (1,649)
 Return of capital                                                                      --             (57)            (50)
 Net realized gain on investment transactions                                           --              --              --

-----------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                                (547)           (924)         (1,699)
-----------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                                  (639)         (1,406)         (4,002)
-----------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                               2          (2,165)         (4,538)

NET ASSETS:

 Beginning of period                                                                20,802          22,967          27,505
-----------------------------------------------------------------------------------------------------------------------------
 End of period                                                               $      20,804   $      20,802   $      22,967
-----------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME           $         (69)  $         (72)  $         (94)
-----------------------------------------------------------------------------------------------------------------------------

  * The fund changed its fiscal year end from October 31 to August 31.

                       See notes to financial statements.

(Amounts in thousands)

                                                                                       U.S. TREASURY INCOME FUND
                                                                             ---------------------------------------------
                                                                                9/1/02          11/1/01           YEAR
                                                                                THROUGH         THROUGH           ENDED
                                                                                2/28/03         8/31/02*        10/31/01
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                       $       2,795   $       4,318   $       4,666
 Net realized gain (loss) on investments, futures and options                        2,593           1,344           3,153

 Change in net unrealized appreciation (depreciation) of investments,
  futures and options                                                                  936            (683)          6,359
--------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                                 6,324           4,979          14,178
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                              (2,832)         (4,320)         (4,660)
--------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                                 7,226             234          75,480
--------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                           10,718            893          84,998
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS:

 Beginning of period                                                               142,621         141,728          56,730
--------------------------------------------------------------------------------------------------------------------------
 End of period                                                               $     153,339   $     142,621   $     141,728
--------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME           $           4   $          41   $           1
--------------------------------------------------------------------------------------------------------------------------

  * The fund changed its fiscal year end from October 31 to August 31.

                       See notes to financial statements.

     JPMORGAN FUNDS
     Notes to Financial Statements

1. ORGANIZATION

Mutual Fund Group ("MFG"), J.P. Morgan Institutional Funds ("JPMIF"), Mutual Fund Select Group ("MFSG"), J.P. Morgan Series Trust ("JPMST) and J.P. Morgan Funds ("JPMF") (the "Trusts") were organized on May 11, 1987, November 4, 1992, October 1, 1996, August 15, 1996 and November 4, 1992, respectively, as Massachusetts business trusts and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end management investment companies.

The following are ten separate portfolios of the Trusts (collectively, the "Funds").

   FUND                                           CLASSES OFFERED
----------------------------------------------------------------------------------------------------
   JPMorgan Bond Fund ("BF")                      Class A, Class B, Institutional, Select and Ultra
   JPMorgan Bond Fund II ("BFII")                 Class A, Class B and Select
   JPMorgan Enhanced Income Fund ("EIF")          Institutional
   JPMorgan Fleming Emerging Markets
   Debt Fund ("EMDF')                             Select
   JPMorgan Global Strategic Income
   Fund ("GSIF")                                  Class A, Class B, Institutional and Select
   JPMorgan Intermediate Bond Fund ("IBF")        Class A and Select
   JPMorgan Short Term Bond Fund ("STBF")         Class A, Institutional and Select
   JPMorgan Short-Term Bond Fund II ("STBFII")    Class A, Class M and Select
   JPMorgan Strategic Income Fund ("SIF")         Class A, Class B, Class C and Class M
   JPMorgan U.S. Treasury Income Fund ("USTI")    Class A, Class B and Select

In 2002, BF, BFII, EIF, GSIF, IBF, STBF, STBFII, SIF, and USTI changed their fiscal year end from October 31 to August 31 and EMDF changed its fiscal year end from July 31 to August 31.

During the fiscal year ended August 31, 2002, BF and STBFII received a contribution of securities ("In-kind contributions") in exchange for shares of the Ultra Share Class and Select Share Class, respectively. The effective dates of the contributions were on March 26, 2002 and August 7, 2002, respectively, and the securities were transferred at market value, which resulted in no unrealized gain or loss.

STBFII, SIF and USTI are separate series of MFG. BFII and IBF are separate series of MFSG. BF, GSIF and STBF are separate series of JPMIF. EIF is a separate series of JPMST. EMDF is a separate series of JPMF.

Class A and Class M shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Institutional Class, Ultra Class and Select Class.

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. REORGANIZATIONS

On February 16, 2001, USTI acquired all the net assets of Chase Vista U.S. Government Securities Fund ("CVUSGSF") and Chase U.S. Government Securities Fund ("CUSGSF"), and IBF acquired all the net assets of Chase Intermediate Term Bond Fund ("CITBF"). On March 2, 2001, BFII acquired all the net assets of Chase Vista Bond Fund ("CVBF") and Chase Income Fund ("CIF"), and STBFII acquired all the net assets of Chase Vista Select Short-Term Bond Fund ("CVSSTBF") and Chase Short-Intermediate Term U.S. Government Securities Fund ("CSITUSGSF"). USTI, IBF, BFII and STBFII are hereafter collectively referred to as the "Acquiring Funds". CVUSGSF, CUSGSF, CITBF, CVBF, CIF, CVSSTBF and CSITUGSF are hereafter collectively referred to as the "Target Funds". These reorganizations were pursuant to Reorganization Plans approved by the Target Funds shareholders on January 26, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds. Holders of Class A Shares and Investor Class Shares in the Target Funds received Class A Shares in the Acquired Funds, holders of Class B Shares in the Target Funds received Class B Shares in the Acquired Funds and holders of Institutional Class Shares and Premier Class Shares in the Target Funds received Institutional Class Shares in the Acquired Funds.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Values Per Share and Net Unrealized Appreciation immediately before and after the reorganization on February 16, 2001 (amounts in thousands, except per share amounts):

                                                    BEFORE                  AFTER
                                                REORGANIZATION          REORGANIZATION
---------------------------------------------------------------------------------------
                                         USTI       CUSGSF     CVUSGSF       USTI
---------------------------------------------------------------------------------------
   Class A
     Shares                               3,596                    259        3,832
     Net Assets                        $ 39,915               $  2,585     $ 42,536
     Net Asset Value, per share        $  11.10               $  10.00     $  11.10

   Class B
     Shares                               1,397                               1,397
     Net Assets                        $ 15,483                            $ 15,483
     Net Asset Value, per share        $  11.08                            $  11.08

   Institutional Class
     Shares                                                      4,192        4,175
     Net Assets                                               $ 41,799     $ 46,349
     Net Asset Value, per share                               $   9.97     $  11.10

   Premier Shares
     Shares                                             338
     Net Assets                                    $  4,550
     Net Asset Value, per share                    $  13.47

   Investor Shares
     Shares                                               3
     Net Assets                                    $     36
     Net Asset Value, per share                    $  13.47

   Net Unrealized Appreciation         $  1,034    $    161   $  1,159     $  2,354

                                       BEFORE REORGANIZATION    AFTER REORGANIZATION
-------------------------------------------------------------------------------------
                                         IBF         CITBF              IBF
-------------------------------------------------------------------------------------
   Class A
     Shares                                                                207
     Net Assets                                                      $   2,079
     Net Asset Value,
      per share                                                      $   10.03

   Institutional Class
     Shares                              39,916                         44,406
     Net Assets                       $ 400,394                      $ 445,446
     Net Asset Value,
      per share                       $   10.03                      $   10.03

   Premier Shares
     Shares                                           3,563
     Net Assets                                   $  45,052
     Net Asset Value,
      per share                                   $   12.64

   Investor Shares
     Shares                                             164
     Net Assets                                   $   2,079
     Net Asset Value,
      per share                                   $   12.64

   Net Unrealized
      Appreciation                    $   6,411   $   1,253          $   7,664

The following is a summary of Shares Outstanding, Net Assets, Net Asset Values Per Share and Net Unrealized Appreciation immediately before and after the reorganization on March 2, 2001 (amounts in thousands, except per share amounts):

                                      BEFORE                    AFTER
                                   REORGANIZATION           REORGANIZATION
-------------------------------------------------------------------------------
                                   BFII     CVBF            CIF        BFII
-------------------------------------------------------------------------------
   Class A
     Shares                                     3,210                      872
     Net Assets                              $ 33,725                $  34,496
     Net Asset Value,
      per share                              $  10.51                $   39.55

   Class B
     Shares                                       431                      115
     Net Assets                              $  4,552                $   4,552
     Net Asset Value,
      per share                              $  10.55                $   39.55

   Institutional Class
     Shares                        15,089       2,000                   16,807
     Net Assets                 $ 596,783    $ 20,997                $ 664,724
     Net Asset Value,
      per share                 $   39.55    $  10.50                $   39.55

   Premier Shares
     Shares                                                  2,390
     Net Assets                                          $  46,944
     Net Asset Value,
      per share                                          $   19.65

   Investor Shares
     Shares                                                     39
     Net Assets                                          $     771
     Net Asset Value,
      per share                                          $   19.67

   Net Unrealized
      Appreciation              $  15,370    $  1,252    $   1,389   $  18,011

                                        BEFORE                  AFTER
                                    REORGANIZATION          REORGANIZATION
--------------------------------------------------------------------------------
                                  STBFII      CVSSTBF    CSITUSGSF    STBFII
--------------------------------------------------------------------------------
   Class A
     Shares                         1,726                                1,751
     Net Assets                 $  17,437                            $  17,689
     Net Asset Value,
      per share                 $   10.10                            $   10.10

   Institutional Class
     Shares                         1,655       2,548                    6,287
     Net Assets                 $  16,743    $ 27,012                $  63,622
     Net Asset Value,
      per share                 $   10.12    $  10.60                $   10.12

   Class M
     Shares                         7,996                                7,996
     Net Assets                 $  80,764                            $  80,764
     Net Asset Value,
      per share                 $   10.10                            $   10.10

   Premier Shares
     Shares                                                  1,582
     Net Assets                                          $  19,867
     Net Asset Value,
      per share                                          $   12.56

   Investor Shares
     Shares                                                     20
     Net Assets                                          $     252
     Net Asset Value,
      per share                                          $   12.56

   Net Unrealized
     Appreciation               $   1,407    $    479    $     471   $   2,357

Prior to September 10, 2001, BF, STBF, GSIF and EMDF utilized a Master Feeder Fund Structure where all the Funds sought to achieve their investment objectives by investing all of their investable assets in the U.S. Fixed Income Portfolio, Short Term Bond Portfolio, Global Strategic Income Portfolio and the Emerging Markets Debt Portfolio, respectively. BF, STBF, GSIF and EMDF now invest directly in portfolio securities.

Prior to the open of business on September 10, 2001, the J.P. Morgan Institutional Bond Fund, J.P. Morgan Institutional Short Term Bond Fund, and J.P. Morgan Institutional Global Strategic Income Fund (collectively, the "Acquiring Funds") acquired all the net assets of J.P. Morgan Bond Fund, J.P. Morgan Institutional Bond Fund-Ultra, J.P. Morgan Short Term Bond Fund, and J.P. Morgan Global Strategic Income Fund (collectively, the "Target Funds"), as shown in the tables below, pursuant to Reorganization Plans approved by the Target Funds' shareholders on July 3, 2001 and July 25, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds.

In conjunction with the merger of the Chase and J.P. Morgan mutual fund complexes on September 10, 2001, Institutional Shares for BFII, IBF, STBFII, SIF and USTI were renamed Select Shares.

The following is a summary of Shares Outstanding, Beneficial Interest Outstanding, Net Assets, Net Asset Values Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the Reorganizations (amounts in thousands, except per share amounts):

                                                                JPMORGAN
                                                        BOND FUND REORGANIZATION
---------------------------------------------------------------------------------------------------------
                                   BENEFICIAL                                 NET ASSET        NET
                                    INTEREST       SHARES                       VALUE       UNREALIZED
                                  OUTSTANDING   OUTSTANDING    NET ASSETS     PER SHARE    APPRECIATION
---------------------------------------------------------------------------------------------------------
   Target Funds
   J.P. Morgan Bond Fund              28,828                  $    299,497     $ 10.39       $  4,708
   J.P. Morgan Institutional
    Bond Fund - Ultra                 55,296                  $    555,990     $ 10.05       $  8,326
   Acquiring Fund
   J.P. Morgan Institutional
    Bond Fund                                      101,149    $  1,000,493     $  9.89       $ 16,329
   After Reorganization
   JPMorgan Bond Fund                                                                        $ 29,363
     Ultra Class                                    56,210    $    555,990     $  9.89
     Select Class                                   30,279    $    299,497     $  9.89
     Institutional Class                           101,149    $  1,000,493     $  9.89

                                                                JPMORGAN
                                                   SHORT TERM BOND FUND REORGANIZATION
---------------------------------------------------------------------------------------------------------
                                   BENEFICIAL                                 NET ASSET        NET
                                    INTEREST       SHARES                       VALUE       UNREALIZED
                                  OUTSTANDING   OUTSTANDING    NET ASSETS     PER SHARE    APPRECIATION
---------------------------------------------------------------------------------------------------------
   Target Funds
   J.P. Morgan Short Term
    Bond Fund                          5,382                  $     53,000     $  9.85       $    753
   Acquiring Fund
   J.P. Morgan Institutional
     Short Term Bond Fund             58,275                  $    575,178     $  9.87       $  8,789
   After Reorganization
   JPMorgan Short Term
    Bond Fund                                                                                $  9,542
     Select Class                                    5,372    $     53,000     $  9.87
     Institutional Class                            58,275    $    575,178     $  9.87

                                                                 JPMORGAN
                                               GLOBAL STRATEGIC INCOME FUND REORGANIZATION
-------------------------------------------------------------------------------------------------------------
                                   BENEFICIAL                                 NET ASSET    NET UNREALIZED
                                    INTEREST      SHARES                        VALUE       APPRECIATION
                                  OUTSTANDING   OUTSTANDING    NET ASSETS     PER SHARE    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
   Target Funds
   J.P. Morgan Global Strategic
    Income Fund                           602                  $    5,459      $ 9.07         $     9
   Acquiring Fund
   J.P. Morgan Institutional
    Global Strategic
    Income Fund                        15,786                  $  144,187      $ 9.13         $  (747)
   After Reorganization
   JPMorgan Global
   Strategic Income Fund                                                                      $  (738)
    Select Class                                        598    $    5,459      $ 9.13
    Institutional Class                              15,786    $  144,187      $ 9.13

3. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Fixed income securities (other than convertible bonds) with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bonds are principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. Valuations may be based upon current market prices of securities, which are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. REPURCHASE AGREEMENTS -- It is each Fund's policy that repurchase agreements be fully collateralized, primarily by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

C. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

The Funds invest in exchange-traded interest rate futures for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner, allowing the Funds to adjust country exposures while incurring minimal transaction costs.

Use of long futures contracts subject the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subject the Funds to unlimited risk of loss.

The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of February 28, 2003, the Funds had outstanding futures contracts as listed on the Funds' Portfolio of Investments.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and assets other than investments and liabilities denominated in foreign currencies held at period end.

E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Fund's exposure to foreign currency exchange fluctuations. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of February 28, 2003, the Funds had outstanding forward foreign currency exchange contracts as listed on the Funds' Portfolio of Investments.

F. WRITTEN OPTIONS -- When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the fund realizes a gain or loss based on the cost of the closing transaction and the premium received when the option was written.

The Funds write options on securities, futures and interest rate swaps ("swaptions"). These options are settled for cash and subject the Funds to unlimited risk of loss. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

As of February 28, 2003, the Funds had written options contracts outstanding as listed on the Funds' Portfolio of Investments.

Transactions in options written during the period ended February 28, 2003, were as follows (amounts in thousands):

                                    BF                      BFII                     EIF
                          NUMBER OF    PREMIUMS    NUMBER OF    PREMIUMS    NUMBER OF    PREMIUMS
                            UNITS      RECEIVED      UNITS      RECEIVED      UNITS      RECEIVED
---------------------------------------------------------------------------------------------------
   Options
   outstanding at
   August 31,2002          (290,000)   $  6,392           --    $     --           --     $   --
   Options
   written               (1,286,900)      9,753     (312,000)      1,665           --^       339
   Options
   terminated in
   closing purchase
   transactions             588,500      (8,701)          --          --           --^      (126)
   Options exercised             --          --           --          --           --
   Options
   outstanding at
                         ----------    --------     --------    --------    ---------     ------
   February 28, 2003       (988,400)   $  7,444     (312,000)   $  1,665           --^    $  213
                         ==========    ========     ========    ========    =========     ======

                                   IBF                     STBF                    STBFII
                          NUMBER OF    PREMIUMS    NUMBER OF    PREMIUMS    NUMBER OF    PREMIUMS
                            UNITS      RECEIVED      UNITS      RECEIVED      UNITS      RECEIVED
---------------------------------------------------------------------------------------------------
   Options
   outstanding at
   August 31,2002                --    $     --      (30,600)   $    304           --    $    --
   Options
   written                 (264,200)      1,410     (178,201)      2,212           (2)     1,369
   Options
   terminated in
   closing purchase
   transactions                  --          --       56,801        (853)           1       (503)
   Options exercised             --          --           --          --           --         --
   Options
   outstanding at
                         ----------    --------     --------    --------    ---------    -------
   February 28, 2003       (264,200)   $  1,410     (152,000)   $  1,663           (1)   $   866
                         ==========    ========     ========    ========    =========    =======

^ Amount rounds to less than one thousand.

G. SWAPS -- The Funds may engage in swap transactions, specifically interest rate, currency, fixed income, index and total return swaps in order to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

As of February 28, 2003, the Funds had outstanding swap agreements as listed on the Funds' Portfolio of Investments.

H. COMMITMENTS -- The Funds may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any realized gains on the underlying securities sold. Market risk exists on commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

I. DOLLAR ROLLS -- The Funds may enter into dollar rolls (principally using TBA's) in which the Funds sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. Each Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing their yields, principally by earning a negotiated fee. BF, BFII, EIF, IBF, STBF, and STBFII had TBA Dollar Rolls outstanding as of February 28, 2003, which are included in Receivable for Investment securities sold and Payable for Investment securities purchased on the Statement of Assets and Liabilities. The Funds segregate assets with a current value at least equal to the amount of their TBA Dollar Rolls.

J. RESTRICTED AND ILLIQUID SECURITIES -- The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult. The following is the market value and percentage of restricted and illiquid securities (amounts in thousands).

                           MARKET          % OF TOTAL
   FUND                    VALUE          MARKET VALUE
--------------------------------------------------------
   BF                     $ 21,062            1.03%
   GSIF                     17,943           12.25%
   SIF                           7            0.03%

K. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

Purchases of To Be Announced (TBA), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is each Fund's policy to segregate assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

L. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

M. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The policy of the Funds is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

N. FOREIGN TAXES -- Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

O. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

P. EQUALIZATION -- STBFII and SIF use the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Trust shares of beneficial interest equivalent, on a per-share basis, to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Trust shares.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J. P. Morgan Fleming Asset Management (USA), Inc. ("JPMFAM") and J.P. Morgan Investment Management, Inc. ("JPMIM" and, together with JPMFAM, the "Advisors") act as the investment advisors to the Funds. JPMFAM, a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan"), is the adviser for BFII, IBF, SIF, STBFII and USTI. JPMIM, a wholly owned subsidiary of JPMorgan, is the adviser for BF, EIF, EMDF, GSIF and STBF. The Advisors supervise the investments of each respective Fund and for such services are paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee for each Fund is as follows:

                                   INVESTMENT
                   FUND            ADVISORY FEE(%)
               ------------------------------------
                   BF                  0.30
                   BFII                0.30
                   EIF                 0.25
                   EMDF                0.70
                   GSIF                0.45
                   IBF                 0.30
                   STBF                0.25
                   STBFII              0.25
                   SIF                 0.50
                   USTI                0.30

The Advisors waived fees as outlined in Note 4.F. below.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to waive and/or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of such average daily net assets in excess of $25 billion.

BISYS Fund Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                                      INSTITUTIONAL   SELECT   ULTRA
  FUND     CLASS A    CLASS B   CLASS C    CLASS M        CLASS       CLASS    CLASS
--------------------------------------------------------------------------------------
  BF        0.75       1.50       n/a        n/a          0.49         0.69    0.40
  BFII      0.75       1.50       n/a        n/a           n/a         0.60     n/a
  EIF        n/a        n/a       n/a        n/a          0.20          n/a     n/a
  EMDF       n/a        n/a       n/a        n/a           n/a         1.25     n/a
  GSIF      1.25       1.75       n/a        n/a          0.65         1.00     n/a
  IBF       0.90        n/a       n/a        n/a           n/a         0.75     n/a
  STBF      0.75        n/a       n/a        n/a          0.30         0.60     n/a
  STBFII    0.75        n/a       n/a       1.00           n/a         0.50     n/a
  SIF       1.25       1.75      1.75       1.45           n/a          n/a     n/a
  USTI      0.75       1.64       n/a        n/a           n/a         0.55     n/a

The contractual expense limitation agreements were in effect for the six months ended February 28, 2003. The expense limitation percentages in the table above are due to expire as follows:

                                                         INSTITUTIONAL   SELECT       ULTRA
  FUND       CLASS A     CLASS B    CLASS C    CLASS M       CLASS       CLASS        CLASS
---------------------------------------------------------------------------------------------
  BF        12/31/03    12/31/03       n/a        n/a       12/31/04     12/31/04   12/31/05
  BFII      03/31/04    12/31/03       n/a        n/a          n/a       03/31/04      n/a
  EIF          n/a         n/a         n/a        n/a       12/31/04        n/a        n/a
  EMDF         n/a         n/a         n/a        n/a          n/a       12/31/04      n/a
  GSIF      12/31/03    12/31/03       n/a        n/a       12/31/04     12/31/04      n/a
  IBF       12/31/03       n/a         n/a        n/a          n/a       12/31/03      n/a
  STBF      12/31/03       n/a         n/a        n/a       12/31/04     12/31/04      n/a
  STBFII    12/31/03       n/a         n/a     12/31/03        n/a       12/31/03      n/a
  SIF       12/31/03    12/31/03    12/31/03   12/31/03        n/a          n/a        n/a
  USTI      12/31/03    12/31/03       n/a        n/a          n/a       12/31/03      n/a

The Administrator waived fees and reimbursed expenses as outlined in Note 4.F. below.

C. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B, C and M Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

   FUND        CLASS A      CLASS B     CLASS C      CLASS M
--------------------------------------------------------------
   BF            0.25         0.75         n/a          n/a
   BFII          0.25         0.75         n/a          n/a
   GSIF          0.25         0.75         n/a          n/a
   IBF           0.25          n/a         n/a          n/a
   STBF          0.25          n/a         n/a          n/a
   STBFII        0.25          n/a         n/a         0.35
   SIF           0.25         0.75        0.75         0.50
   USTI          0.25         0.75         n/a          n/a

In addition, JPMFD receives any contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares.

The Distributor waived fees and reimbursed expenses as outlined in Note 4.F. below.

D. SHAREHOLDER SERVICING FEES -- The Trusts have entered into Shareholder Servicing Agreements on behalf of the Funds with JPMCB under which JPMCB provides account administration and personal account maintenance services to the shareholders. JPMCB may obtain the services of one or more shareholder servicing agents. For these services JPMCB or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                                      INSTITUTIONAL   SELECT    ULTRA
   FUND      CLASS A    CLASS B   CLASS C   CLASS M       CLASS       CLASS     CLASS
----------------------------------------------------------------------------------------
   BF         0.25       0.25       n/a       n/a          0.10        0.25      0.05
   BFII       0.25       0.25       n/a       n/a           n/a        0.25       n/a
   EIF         n/a        n/a       n/a       n/a          0.10         n/a       n/a
   EMDF        n/a        n/a       n/a       n/a           n/a        0.25       n/a
   GSIF       0.25       0.25       n/a       n/a          0.10        0.25       n/a
   IBF        0.25        n/a       n/a       n/a           n/a        0.25       n/a
   STBF       0.25        n/a       n/a       n/a          0.10        0.25       n/a
   STBFII     0.25        n/a       n/a      0.25           n/a        0.25       n/a
   SIF        0.25       0.25      0.25      0.30           n/a         n/a       n/a
   USTI       0.25       0.25       n/a       n/a           n/a        0.25       n/a

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and JPMF, JPMIF and JPMST are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of BF, EIF, EMDF, GSIF and STBF available to customers of investment advisers and other financial intermediaries who are Schwab's clients. BF, EIF, EMDF, GSIF and STBF are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between JPMF, JPMIF, JPMST and JPMCB is terminated, BF, EIF, EMDF, GSIF and STBF would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

The Shareholder Servicing Agent waived fees as outlined in Note 4.F. below.

E. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

F. WAIVERS AND REIMBURSEMENTS -- For the six months ended February 28, 2003, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands):

                             CONTRACTUAL WAIVERS
------------------------------------------------------------------------------
            INVESTMENT                    SHAREHOLDER                             CONTRACTUAL
   FUND      ADVISORY    ADMINISTRATION    SERVICING    DISTRIBUTION    TOTAL    REIMBURSEMENTS
-------------------------------------------------------------------------------------------------
   BF         $  --         $   760         $   182        $  --       $   942        $ 11
   BFII          --              --             512           42           554          --
   EIF          203             256             171           --           630          --
   EMDF           2              10              54           --            66          --
   GSIF         161              14              17           --           192          14
   IBF           --              --               4            6            10          --
   STBF          --             595             346           --           941          --
   STBFII        --             217             137           70           424          --
   SIF           51              15              26           --            92          57
   USTI          89              37              81           60           267          --
-------------------------------------------------------------------------------------------------
   Total        506           1,904           1,530          178         4,118          82
-------------------------------------------------------------------------------------------------

G. OTHER -- Certain officers of the Trusts are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

During the period certain of the Funds may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisors.

The Funds may use related party broker dealers. For the six months ended February 28, 2003, BF and STBF incurred approximately (in thousands) $10 and $12, respectively, as brokerage commissions with brokers/dealers affiliated with JPMC.

5. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the six months ended February 28, 2003 are as follows (amounts in thousands):

                         SHAREHOLDER
                          SERVICING       DISTRIBUTION    TRANSFER AGENT
-------------------------------------------------------------------------
   BF
   Class A                 $     1           $     1           $  5
   Class B                       2                 7              8
   Institutional               354                --             14
   Select                      407                --             22
   Ultra                       141                --              8
-------------------------------------------------------------------------
                           $   905           $     8           $ 57
-------------------------------------------------------------------------
   BFII
   Class A                 $    42           $    42           $ 27
   Class B                      18                54             12
   Select                      808                --             13
-------------------------------------------------------------------------
                           $   868           $    96           $ 52
-------------------------------------------------------------------------
   EIF
   Institutional           $   171           $    --           $  7
-------------------------------------------------------------------------
   EMDF
   Select                  $    63           $    --           $ 11
-------------------------------------------------------------------------
   GSIF
   Class A                 $    --^          $    --^          $  4
   Class B                      --^                1             11
   Institutional                66                --             12
   Select                        5                --              7
-------------------------------------------------------------------------
                           $    71           $     1           $ 34
-------------------------------------------------------------------------
   IBF
   Class A                 $     6           $     6           $  8
   Select                      717                --             11
-------------------------------------------------------------------------
                           $   723           $     6           $ 19
-------------------------------------------------------------------------
   STBF
   Class A                 $    13           $    13           $  8
   Institutional               340                --             14
   Select                      174                --             12
-------------------------------------------------------------------------
                           $   527           $    13           $ 34
-------------------------------------------------------------------------
   STBFII
   Class A                 $   117           $   117           $ 13
   Class M                   1,518             2,125              5
   Select                      187                --             13
-------------------------------------------------------------------------
                           $ 1,822           $ 2,242           $ 31
-------------------------------------------------------------------------

                           SHAREHOLDER
                            SERVICING      DISTRIBUTION    TRANSFER AGENT
-------------------------------------------------------------------------
SIF
Class A                       $   3           $   3            $   6
Class B                           9              27               18
Class C                           3               9                6
Class M                          13              21                8
-------------------------------------------------------------------------
                              $  28           $  60            $  38
-------------------------------------------------------------------------
USTI
Class A                       $  60           $  60            $  55
Class B                          28              84               26
Select                           97              --                5
-------------------------------------------------------------------------
                              $ 185           $ 144            $  86
-------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

6. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended February 28, 2003 and the period ended August 31, 2002 are as follows (amounts in thousands):

                                SIX MONTHS ENDED 2/28/03                  PERIOD ENDED 8/31/02*
                          -----------------------------------      -----------------------------------
                                 NET                                     NET
                          INVESTMENT INCOME     REALIZED GAIN      INVESTMENT INCOME    REALIZED GAIN
------------------------------------------------------------------------------------------------------
   BF
   Class A                    $      19            $      8            $      9            $      1
   Class B                           25                  13                  12                  --^
   Institutional                 13,639               5,442              29,582               6,409
   Select                         6,058               2,562               9,856               1,892
   Ultra                         11,071               4,216              19,447               3,746
------------------------------------------------------------------------------------------------------
                              $  30,812            $ 12,241            $ 58,906            $ 12,048
------------------------------------------------------------------------------------------------------
   BFII
   Class A                    $     550            $    389            $  1,509            $     --
   Class B                          181                 170                 264                  --
   Select                        11,084               7,587              22,316                  --
------------------------------------------------------------------------------------------------------
                              $  11,815            $  8,146            $ 24,089            $     --
------------------------------------------------------------------------------------------------------
   EIF
   Institutional              $   4,049            $     --            $  3,084            $     --
------------------------------------------------------------------------------------------------------
   EMDF
   Select                     $   2,322            $     --            $    311            $     --
------------------------------------------------------------------------------------------------------

                                SIX MONTHS ENDED 2/28/03                  PERIOD ENDED 8/31/02*
                          -----------------------------------      -----------------------------------
                                 NET                                     NET
                          INVESTMENT INCOME     REALIZED GAIN      INVESTMENT INCOME    REALIZED GAIN
------------------------------------------------------------------------------------------------------
   GSIF
   Class A                     $      2            $     --            $      1            $     --
   Class B                            5                  --                   4                  --
   Institutional                  3,728                  --               7,372                  --
   Select                           110                  --                 218                  --
------------------------------------------------------------------------------------------------------
                               $  3,845            $     --            $  7,595            $     --
------------------------------------------------------------------------------------------------------
   IBF
   Class A                     $     70            $    147            $    155            $     --
   Select                         8,996              18,451              16,483                  --
------------------------------------------------------------------------------------------------------
                               $  9,066            $ 18,598            $ 16,638            $     --
------------------------------------------------------------------------------------------------------
   STBF
   Class A                     $    125            $    155            $    176            $     10
   Institutional                  9,892               9,747              17,687               2,460
   Select                         1,852               1,911               2,600                 262
------------------------------------------------------------------------------------------------------
                               $ 11,869            $ 11,813            $ 20,463            $  2,732
------------------------------------------------------------------------------------------------------
   STBFII
   Class A                     $  1,133            $    510            $  1,317            $    561
   Class M                       12,848               5,843              20,500               8,423
   Select                         1,975                 688               3,497               1,444
------------------------------------------------------------------------------------------------------
                               $ 15,956            $  7,041            $ 25,314            $ 10,428
------------------------------------------------------------------------------------------------------
   SIF
   Class A                     $     70            $     --            $    120            $     --
   Class B                          190                  --                 312                  --
   Class C                           60                  --                 101                  --
   Class M                          227                  --                 391                  --
------------------------------------------------------------------------------------------------------
                               $    547            $     --            $    924            $     --
------------------------------------------------------------------------------------------------------
   USTI
   Class A                     $    926            $     --            $  1,387            $     --
   Class B                          332                  --                 476                  --
   Select                         1,574                  --               2,457                  --
------------------------------------------------------------------------------------------------------
                               $  2,832            $     --            $  4,320            $     --
------------------------------------------------------------------------------------------------------

* The Funds changed their fiscal year end from October 31 to August 31. ^ Amount rounds to less than one thousand

7. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2003, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                    PURCHASES            SALES        PURCHASES        SALES
                 (EXCLUDING U.S.    (EXCLUDING U.S.    OF U.S.        OF U.S.
                   GOVERNMENT)        GOVERNMENT)     GOVERNMENT     GOVERNMENT
--------------------------------------------------------------------------------
  BF               $   203,125        $   315,722    $ 4,684,691    $ 4,656,428
  BFII                  83,436            105,861      2,655,416      2,624,604
  EIF                  242,820            154,710        138,719        133,836
  EMDF                   2,068              1,560         29,046         23,913
  GSIF                   8,339             13,514        163,255        173,435
  IBF                   75,830             93,256      2,189,920      2,165,916
  STBF                 361,588            302,677        760,599        717,584
  STBFII             1,067,539            664,661        637,250        717,520
  SIF                    2,207              2,239          9,466          9,579
  USTI                      --                 --        119,747         85,956

8. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 28, 2003 are as follows (amounts in thousands):

                                    GROSS           GROSS      NET UNREALIZED
                    AGGREGATE     UNREALIZED     UNREALIZED     APPRECIATION
                      COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
-----------------------------------------------------------------------------
  BF               $ 1,994,745    $    61,786    $    (7,482)   $    54,304
  BFII               1,019,595         26,978           (909)        26,069
  EIF                  410,653          1,296           (366)           930
  EMDF                  55,400          6,884         (1,320)         5,564
  GSIF                 139,251          9,029         (1,832)         7,197
  IBF                  800,635         19,369           (735)        18,634
  STBF                 986,955         10,052         (1,599)         8,453
  STBFII             1,673,335         19,241           (779)        18,462
  SIF                   19,152          1,384           (479)           905
  USTI                 147,343          8,855             --          8,855

9. BANK BORROWINGS

Pursuant to a Line of Credit Agreement, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $400 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 17, 2003. An amendment to the Line of Credit Agreement is referred to in the Subsequent Events footnote (note 11).

The Funds had no borrowings outstanding at February 28, 2003, nor at anytime during the period then ended.

10. CONCENTRATIONS AND INDEMNIFICATIONS

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

The ability of the issuers of debt, asset-backed and mortgage-backed securities, along with counterparties to swap and option agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

As to illiquid investments, a Fund is subject to the risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11. SUBSEQUENT EVENTS

Effective April 18, 2003, the Funds' Line of Credit Agreement has been changed to limit the amount of borrowings from $400 million to $250 million and has been extended to April 16, 2004.

On October 23, 2002, the Board of Trustees approved management's proposal to merge the JPMorgan Intermediate Bond Fund (the "Target Fund") into the JPMorgan Bond Fund II. The proposed merger was approved by the Target Fund's shareholders on February 13, 2003. The merger occurred on March 21, 2003.

Prior to the open of business on March 24, 2003, BFII (the "Acquiring Fund") acquired all the net assets of IBF (the "Target Fund") as shown in the table below, pursuant to the Reorganization Plan approved by the Target Fund's shareholders on February 13, 2003. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Under the Reorganization Plan, shareholders of the Target Fund received shares in the Acquiring Fund with a value equal to their holdings in the Target Fund.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation immediately before and after the Reorganization (amounts in thousands, except per share amounts):

                                                              JPMORGAN
                                                     BOND FUND II REORGANIZATION
-----------------------------------------------------------------------------------------------
                                                                      NET ASSET       NET
                                         SHARES                         VALUE      UNREALIZED
                                       OUTSTANDING     NET ASSETS     PER SHARE   APPRECIATION
-----------------------------------------------------------------------------------------------
   TARGET FUND
   JPMorgan Intermediate Bond Fund                                                  $  7,100
    Class A                                  423      $      4,321     $ 10.22
    Select Class                          51,938      $    530,889     $ 10.22

   ACQUIRING FUND

   JPMorgan Bond Fund II                                                            $ 11,525
    Class A                                  846      $     35,026     $ 41.41
    Class B                                  364      $     15,025     $ 41.31
    Select Class                          15,317      $    632,912     $ 41.32

   POST REORGANIZATION

   JPMorgan Bond Fund II                                                            $ 18,625
    Class A                                  950      $     39,347     $ 41.41
    Class B                                  364      $     15,025     $ 41.31
    Select Class                          28,163      $  1,163,801     $ 41.32

12. OTHER

The Funds' Board of Trustees have approved a change of name for Mutual Fund Group and Mutual Fund Select Group. The Trusts will be renamed J.P. Morgan Mutual Fund Group and J.P. Morgan Mutual Fund Select Group, respectively, effective May 1, 2003.

13. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (Amounts in Thousands):

BOND FUND

                                               CLASS A              CLASS B            INSTITUTIONAL               SELECT
                                          ------------------   -----------------  ----------------------  -------------------------
                                            AMOUNT   SHARES     AMOUNT   SHARES       AMOUNT     SHARES       AMOUNT       SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED FEBRUARY 28 ,2003
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                              $  2,061      203    $ 1,091      107   $   48,890      4,829   $  119,229       11,774
 Shares issued in reinvestment of
   distributions                                23        2         26        2       11,265      1,111        7,689          758
 Shares redeemed                            (1,345)    (133)      (114)     (11)    (149,917)   (14,813)    (102,388)     (10,100)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares
   outstanding                            $    739       72    $ 1,003       98   $  (89,762)    (8,873)  $   24,530        2,432
===================================================================================================================================

                                                                       PERIOD ENDED AUGUST 31,2002+
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                              $  1,239      126    $ 1,577      160   $  161,877     16,434   $   96,862        9,809
 Shares issued in reinvestment of
   distributions                                 9        1          9        1       20,198      2,056       10,484        1,065
 Shares redeemed                              (602)     (61)      (298)     (30)    (441,909)   (44,903)    (109,981)     (11,124)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares
   outstanding                            $    646       66    $ 1,288      131   $ (259,834)   (26,413)  $   (2,635)        (250)
===================================================================================================================================

                                                                       YEAR ENDED OCTOBER 31, 2001*
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                              $     70        7    $    63        6   $  388,434     39,773   $   32,570        3,295
 Shares issued in connection with Fund
   Reorganization (note 2)                      --       --         --       --           --         --      299,497       30,279
 Shares issued in reinvestment of
   distributions                                --^      --^        --^      --^      30,849      3,149        1,920          192
 Shares redeemed                                (1)      --^        --       --     (375,266)   (38,384)     (24,697)      (2,491)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares
   outstanding                            $     69        7    $    63        6   $   44,017      4,538   $  309,290       31,275
===================================================================================================================================

+ The Fund changed its fiscal year end from October 31 to August 31. ^ Amount rounds to less than one thousand.

                                                                                 ULTRA
                                                               -----------------------------------
                                                                         AMOUNT         SHARES
--------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED FEBRUARY 28, 2003
--------------------------------------------------------------------------------------------------
 Shares sold                                                         $   37,942          3,747
 Shares issued in reinvestment of distributions                          12,108          1,194
 Shares redeemed                                                       (144,674)       (14,325)
--------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                  $  (94,624)        (9,384)
==================================================================================================

                                                                    PERIOD ENDED AUGUST 31, 2002+
--------------------------------------------------------------------------------------------------
 Shares sold                                                         $  280,395         28,380
 In-kind contributions                                                      559             57
 Shares issued in reinvestment of distributions                          16,681          1,694
 Shares redeemed                                                       (284,193)       (28,843)
--------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                  $   13,442          1,288
==================================================================================================

                                                                    YEAR ENDED OCTOBER 31, 2001*
--------------------------------------------------------------------------------------------------
 Shares sold                                                         $   49,357          4,944
 Shares issued in connection with Fund Reorganization (note 2)          555,990         56,210
 Shares issued in reinvestment of distributions                           3,120            312
 Shares redeemed                                                        (21,200)        (2,135)
--------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                  $  587,267         59,331
==================================================================================================

* For Class A Shares, Class B Shares, Select Shares and Ultra Shares, from commencement of operations on September 10, 2001.
+ The Fund changed its fiscal year end from October 31 to August 31.

BOND FUND II

                                                        CLASS A                CLASS B                 SELECT
                                                 --------------------    -------------------    ---------------------
                                                    AMOUNT     SHARES       AMOUNT    SHARES       AMOUNT      SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED FEBRUARY 28 ,2003
---------------------------------------------------------------------------------------------------------------------
 Shares sold                                     $  13,056        313    $   2,548        61    $  38,647         929
 Shares issued in reinvestment of
   distributions                                       641         15          286         7        8,016         194
 Shares redeemed                                    (7,781)      (187)      (1,638)      (39)     (71,641)     (1,726)
---------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares
   outstanding                                   $   5,916        141    $   1,196        29    $ (24,978)       (603)
=====================================================================================================================

                                                                    PERIOD ENDED AUGUST 31, 2002+
---------------------------------------------------------------------------------------------------------------------
 Shares sold                                     $  13,295        330    $   7,545       188    $  46,695       1,154
 Shares issued in reinvestment of
   distributions                                     1,102         27          216         5        1,949          48
 Shares redeemed                                   (47,915)    (1,193)      (2,397)      (59)     (74,902)     (1,858)
---------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares
   outstanding                                   $ (33,518)      (836)   $   5,364       134    $ (26,258)       (656)
=====================================================================================================================

                                                                     YEAR ENDED OCTOBER 31, 2001*
---------------------------------------------------------------------------------------------------------------------
 Shares sold                                     $  75,231      1,898    $   4,481       113    $  69,494       1,837
 Shares issued in connection with Fund
   Reorganization (note 2)                          34,496        872        4,552       115       67,941       1,718
 Shares issued in reinvestment of
   distributions                                       987         25          141         3        2,446          61
 Shares redeemed                                   (49,101)    (1,251)      (1,419)      (36)     (94,591)     (2,402)
---------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares
   outstanding                                   $  61,613      1,544    $   7,755       195    $  45,290       1,214
=====================================================================================================================

* For Class A and B Shares, from commencement of operations on March 2, 2001. + The Fund changed its fiscal year end from October 31 to August 31.

ENHANCED INCOME FUND

                                                                            INSTITUTIONAL
                                                                -----------------------------------
                                                                         AMOUNT         SHARES
---------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED FEBRUARY 28, 2003
---------------------------------------------------------------------------------------------------
 Shares sold                                                         $  276,845         27,806
 Shares issued in reinvestment of distributions                           3,089            310
 Shares redeemed                                                       (202,236)       (20,313)
---------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                  $   77,698          7,803
===================================================================================================

                                                                    PERIOD ENDED AUGUST 31, 2002*
---------------------------------------------------------------------------------------------------
 Shares sold                                                         $  354,974         35,496
 Shares issued in reinvestment of distributions                           2,447            245
 Shares redeemed                                                        (56,630)        (5,662)
---------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                  $  300,791         30,079
===================================================================================================

* From commencement of operations on November 30, 2001.

FLEMING EMERGING MARKETS DEBT FUND

                                                                               SELECT
                                                               ------------------------------------
                                                                         AMOUNT         SHARES
---------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED FEBRUARY 28, 2003
---------------------------------------------------------------------------------------------------
 Shares sold                                                         $   21,590          2,758
 Shares issued in reinvestment of distributions                           1,969            250
 Shares redeemed                                                        (11,226)        (1,442)
---------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                  $   12,333          1,566
===================================================================================================

                                                                    PERIOD ENDED AUGUST 31, 2002+
---------------------------------------------------------------------------------------------------
 Shares sold                                                         $    5,845            790
 Shares issued in reinvestment of distributions                             285             39
 Shares redeemed                                                         (2,247)          (313)
---------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                  $    3,883            516
===================================================================================================

                                                                     YEAR ENDED JULY 31, 2002
---------------------------------------------------------------------------------------------------
 Shares sold                                                         $   14,395          1,783
 Shares issued in reinvestment of distributions                           3,207            408
 Shares redeemed                                                        (13,889)        (1,738)
---------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                  $    3,713            453
===================================================================================================

+ The Fund changed its fiscal year end from July 31 to August 31.

GLOBAL STRATEGIC INCOME FUND

                                               CLASS A              CLASS B            INSTITUTIONAL               SELECT
                                          ------------------   -----------------  ----------------------  -------------------------
                                            AMOUNT   SHARES     AMOUNT   SHARES       AMOUNT     SHARES       AMOUNT       SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED FEBRUARY 28 ,2003
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                              $     47        6    $    23        2   $    6,505        749   $       52            6
 Shares issued in reinvestment of
   distributions                                 1       --^         5        1          999        114          103           12
 Shares redeemed                                (3)      --^       (10)      (1)     (19,662)    (2,258)      (1,957)        (227)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares
   outstanding                            $     45        6    $    18        2   $  (12,158)    (1,395)  $   (1,802)        (209)
===================================================================================================================================

                                                                       PERIOD ENDED AUGUST 31, 2002+
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                              $     64        7    $   240       28   $   32,337      3,644   $    1,885          215
 Shares issued in reinvestment of
   distributions                                 1      --^          4       --^       2,299        260          199           23
 Shares redeemed                                (1)     --^        (29)      (3)     (38,770)    (4,384)      (1,319)        (148)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares
   outstanding                            $     64        7    $   215       25   $   (4,134)      (480)  $      765           90
===================================================================================================================================

                                                                       YEAR ENDED OCTOBER 31, 2001*
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                              $     10        1    $    10        1   $   64,428      6,949   $      122           14
 Shares issued in connection with Fund
   Reorganization (note 2)                      --       --         --       --           --         --        5,459          598
 Shares issued in reinvestment of
   distributions                                --^      --^        --^      --^       7,184        779           45            5
 Shares redeemed                                --       --         --       --      (85,638)    (9,291)        (953)        (108)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares
   outstanding                            $     10        1    $    10        1   $  (14,026)    (1,563)  $    4,673          509
===================================================================================================================================

* For Class A Shares, Class B Shares and Select Shares, from commencement of operations on September 10, 2001.
^ Amount rounds to less than one thousand.
+ The Fund changed its fiscal year end from October 31 to August 31.

INTERMEDIATE BOND FUND

                                                                         CLASS A                  SELECT
                                                                 ----------------------    ----------------------
                                                                    AMOUNT       SHARES       AMOUNT       SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                        SIX MONTHS ENDED FEBRUARY 28, 2003
-----------------------------------------------------------------------------------------------------------------
 Shares sold                                                     $     338           32    $  49,150        4,656
 Shares issued in reinvestment of distributions                        153           14       15,032        1,444
 Shares redeemed                                                    (1,104)        (104)     (88,082)      (8,363)
-----------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding              $    (613)         (58)   $ (23,900)      (2,263)
=================================================================================================================

                                                                          PERIOD ENDED AUGUST 31, 2002+
-----------------------------------------------------------------------------------------------------------------
 Shares sold                                                     $   2,855          278    $ 111,318       10,739
 Shares issued in reinvestment of distributions                        116           11        1,693          164
 Shares redeemed                                                    (1,981)        (190)     (50,164)      (4,864)
-----------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding              $     990           99    $  62,847        6,039
=================================================================================================================

                                                                           YEAR ENDED OCTOBER 31, 2001*
-----------------------------------------------------------------------------------------------------------------
 Shares sold                                                     $   2,835          278    $  97,328        9,781
 Shares issued in connection with Fund Reorganization (note 2)       2,079          207       45,052        4,490
 Shares issued in reinvestment of distributions                         76            8        1,922          189
 Shares redeemed                                                    (1,148)        (113)     (68,427)      (6,811)
-----------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding              $   3,842          380    $  75,875        7,649
=================================================================================================================

+ The Fund changed its fiscal year end from October 31 to August 31.
* For Class A Shares, from commencement of operations on February 16, 2001.

SHORT TERM BOND FUND

                                                                       CLASS A             INSTITUTIONAL              SELECT
                                                                 -----------------    ---------------------    -------------------
                                                                    AMOUNT  SHARES        AMOUNT     SHARES       AMOUNT    SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                                SIX MONTHS ENDED FEBRUARY 28, 2003
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                     $   6,602     659    $  275,545     27,502    $  50,615     5,061
 Shares issued in reinvestment of distributions                        172      17        14,170      1,418        3,394       340
 Shares redeemed                                                    (4,397)   (439)     (156,841)   (15,669)     (12,324)   (1,231)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding              $   2,377     237    $  132,874     13,251    $  41,685     4,170
==================================================================================================================================

                                                                                   PERIOD ENDED AUGUST 31, 2002+
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                     $  10,168   1,026    $  351,240     35,453    $  81,057     8,200
 Shares issued in reinvestment of distributions                         93       9        14,610      1,472        2,554       257
 Shares redeemed                                                    (2,821)   (285)     (445,356)   (44,923)     (29,424)   (2,968)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding              $   7,440     750    $  (79,506)    (7,998)   $  54,187     5,489
==================================================================================================================================

                                                                                   YEAR ENDED OCTOBER 31, 2001*
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                     $   2,334     236    $  497,579     50,690    $  14,443     1,451
 Shares issued in connection with Fund Reorganization (Note 2)          --      --            --         --       53,000     5,372
 Shares issued in reinvestment of distributions                          3       1        13,274      1,361          306        31
 Shares redeemed                                                      (100)    (10)     (253,463)   (25,913)      (2,019)     (203)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding              $   2,237     227    $  257,390     26,138    $  65,730     6,651
==================================================================================================================================

+ The Fund changed its fiscal year end from October 31 to August 31.
* For Class A Shares and Select Shares, from commencement of operations on September 10, 2001.

SHORT-TERM BOND FUND II

                                                                       CLASS A                CLASS M                 SELECT
                                                                 ------------------    --------------------    -------------------
                                                                    AMOUNT  SHARES        AMOUNT     SHARES       AMOUNT    SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                                SIX MONTHS ENDED FEBRUARY 28, 2003
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                     $  77,841    7,554    $  284,848    27,599    $  59,554     5,749
 Shares issued in reinvestment of distributions                      1,342      130           135        13        1,207       117
 Shares redeemed                                                   (48,554)  (4,696)     (108,305)  (10,497)     (27,492)   (2,657)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding              $  30,629    2,988    $  176,678    17,115    $  33,269     3,209
==================================================================================================================================

                                                                                   PERIOD ENDED AUGUST 31, 2002+
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                     $  65,617    6,448    $  600,270    61,291    $  48,766     4,784
 In-kind contributions                                                  --       --            --        --       10,711     1,032
 Shares issued in reinvestment of distributions                      1,495      147           365        36        1,894       186
 Shares redeemed                                                   (48,876)  (4,813)     (165,849)  (18,653)     (60,092)   (5,889)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding              $  18,236    1,782    $  434,786    42,674    $   1,279       113
==================================================================================================================================

                                                                                   YEAR ENDED OCTOBER 31, 2001*
----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                     $  74,289    7,303    $  688,863    67,836    $ 127,882    12,484
 Shares issued in connection with Fund Reorganization (Note 2)         252       25            --        --       46,879     4,632
 Shares issued in reinvestment of distributions                        706       69           488        48        1,156       114
 Shares redeemed                                                   (43,358)  (4,291)      (27,828)   (2,732)     (57,217)   (5,567)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding              $  31,889    3,106    $  661,523    65,152    $ 118,700    11,663
==================================================================================================================================

+ The Fund changed its fiscal year end from October 31 to August 31.

STRATEGIC INCOME FUND

                                                        CLASS A             CLASS B            CLASS C             CLASS M
                                                  -----------------   -----------------   -----------------   -----------------
                                                   AMOUNT    SHARES    AMOUNT    SHARES    AMOUNT    SHARES    AMOUNT    SHARES
-------------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED FEBRUARY 28, 2003
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                       $   690        79   $ 1,002       116   $   699        81   $   205        24
Shares issued in reinvestment of distributions         43         5        77         9        26         3        --        --
Shares redeemed                                      (811)      (93)     (863)     (101)     (911)     (107)     (796)      (93)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares
  outstanding                                     $   (78)       (9)  $   216        24   $  (186)      (23)  $  (591)      (69)
===============================================================================================================================

                                                                            PERIOD ENDED AUGUST 31, 2002+
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                       $ 1,289       148   $ 1,190       138   $   697        82   $    24         3
Shares issued in reinvestment of distributions         64         7       117        13        42         5        --        --
Shares redeemed                                    (1,021)     (118)   (1,522)     (177)     (843)      (98)   (1,443)     (165)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares
  outstanding                                     $   332        37   $  (215)      (26)  $  (104)      (11)  $(1,419)     (162)
===============================================================================================================================

                                                                             YEAR ENDED OCTOBER 31, 2001
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                       $ 2,115       236   $ 1,911       214   $ 1,161       129   $   890        98
Shares issued in reinvestment of distributions         77         9       158        18        50         6        --        --
Shares redeemed                                    (2,049)     (231)   (1,557)     (173)     (795)      (88)   (5,963)     (663)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares
  outstanding                                     $   143        14   $   512        59   $   416        47   $(5,073)     (565)
===============================================================================================================================

+ The Fund changed its fiscal year end from October 31 to August 31.

U.S. TREASURY INCOME FUND

                                                               CLASS A               CLASS B                   SELECT
                                                         ---------------------   -------------------     ---------------------
                                                          AMOUNT    SHARES        AMOUNT      SHARES      AMOUNT      SHARES
------------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED FEBRUARY 28, 2003
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $  15,043       1,263   $   4,676         391   $  45,675       3,816
Shares issued in reinvestment of distributions                 714          60         242          20         937          78
Shares redeemed                                             (9,725)       (814)     (3,907)       (328)    (46,429)     (3,879)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $   6,032         509   $   1,011          83   $     183          15
==============================================================================================================================

                                                                             PERIOD ENDED AUGUST 31, 2002+
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $  19,741       1,730   $   6,217         543   $   9,580         841
Shares issued in reinvestment of distributions               1,112         100         344          30       2,307         203
Shares redeemed                                            (22,721)     (1,997)     (5,382)       (474)    (10,964)       (960)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $  (1,868)       (167)  $   1,179          99   $     923          84
==============================================================================================================================

                                                                              YEAR ENDED OCTOBER 31, 2001*
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $  87,754       7,897   $   7,273         649   $  26,007       2,335
Shares issued in connection with Fund Reorganization         2,621         236          --          --      46,349       4,175
  (note 2)
Shares issued in reinvestment of distributions               1,630         146         471          42       1,844         164
Shares redeemed                                            (90,916)     (8,193)     (4,516)       (407)     (3,037)       (271)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $   1,089          86   $   3,228         284   $  71,163       6,403
==============================================================================================================================

+ The Fund changed its fiscal year end from October 31 to August 31.
* For Select Shares, from commencement of operations on February 16, 2001.

JPMORGAN FUNDS
Financial Highlights

                                                                                         BOND FUND^^
                                                         ------------------------------------------------------------------------
                                                                       CLASS A                             CLASS B
                                                         -----------------------------------     -------------------------------
                                                            9/1/02     11/1/01     9/10/01**     9/1/02     11/1/01     9/10/01**
                                                            THROUGH    THROUGH      THROUGH      THROUGH    THROUGH      THROUGH
PER SHARE OPERATING PERFORMANCE:                            2/28/03    8/31/02     10/31/01      2/28/03    8/31/02     10/31/01
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 10.07    $ 10.08     $    9.89     $ 10.05    $ 10.08     $    9.89
---------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                               0.18       0.31         0.06^        0.14       0.24         0.06^
    Net gains or losses on securities (both realized
      and unrealized)                                          0.32       0.05          0.20        0.30       0.03          0.19
                                                            -------    -------     ---------     -------    -------     ---------
    Total from investment operations                           0.50       0.36          0.26        0.44       0.27          0.25
                                                            -------    -------     ---------     -------    -------     ---------
  Less distributions:
    Dividends from net investment income                       0.18       0.31          0.07        0.14       0.24          0.06
    Distributions from capital gains                           0.08       0.06            --        0.08       0.06            --
                                                            -------    -------     ---------     -------    -------     ---------
    Total distributions                                        0.26       0.37          0.07        0.22       0.30          0.06
                                                            -------    -------     ---------     -------    -------     ---------
  Net asset value, end of period                            $ 10.31    $ 10.07     $   10.08     $ 10.27    $ 10.05     $   10.08
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (b)                                           5.01%      3.72%         2.63%       4.44%      2.83%         2.53%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                        $     2    $     1          $--+     $     2    $     1          $--+
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
---------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                               0.75%      0.75%         0.75%       1.50%      1.50%         1.48%
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                               3.51%      3.59%         3.93%       2.88%      2.80%         4.07%
---------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements and
      earnings credits                                         1.91%      5.64%        10.75%       2.41%      6.02%        11.25%
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without waivers,
      reimbursements and earnings credits                      2.35%     (1.30%)       (6.07%)      1.97%     (1.72%)       (5.70%)
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE ~ (b)                                   313%       572%          423%        313%       572%          423%
---------------------------------------------------------------------------------------------------------------------------------

 ^^  The fund changed its fiscal year from October 31 to August 31.
 **  Commencement of offering of class of shares.
  ^  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b)  Not annualized for periods less than one year.
  +  Amount rounds to less than one million.
  #  Short periods have been annualized.
  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S. Fixed Income Portfolio, in which the Fund invested all of its investable assets.

                       See notes to financial statements.

                                                                                          BOND FUND^^
                                                              ---------------------------------------------------------------------
                                                                                         INSTITUTIONAL
                                                              ---------------------------------------------------------------------
                                                              9/1/02    11/1/01                    YEAR ENDED
                                                              THROUGH   THROUGH  --------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                              2/28/03   8/31/02  10/31/01  10/31/00  10/31/99   10/31/98   10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.04  $  10.08  $   9.43  $   9.41  $  10.10   $  10.01  $   9.84
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                                  0.19      0.34      0.58^     0.60      0.57       0.64      0.65
    Net gains or losses on securities (both realized
      and unrealized)                                             0.31      0.02      0.65      0.02     (0.57)      0.15      0.18
                                                              --------  --------  --------  --------  --------   --------  --------
    Total from investment operations                              0.50      0.36      1.23      0.62        --       0.79      0.83
                                                              --------  --------  --------  --------  --------   --------  --------
  Less distributions:
    Dividends from net investment income                          0.19      0.34      0.58      0.60      0.57       0.63      0.64
    Distributions from capital gains                              0.08      0.06        --        --(a)   0.12       0.07      0.02
                                                              --------  --------  --------  --------  --------   --------  --------
    Total distributions                                           0.27      0.40      0.58      0.60      0.69       0.70      0.66
                                                              --------  --------  --------  --------  --------   --------  --------
Net asset value, end of period                                $  10.27  $  10.04  $  10.08  $   9.43  $   9.41   $  10.10  $  10.01
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                  5.07%     3.71%    13.46%     6.83%     0.03%      8.18%     8.78%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (millions)                      $    673  $    747  $  1,016  $    907  $  1,041   $  1,001  $    912
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
-----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                                  0.49%     0.49%     0.49%     0.49%     0.50%      0.49%     0.50%
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                                  3.82%     4.14%     5.98%     6.37%     5.92%      6.32%     6.59%
-----------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements and earnings
      credits                                                     0.60%     0.58%     0.51%     0.49%     0.51%      0.50%     0.50%
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without waivers,
      reimbursements and earnings credits                         3.71%     4.05%     5.96%     6.37%     5.91%      6.31%     6.59%
-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE ~ (b)                                      313%      572%      423%      531%      465%       115%       93%
-----------------------------------------------------------------------------------------------------------------------------------

 ^^  The fund changed its fiscal year from October 31 to August 31.
  ^  Calculated based upon average shares outstanding.
(a)  Amount is less than $0.005.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S. Fixed Income Portfolio, in which the Fund invested all of its investable assets.

                       See notes to financial statements.

                                                                                          BOND FUND^^
                                                              ---------------------------------------------------------------------
                                                                                            SELECT@
                                                              ---------------------------------------------------------------------
                                                                 9/1/02  11/1/01                   YEAR ENDED
                                                                THROUGH  THROUGH  -------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                                2/28/03  8/31/02  10/31/01  10/31/00  10/31/99   10/31/98  10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.04  $  10.08  $   9.43  $   9.41  $  10.09   $   9.93  $   9.82
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                                  0.19      0.32      0.52^     0.58      0.55       0.62      0.63
    Net gains or losses on securities (both realized and
      unrealized)                                                 0.31      0.02      0.70      0.02     (0.57)      0.16      0.17
                                                              --------  --------  --------  --------  --------   --------  --------
    Total from investment operations                              0.50      0.34      1.22      0.60     (0.02)      0.78      0.80
                                                              --------  --------  --------  --------  --------   --------  --------
  Less distributions:
    Dividends from net investment income                          0.19      0.32      0.57      0.58      0.56       0.62      0.62
    Distributions from capital gains                              0.08      0.06        --        --      0.10         --      0.07
                                                              --------  --------  --------  --------  --------   --------  --------
    Total distributions                                           0.27      0.38      0.57      0.58      0.66       0.62      0.69
                                                              --------  --------  --------  --------  --------   --------  --------
Net asset value, end of period                                $  10.27  $  10.04  $  10.08  $   9.43  $   9.41   $  10.09  $   9.93
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                  4.98%     3.57%    13.32%     6.61%    (0.23%)     8.06%     8.58%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (millions)                      $    343  $    312  $    315  $    240  $    235   $    216  $    169
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
-----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                                  0.66%     0.66%     0.69%     0.69%     0.69%      0.66%     0.68%
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                                  3.67%     3.95%     5.77%     6.19%     5.72%      6.14%     6.41%
-----------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements and
      earnings credits                                            0.76%     0.74%     0.70%     0.69%     0.69%      0.66%     0.68%
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without waivers,
      reimbursements and earnings credits                         3.57%     3.87%     5.76%     6.19%     5.72%      6.14%     6.41%
-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE ~ (b)                                      313%      572%      423%      531%      465%       115%       93%
-----------------------------------------------------------------------------------------------------------------------------------

 ^^  The fund changed its fiscal year from October 31 to August 31.
  @ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the fund reorganization described in
     Note 2. Prior periods have been restated to reflect the split.
  ^  Calculated based upon average shares outstanding.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S. Fixed Income Portfolio, in which the Fund invested all of its investable assets.

                       See notes to financial statements.

                                                                                               BOND FUND^^
                                                                       -------------------------------------------------------------
                                                                                                 ULTRA@
                                                                       -------------------------------------------------------------
                                                                        9/1/02    11/1/01            YEAR ENDED           12/15/97**
                                                                       THROUGH   THROUGH   -----------------------------   THROUGH
PER SHARE OPERATING PERFORMANCE:                                       2/28/03   8/31/02   10/31/01  10/31/00   10/31/99   10/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  10.05  $  10.09  $   9.47  $   9.46   $  10.02  $   9.88
----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                                           0.20      0.34     0.54^      0.64       0.60       0.53
    Net gains or losses on securities (both realized and unrealized)       0.30      0.02      0.72     (0.02)     (0.57)      0.16
                                                                       --------  --------  --------  --------   --------  ---------
    Total from investment operations                                       0.50      0.36      1.26      0.62       0.03       0.69
                                                                       --------  --------  --------  --------   --------  ---------
  Less distributions:
    Dividends from net investment income                                   0.20      0.34      0.62      0.61       0.59       0.55
    Distributions from capital gains                                       0.08      0.06      0.02        --         --         --
                                                                       --------  --------  --------  --------   --------  ---------
    Total distributions                                                    0.28      0.40      0.64      0.61       0.59       0.55
                                                                       --------  --------  --------  --------   --------  ---------
Net asset value, end of period                                         $  10.27  $  10.05  $  10.09  $   9.47   $   9.46  $   10.02
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                           5.00%     3.80%    13.63%     6.92%      0.28%      7.17%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (millions)                               $    526  $    609  $    598  $    466   $    299  $     128
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
-----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                                           0.40%     0.40%     0.37%     0.35%      0.36%      0.37%
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                                           3.90%     4.20%     6.08%     6.49%      6.08%      6.28%
-----------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements and earnings credits          0.55%     0.53%     0.47%     0.42%      0.49%      0.60%
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without waivers, reimbursements
      and earnings credits                                                 3.75%     4.07%     5.98%     6.42%      5.95%      6.05%
-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE ~ (b)                                               313%      572%      423%      531%       465%       115%
-----------------------------------------------------------------------------------------------------------------------------------

 ^^  The fund changed its fiscal year from October 31 to August 31.
  @ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the fund reorganization described in
     Note 2. Prior periods have been restated to reflect the split.
 **  Commencement of offering of class of shares.
  ^  Calculated based upon average shares outstanding.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S. Fixed Income Portfolio, in which the Fund invested all of its investable assets.

                       See notes to financial statements.

                                                                                          BOND FUND II^^
                                                               ---------------------------------------------------------------
                                                                           CLASS A                        CLASS B
                                                               -------------------------------  ------------------------------
                                                               9/1/02     11/1/01    3/2/01**   9/1/02      11/1/01   3/2/01**
                                                               THROUGH    THROUGH    THROUGH    THROUGH     THROUGH   THROUGH
PER SHARE OPERATING PERFORMANCE:                               2/28/03    8/31/02    10/31/01   2/28/03     8/31/02   10/31/01
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  41.39   $  41.01   $  39.55   $  41.30   $  40.96   $  39.55
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.67^      1.35^      1.32       0.51^      1.04^      1.12
  Net gains or losses on securities (both realized and
    unrealized)                                                    1.24       0.34       1.46       1.22       0.36       1.41
                                                               --------   --------   --------   --------   --------   --------
Total from investment operations                                   1.91       1.69       2.78       1.73       1.40       2.53
                                                               --------   --------   --------   --------   --------   --------
Less distributions:
  Dividends from net investment income                             0.68       1.31       1.32       0.52       1.06       1.12
  Distributions from capital gains                                 0.49         --         --       0.49         --         --
                                                               --------   --------   --------   --------   --------   --------
     Total distributions                                           1.17       1.31       1.32       1.01       1.06       1.12
                                                               --------   --------   --------   --------   --------   --------
Net asset value, end of period                                 $  42.13   $  41.39   $  41.01   $  42.02   $  41.30   $  40.96
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (b)                                               4.67%      4.26%      7.23%      4.24%      3.52%      6.58%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)                      $     36   $     29   $     63   $     15   $     14   $      8
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                  0.75%      0.75%      0.75%      1.50%      1.50%      1.50%
------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                  3.21%      4.02%      4.90%      2.49%      3.09%      4.22%
------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
       credits                                                     1.15%      1.10%      1.25%      1.65%      1.56%      1.75%
------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss) without waivers,
       reimbursements and earnings credits                         2.81%      3.67%      4.40%      2.34%      3.03%      3.97%
------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                                         401%       496%       319%       401%       496%       319%
------------------------------------------------------------------------------------------------------------------------------

 ^^  The fund changed its fiscal year end from October 31 to August 31.
 **  Commencement of offering of class of shares.
  ^  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b)  Not annualized for periods less than one year.
#    Short periods have been annualized.

                       See notes to financial statements.

                                                                                             BOND FUND II^^
                                                               -------------------------------------------------------------------
                                                                                                SELECT
                                                               -------------------------------------------------------------------
                                                                9/1/02   11/1/01                 YEAR ENDED                1/1/97*
                                                               THROUGH   THROUGH   --------------------------------------  THROUGH
PER SHARE OPERATING PERFORMANCE:                               2/28/03   8/31/02   10/31/01  10/31/00  10/31/99  10/31/98 10/31/97
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 41.32   $ 40.97   $ 38.02   $ 38.38   $ 41.29   $ 41.01   $ 40.34
----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                                  0.70^     1.36^     2.18      2.38      2.36      2.56      2.31
    Net gains or losses on securities (both realized
      and unrealized)                                             1.22      0.35      2.95     (0.36)    (2.37)     0.76      0.67
                                                               -------   -------   -------   -------   -------   -------   -------
    Total from investment operations                             1.92      1.71      5.13      2.02     (0.01)     3.32      2.98
                                                               -------   -------   -------   -------   -------   -------   -------
  Less distributions:
    Dividends from net investment income                          0.71      1.36      2.18      2.38      2.36      2.55      2.31
    Distributions from capital gains                              0.49        --        --        --      0.54      0.49        --
                                                               -------   -------   -------   -------   -------   -------   -------
    Total distributions                                           1.20      1.36      2.18      2.38      2.90      3.04      2.31
                                                               -------   -------   -------   -------   -------   -------   -------
Net asset value, end of period                                 $ 42.04   $ 41.32   $ 40.97   $ 38.02   $ 38.38   $ 41.29   $ 41.01
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                  4.71%     4.33%    13.87%     5.50%    (0.01%)    8.44%     7.64%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (millions)                       $   647   $   661   $   683   $   587   $   620   $   590   $   520
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                                  0.60%     0.60%     0.63%     0.69%     0.03%     0.03%     0.02%
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                                  3.39%     4.08%     5.52%     6.30%     5.97%     6.27%     6.89%
----------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements and
      earnings credits                                            0.75%     0.74%     0.75%     0.71%     0.49%     0.51%     0.49%
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without waivers,
      reimbursements and earnings credits                         3.24%     3.94%     5.40%     6.28%     5.51%     5.79%     6.42%
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                                        401%      496%      319%      157%      300%      306%      261%
----------------------------------------------------------------------------------------------------------------------------------

 ^^  The fund changed its fiscal year end from October 31 to August 31.
  *  Commencement of operations.
  ^  Calculated based upon average shares outstanding.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                       ENHANCED INCOME FUND                     FLEMING EMERGING MARKETS DEBT FUND^^
                                       -------------------- -----------------------------------------------------------------------
                                           INSTITUTIONAL                                       SELECT
                                       -------------------- -----------------------------------------------------------------------
                                          9/1/02  11/30/01*  9/1/02   8/1/02          YEAR ENDED         1/1/99    YEAR    4/17/97*
                                          THROUGH  THROUGH  THROUGH  THROUGH  -------------------------  THROUGH   ENDED   THROUGH
PER SHARE OPERATING PERFORMANCE:          2/28/03  8/31/02  2/28/03  8/31/02  7/31/02  7/31/01  7/31/00  7/31/99  12/31/98 12/31/97
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  9.98  $ 10.00  $  7.53  $  7.05  $  7.82  $  8.77  $  7.29  $  7.30  $  9.76  $ 10.00
----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)             0.12     0.18     0.33     0.05     0.77     0.88     0.95     0.49     1.15     0.58
    Net gains or losses on securities
      (both realized and unrealized)        (0.04)   (0.02)    0.84     0.49    (0.77)   (0.87)    1.42     0.02    (2.64)   (0.05)
                                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
  Total from investment operations           0.08     0.16     1.17     0.54       --     0.01     2.37     0.51    (1.49)    0.53
                                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
  Less distributions:
    Dividends from net investment income     0.12     0.18     0.36     0.06     0.77     0.96     0.89     0.52     0.97     0.60
    Distributions from capital gains           --       --       --       --       --       --       --       --       --     0.17
                                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
    Total distributions                      0.12     0.18     0.36     0.06     0.77     0.96     0.89     0.52     0.97     0.77
                                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, end of period            $  9.94  $  9.98  $  8.34  $  7.53  $  7.05  $  7.82  $  8.77  $  7.29  $  7.30  $  9.76
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                             0.78%    1.58%   15.93%    7.69%   (0.67%)  (0.17%)  34.12%    7.27%  (15.93%)   5.47%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (millions)  $   377  $   300  $    59  $    41  $    35  $    35  $    20  $    26  $    19  $    12
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                             0.20%    0.20%    1.25%    1.25%    1.25%    1.25%    1.25%    1.25%    1.25%    1.25%
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)             2.36%    2.40%    8.95%    9.86%    9.59%   11.20%   11.01%   12.28%   10.05%    9.71%
----------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers,
      reimbursements and earnings credits    0.57%    0.68%    1.51%    1.30%    1.54%    1.92%    1.95%    2.51%    2.09%    2.40%
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers, reimbursements and
      earnings credits                       1.99%    1.92%    8.69%    9.81%    9.30%   10.53%   10.31%   11.02%    9.21%    8.56%
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                   107%     120%      55%      12%     110%~    141%~    295%~    555%~    791%~    182%~
----------------------------------------------------------------------------------------------------------------------------------

 ^^  The fund changed its fiscal year end from July 31 to August 31.
  *  Commencement of operations.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of Emerging Markets Debt Portfolio, in which the fund invested all of its investable assets.

                       See notes to financial statements.

                                                                                 GLOBAL STRATEGIC INCOME FUND^^
                                                                ---------------------------------------------------------------
                                                                            CLASS A                         CLASS B
                                                                ------------------------------   ------------------------------
                                                                9/1/02    11/1/01    9/10/01**   9/1/02    11/1/01    9/10/01**
                                                                THROUGH   THROUGH    THROUGH     THROUGH   THROUGH    THROUGH
PER SHARE OPERATING PERFORMANCE:                                2/28/03   8/31/02    10/31/01    2/28/03   8/31/02    10/31/01
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  8.64   $  8.91     $    9.13   $  8.59   $  8.91     $    9.13
---------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                  0.22      0.55          0.09^     0.20      0.48          0.08^
     Net gains or losses on securities (both realized and
       unrealized)                                                 0.26     (0.33)        (0.22)     0.26     (0.46)        (0.22)
                                                                -------   -------     ---------   -------   -------     ---------
     Total from investment operations                              0.48      0.22         (0.13)     0.46      0.02         (0.14)
                                                                -------   -------     ---------   -------   -------     ---------
   Less distributions:
     Dividends from net investment income                          0.22      0.47          0.09      0.20      0.32          0.08
     Tax return of capital                                           --      0.02            --        --      0.02            --
                                                                -------   -------     ---------   -------   -------     ---------
     Total distributions                                           0.22      0.49          0.09      0.20      0.34          0.08
                                                                -------   -------     ---------   -------   -------     ---------
Net asset value, end of period                                  $  8.90   $  8.64     $    8.91   $  8.85   $  8.59     $    8.91
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (b)                                               5.64%     2.54%        (2.30%)    5.42%     0.27%        (2.41%)
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)                       $    --+  $    --+    $      --+  $    --+  $    --+    $      --+
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
---------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                  1.25%     1.25%         1.25%     1.75%     1.75%         1.75%
---------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                  5.02%     6.20%         6.99%     4.60%     5.19%         6.50%
---------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
       credits                                                    11.13%    35.90%!!      11.01%    11.64%    23.23%!!      11.51%
---------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss) without waivers,
       reimbursements and earnings
       credits                                                    (4.86%)  (28.45%)!!     (2.77%)   (5.29%)  (16.29%)!!     (3.26%)
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                                         134%      178%          107%      134%      178%          107%
---------------------------------------------------------------------------------------------------------------------------------

 ^^  The fund changed its fiscal year end from October 31 to August 31.
 **  Commencement of offering of class of shares.
  ^  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b)  Not annualized for periods less than one year.
  +  Amount rounds to less than one million.
  #  Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                       See notes to financial statements.

                                                                              GLOBAL STRATEGIC INCOME FUND^^
                                                         ------------------------------------------------------------------------
                                                                                     INSTITUTIONAL
                                                         ------------------------------------------------------------------------
                                                          9/1/02   11/1/01                 YEAR ENDED                    3/17/97*
                                                         THROUGH   THROUGH   -----------------------------------------   THROUGH
PER SHARE OPERATING PERFORMANCE:                         2/28/03   8/31/02   10/31/01   10/31/00   10/31/99   10/31/98   10/31/97
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  8.65   $  8.95   $   9.29   $   9.35   $   9.72   $  10.16   $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                           0.24      0.47       0.69^      0.88       0.62       0.75       0.46
     Net gains or losses on securities (both realized
       and unrealized)                                      0.27     (0.30)     (0.16)     (0.25)     (0.37)     (0.45)      0.15
                                                         -------   -------   --------   --------   --------   --------   --------
     Total from investment operations                       0.51      0.17       0.53       0.63       0.25       0.30       0.61
                                                         -------   -------   --------   --------   --------   --------   --------
   Less distributions:
     Dividends from net investment income                   0.25      0.45       0.87       0.69       0.62       0.70       0.45
     Distributions from capital gains                         --        --         --         --         --       0.02         --
     Tax return of capital                                    --      0.02         --         --         --       0.02         --
                                                         -------   -------   --------   --------   --------   --------   --------
     Total distributions                                    0.25      0.47       0.87       0.69       0.62       0.74       0.45
                                                         -------   -------   --------   --------   --------   --------   --------
Net asset value, end of period                           $  8.91   $  8.65   $   8.95   $   9.29   $   9.35   $   9.72   $  10.16
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                            5.95%     1.92%      5.86%      6.93%      2.62%      2.91%      6.15%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)                $   126   $   135   $    143   $    163   $    183   $    224   $    105
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
---------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                           0.65%     0.65%      0.65%      0.65%      0.65%      0.65%      0.65%
---------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                           5.66%     6.44%      7.50%      7.36%      6.70%      6.59%      7.12%
---------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and
       earnings credits                                     0.93%     0.98%      0.80%      0.80%      0.78%      0.83%      1.18%
---------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss) without waivers,
       reimbursements and earnings credits                  5.38%     6.11%      7.35%      7.21%      5.29%      6.41%      6.59%
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE ~ (b)                                134%      178%       107%       266%       318%       368%       212%
---------------------------------------------------------------------------------------------------------------------------------

 ^^  The fund changed its fiscal year end from October 31 to August 31.
  *  Commencement of operations.
 ^   Calculated based upon average shares outstanding.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The Global Strategic Income Portfolio, in which the Fund invested all of its investable assets.

                       See notes to financial statements.

                                                                                    GLOBAL STRATEGIC INCOME FUND^^
                                                                        --------------------------------------------------------
                                                                                              SELECT@
                                                                        --------------------------------------------------------
                                                                        9/1/02   11/1/01           YEAR ENDED          11/5/97**
                                                                        THROUGH  THROUGH  ---------------------------   THROUGH
PER SHARE OPERATING PERFORMANCE:                                        2/28/03  8/31/02  10/31/01  10/31/00 10/31/99  10/31/98
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $  8.65  $  8.95  $   9.42  $   9.47  $  9.84  $   10.28
--------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                          0.24     0.45      0.67^     0.87     0.60       0.70
     Net gains or losses on securities (both realized and unrealized)      0.25    (0.31)    (0.38)    (0.26)   (0.38)     (0.49)
                                                                        -------  -------  --------  --------  -------  ---------
     Total from investment operations                                      0.49     0.14      0.29      0.61     0.22       0.21
                                                                        -------  -------  --------  --------  -------  ---------
   Less distributions:
     Dividends from net investment income                                  0.23     0.42      0.76      0.66     0.59       0.63
     Distributions from capital gains                                        --       --        --        --       --       0.02
     Tax return of capital                                                   --     0.02        --        --       --         --
                                                                        -------  -------  --------  --------  -------  ---------
     Total distributions                                                   0.23     0.44      0.76      0.66     0.59       0.65
                                                                        -------  -------  --------  --------  -------  ---------
Net asset value, end of period                                          $  8.91  $  8.65  $   8.95  $   9.42  $  9.47  $    9.84
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                           5.77%    1.61%     5.46%     6.57%    2.26%      1.97%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)                               $     4  $     5  $      5  $      7  $     9  $      10
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
--------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                          1.00%    1.00%     1.00%     1.00%    1.00%      1.00%
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                          5.32%    6.08%     7.32%     7.05%    6.35%      6.24%
--------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits         1.43%    1.48%     2.63%     2.50%    1.54%      1.89%
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss) without waivers, reimbursements
       and earnings credits                                                4.89%    5.60%     5.69%     5.55%    5.81%      5.35%
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE ~ (b)                                               134%     178%      107%      266%     318%       368%
--------------------------------------------------------------------------------------------------------------------------------

 ^^  The fund changed its fiscal year end from October 31 to August 31.
  @ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the Fund reorganization described in
     Note 2. Prior periods have been restated to reflect the split.
 **  Commencement of offering of class of shares.
  ^  Calculated based upon average shares outstanding.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The Global Strategic Income Portfolio, in which the Fund invested all of its investable assets.

                       See notes to financial statements.

                                                                             INTERMEDIATE BOND FUND^^
                                         ------------------------------------------------------------------------------------------
                                                   CLASS A                                      SELECT
                                         --------------------------- --------------------------------------------------------------
                                          9/1/02  11/1/01  2/16/01** 9/1/02   11/1/01               YEAR ENDED              1/1/97*
                                         THROUGH  THROUGH  THROUGH   THROUGH  THROUGH  -----------------------------------  THROUGH
PER SHARE OPERATING PERFORMANCE:         2/28/03  8/31/02  10/31/01  2/28/03  8/31/02  10/31/01 10/31/00 10/31/99 10/31/98  10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 10.59  $ 10.48   $ 10.03  $ 10.59  $ 10.49   $  9.66  $  9.69  $ 10.36  $ 10.19  $ 10.09
----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)            0.16     0.32      0.35     0.16     0.33      0.53     0.55     0.55     0.62     0.55
    Net gains or losses on securities
      (both realized and unrealized)        0.30     0.11      0.45     0.31     0.10      0.83    (0.03)   (0.52)    0.17     0.10
                                         -------  -------   -------  -------  -------   -------  -------  -------  -------  -------
    Total from investment operations        0.46     0.43      0.80     0.47     0.43      1.36     0.52     0.03     0.79     0.65
                                         -------  -------   -------  -------  -------   -------  -------  -------  -------  -------
  Less distributions:
    Dividends from net investment
      income                                0.16     0.32      0.35     0.16     0.33      0.53     0.55     0.55     0.62     0.55
    Distributions from capital gains        0.34       --        --     0.34       --        --       --     0.15       --       --
                                         -------  -------   -------  -------  -------   -------  -------  -------  -------  -------
    Total distributions                     0.50     0.32      0.35     0.50     0.33      0.53     0.55     0.70     0.62     0.55
                                         -------  -------   -------  -------  -------   -------  -------  -------  -------  -------
Net asset value, end of period           $ 10.55  $ 10.59   $ 10.48  $ 10.56  $ 10.59   $ 10.49  $  9.66  $  9.69  $ 10.36  $ 10.19
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (b)                        4.39%    4.19%     8.19%    4.57%    4.23%    14.48%    5.61%    0.33%    7.98%    6.71%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period
      (millions)                         $     4  $     5   $     4  $   544  $   569   $   500  $   387  $   376  $   353  $   319
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
-----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                            0.90%    0.90%     0.90%    0.74%    0.74%     0.75%    0.70%    0.04%    0.04%    0.06%
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)            2.97%    3.63%     4.95%    3.14%    3.83%     5.29%    5.78%    5.55%    6.16%    6.67%
-----------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers,
      reimbursements and earnings
        credits                             1.31%    1.34%     1.43%    0.74%    0.74%     0.77%    0.72%    0.50%    0.52%    0.54%
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)
      without waivers, reimbursements
      and earnings credits                  2.56%    3.19%     4.42%    3.14%    3.83%     5.27%    5.76%    5.09%    5.68%    6.19%
-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                  403%     500%      238%     403%     500%      238%     110%     123%     168%     193%
-----------------------------------------------------------------------------------------------------------------------------------

 ^^  The fund changed its fiscal year end from October 31 to August 31.
 **  Commencement of offering of class of shares.
  *  Commencement of operations.
(1)  Total return figures do not include the effect of any front-end sales load.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                           SHORT TERM BOND FUND^^
                                         ------------------------------------------------------------------------------------------
                                                   CLASS A                                    INSTITUTIONAL
                                         --------------------------- --------------------------------------------------------------
                                          9/1/02  11/1/01  9/10/01** 9/1/02   11/1/01                 YEAR ENDED
                                         THROUGH  THROUGH  THROUGH   THROUGH  THROUGH  --------------------------------------------
PER SHARE OPERATING PERFORMANCE:         2/28/03  8/31/02  10/31/01  2/28/03  8/31/02  10/31/01 10/31/00 10/31/99 10/31/98 10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 10.03  $ 10.01   $  9.87  $ 10.05  $ 10.03   $  9.58  $  9.67  $  9.96  $  9.84  $  9.85
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)            0.12     0.27      0.05^    0.14     0.29      0.54^    0.60     0.58     0.59     0.61
    Net gains or losses on securities
      (both realized and unrealized)        0.10     0.05      0.15     0.11     0.06      0.46    (0.08)   (0.29)    0.12    (0.01)
                                         -------  -------   -------  -------  -------   -------  -------  -------  -------  -------
    Total from investment operations        0.22     0.32      0.20     0.25     0.35      1.00     0.52     0.29     0.71     0.60
                                         -------  -------   -------  -------  -------   -------  -------  -------  -------  -------
  Less distributions:
    Dividends from net investment
      income                                0.12     0.26      0.06     0.15     0.29      0.55     0.61     0.54     0.59     0.61
    Distributions from capital gains        0.14     0.04        --     0.14     0.04        --       --     0.04       --       --
                                         -------  -------   -------  -------  -------   -------  -------  -------  -------  -------
    Total distributions                     0.26     0.30      0.06     0.29     0.33      0.55     0.61     0.58     0.59     0.61
                                         -------  -------   -------  -------  -------   -------  -------  -------  -------  -------
Net asset value, end of period           $  9.99  $ 10.03   $ 10.01  $ 10.01  $ 10.05   $ 10.03  $  9.58  $  9.67  $  9.96  $  9.84
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (b)                        2.26%    3.18%     2.01%    2.48%    3.55%    10.70%    5.49%    3.03%    7.40%    6.24%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period
      (millions)                         $    12  $    10   $     2  $   748  $   618   $   697  $   415  $   354  $   233  $    27
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
-----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                            0.75%    0.75%     0.75%    0.30%    0.30%     0.30%    0.30%    0.29%    0.25%    0.25%
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)            2.34%    3.01%     3.62%    2.81%    3.53%     5.52%    6.30%    5.51%    5.84%    6.19%
-----------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers,
      reimbursements and earnings
      credits                               1.10%    1.00%    10.76%    0.54%    0.54%     0.48%    0.47%    0.51%    0.62%    0.96%
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)
      without waivers, reimbursements
      and earnings credits                  1.99%    2.76%    (6.39%)   2.57%    3.29%     5.34%    6.13%    5.29%    5.47%    5.48%
-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE ~ (b)                164%     215%      160%     164%     215%      160%     271%     398%     381%     219%
-----------------------------------------------------------------------------------------------------------------------------------

 ^^  The fund changed its fiscal year from October 31 to August 31.
 **  Commencement of offering of class of shares.
  ^  Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any front-end sales load.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
  ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The Short Term Bond Portfolio, in which the Fund invested all of its investable assets.

                       See notes to financial statements.

                                                                                      SHORT TERM BOND FUND^^
                                                             --------------------------------------------------------------------
                                                                                            SELECT@
                                                             --------------------------------------------------------------------
                                                             9/1/02    11/1/01                   YEAR ENDED
                                                             THROUGH   THROUGH   ------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                             2/28/03   8/31/02   10/31/01  10/31/00  10/31/99  10/31/98  10/31/97
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 10.04   $ 10.03    $  9.61   $  9.70   $ 10.00   $  9.87   $  9.88
---------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                               0.13      0.28       0.51^     0.58      0.57      0.56      0.58
     Net gains or losses on securities (both realized
       and unrealized)                                          0.10      0.04       0.46     (0.09)    (0.31)     0.13     (0.01)
                                                             -------   -------    -------   -------   -------   -------   -------
     Total from investment operations                           0.23      0.32       0.97      0.49      0.26      0.69      0.57
                                                             -------   -------    -------   -------   -------   -------   -------
   Less distributions:
     Dividends from net investment income                       0.13      0.27       0.55      0.58      0.51      0.56      0.58
     Distributions from capital gains                           0.14      0.04         --        --      0.05        --        --
                                                             -------   -------    -------   -------   -------   -------   -------
     Total distributions                                        0.27      0.31       0.55      0.58      0.56      0.56      0.58
                                                             -------   -------    -------   -------   -------   -------   -------
Net asset value, end of period                               $ 10.00   $ 10.04    $ 10.03   $  9.61   $  9.70   $ 10.00   $  9.87
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                2.35%     3.21%     10.39%     5.19%     2.70%     7.24%     5.98%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)                    $   163   $   122    $    67   $    38   $    39   $    31   $    15
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
---------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                               0.56%     0.57%      0.60%     0.60%     0.57%     0.50%     0.50%
---------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                               2.56%     3.22%      5.22%     6.00%     5.24%     5.66%     5.94%
---------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
       and earnings credits                                     0.71%     0.72%      0.82%     0.82%     0.80%     0.98%     1.38%
---------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss) without waivers,
       reimbursements and earnings credits                      2.41%     3.07%      5.00%     5.78%     5.01%     5.18%     5.06%
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE ~ (b)                                    164%      215%       160%      271%      398%      381%      219%
---------------------------------------------------------------------------------------------------------------------------------

 ^^  The fund changed its fiscal year from October 31 to August 31.
 @ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the fund reorganization described in
     Note 2. Prior periods have been restated to reflect the split.
 ^   Calculated based upon average shares outstanding.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
 ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The Short Term Bond Portfolio, in which the Fund invested all of its investable assets.

                       See notes to financial statements.

                                                                                      SHORT-TERM BOND FUND II^^
                                                                      --------------------------------------------------------
                                                                                               CLASS A
                                                                      --------------------------------------------------------
                                                                        9/1/02   11/1/01              YEAR ENDED
                                                                        THROUGH  THROUGH  ------------------------------------
PER SHARE OPERATING PERFORMANCE:                                        2/28/03  8/31/02  10/31/01 10/31/00  10/31/99 10/31/98
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $ 10.33  $ 10.38   $  9.89   $ 9.94   $ 10.14  $ 10.10
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                             0.11^    0.25      0.43^    0.56      0.46     0.53
  Net gains or losses on securities
    (both realized and unrealized)                                         0.11     0.06      0.53    (0.05)    (0.20)    0.02
                                                                        -------  -------   -------  -------   -------  -------
     Total from investment operations                                      0.22     0.31      0.96     0.51      0.26     0.55
                                                                        -------  -------   -------  -------   -------  -------
  Less distributions:
     Dividends from net investment income                                  0.12     0.25      0.47     0.56      0.46     0.51
     Distributions from capital gains                                      0.05     0.11        --       --        --       --
                                                                        -------  -------   -------  -------   -------  -------
     Total distributions                                                   0.17     0.36      0.47     0.56      0.46     0.51
                                                                        -------  -------   -------  -------   -------  -------
Net asset value, end of period                                          $ 10.38  $ 10.33   $ 10.38  $  9.89   $  9.94  $ 10.14
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (b)                                                       2.14%    3.06%     9.95%    5.27%     2.64%    5.58%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (millions)                                $   102  $    70   $    52  $    19   $    22  $    19
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                                           0.75%    0.75%     0.75%    0.75%     0.75%    0.76%
------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                                           2.18%    2.66%     4.25%    5.68%     4.58%    5.28%
------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements
      and earnings credits                                                 0.96%    1.00%     1.15%    1.37%     1.37%    1.44%
------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss) without
       waivers, reimbursements and
       earnings credits                                                    1.97%    2.41%     3.85%    5.06%     3.96%    4.60%
------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                                                 105%     192%      315%     139%      302%     439%
------------------------------------------------------------------------------------------------------------------------------

                                                                                     SHORT-TERM BOND FUND II^^
                                                                      --------------------------------------------------------
                                                                        CLASS A                      Class M
                                                                      ----------  --------------------------------------------
                                                                                  9/1/02   11/1/01      YEAR ENDED    7/1/99**
                                                                                  THROUGH  THROUGH  ----------------- THROUGH
PER SHARE OPERATING PERFORMANCE:                                        10/31/97  2/28/03  8/31/02  10/31/01 10/31/00 10/31/99
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $ 10.10  $ 10.33  $ 10.37   $  9.89  $  9.94  $  9.98
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                                            0.58     0.10^    0.23      0.35^    0.54     0.16
    Net gains or losses on securities
    (both realized and unrealized)                                            --     0.11     0.06      0.58    (0.05)   (0.04)
                                                                         -------  -------  -------   -------  -------  -------
    Total from investment operations                                        0.58     0.21     0.29      0.93     0.49     0.12
                                                                         -------  -------  -------   -------  -------  -------
  Less distributions:
    Dividends from net investment income                                    0.58     0.11     0.22      0.45     0.54     0.16
    Distributions from capital gains                                          --     0.05     0.11        --       --       --
                                                                         -------  -------  -------   -------  -------  -------
    Total distributions                                                     0.58     0.16     0.33      0.45     0.54     0.16
                                                                         -------  -------  -------   -------  -------  -------
Net asset value, end of period                                           $ 10.10  $ 10.38  $ 10.33   $ 10.37  $  9.89  $  9.94
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (b)                                                        5.91%    2.02%    2.92%     9.63%    5.04%    1.26%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (millions)                                   $    10  $ 1,310  $ 1,127   $   689  $    13  $     3
------------------------------------------------------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS: #
------------------------------------------------------------------------------------------------------------------------------
  Net expenses                                                              0.75%    1.00%    1.00%     1.00%    0.99%    0.97%
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                              5.76%    1.94%    2.41%     3.45%    5.51%    4.72%
------------------------------------------------------------------------------------------------------------------------------
  Expenses without waivers, reimbursements
    and earnings credits                                                    1.31%    1.03%    1.03%     1.11%    1.73%    1.41%
------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without
     waivers, reimbursements and
     earnings credits                                                       5.20%    1.91%    2.38%     3.34%    4.77%    4.28%
------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                                                  471%     105%     192%      315%     139%     302%
------------------------------------------------------------------------------------------------------------------------------

 ^^  The fund changed its fiscal year end from October 31 to August 31.
 **  Commencement of offering of class of shares.
  ^  Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any front-end sales load.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                                    SHORT-TERM BOND FUND II^^
                                                             --------------------------------------------------------------------
                                                                                             SELECT
                                                             --------------------------------------------------------------------
                                                             9/1/02    11/1/01                   YEAR ENDED
                                                             THROUGH   THROUGH  -------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                             2/28/03   8/31/02   10/31/01  10/31/00  10/31/99  10/31/98  10/31/97
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 10.35   $ 10.40    $  9.90   $  9.95   $ 10.15   $ 10.11   $ 10.12
---------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                                 0.12^     0.26       0.42^     0.59      0.49      0.57      0.62
   Net gains or losses on securities (both realized and
     unrealized)                                                0.11      0.07       0.57     (0.05)    (0.20)     0.02     (0.01)
                                                             -------   -------    -------   -------   -------   -------   -------
   Total from investment operations                             0.23      0.33       0.99      0.54      0.29      0.59      0.61
                                                             -------   -------    -------   -------   -------   -------   -------
  Less distributions:
   Dividends from net investment income                         0.13      0.27       0.49      0.59      0.49      0.55      0.62
   Distributions from capital gains                             0.05      0.11         --        --        --        --        --
                                                             -------   -------    -------   -------   -------   -------   -------
   Total distributions                                          0.18      0.38       0.49      0.59      0.49      0.55      0.62
                                                             -------   -------    -------   -------   -------   -------   -------
Net asset value, end of period                               $ 10.40   $ 10.35    $ 10.40   $  9.90   $  9.95   $ 10.15   $ 10.11
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                2.26%     3.30%     10.29%     5.56%     2.97%     6.03%     6.23%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)                      $   178   $   144    $   144   $    21   $    28   $    31   $    38
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
---------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                 0.50%     0.50%      0.50%     0.45%     0.42%     0.42%     0.42%
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                 2.44%     2.91%      4.15%     5.99%     4.89%     5.68%     6.08%
---------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings
     credits                                                    0.70%     0.70%      0.77%     1.02%     1.02%     1.04%     0.93%
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers,
     reimbursements and earnings credits                        2.24%     2.71%      3.88%     5.42%     4.29%     5.06%     5.57%
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                                      105%      192%       315%      139%      302%      439%      471%
---------------------------------------------------------------------------------------------------------------------------------

 ^^  The fund changed its fiscal year end from October 31 to August 31.
  ^  Calculated based upon average shares outstanding.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                        STRATEGIC INCOME FUND^^
                                      --------------------------------------------------------------------------------------------
                                                     CLASS A                                    CLASS B
                                      ---------------------------------------------- ----------------------------------------------
                                      9/1/02   11/1/01     YEAR ENDED      11/30/98* 9/1/02   11/1/01     YEAR ENDED      11/30/98*
                                      THROUGH  THROUGH  -----------------   THROUGH  THROUGH  THROUGH  -----------------  THROUGH
PER SHARE OPERATING PERFORMANCE:      2/28/03  8/31/02  10/31/01 10/31/00  10/31/99  2/28/03  8/31/02  10/31/01 10/31/00  10/31/99
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $  8.55  $  8.85   $  9.05  $  9.59   $ 10.00  $  8.56  $  8.85   $  9.05  $  9.59   $ 10.00
----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)          0.24^    0.41      0.62     0.78      0.72     0.23^    0.38      0.57     0.74      0.71
   Net gains or losses on securities
     (both realized and unrealized)      0.29    (0.31)    (0.20)   (0.53)    (0.41)    0.26    (0.31)    (0.20)   (0.53)    (0.41)
                                      -------  -------   -------  -------   -------  -------  -------   -------  -------   -------
   Total from investment operations      0.53     0.10      0.42     0.25      0.31     0.49     0.07      0.37     0.21      0.30
                                      -------  -------   -------  -------   -------  -------  -------   -------  -------   -------
  Less distributions:
   Dividends from net investment
     income                              0.25     0.38      0.60     0.78      0.72     0.22     0.34      0.55     0.74      0.71
   Tax return of capital                   --     0.02      0.02     0.01        --       --     0.02      0.02     0.01        --
                                      -------  -------   -------  -------   -------  -------  -------   -------  -------   -------
   Total distributions                   0.25     0.40      0.62     0.79      0.72     0.22     0.36      0.57     0.75      0.71
                                      -------  -------   -------  -------   -------  -------  -------   -------  -------   -------
Net asset value, end of period        $  8.83  $  8.55   $  8.85  $  9.05   $  9.59  $  8.83  $  8.56   $  8.85  $  9.05   $  9.59
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (b)                     6.23%    1.10%     4.73%    2.59%     3.23%    5.85%    0.76%     4.20%    2.17%     3.13%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period
     (millions)                       $     3  $     3   $     2  $     2   $     3  $     8  $     7   $     8  $     8   $     5
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
----------------------------------------------------------------------------------------------------------------------------------
   Net expenses                          1.25%    1.25%     1.25%    1.11%     0.15%    1.75%    1.75%     1.75%    1.53%     0.17%
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)          5.83%    5.74%     6.81%    7.84%     8.38%    5.33%    5.28%     6.35%    7.42%     8.40%
----------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
     reimbursements and earnings
     credits                             2.79%    3.13%     2.75%    2.43%     3.59%    3.29%    3.63%     3.25%    3.06%     3.98%
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)
     without waivers, reimbursements
     and earnings credits                 4.29%    3.86%    5.31%    6.52%     4.94%    3.79%    3.40%     4.85%    5.89%     4.59%
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                60%     176%      174%     113%      136%      60%     176%      174%     113%      136%
----------------------------------------------------------------------------------------------------------------------------------

^^  The fund changed its fiscal year end from October 31 to August 31.
*   Commencement of operations.
^   Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b) Not annualized for periods less than one year.
#   Short periods have been annualized.

                       See notes to financial statements.

                                                                             STRATEGIC INCOME FUND^^
                                                     ---------------------------------------------------------------------
                                                                                    CLASS C
                                                     ---------------------------------------------------------------------
                                                        9/1/02       11/1/01              YEAR ENDED            11/30/98*
                                                       THROUGH       THROUGH       -----------------------       THROUGH
PER SHARE OPERATING PERFORMANCE:                       2/28/03       8/31/02       10/31/01       10/31/00       10/31/99
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     8.56    $     8.85     $     9.05     $     9.59     $    10.00
--------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                           0.24^         0.38           0.57           0.74           0.71
    Net gains or losses on securities
      (both realized and unrealized)                       0.26         (0.31)         (0.20)         (0.53)         (0.41)
                                                     ----------    ----------     ----------     ----------     ----------
   Total from investment operations                        0.50          0.07           0.37           0.21           0.30
                                                     ----------    ----------     ----------     ----------     ----------
  Less distributions:
    Dividends from net investment income                   0.22          0.34           0.55           0.74           0.71
    Tax return of capital                                    --          0.02           0.02           0.01             --
                                                     ----------    ----------     ----------     ----------     ----------
    Total distributions                                    0.22          0.36           0.57           0.75           0.71
                                                     ----------    ----------     ----------     ----------     ----------
Net asset value, end of period                       $     8.84    $     8.56     $     8.85     $     9.05     $     9.59
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (b)                                       5.96%         0.78%          4.21%          2.15%          3.12%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (millions)             $        2    $        3     $        3     $        2     $        4
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
--------------------------------------------------------------------------------------------------------------------------
    Net expenses                                           1.75%         1.75%          1.75%          1.49%          0.17%
--------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                           5.34%         5.24%          6.33%          7.46%          8.40%
--------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers,
      reimbursements and earnings credits                  3.31%         3.63%          3.25%          2.89%          3.98%
--------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers, reimbursements and earnings
      credits                                              3.78%         3.36%          4.83%          6.06%          4.59%
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                                  60%          176%           174%           113%           136%
--------------------------------------------------------------------------------------------------------------------------

                                                                            STRATEGIC INCOME FUND^^
                                                     ---------------------------------------------------------------------
                                                                                    CLASS M
                                                     ---------------------------------------------------------------------
                                                       9/1/02       11/1/01              YEAR ENDED             10/28/99**
                                                      THROUGH       THROUGH        -----------------------        THROUGH
PER SHARE OPERATING PERFORMANCE:                      2/28/03       8/31/02        10/31/01       10/31/00       10/31/99
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     8.54    $     8.83     $     9.03     $     9.59     $     9.64
--------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                           0.25^         0.40           0.60           0.75           0.07
    Net gains or losses on securities
      (both realized and unrealized)                       0.27         (0.31)         (0.20)         (0.55)         (0.05)
                                                     ----------    ----------     ----------     ----------     ----------
    Total from investment operations                       0.52          0.09           0.40           0.20           0.02
                                                     ----------    ----------     ----------     ----------     ----------
  Less distributions:
    Dividends from net investment income                   0.24          0.36           0.58           0.75           0.07
    Tax return of capital                                    --          0.02           0.02           0.01             --
                                                     ----------    ----------     ----------     ----------     ----------
    Total distributions                                    0.24          0.38           0.60           0.76           0.07
                                                     ----------    ----------     ----------     ----------     ----------
Net asset value, end of period                       $     8.82    $     8.54     $     8.83     $     9.03     $     9.59
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (b)                                       6.14%         1.03%          4.50%          2.10%          0.16%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)              $        8    $        8     $       10     $       16     $       12
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
--------------------------------------------------------------------------------------------------------------------------
   Net expenses                                            1.45%         1.45%          1.45%          1.43%          0.17%
--------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                            5.64%         5.52%          6.69%          7.52%          4.56%
--------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
     reimbursements and earnings credits                   2.80%         3.05%          2.55%          2.54%          3.73%
--------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without
     waivers, reimbursements and earnings
     credits                                               4.29%         3.92%          5.59%          6.41%          1.00%
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                                  60%          176%           174%           113%           136%
--------------------------------------------------------------------------------------------------------------------------

 ^^  The fund changed its fiscal year end from October 31 to August 31.
 **  Commencement of offering of class of shares.
  *  Commencement of operations.
  ^  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                                  U.S. TREASURY INCOME FUND^^
                                                            --------------------------------------------------------------------
                                                                                            CLASS A
                                                            --------------------------------------------------------------------
                                                            9/1/02    11/1/01                    YEAR ENDED
                                                            THROUGH   THROUGH  -------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                            2/28/03   8/31/02  10/31/01  10/31/00  10/31/99   10/31/98  10/31/97
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 11.83   $ 11.77  $  10.77  $  10.67  $  11.66  $   11.26  $  11.13
--------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                              0.22^     0.38      0.53      0.68      0.71       0.75      0.66
     Net gains or losses on securities (both realized and
       unrealized)                                             0.29      0.05      1.01      0.10     (0.99)      0.40      0.13
                                                            -------   -------  --------  --------  --------  ---------  --------
     Total from investment operations                          0.51      0.43      1.54      0.78     (0.28)      1.15      0.79
                                                            -------   -------  --------  --------  --------  ---------  --------
   Less distributions:
     Dividends from net investment income                      0.23      0.37      0.54      0.68      0.71       0.75      0.66
                                                            -------   -------  --------  --------  --------  ---------  --------
Net asset value, end of period                              $ 12.11   $ 11.83  $  11.77  $  10.77  $  10.67  $   11.66  $  11.26
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (b)                                           4.33%     3.80%    14.72%     7.63%    (2.41)%    10.59%     7.35%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)                   $    52   $    44   $    46   $    41   $    69    $    63   $    85
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
--------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                              0.75%     0.75%     0.75%     0.75%     0.75%      0.79%     0.90%
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                              3.80%     3.87%     4.74%     6.45%     6.40%      6.53%     5.97%
--------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and
       earnings credits                                        1.31%     1.32%     1.35%     1.30%     1.32%      1.30%     1.21%
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss) without waivers,
       reimbursements and earnings credits                     3.24%     3.30%     4.14%     5.90%     5.83%      6.02%     5.66%
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                                      61%      228%      134%       29%       59%        75%      179%
--------------------------------------------------------------------------------------------------------------------------------

 ^^  The fund changed its fiscal year end from October 31 to August 31.
  ^  Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any front-end sales load.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                    U.S. TREASURY INCOME FUND^^
                                          ---------------------------------------------------------------------------------
                                                                               CLASS B
                                          ---------------------------------------------------------------------------------
                                          9/1/02      11/1/01                        YEAR ENDED
                                          THROUGH     THROUGH     ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:          2/28/03     8/31/02     10/31/01    10/31/00    10/31/99     10/31/98    10/31/97
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  11.81    $  11.75    $  10.75    $  10.67    $  11.66     $  11.25    $  11.11
---------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)               0.17^       0.28        0.43        0.59        0.61         0.65        0.58
   Net gains or losses on securities
     (both realized and unrealized)           0.29        0.06        1.01        0.08       (0.99)        0.41        0.13
                                          --------    --------    --------    --------    --------     --------    --------
   Total from investment operations           0.46        0.34        1.44        0.67       (0.38)        1.06        0.71
                                          --------    --------    --------    --------    --------     --------    --------
  Less distributions:
   Dividends from net investment income       0.18        0.28        0.44        0.59        0.61         0.65        0.57
                                          --------    --------    --------    --------    --------     --------    --------
Net asset value, end of period            $  12.09    $  11.81    $  11.75    $  10.75    $  10.67     $  11.66    $  11.25
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (b)                          3.88%       3.04%      13.74%       6.49%      (3.27)%       9.68%       6.56%
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)   $     23    $     21    $     20    $     16    $     16     $     14    $     11
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
---------------------------------------------------------------------------------------------------------------------------
   Net expenses                               1.64%       1.64%       1.64%       1.64%       1.64%        1.64%       1.64%
---------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)               2.92%       2.99%       3.84%       5.56%       5.51%        5.69%       5.24%
---------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
    reimbursements and earnings credits       1.81%       1.82%       1.85%       1.80%       1.82%        1.79%       1.71%
---------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without
     waivers, reimbursements and
     earnings credits                         2.75%       2.81%       3.63%       5.40%       5.33%        5.54%       5.17%
---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                     61%        228%        134%         29%         59%          75%        179%
---------------------------------------------------------------------------------------------------------------------------

                                            U.S. TREASURY INCOME FUND^^
                                          --------------------------------
                                                       SELECT
                                          --------------------------------
                                           9/1/02      11/1/01    2/16/01**
                                           THROUGH     THROUGH     THROUGH
PER SHARE OPERATING PERFORMANCE:           2/28/03     8/31/02    10/31/01
--------------------------------------------------------------------------
Net asset value, beginning of period      $  11.83    $  11.77    $  11.10
--------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)               0.24^       0.39        0.37
   Net gains or losses on securities
     (both realized and unrealized)           0.28        0.06        0.66
                                          --------    --------    --------
   Total from investment operations           0.52        0.45        1.03
                                          --------    --------    --------
  Less distributions:
   Dividends from net investment income       0.24        0.39        0.36
                                          --------    --------    --------
Net asset value, end of period            $  12.11    $  11.83    $  11.77
--------------------------------------------------------------------------
TOTAL RETURN (1) (b)                          4.43%       3.97%       9.52%
==========================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------
   Net assets, end of period (millions)   $     78    $     78    $     76
--------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
--------------------------------------------------------------------------
   Net expenses                               0.55%       0.55%       0.55%
--------------------------------------------------------------------------
   Net investment income (loss)               4.00%       4.07%       4.73%
--------------------------------------------------------------------------
   Expenses without waivers,
    reimbursements and earnings credits       0.84%       0.86%       0.98%
--------------------------------------------------------------------------
   Net investment income (loss) without
     waivers, reimbursements and
     earnings credits                         3.71%       3.76%       4.30%
--------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                     61%        228%        134%
--------------------------------------------------------------------------

 ^^  The fund changed its fiscal year end from October 31 to August 31.
 **  Commencement of offering of class of shares.
  ^  Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

     JPMORGAN FUNDS
     REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of Mutual Fund Group, J.P. Morgan Institutional Funds, Mutual Fund Select Group, J.P. Morgan Series Trust and J.P. Morgan Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of JPMorgan Bond Fund, JPMorgan Bond Fund II, JPMorgan Enhanced Income Fund, JPMorgan Fleming Emerging Markets Debt Fund, JPMorgan Global Strategic Income Fund, JPMorgan Intermediate Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short-Term Bond Fund II, JPMorgan Strategic Income Fund and JPMorgan U.S. Treasury Income Fund (the "Funds") at February 28, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 23, 2003

     JPMORGAN FUNDS
     SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders was held on February 13, 2003 at 522 Fifth Avenue, New York, New York 10036 for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between the following series of Mutual Fund Select Group:

          Acquiring Fund                      Target Fund

      JPMorgan Bond Fund II              JPMorgan Intermediate Bond Fund ("IBF")

Under the Reorganization Plan, the Target Fund would transfer all of its assets and liabilities to the Acquiring Fund in a tax-free reorganization. In exchange, shareholders of the Target Fund would receive shares of the Acquiring Fund with a value equal to their respective holdings in the Target Fund. A majority of shareholders of IBF approved the Reorganization Plan by the following votes:

                         FOR           AGAINST          ABSTAIN
   -------------------------------------------------------------
     IBF             48,322,930         80,449            5,177

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Funds

U.S. EQUITY FUNDS

Capital Growth Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS

Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund
Fleming Asia Equity Fund

SPECIALTY FUNDS

Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS

Fleming Tax Aware International
  Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income
  Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS

Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free
  Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS

100% U.S. Treasury Securities
  Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

SEMI-ANNUAL REPORT

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with the JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                        JPMorgan Funds Fulfillment Center
                                393 Manley Street
                         West Bridgewater, MA 02379-1039

        (C) J.P. Morgan Chase & Co., 2003 All Rights Reserved. April 2003

                                                                     SAN-INC-203